Securities Act File No. [            ]

As filed with the Securities and Exchange Commission on October 13, 2016

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. [ ]	☐
PEA	☐

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California Street, Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California Street, Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on November 14, 2016 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended

The information in this Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Proxy Statement/ Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA PARTNERS FUNDS GROUP II

TRANSAMERICA PARTNERS PORTFOLIOS

1801 California Street, Ste. 5200

Denver, Colorado 80202

(Toll free) 1-888-233-4339

[            ], 2016

Dear Holder:

You are being asked to vote on a proposed reorganization of your Transamerica Partners fund into another mutual fund also managed by Transamerica Asset Management, Inc. (“TAM”). Detailed information about the proposal is contained in the enclosed combined proxy statement/prospectus.

The Board of Trustees of your Transamerica Partners fund has called a Special Meeting of Holders of the fund to be held at [the offices of TAM, 1801 California Street, Suite 5200, Denver, Colorado 80202], on February 10, 2017 at [10:00 a.m.], Mountain Time, to consider and vote on an Agreement and Plan of Reorganization pursuant to which your fund would reorganize into the corresponding destination fund.

The proposed reorganization of your fund is part of an initiative designed to streamline the Transamerica fund family and to promote operating efficiencies. The Transamerica Partners funds were initially established primarily for retirement and benefit plan investors. Separate funds managed by TAM, branded Transamerica Funds, are offered more broadly. In a number of instances, funds in both groups overlap, and TAM believes that investors could benefit from the fund groups being combined and consolidated. The Transamerica Partners fund group has been experiencing net outflows for some time while the Transamerica Funds fund family has been growing. If approved by holders, the Transamerica Partners funds would reorganize into destination funds which are part of Transamerica Funds, which had net assets of approximately $19.9 billion as of June 30, 2016. The Transamerica Partners fund reorganizations would ultimately result in the elimination of the Transamerica Partners funds.

We have enclosed the combined proxy statement/prospectus seeking holder approval of certain of the Transamerica Partners fund reorganizations. These are reorganizations into certain existing destination funds. The approval of additional Transamerica Partners fund reorganizations into new destination funds is being sought via a separate combined proxy statement/prospectus.

After careful consideration, the Board of your Transamerica Partners fund unanimously approved your fund’s reorganization, and recommends that you vote “FOR” the proposal to reorganize your fund. Holders of record of the Transamerica Partners funds at the close of business on October 14, 2016 are entitled to vote at the meeting and any adjournments or postponements thereof.

Your vote is very important to us regardless of the number of shares you own. Whether or not you plan to attend the meeting in person, please read the combined proxy statement/prospectus and cast your vote promptly. To cast your vote, follow the instructions on the enclosed proxy card to vote by telephone or on the internet or complete, sign and return the proxy card in the enclosed postage-paid envelope.

If you have any questions, please call [                     ] at [                    ].

Sincerely,

Marijn P. Smit

Chairman of the Board. President

and Chief Executive Officer

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA PARTNERS FUNDS GROUP II

TRANSAMERICA PARTNERS PORTFOLIOS

1801 California Street, Ste. 5200

Denver, Colorado 80202

(Toll free) 1-888-233-4339

NOTICE OF SPECIAL MEETING OF HOLDERS

Scheduled for February 10, 2017

Special meetings of the holders of the funds identified below (for each fund, a “Special Meeting”) will be held at the offices of Transamerica Asset Management, Inc., 1801 California Street, Suite 5200, Denver, Colorado 80202, on February 10, 2017 at [10:00 a.m.], Mountain Time, to consider and vote on the following:

GROUP 1 - CORE BOND FUNDS

PROPOSAL 1A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Intermediate Bond’s acquisition of all of the assets of Transamerica Partners Core Bond, in exchange for Transamerica Intermediate Bond’s assumption of all of the liabilities of Transamerica Partners Core Bond and Class R shares of Transamerica Intermediate Bond, and the distribution of the Class R shares of Transamerica Intermediate Bond to the holders of the shares of Transamerica Partners Core Bond in complete redemption of their Transamerica Partners Core Bond shares, and (ii) the dissolution of Transamerica Partners Core Bond;

PROPOSAL 1B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Intermediate Bond’s acquisition of all of the assets of Transamerica Partners Institutional Core Bond, in exchange for Transamerica Intermediate Bond’s assumption of all of the liabilities of Transamerica Partners Institutional Core Bond and Class R4 shares of Transamerica Intermediate Bond, and the distribution of the Class R4 shares of Transamerica Intermediate Bond to the holders of the shares of Transamerica Partners Institutional Core Bond in complete redemption of their Transamerica Partners Institutional Core Bond shares, and (ii) the dissolution of Transamerica Partners Institutional Core Bond;

PROPOSAL 1C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Intermediate Bond’s acquisition of all of the assets of Transamerica Partners Core Bond Portfolio, in exchange for Transamerica Intermediate Bond’s assumption of all of the liabilities of Transamerica Partners Core Bond Portfolio and Class I3 shares of Transamerica Intermediate Bond, and the distribution of the Class I3 shares of Transamerica Intermediate Bond to the holders of the beneficial interests in Transamerica Partners Core Bond Portfolio in complete redemption of their Transamerica Partners Core Bond Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners Core Bond Portfolio;

GROUP 2 - GOVERNMENT MONEY MARKET FUNDS
PROPOSAL 2A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Government Money Market’s acquisition of all of the assets of Transamerica Partners Government Money Market, in exchange for Transamerica Government Money Market’s assumption of all of the liabilities of Transamerica Partners Government Money Market and Class R shares of Transamerica Government Money Market, and the distribution of the Class R shares of Transamerica Government Money Market to the holders of the shares of Transamerica Partners Government Money Market in complete redemption of their Transamerica Partners Government Money Market shares, and (ii) the dissolution of Transamerica Partners Government Money Market;

PROPOSAL 2B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Government Money Market’s acquisition of all of the assets of Transamerica Partners Institutional Government Money Market, in exchange for Transamerica Government Money Market’s assumption of all of the liabilities of Transamerica Partners Institutional Government Money Market and Class R4 shares of Transamerica Government Money Market, and the distribution of the Class R4 shares of Transamerica Government Money Market to the holders of the shares of Transamerica Partners Institutional Government Money Market in complete redemption of their Transamerica Partners Institutional Government Money Market shares, and (ii) the dissolution of Transamerica Partners Institutional Government Money Market;

PROPOSAL 2C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Government Money Market’s acquisition of all of the assets of Transamerica Partners Government Money Market Portfolio, in exchange for Transamerica Government Money Market’s assumption of all of the liabilities of Transamerica Partners Government Money Market Portfolio and Class I3 shares of Transamerica Government Money Market, and the distribution of the Class I3 shares of Transamerica Government Money Market to the holders of the beneficial interests in Transamerica Partners Government Money Market Portfolio in complete redemption of their Transamerica Partners Government Money Market Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners Government Money Market Portfolio;

GROUP 3 - HIGH YIELD BOND FUNDS
PROPOSAL 3A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica High Yield Bond’s acquisition of all of the assets of Transamerica Partners High Yield Bond, in exchange for Transamerica High Yield Bond’s assumption of all of the liabilities of Transamerica Partners High Yield Bond and Class R shares of Transamerica High Yield Bond, and the distribution of the Class R shares of Transamerica High Yield Bond to the holders of the shares of Transamerica Partners High Yield Bond in complete redemption of their Transamerica Partners High Yield Bond shares, and (ii) the dissolution of Transamerica Partners High Yield Bond;

PROPOSAL 3B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica High Yield Bond’s acquisition of all of the assets of Transamerica Partners Institutional High Yield Bond, in exchange for Transamerica High Yield Bond’s assumption of all of the liabilities of Transamerica Partners Institutional High Yield Bond and Class R4 shares of Transamerica High Yield Bond, and the distribution of the Class R4 shares of Transamerica High Yield Bond to the holders of the shares of Transamerica Partners Institutional High Yield Bond in complete redemption of their Transamerica Partners Institutional High Yield Bond shares, and (ii) the dissolution of Transamerica Partners Institutional High Yield Bond;

PROPOSAL 3C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica High Yield Bond’s acquisition of all of the assets of Transamerica Partners High Yield Bond Portfolio, in exchange for Transamerica High Yield Bond’s assumption of all of the liabilities of Transamerica Partners High Yield Bond Portfolio and Class I3 shares of Transamerica High Yield Bond, and the distribution of the Class I3 shares of Transamerica High Yield Bond to the holders of the beneficial interests in Transamerica Partners High Yield Bond Portfolio in complete redemption of their Transamerica Partners High Yield Bond Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners High Yield Bond Portfolio;

GROUP 4 - INTERNATIONAL EQUITY FUNDS

PROPOSAL 4A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica International Equity’s acquisition of all of the assets of Transamerica Partners International Equity, in exchange for Transamerica International Equity’s assumption of all of the liabilities of Transamerica Partners International Equity and Class R shares of Transamerica International Equity, and the distribution of the Class R shares of Transamerica International Equity to the holders of the shares of Transamerica Partners International Equity in complete redemption of their Transamerica Partners International Equity shares, and (ii) the dissolution of Transamerica Partners International Equity;

PROPOSAL 4B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica International Equity’s acquisition of all of the assets of Transamerica Partners Institutional International Equity, in exchange for Transamerica International Equity’s assumption of all of the liabilities of Transamerica Partners Institutional International Equity and Class R4 shares of Transamerica International Equity, and the distribution of the Class R4 shares of Transamerica International Equity to the holders of the shares of Transamerica Partners Institutional International Equity in complete redemption of their Transamerica Partners Institutional International Equity shares, and (ii) the dissolution of Transamerica Partners Institutional International Equity;

PROPOSAL 4C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica International Equity’s acquisition of all of the assets of Transamerica Partners International Equity Portfolio, in exchange for Transamerica International Equity’s assumption of all of the liabilities of Transamerica Partners International Equity Portfolio and Class I3 shares of Transamerica International Equity, and the distribution of the Class I3 shares of Transamerica International Equity to the holders of the beneficial interests in Transamerica Partners International Equity Portfolio in complete redemption of their Transamerica Partners International Equity Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners International Equity Portfolio;

GROUP 5 - MID GROWTH FUNDS

PROPOSAL 5A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Mid Cap Growth’s acquisition of all of the assets of Transamerica Partners Mid Growth, in exchange for Transamerica Mid Cap Growth’s assumption of all of the liabilities of Transamerica Partners Mid Growth and Class R shares of Transamerica Mid Cap Growth, and the distribution of the Class R shares of Transamerica Mid Cap Growth to the holders of the shares of Transamerica Partners Mid Growth in complete redemption of their Transamerica Partners Mid Growth shares, and (ii) the dissolution of Transamerica Partners Mid Growth;

PROPOSAL 5B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Mid Cap Growth’s acquisition of all of the assets of Transamerica Partners Institutional Mid Growth, in exchange for Transamerica Mid Cap Growth’s assumption of all of the liabilities of Transamerica Partners Institutional Mid Growth and Class R4 shares of Transamerica Mid Cap Growth, and the distribution of the Class R4 shares of Transamerica Mid Cap Growth to the holders of the shares of Transamerica Partners Institutional Mid Growth in complete redemption of their Transamerica Partners Institutional Mid Growth shares, and (ii) the dissolution of Transamerica Partners Institutional Mid Growth;

PROPOSAL 5C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Mid Cap Growth’s acquisition of all of the assets of Transamerica Partners Mid Growth Portfolio, in exchange for Transamerica Mid Cap Growth’s assumption of all of the liabilities of Transamerica Partners Mid Growth Portfolio and Class I3 shares of Transamerica Mid Cap Growth, and the distribution of the Class I3 shares of Transamerica Mid Cap Growth to the holders of the beneficial interests in Transamerica Partners Mid Growth Portfolio in complete redemption of their Transamerica Partners Mid Growth Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners Mid Growth Portfolio;

GROUP 6 - MID VALUE FUNDS

PROPOSAL 6A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Mid Cap Value Opportunities’ acquisition of all of the assets of Transamerica Partners Mid Value, in exchange for Transamerica Mid Cap Value Opportunities’ assumption of all of the liabilities of Transamerica Partners Mid Value and Class R shares of Transamerica Mid Cap Value Opportunities, and the distribution of the Class R shares of Transamerica Mid Cap Value Opportunities to the holders of the shares of Transamerica Partners Mid Value in complete redemption of their Transamerica Partners Mid Value shares, and (ii) the dissolution of Transamerica Partners Mid Value;

PROPOSAL 6B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Mid Cap Value Opportunities’ acquisition of all of the assets of Transamerica Partners Institutional Mid Value, in exchange for Transamerica Mid Cap Value Opportunities’ assumption of all of the liabilities of Transamerica Partners Institutional Mid Value and Class R4 shares of Transamerica Mid Cap Value Opportunities, and the distribution of the Class R4 shares of Transamerica Mid Cap Value Opportunities to the holders of the shares of Transamerica Partners Institutional Mid Value in complete redemption of their Transamerica Partners Institutional Mid Value shares, and (ii) the dissolution of Transamerica Partners Institutional Mid Value;

PROPOSAL 6C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Mid Cap Value Opportunities’ acquisition of all of the assets of Transamerica Partners Mid Value Portfolio, in exchange for Transamerica Mid Cap Value Opportunities’ assumption of all of the liabilities of Transamerica Partners Mid Value Portfolio and Class I3 shares of Transamerica Mid Cap Value Opportunities, and the distribution of the Class I3 shares of Transamerica Mid Cap Value Opportunities to the holders of the beneficial interests in Transamerica Partners Mid Value Portfolio in complete redemption of their Transamerica Partners Mid Value Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners Mid Value Portfolio;

GROUP 7 - SMALL CORE FUNDS

PROPOSAL 7A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Small Cap Core’s acquisition of all of the assets of Transamerica Partners Small Core, in exchange for Transamerica Small Cap Core’s assumption of all of the liabilities of Transamerica Partners Small Core and Class R shares of Transamerica Small Cap Core, and the distribution of the Class R shares of Transamerica Small Cap Core to the holders of the shares of Transamerica Partners Small Core in complete redemption of their Transamerica Partners Small Core shares, and (ii) the dissolution of Transamerica Partners Small Core;

PROPOSAL 7B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Small Cap Core’s acquisition of all of the assets of Transamerica Partners Institutional Small Core, in exchange for Transamerica Small Cap Core’s assumption of all of the liabilities of Transamerica Partners Institutional Small Core and Class R4 shares of Transamerica Small Cap Core, and the distribution of the Class R4 shares of Transamerica Small Cap Core to the holders of the shares of Transamerica Partners Institutional Small Core in complete redemption of their Transamerica Partners Institutional Small Core shares, and (ii) the dissolution of Transamerica Partners Institutional Small Core;

PROPOSAL 7C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Small Cap Core’s acquisition of all of the assets of Transamerica Partners Small Core Portfolio, in exchange for Transamerica Small Cap Core’s assumption of all of the liabilities of Transamerica Partners Small Core Portfolio and Class I3 shares of Transamerica Small Cap Core, and the distribution of the Class I3 shares of Transamerica Small Cap Core to the holders of the beneficial interests in Transamerica Partners Small Core Portfolio in complete redemption of their Transamerica Partners Small Core Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners Small Core Portfolio;

GROUP 8 - SMALL GROWTH FUNDS

PROPOSAL 8A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Small Cap Growth’s acquisition of all of the assets of Transamerica Partners Small Growth, in exchange for Transamerica Small Cap Growth’s assumption of all of the liabilities of Transamerica Partners Small Growth and Class R shares of Transamerica Small Cap Growth, and the distribution of the Class R shares of Transamerica Small Cap Growth to the holders of the shares of Transamerica Partners Small Growth in complete redemption of their Transamerica Partners Small Growth shares, and (ii) the dissolution of Transamerica Partners Small Growth;

PROPOSAL 8B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Small Cap Growth’s acquisition of all of the assets of Transamerica Partners Institutional Small Growth, in exchange for Transamerica Small Cap Growth’s assumption of all of the liabilities of Transamerica Partners Institutional Small Growth and Class R4 shares of Transamerica Small Cap Growth, and the distribution of the Class R4 shares of Transamerica Small Cap Growth to the holders of the shares of Transamerica Partners Institutional Small Growth in complete redemption of their Transamerica Partners Institutional Small Growth shares, and (ii) the dissolution of Transamerica Partners Institutional Small Growth;

PROPOSAL 8C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Small Cap Growth’s acquisition of all of the assets of Transamerica Partners Small Growth Portfolio, in exchange for Transamerica Small Cap Growth’s assumption of all of the liabilities of Transamerica Partners Small Growth Portfolio and Class I3 shares of Transamerica Small Cap Growth, and the distribution of the Class I3 shares of Transamerica Small Cap Growth to the holders of the beneficial interests in Transamerica Partners Small Growth Portfolio in complete redemption of their Transamerica Partners Small Growth Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners Small Growth Portfolio;

GROUP 9 - SMALL VALUE FUNDS

PROPOSAL 9A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Small Cap Value’s acquisition of all of the assets of Transamerica Partners Small Value, in exchange for Transamerica Small Cap Value’s assumption of all of the liabilities of Transamerica Partners Small Value and Class R shares of Transamerica Small Cap Value, and the distribution of the Class R shares of Transamerica Small Cap Value to the holders of the shares of Transamerica Partners Small Value in complete redemption of their Transamerica Partners Small Value shares, and (ii) the dissolution of Transamerica Partners Small Value;

PROPOSAL 9B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Small Cap Value’s acquisition of all of the assets of Transamerica Partners Institutional Small Value, in exchange for Transamerica Small Cap Value’s assumption of all of the liabilities of Transamerica Partners Institutional Small Value and Class R4 shares of Transamerica Small Cap Value, and the distribution of the Class R4 shares of Transamerica Small Cap Value to the holders of the shares of Transamerica Partners Institutional Small Value in complete redemption of their Transamerica Partners Institutional Small Value shares, and (ii) the dissolution of Transamerica Partners Institutional Small Value;

PROPOSAL 9C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Small Cap Value’s acquisition of all of the assets of Transamerica Partners Small Value Portfolio, in exchange for Transamerica Small Cap Value’s assumption of all of the liabilities of Transamerica Partners Small Value Portfolio and Class I3 shares of Transamerica Small Cap

Value, and the distribution of the Class I3 shares of Transamerica Small Cap Value to the holders of the beneficial interests in Transamerica Partners Small Value Portfolio in complete redemption of their Transamerica Partners Small Value Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners Small Value Portfolio; and

PROPOSAL 10:	To transact such other business as may properly come before the Special Meeting and any adjournments and postponements thereof.

The Board of each fund recommends that holders vote “FOR” in favor of the fund’s reorganization.

Holders of record of the funds at the close of business on October 14, 2016 are entitled to vote at the Special Meeting and any adjournments or postponements thereof.

By Order of the Boards of Trustees,

Tané T. Tyler

Vice President, Associate General Counsel and Secretary

[             ], 2016

Your vote is very important regardless of the number of votes that you hold. Holders who do not expect to attend the Special Meeting are requested to complete, sign, date and return the accompanying proxy card in the enclosed envelope, which needs no postage if mailed in the United States. It is important that your proxy card be returned promptly. For your convenience, you may also authorize your proxy by telephone or via the internet by following the enclosed instructions. If you authorize your proxy by telephone or via the internet, please do not return your proxy card unless you elect to change your vote.

If holders do not return their proxies in sufficient numbers, the funds may be required to make additional solicitations.

Funds Holding Special Meetings on February 10, 2017

Transamerica Partners Funds Group

Transamerica Partners Core Bond

Transamerica Partners Government Money Market

Transamerica Partners High Yield Bond

Transamerica Partners International Equity

Transamerica Partners Mid Growth

Transamerica Partners Mid Value

Transamerica Partners Small Core

Transamerica Partners Small Growth

Transamerica Partners Small Value

Transamerica Partners Funds Group II

Transamerica Partners Institutional Core Bond

Transamerica Partners Institutional Government Money Market

Transamerica Partners Institutional High Yield Bond

Transamerica Partners Institutional International Equity

Transamerica Partners Institutional Mid Growth

Transamerica Partners Institutional Mid Value

Transamerica Partners Institutional Small Core

Transamerica Partners Institutional Small Growth

Transamerica Partners Institutional Small Value

Transamerica Partners Portfolios

Transamerica Partners Core Bond Portfolio

Transamerica Partners Government Money Market Portfolio

Transamerica Partners High Yield Bond Portfolio

Transamerica Partners International Equity Portfolio

Transamerica Partners Mid Growth Portfolio

Transamerica Partners Mid Value Portfolio

Transamerica Partners Small Core Portfolio

Transamerica Partners Small Growth Portfolio

Transamerica Partners Small Value Portfolio

COMBINED PROXY STATEMENT

OF

TRANSAMERICA PARTNERS FUNDS GROUP

on behalf of its Series:

TRANSAMERICA PARTNERS CORE BOND

TRANSAMERICA PARTNERS GOVERNMENT MONEY MARKET

TRANSAMERICA PARTNERS HIGH YIELD BOND

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY

TRANSAMERICA PARTNERS MID GROWTH

TRANSAMERICA PARTNERS MID VALUE

TRANSAMERICA PARTNERS SMALL CORE

TRANSAMERICA PARTNERS SMALL GROWTH

TRANSAMERICA PARTNERS SMALL VALUE

(referred to as “Investor Target Feeder Funds”)

TRANSAMERICA PARTNERS FUNDS GROUP II

on behalf of its Series

TRANSAMERICA PARTNERS INSTITUTIONAL CORE BOND

TRANSAMERICA PARTNERS INSTITUTIONAL GOVERNMENT MONEY MARKET

TRANSAMERICA PARTNERS INSTITUTIONAL HIGH YIELD BOND

TRANSAMERICA PARTNERS INSTITUTIONAL INTERNATIONAL EQUITY

TRANSAMERICA PARTNERS INSTITUTIONAL MID GROWTH

TRANSAMERICA PARTNERS INSTITUTIONAL MID VALUE

TRANSAMERICA PARTNERS INSTITUTIONAL SMALL CORE

TRANSAMERICA PARTNERS INSTITUTIONAL SMALL GROWTH

TRANSAMERICA PARTNERS INSTITUTIONAL SMALL VALUE

(referred to as “Institutional Target Feeder Funds”)

AND

TRANSAMERICA PARTNERS PORTFOLIOS

on behalf of its Series:

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO

TRANSAMERICA PARTNERS GOVERNMENT MONEY MARKET PORTFOLIO

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY PORTFOLIO

TRANSAMERICA PARTNERS MID GROWTH PORTFOLIO

TRANSAMERICA PARTNERS MID VALUE PORTFOLIO

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO

TRANSAMERICA PARTNERS SMALL GROWTH PORTFOLIO

TRANSAMERICA PARTNERS SMALL VALUE PORTFOLIO

(referred to as “Target Master Portfolios”)

(each, a “Target Fund” and together, the “Target Funds”)

AND

PROSPECTUS

OF

TRANSAMERICA FUNDS

on behalf of its Series:

TRANSAMERICA INTERMEDIATE BOND

TRANSAMERICA GOVERNMENT MONEY MARKET

TRANSAMERICA HIGH YIELD BOND

TRANSAMERICA INTERNATIONAL EQUITY

TRANSAMERICA MID CAP GROWTH

TRANSAMERICA MID CAP VALUE OPPORTUNITIES

TRANSAMERICA SMALL CAP CORE

TRANSAMERICA SMALL CAP GROWTH

TRANSAMERICA SMALL CAP VALUE

(each, a “Destination Fund” and together, the “Destination Funds”)

The address and telephone number of each fund is:

1801 California Street,

Suite 5200

Denver, Colorado 80202

(Toll free) 1-888-233-4339

Shares of the Destination Funds have not been approved or disapproved by the Securities and Exchange Commission (the “SEC”). The SEC has not passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

An investment in any Target Fund or Destination Fund (each sometimes referred to herein as a “Fund”) is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Proxy Statement/Prospectus sets forth information about the Destination Funds that an investor needs to know before investing. Please read this Proxy Statement/Prospectus carefully before investing and keep it for future reference.

[TO BE INCLUDED IN SUBSEQUENT AMENDMENT.]

INTRODUCTION

This combined proxy statement/prospectus, dated [            ], 2016 (this “Proxy Statement/Prospectus”), is being furnished to holders of the Target Funds in connection with the solicitation by the Board of Trustees (each, a “Board”) of each Target Fund of proxies to be used at a Special Meeting of Holders of each Target Fund (for each Target Fund, a “Special Meeting”) to be held at [the offices of Transamerica Asset Management, Inc. (“TAM”), 1801 California Street, Suite 5200, Denver, Colorado 80202], on February 10, 2017 at [10:00 a.m.], Mountain Time. This Proxy Statement/Prospectus is being mailed to holders of the Target Funds on or about [            ], 2016.

Each Target Fund is a series of the trust noted on the cover page. Transamerica Partners Funds Group (“TPFG”) and Transamerica Partners Funds Group II (“TPFG II”) are each organized as a Massachusetts business trust. Transamerica Partners Portfolios is a trust governed by New York law (“TPP”). For purposes of this Proxy Statement/Prospectus, each of TPFG, TPFG II and TPP is sometimes referred to as a “Target Trust.” Each Target Trust is an open-end management investment company. Each Destination Fund is a series of Transamerica Funds, an open-end management investment company organized as a Delaware statutory trust (the “Destination Trust”).

The Target Funds operate in a master-feeder structure. Those Target Funds which are series of TPFG (Investors Target Feeder Funds) and TPFG II (Institutional Target Feeder Funds) (collectively, the “Target Feeder Funds”) invest in securities through underlying Target Master Portfolios. The underlying Target Master Portfolios are series of TPP. Beneficial interests of each Target Master Portfolio are also held by insurance company separate account feeder funds and collective investment trust feeder funds (collectively, the “Non-Mutual Fund Feeder Funds”). The reorganizations described herein involve each Target Master Portfolio and its Target Feeder Funds reorganizing into a Destination Fund. The Non-Mutual Fund Feeder Funds would remain in place and hold shares of the applicable Destination Fund following the reorganizations.

This Proxy Statement/Prospectus contains information you should know before voting on the applicable Agreement and Plan of Reorganization (each, a “Plan”) that provide for the reorganization of your Target Fund into a corresponding Destination Fund (each, a “Reorganization”). A copy of the form of Plan is attached to this Proxy Statement/Prospectus as Exhibit A.

The proposals contained in this Proxy Statement/Prospectus are grouped such that proposals for a Target Master Portfolio and its Target Feeder Funds are discussed together. Assuming requisite holder approval, a Target Master Portfolio and its Target Feeder Funds would reorganize into the corresponding Destination Fund on the same closing date.

It is possible that your Target Fund may approve its Reorganization but the Reorganization of another Target Fund in its Reorganization grouping does not receive the requisite approval. In such a case, while the consummation of one Reorganization is not contingent on the consummation of any other Reorganization, the Board of your Target Fund would evaluate whether to consummate the Reorganization or take other steps.

You are entitled to vote at the Special Meeting of each Target Fund of which you are a holder as of the close of business on October 14, 2016 (the “Record Date”). You may be receiving these materials if you are a holder of a Non-Mutual Fund Feeder Fund that invests in a Target Master Portfolio and for which you are entitled to provide voting instructions with respect to that Target Master Portfolio. For purposes of convenience in this Proxy Statement/Prospectus, shareholders and interest holders are sometimes referred to as “holders” and the shares and beneficial interests they hold in the Target Funds are sometimes referred to as “shares.”

When a Target Feeder Fund holder votes with respect to a Reorganization proposal, that vote will also constitute instructions for the Target Feeder Fund to vote in the same manner on the corresponding Reorganization proposal for the Target Master Portfolio in which it invests. Please note that, as the Target Master Portfolios have holders besides the Target Feeder Funds, it is possible that the Reorganization of a Target Master Portfolio may not be approved by the Target Master Portfolio, even if it is approved by the corresponding Target Feeder Fund holders. It is also possible that the Reorganization of a Target Master Portfolio may be approved by the Target Master Portfolio, even if it is not approved by the corresponding Target Feeder Fund holders. For many of the Target Master Portfolios, the Target Feeder Funds represent a significant portion of the Target Master Portfolio’s assets. As a result, in voting on the proposed Reorganization of a Target Master Portfolio, the Non-Mutual Fund Feeder Funds may be outvoted by the Target Feeder Funds.

The following table indicates (a) which proposal relates to which Target Fund, (b) the Destination Fund that corresponds to each Target Fund, (c) the class of shares of the corresponding Destination Fund that holders of shares in each Target Fund would receive if the Plan relating to such Target Fund is approved, and (d) the page of this Proxy Statement/Prospectus on which the discussion regarding each group of proposals begins. The Target Funds do not have share classes. The proposals are grouped, numbered and lettered for convenience.

Group	Proposal	Target Fund	Destination Fund and Shares	Page
Group 1				[ ]
	Proposal 1A	Transamerica Partners Core Bond	Transamerica Intermediate Bond Class R
	Proposal 1B	Transamerica Partners Institutional Core Bond	Transamerica Intermediate Bond Class R4
	Proposal 1C	Transamerica Partners Core Bond Portfolio	Transamerica Intermediate Bond Class I3
Group 2				[ ]
	Proposal 2A	Transamerica Partners Government Money Market	Transamerica Government Money Market Class R
	Proposal 2B	Transamerica Partners Institutional Government Money Market	Transamerica Government Money Market Class R4
	Proposal 2C	Transamerica Partners Government Money Market Portfolio	Transamerica Government Money Market Class I3
Group 3				[ ]
	Proposal 3A	Transamerica Partners High Yield Bond	Transamerica High Yield Bond Class R
	Proposal 3B	Transamerica Partners Institutional High Yield Bond	Transamerica High Yield Bond Class R4
	Proposal 3C	Transamerica Partners High Yield Bond Portfolio	Transamerica High Yield Bond Class I3
Group 4				[ ]
	Proposal 4A	Transamerica Partners International Equity	Transamerica International Equity Class R
	Proposal 4B	Transamerica Partners Institutional International Equity	Transamerica International Equity Class R4
	Proposal 4C	Transamerica Partners International Equity Portfolio	Transamerica International Equity Class I3
Group 5				[ ]
	Proposal 5A	Transamerica Partners Mid Growth	Transamerica Mid Cap Growth Class R
	Proposal 5B	Transamerica Partners Institutional Mid Growth	Transamerica Mid Cap Growth Class R4
	Proposal 5C	Transamerica Partners Mid Growth Portfolio	Transamerica Mid Cap Growth Class I3
Group 6				[ ]
	Proposal 6A	Transamerica Partners Mid Value	Transamerica Mid Cap Value Opportunities Class R
	Proposal 6B	Transamerica Partners Institutional Mid Value	Transamerica Mid Cap Value Opportunities Class R4
	Proposal 6C	Transamerica Partners Mid Value Portfolio	Transamerica Mid Cap Value Opportunities Class I3
Group 7				[ ]
	Proposal 7A	Transamerica Partners Small Core	Transamerica Small Cap Core Class R
	Proposal 7B	Transamerica Partners Institutional Small Core	Transamerica Small Cap Core Class R4
	Proposal 7C	Transamerica Partners Small Core Portfolio	Transamerica Small Cap Core Class I3
Group 8				[ ]
	Proposal 8A	Transamerica Partners Small Growth	Transamerica Small Cap Growth Class R
	Proposal 8B	Transamerica Partners Institutional Small Growth	Transamerica Small Cap Growth Class R4
	Proposal 8C	Transamerica Partners Small Growth Portfolio	Transamerica Small Cap Growth Class I3

Group 9				[ ]
	Proposal 9A	Transamerica Partners Small Value	Transamerica Small Cap Value Class R
	Proposal 9B	Transamerica Partners Institutional Small Value	Transamerica Small Cap Value Class R4
	Proposal 9C	Transamerica Partners Small Value Portfolio	Transamerica Small Cap Value Class I3

Please read this Proxy Statement/Prospectus, including Exhibit A, carefully. Although each Reorganization is similar in structure, you should read carefully the specific discussion regarding your Target Fund’s Reorganization.

The date of this Proxy Statement/Prospectus is [            ], 2016.

For more complete information about each Fund, please read the Fund’s summary prospectus, prospectus and statement of additional information (or Part A and Part B with respect to a Target Master Portfolio), as they may be amended and/or supplemented. Each Fund’s summary prospectus, prospectus and statement of additional information (or Part A and Part B), and other additional information about each Fund, has been filed with the SEC (http://www.sec.gov) and is available upon request and without charge by calling the toll-free numbers shown below.

Where to get More Information

Each Fund’s current summary prospectus, prospectus and statement of additional information (or Part A and Part B), including any applicable supplements thereto.	On file with the SEC (http://www.sec.gov) and available at no charge by calling the Funds’ toll-free number: 1-888-233-4339 or by visiting the Target Funds’ website at http://www.transamericapartners.com/content/prospectus.aspx and the Destination Funds’ website at https://www.transamerica.com/individual/products/mutual-funds/prospectus/.

Each Fund’s most recent annual and semi-annual reports to shareholders.	On file with the SEC (http://www.sec.gov) and available at no charge by calling the Funds’ toll-free number: 1-888-233-4339 or by visiting the Target Funds’ website at http://www.transamericapartners.com/content/prospectus.aspx and the Destination Funds’ website at https://www.transamerica.com/individual/products/mutual-funds/prospectus/. See “Available Information.”

A statement of additional information for this Proxy Statement/Prospectus, dated [ ], 2016 (the “SAI”). The SAI contains additional information about the Target Funds and the Destination Funds.	On file with the SEC (http://www.sec.gov) and available at no charge by calling the Funds’ toll-free number: 1-888-233-4339 or by visiting the Target Funds’ website at http://www.transamericapartners.com/content/prospectus.aspx and the Destination Funds’ website at https://www.transamerica.com/individual/products/mutual-funds/prospectus/. The SAI is incorporated by reference into this Proxy Statement/Prospectus.

To ask questions about this Proxy Statement/Prospectus.	Call the following toll-free telephone number: 1-888-233-4339.

Beneficial interests in the Target Master Portfolios are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Only investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Target Master Portfolios. This Proxy Statement/Prospectus is not an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Portfolios.

Each Target Fund’s prospectus and statement of additional information (or Part A and Part B), each dated May 1, 2016, as supplemented, are incorporated by reference into this Proxy Statement/Prospectus.

SUMMARY

This Summary section is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Plan relating to each Reorganization. Holders should read the entire Proxy Statement/Prospectus, including Exhibit A, carefully.

Why are the Reorganizations being proposed?

The proposed Reorganizations are part of an initiative designed to streamline the Transamerica fund family and to promote operating efficiencies. The Reorganizations would combine the Transamerica Partners funds into Transamerica Funds, a larger and growing fund complex. The initiative would also eliminate certain redundancies in product offerings as, in a number of instances, funds in both groups overlap. If approved, the Reorganizations would ultimately result in the elimination of the Transamerica Partners funds.

Your Target Fund is part of the Transamerica Partners funds. The Transamerica Partners funds were initially established primarily for retirement and benefit plan investors. A separate group of mutual funds managed by TAM, branded Transamerica Funds, are offered more broadly. In a number of instances, funds in both groups overlap. The Transamerica Partners funds have been experiencing net outflows for a number of years. These outflows have resulted in certain diseconomies, including fixed costs representing an increasing percentage of a smaller asset base and the funds losing the benefit of previously attained fee breakpoints. The Target Funds appear to have limited distribution opportunities and prospects for future asset growth. In addition, the Target Funds’ current contractual expense limitations expire on May 1, 2017, and TAM does not currently expect to maintain the expense limitations for many of the Target Funds at their current levels beyond May 1, 2017 should the Reorganizations not occur. On the other hand, Transamerica Funds is growing, with net assets of approximately $19.9 billion as of June 30, 2016. TAM believes that investors could benefit from the fund groups being combined.

It is proposed that each Target Fund reorganize into an existing Destination Fund in Transamerica Funds. Transamerica Funds offers increased distribution capabilities and greater potential for asset growth and efficiencies, including the potential for lower expense ratios. The larger asset bases resulting from the Reorganizations are expected to give each reorganized Destination Fund the ability to better diversify its holdings and effect larger portfolio transactions while also spreading fixed costs across a larger asset base.

Each Target Fund would reorganize into a Destination Fund with the same or compatible investment objectives and strategies. With one exception, each Target Feeder Fund and its related Target Master Portfolio would reorganize into a Destination Fund with the same sub-adviser(s) as the applicable Target Master Portfolio.1 While the fees of the Target Funds and Destination Funds may differ in structure and amount, it is currently expected that the total expenses for the Target Funds would in most cases be lower or stay the same following the Reorganizations. In a limited number of cases, the total expenses of certain Target Master Portfolios are estimated to increase, but those expenses are expected to remain at the current expense limitations of those Target Master Portfolios.

How will the Reorganizations work?

•	On the applicable closing date, each Target Fund will transfer all of its property and assets to the corresponding Destination Fund. In exchange, the applicable Destination Fund will assume all of the liabilities of the applicable Target Fund and issue shares to that Target Fund, as described below.

[1]	The Transamerica Partners Mid Value Portfolio, a Target Master Portfolio, is sub-advised by Thompson, Siegel and Walmsley LLC (“TS&W”) and J.P. Morgan Investment Management Inc. Transamerica Mid Cap Value Opportunities, the corresponding Destination Fund, is sub-advised only by TS&W.

•	In each Reorganization, the applicable Destination Fund will issue shares of the applicable class to the applicable Target Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Feeder Fund’s shares (or beneficial interests in the case of the Target Master Portfolios). Holders of shares of Investor Target Feeder Funds will receive Class R shares. Holders of shares of Institutional Target Feeder Funds will receive Class R4 shares. Holders of beneficial interests in the Target Master Portfolios will receive Class I3 shares.

•	Shares of the applicable class of the applicable Destination Fund will then be distributed by the applicable Target Fund to holders of shares (or beneficial interests) in the Target Fund on a pro rata basis in complete redemption of the holders’ shares (or beneficial interests) and in complete liquidation of the Target Fund. Therefore, on the closing date, upon completion of the applicable Reorganization, each holder of shares (or beneficial interests) in the applicable Target Fund will hold shares of the applicable class of the corresponding Destination Fund with an aggregate net asset value equal to the aggregate net asset value of the holder’s shares (or beneficial interests) in the applicable Target Fund immediately prior to the Reorganization. The net asset value attributable to each Target Fund will be determined using the Target Fund’s valuation policies and procedures, and the net asset value attributable to a class of shares of each Destination Fund will be determined using the Destination Fund’s valuation policies and procedures. The portfolio assets of each Target Fund and corresponding Destination Fund are valued using the same valuation policies and procedures.

•	For each Reorganization grouping, the Target Master Portfolio and the Target Feeder Funds that invest in the Target Master Portfolio will reorganize into the corresponding Destination Fund on the same closing date. In terms of mechanics, prior to the applicable Reorganization, each Target Feeder Fund will redeem its interest in the applicable Target Master Portfolio in kind, subject to its pro rata share of liabilities, and then complete its Reorganization into the applicable Destination Fund. The Reorganizations of the Target Feeder Funds will occur prior to the Reorganization of the relevant Target Master Portfolio. Following completion of the Reorganizations of the Target Feeder Funds, the related Target Master Portfolio will complete its Reorganization with the applicable Destination Fund. At the time of each Target Master Portfolio Reorganization, the applicable Non-Mutual Fund Feeder Funds will be the only holders of the Target Master Portfolio.

•	Each Target Fund will be terminated after the consummation of its Reorganization.

•	No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganizations.

•	Following the Reorganizations, TAM will continue to act as investment manager to each Destination Fund and the relevant sub-advisers will continue to serve as sub-advisers to the Destination Funds.

What are the federal income tax consequences of the Reorganizations?

For each Reorganization involving a Target Feeder Fund, for federal income tax purposes, no gain or loss is expected to be recognized by holders or, generally, the Target Feeder Fund as a result of the Reorganization.

The Reorganization of each Target Master Portfolio may be a taxable transaction. The exchange of each Target Master Portfolio’s assets for the applicable class of shares of the corresponding Destination Fund and the Destination Fund’s assumption of the Target Master Portfolio’s liabilities is expected, in most cases, to be a taxable exchange for federal income tax purposes, in which the Target Master Portfolio will recognize gains and losses. In such a case, holders of beneficial interests in the applicable Target Master Portfolio will be required to take into account their allocable shares of the gains and losses recognized by the Target Master Portfolio. Holders of beneficial interests in a Target Master Portfolio may also recognize gain or loss in connection with the applicable Destination Fund’s assumption of the Target Master Portfolio’s liabilities or the distribution of the applicable

Destination Fund’s shares in liquidation of the Target Master Portfolio. As noted above, the only holders of the Target Master Portfolios at the time of the Reorganization of the Target Master Portfolio will be the applicable Non-Mutual Fund Feeder Funds. For more information, please see “Information about the Proposed Reorganizations — Certain Federal Income Tax Consequences,” below.

Who bears the expenses associated with the Reorganizations?

The costs of the Reorganizations will be shared equally by TAM, on the one hand, and, subject to certain limits, the Target Funds and Destination Funds (and ultimately holders of the Target Funds and Destination Funds) on the other. Costs will be allocated among the Target Funds and Destination Funds based on, among other factors, the expected benefits of the Reorganization to each Target Fund.

Why did the Boards approve the Reorganizations?

The Board of your Target Fund, including all of the Trustees who are not “interested” persons (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds, TAM or Transamerica Capital, Inc. (“TCI”), the Funds’ distributor (the “Independent Trustees”), after careful consideration, has determined that the Reorganization is in the best interest of your Target Fund and will not dilute the interests of the existing holders of your Target Fund. The Board has made this determination based on various factors, which include those that are discussed in this Proxy Statement/Prospectus under the discussion of each Reorganization in the section entitled “Reasons for the Proposed Reorganization.”

Similarly, the Board of each corresponding Destination Fund, including all of the Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of each Destination Fund and that the interests of the Destination Fund’s shareholders will not be diluted as a result of the Reorganization.

What happens if a Reorganization is not approved?

If the required holder approval of your Target Fund is not obtained, the Special Meeting may be adjourned as more fully described in this Proxy Statement/Prospectus. If your Target Fund’s Reorganization is not approved, you will remain a holder of your Target Fund, and the Board of your Target Fund will consider what further action may be appropriate.

It is possible that your Target Fund may approve its Reorganization but the Reorganization of another Target Fund in its Reorganization grouping does not receive the requisite approval. In such a case, while the consummation of one Reorganization is not contingent on the consummation of any other Reorganization, the Board of your Target Fund would evaluate whether to consummate the Reorganization or take other steps.

Please also note that, as the Target Master Portfolios have holders besides the Target Feeder Funds, it is possible that the Reorganization of a Target Master Portfolio may not be approved by the Target Master Portfolio, even if it is approved by Target Feeder Fund holders. It is also possible that the Reorganization of a Target Master Portfolio may be approved by the Target Master Portfolio, even if it is not approved by Target Feeder Fund holders.

Who is eligible to vote?

Holders of record of a Target Fund at the close of business on the Record Date are entitled to be present and to vote at the Special Meeting of the Target Fund or any adjournment or postponement thereof. Shares represented by properly executed proxies, unless revoked before or at the Special Meeting, will be voted according to holders’ instructions. If you sign a proxy but do not fill in a vote, your shares will not be voted to approve the applicable Plan. If any other business comes before the Special Meeting, your shares will be voted at the discretion of the persons named as proxies.

How do I vote my shares?

You can provide voting instructions by telephone by calling the toll-free number on the enclosed proxy card by going to internet address providing on the proxy card and following the instructions. Alternatively, you can vote your shares by signing and dating the enclosed proxy card, and mailing it in the enclosed postage-paid envelope.

You can also attend the Special Meeting in person. However, even if you intend to do so, we encourage you to provide voting instructions by one of the methods described above.

It is important that you vote promptly.

GROUP 1 - CORE BOND FUNDS

TRANSAMERICA PARTNERS CORE BOND

TRANSAMERICA PARTNERS INSTITUTIONAL CORE BOND

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA INTERMEDIATE BOND

(the “Destination Fund”)

PROPOSALS 1A, 1B AND 1C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Plan attached as Exhibit A, which includes additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the Plan, please see the section entitled “Terms of Each Agreement and Plan of Reorganization” in the back of this Proxy Statement/Prospectus, after the discussion of the proposals.

In each proposed Reorganization, the Target Fund would be reorganized into the Destination Fund, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares

Proposal 1A	Transamerica Partners Core Bond	Transamerica Intermediate Bond Class R

Proposal 1B	Transamerica Partners Institutional Core Bond	Transamerica Intermediate Bond Class R4

Proposal 1C	Transamerica Partners Core Bond Portfolio	Transamerica Intermediate Bond Class I3

Transamerica Partners Core Bond would reorganize first, Transamerica Partners Institutional Core Bond would reorganize next and Transamerica Partners Core Bond Portfolio would reorganize last. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have the same investment objective and principal investment strategies and substantially similar related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks to achieve maximum total return.

Principal investment strategies[1]	Under normal circumstances, the fund invests primarily in investment grade debt securities, which may include: investment grade corporate securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed income securities. The fund’s portfolio weighted average duration will typically range from 3 to 10 years. The fund may also invest in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLO”s), collateralized bond obligations (“CBO”s) and collateralized debt obligations (“CDO”s)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations and repurchase agreements. The fund’s investments may include debt securities of foreign issuers, including emerging market debt securities. The fund may invest in securities that are denominated in U.S. dollars and in foreign currencies.

The fund may invest up to 10% of its net assets in emerging market debt securities and up to 10% of its net assets in high-yield debt securities (commonly referred to as “junk” bonds), but may invest no more than 15% of its net assets in emerging market debt securities and high-yield debt securities combined. Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the fund’s sub-adviser.

In managing the fund’s assets, the sub-adviser uses a combination of a global “top down” analysis of the macroeconomic and interest rate environment and proprietary “bottom up” research of corporate and government debt, and other debt instruments. In the sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub-adviser uses this combined approach to determine sector, security, yield curve positioning, and duration positions for the fund.

The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the fund’s portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.

The fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

Investment manager	TAM

Sub-adviser	Aegon USA Investment Management, LLC

Portfolio managers

Brian W. Westhoff, CFA: Portfolio Manager of the Funds since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC from 2005 – 2011

Doug Weih, CFA: Portfolio Manager of the Funds since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009

Matthew Q. Buchanan, CFA: Portfolio Manager of the Funds since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2012; Co-Head of Investment Grade Credit; Bond Trader, Logan Circle Partners 2007-2012

Bradley D. Doyle, CFA: Portfolio Manager of the Funds since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit

Tyler A. Knight, CFA: Portfolio Manager of the Funds since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

Business

Transamerica Partners Core Bond is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional Core Bond is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Core Bond Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

		The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

Net assets (as of June 30, 2016)	Transamerica Partners Core Bond = $381,773,422 Transamerica Partners Institutional Core Bond = $373,802,374 Transamerica Partners Core Bond Portfolio (excluding the Target Feeder Funds) = $1,255,792,456	$1,272,057,362

Management fees

TAM receives compensation for investment advisory services from the Target Funds at an annual rate of 0.35%.

TAM also receives compensation for administrative services from Transamerica Partners Core Bond and Transamerica Partners Institutional Core Bond at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners Core Bond Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at annual rates of 0.38% of the first $2 billion; and 0.365% in excess of $2 billion.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners Core Bond is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional Core Bond is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Core Bond Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•    1.00% for Transamerica Partners Core Bond; and

•    0.65% for Transamerica Partners Institutional Core Bond.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of Transamerica Partners Core Bond Portfolio to 0.40%. This arrangement is voluntary and may be terminated by TAM at any time.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    1.00% for Class R shares;

•    0.65% for Class R4 shares; and

•    0.40% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

[1]	Transamerica Partners Core Bond and Transamerica Partners Institutional Core Bond are feeder funds and invest in securities through Transamerica Partners Core Bond Portfolio, an underlying master fund having the same investment goals and strategies.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have the same investment objective and principal investment strategies, they are subject to substantially similar principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Active Trading – The fund is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution.

Counterparty – The fund will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the fund may decline.

Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk” bonds) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Currency Hedging – The fund may hedge its currency risk using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

Derivatives – Using derivatives exposes the fund to additional risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Funds—More on Principal Risks: Derivatives” in this prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule takes effect, it could limit the ability of the fund to invest in derivatives.

Dollar Rolls – The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money for investment purposes. Dollar roll transactions involve the risk that the market value of the securities the fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the fund sells securities becomes insolvent, the fund’s right to purchase or repurchase securities may be restricted.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Hedging – The fund may buy and sell futures contracts, put and call options, and forward contracts as a hedge. Some hedging strategies could hedge the fund’s portfolio against price fluctuations. Other hedging strategies would tend to increase the fund’s exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on the fund’s foreign investments. The fund’s hedging strategies may not work as intended, and the fund may be in a less favorable position than if it had not used a hedging instrument.

High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Interest Rate – Interest rates in the U.S. have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the fund may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging – The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the fund to sell, particularly during times of market turmoil. These illiquid investments can be difficult to value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the eventof bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. Junior loans, which have a lower place in the borrower’s capital structure than senior loans and may be unsecured, involve a higher degree of overall risk than senior loans of the same borrower. The fund’s investments in loans are also subject to prepayment or call risk. Loans may have settlement periods in excess of seven days. Failure to receive sales proceeds on a timely basis may constrain the fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Municipal Securities – Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, the fund will be more susceptible to associated risks and developments. In recent periods an increasing number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund’s ability to dispose of the underlying securities may be restricted.

Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Yield – The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income.

Each Fund is subject to similar management related risks. The Target Funds are subject to the following related principal risk:

Management – The fund is subject to the risk that the Investment Manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The Destination Fund is subject to the following related principal risks:

Manager – The fund is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Portfolio Management – The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security orissuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the sub-adviser or manager. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the sub-adviser and could have an adverse effect on the value or performance of the fund.

The Funds’ Past Performance

Set forth below is performance information for each Fund. The bar charts and tables below provide some indication of the risks of investing in each Fund by showing you how the performance of the Target Funds and Class I2 shares of the Destination Fund has varied from year to year for 10 years or since inception, as applicable, and how the average total returns of each Target Fund and the applicable class of shares of the Destination Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners Core Bond Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Funds’ expenses, performance would have been lower. No performance information is presented for the Class R, Class R4 and Class I3 shares of the Destination Fund because those share classes are newly offered. Class R, Class R4 and Class I3 shares of the

Destination Fund would have different performance because they have different expenses. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Following the Reorganizations, Transamerica Partners Institutional Core Bond will be the surviving fund for performance purposes.

Prior to May 1, 2014, the Target Funds had a different sub-adviser. The performance set forth below for the Target Funds prior to that date is attributable to the previous sub-adviser.

Transamerica Partners Core Bond Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	9/30/2009	5.26%
Worst Quarter:	9/30/2008	-3.88%

Year-to-date return as of September 30, 2016: 5.76%

Transamerica Partners Core Bond Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Core Bond	-0.16%	3.38%	4.34%	07/05/1994
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%

Transamerica Partners Institutional Core Bond Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	9/30/2009	5.44%
Worst Quarter:	9/30/2008	-3.77%

Year-to-date return as of September 30, 2016: 5.99%

Transamerica Partners Institutional Core Bond Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Core Bond	0.21%	3.72%	4.67%	09/11/2000
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%

Transamerica Partners Core Bond Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	9/30/2009	5.44%
Worst Quarter:	9/30/2008	-3.66%

Year-to-date return as of September 30, 2016: 5.81%

Transamerica Partners Core Bond Portfolio Average Annual Total Returns

(for periods ended 12/31/2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Core Bond Portfolio	0.46%	4.00%	4.95%	01/01/2002
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%

Transamerica Intermediate Bond Annual Returns

Annual Total Returns (calendar years ended December 31) - Class I2

	Quarter Ended	Return
Best Quarter:	3/31/2015	1.66%
Worst Quarter:	6/30/2015	-1.61%

Year-to-date return as of September 30, 2016: 5.65%

Transamerica Intermediate Bond Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	Since Inception	Inception Date
Class I2			03/01/2014
Return before taxes	0.51%	1.99%
Return after taxes on distributions	-0.40%	1.10%
Return after taxes on distributions and sale of fund shares	0.29%	1.12%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	2.39%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below are based on the expenses of the Funds for the twelve-month period ended June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 1 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. The fees and expenses shown in the table and Example below for Transamerica Partners Core Bond Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica Partners Institutional Core Bond will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Partners Institutional Core Bond’s operating history will be used for financial reporting purposes.

Transamerica Partners Core Bond

	Transamerica Partners Core Bond[1]	Transamerica Intermediate Bond	Combined Transamerica Intermediate Bond (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.35%	0.38%	0.38%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.36%	0.03%[4]	0.03%[4]
Total annual fund operating expenses	0.96%	0.91%	0.91%
Fee waiver and/or expense reimbursement	0.00%[5]	0.00%[6]	0.00%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.96%	0.91%	0.91%

Transamerica Partners Institutional Core Bond

	Transamerica Partners Institutional Core Bond[1]	Transamerica Intermediate Bond	Combined Transamerica Intermediate Bond (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.35%	0.38%	0.38%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.10%	0.03%[4]	0.03%[4]
Total annual fund operating expenses	0.70%	0.66%	0.66%
Fee waiver and/or expense reimbursement	0.05%[7]	0.01%[6]	0.01%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%	0.65%	0.65%

Transamerica Partners Core Bond Portfolio

	Transamerica Partners Core Bond Portfolio	Transamerica Intermediate Bond	Combined Transamerica Intermediate Bond (Pro Forma)
		Class I3	Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.35%	0.38%	0.38%
Distribution and service (12b-1) fees	None	None	None
Other expenses[3]	0.02%	0.03%[4]	0.03%[4]
Total annual fund operating expenses	0.37%	0.41%	0.41%
Fee waiver and/or expense reimbursement	N/A	0.01%[6]	0.01%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.37%	0.40%	0.40%

[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners Core Bond Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.
[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners Core Bond and Transamerica Partners Institutional Core Bond receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners Core Bond and 0.05% for Transamerica Partners Institutional Core Bond are included in “Other expenses.” Transamerica Partners Core Bond Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners Core Bond Portfolio pays no separate administrative services fees.
[3]	Other expenses do not include the costs of the Reorganization to be borne by the Target Funds and the Destination Fund. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners Core Bond, 0.03% for Transamerica Partners Institutional Core Bond, 0.01% for Transamerica Partners Core Bond Portfolio and 0.00% for Transamerica Intermediate Bond.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.00%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.00% for Class R shares, 0.65% for Class R4 shares and 0.40% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.65%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 1 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners Core Bond

Number of years you own your shares	Transamerica Partners Core Bond	Transamerica Intermediate Bond	Combined Transamerica Intermediate Bond (Pro Forma)
		Class R	Class R
Year 1	$98	$93	$93
Year 3	$306	$290	$290
Year 5	$531	$504	$504
Year 10	$1,178	$1,120	$1,120

Transamerica Partners Institutional Core Bond

Number of years you own your shares	Transamerica Partners Institutional Core Bond	Transamerica Intermediate Bond	Combined Transamerica Intermediate Bond (Pro Forma)
		Class R4	Class R4
Year 1	$66	$66	$66
Year 3	$219	$210	$210
Year 5	$385	$367	$367
Year 10	$866	$822	$822

Transamerica Partners Core Bond Portfolio

Number of years you own your shares	Transamerica Partners Core Bond Portfolio	Transamerica Intermediate Bond	Combined Transamerica Intermediate Bond (Pro Forma)
		Class I3	Class I3
Year 1	$38	$41	$41
Year 3	$119	$131	$131
Year 5	$208	$229	$229
Year 10	$468	$517	$517

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund and the Destination Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners Core Bond Funds

	Transamerica Partners Core Bond	Transamerica Partners Institutional Core Bond	Transamerica Partners Core Bond Portfolio
Net Assets	$379,274,297	$373,097,431	$476,960,162

Net Asset Value Per Share	$13.33	$11.03	$10.39

Shares Outstanding	28,458,455	33,836,349	45,905,694

Transamerica Intermediate Bond

	Transamerica Intermediate Bond	Transamerica Intermediate Bond Pro Forma
Net Assets
Class I2	$1,900,566,734	$3,129,809,136
Advisor Class	—	—
Class R	—	$379,274,297
Class R4	—	$373,097,431
Class I3	—	$476,870,674
Net Asset Value Per Share
Class I2	$10.39	$10.39
Advisor Class	—	—
Class R	10.39	$10.39
Class R4	10.39	$10.39
Class I3	10.39	$10.39
Shares Outstanding
Class I2	182,849,533	182,849,533
Advisor Class	—	—
Class R	—	36,503,782
Class R4	—	35,909,281
Class I3	—	45,905,694

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 9 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1A, 1B OR 1C, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 2 – GOVERNMENT MONEY MARKET FUNDS

TRANSAMERICA PARTNERS GOVERNMENT MONEY MARKET

TRANSAMERICA PARTNERS INSTITUTIONAL GOVERNMENT MONEY MARKET

TRANSAMERICA PARTNERS GOVERNMENT MONEY MARKET PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA GOVERNMENT MONEY MARKET

(the “Destination Fund”)

PROPOSALS 2A, 2B AND 2C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Plan attached as Exhibit A, which includes additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the Plan, please see the section entitled “Terms of Each Agreement and Plan of Reorganization” in the back of this Proxy Statement/Prospectus, after the discussion of the proposals.

In each proposed Reorganization, the Target Fund would be reorganized into the Destination Fund, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 2A	Transamerica Partners Government Money Market	Transamerica Government Money Market Class R

Proposal 2B	Transamerica Partners Institutional Government Money Market	Transamerica Government Money Market Class R4

Proposal 2C	Transamerica Partners Government Money Market Portfolio	Transamerica Government Money Market Class I3

Transamerica Partners Government Money Market would reorganize first, Transamerica Partners Institutional Government Money Market would reorganize next and Transamerica Partners Government Money Market Portfolio would reorganize last. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have the same investment objectives and substantially similar principal investment strategies and related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal investment strategies[1]

The fund is a government money market fund. The fund seeks to maintain a stable net asset value of $1.00 per share by investing in:

•    high quality, U.S. dollar-denominated short-term money market securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities;

The fund is a government money market fund. The fund seeks to maintain a stable net asset value of $1.00 per share by investing in:

•    High-quality, U.S. dollar-denominated short-term money market securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities;

• repurchase agreements that are fully collateralized by U.S. government securities or cash; and • cash.	• repurchase agreements that are fully collateralized by U.S. government securities or cash; and • cash.

The fund invests at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized as described above. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities. U.S. government securities in which the fund may invest include obligations of, or guaranteed by, the U.S. federal government, its agencies, instrumentalities or sponsored enterprises. Some U.S. government securities are supported by the full faith and credit of the U.S. government. These include U.S. Treasury obligations and securities issued by Ginnie Mae. A second category of U.S. government securities are those supported by the right of the agency, instrumentality or sponsored enterprise to borrow from the U.S. government to meet its obligations. These include securities issued by Federal Home Loan Banks. A third category of U.S. government securities are those supported by only the credit of the issuing agency, instrumentality or sponsored enterprise. These include securities issued by Fannie Mae and Freddie Mac.

The fund will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the fund at least equal in value to the amount of its repurchase obligation. This collateral must consist of U.S. government securities or cash. The sub-adviser is responsible for ensuring that each repurchase agreement is eligible for purchase by the fund.

In managing the fund’s assets, the sub-adviser starts with a global “top down” analysis and then considers various fundamental factors, such as creditworthiness, duration, yield, interest rate and liquidity.

The fund’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), invests at least 99.5% of the fund’s total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized as described above. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities. U.S. government securities in which the fund may invest include obligations of, or guaranteed by, the U.S. federal government, its agencies, instrumentalities or sponsored enterprises. Some U.S. government securities are supported by the full faith and credit of the U.S. government. These include U.S. Treasury obligations and securities issued by Ginnie Mae. A second category of U.S. government securities are those supported by the right of the agency, instrumentality or sponsored enterprise to borrow from the U.S. government to meet its obligations. These include securities issued by Federal Home Loan Banks. A third category of U.S. government securities are those supported by only the credit of the issuing agency, instrumentality or sponsored enterprise. These include securities issued by Fannie Mae and Freddie Mac.

The fund will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the fund at least equal in value to the amount of its repurchase obligation. This collateral must consist of U.S. government securities or cash. The sub-adviser is responsible for ensuring that each repurchase agreement is eligible for purchase by the fund.

In managing the fund’s assets, the sub-adviser starts with a global “top down” analysis and then considers various fundamental factors, such as creditworthiness, duration, yield, interest rate and liquidity.

The fund invests in accordance with the credit quality, maturity, liquidity and diversification requirements applicable to money market funds. The fund invests in securities that, at the time of purchase, are rated in the highest short-term rating category for short-term debt by a nationally recognized statistical rating organization or, if unrated, determined to be of equivalent credit quality by the fund’s sub-adviser. Where required by applicable regulations, the fund’s sub-adviser or Board of Trustees will decide whether the security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

The fund invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average portfolio maturity of 60 days or less.

The fund may invest in other government money market funds to the extent permitted by law.

As prevailing market conditions warrant, and at the discretion of the sub-adviser, the fund may hold cash uninvested and, if so, may be subject to risk with respect to the depository institution holding the cash. Cash assets are not income-generating and would impact the fund’s current yield.

If the fund takes a temporary defensive position, it will be more difficult for the fund to achieve its investment objective. Although the sub-adviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

The fund invests in accordance with the credit quality, maturity, liquidity and diversification requirements applicable to money market funds. The fund invests in securities that, at the time of purchase, are rated in the highest short-term rating category for short-term debt by a nationally recognized statistical rating organization or, if unrated, determined to be of equivalent credit quality by the fund’s sub-adviser. Where required by applicable regulations, the fund’s sub-adviser or Board of Trustees will decide whether the security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

The fund invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average fund maturity of 60 days or less.

The fund may invest in other government money market funds to the extent permitted by law.

As prevailing market conditions warrant, and at the discretion of the sub-adviser, the fund may hold cash uninvested and, if so, may be subject to risk with respect to the depository institution holding the cash. Cash assets are not income-generating and would impact the fund’s current yield.

If the fund takes a temporary defensive position, it will be more difficult for the fund to achieve its investment objective. Although the sub-adviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Investment manager	TAM

Sub-adviser	Aegon USA Investment Management, LLC

Business

Transamerica Partners Government Money Market is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional Government Money Market is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Government Money Market Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

Net assets (as of June 30, 2016)	Transamerica Partners Government Money Market = $557,013,666 Transamerica Partners Institutional Government Money Market = $223,776,767 Transamerica Partners Government Money Market Portfolio (excluding the Target Feeder Funds) = $894,826,425	$244,860,827

Management fees

TAM receives compensation for investment advisory services from the Target Funds at annual rates of 0.25% of the first $1 billion; 0.24% over $1 billion up to $3 billion; and 0.23% in excess of $3 billion.

TAM also receives compensation for administrative services from Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners Government Money Market Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at annual rates of 0.28% of the first $1 billion; 0.27% over $1 billion up to $3 billion; and 0.26% in excess of $3 billion.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners Government Money Market is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional Government Money Market is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Government Money Market Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•    0.80% for Transamerica Partners Government Money Market; and

•    0.50% for Transamerica Partners Institutional Government Money Market.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    0.80% for Class R shares;

•    0.50% for Class R4 shares; and

•    0.30% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of Transamerica Partners Government Money Market Portfolio to 0.30%. This arrangement is voluntary and may be terminated by TAM at any time.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

[1]	Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market are feeder funds and invest in securities through Transamerica Partners Government Money Market Portfolio, an underlying master fund having the same investment goals and strategies.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have the same investment objective and substantially principal investment strategies, they are subject to substantially similar principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

You should be aware that money market funds have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and this could happen again. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for a Fund to maintain a $1.00 per share net asset value.

You should also be aware that TAM and its affiliates are under no obligation to provide financial support to a Fund or take other measures to ensure that you do not lose money on your investment in a Fund. You should not invest in a Fund with the expectation that any such action will be taken.

As a government money market fund, each Fund is not required to impose a fee upon sale of your shares (liquidity fees) or temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums (redemption gates), and has no current intention to voluntarily impose such liquidity fees or redemption gates. However, the Board of each Fund reserves the right to impose liquidity fees and/or redemption gates in the future.

There is no assurance that a Fund will meet its investment objective. Each Fund could underperform short-term debt instruments or other money market funds, or you could lose money, as a result of risks (in alphabetical order) such as:

Credit – An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Interest Rate – The interest rates on short-term obligations held in the fund will vary, rising or falling with short-term interest rates generally. Interest rates in the United States have recently been at historically low levels. The fund’s yield will tend to lag behind general changes in interest rates. The ability of the fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the fund to sell, particularly during times of market turmoil. These illiquid investments can be difficult to value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Management – The fund is subject to the risk that the Investment Manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry or sector, or about the economy or interest rates, may be incorrect. The fund is also subject to the risk of imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the performance of the fund. Any of these things could cause the fund to lag relevant benchmarks or other funds with similar objectives.

Market – A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets, real or perceived adverse economic or political conditions, inflation, or other market events could cause the value of your investment in the fund, or its yield, to decline.

In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Money Market Fund Reform – The fund operates as a “government” money market fund under new federal regulations. The fund continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the fund will be able to maintain a $1.00 share price. The fund does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “gates” on fund redemptions, as permitted under the new regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the fund to impose such fees and gates in the future.

Mortgage-Related Securities – The value of mortgage-related securities will be influenced by factors affecting the housing market. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. The value of mortgage-backed securities may be affected by changes in credit quality or value of the mortgage loans. Mortgage-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Redemption – The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders oftheir holdings in the fund could have an adverse impact on the remaining shareholders in the fund. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund’s ability to dispose of the underlying securities may be restricted.

Underlying Government Money Market Funds – The underlying masterfund may invest in other government money market funds. Each of the underlying government money market funds in which the portfolio may invest has its own investment risks. There can be no assurance that the investment objective of any underlying government money market fund will be achieved. In addition, the underlying master fund will bear a pro rata portion of the operating expenses of the underlying government money market funds in which it invests.

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

Yield – The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, Transamerica Asset Management, Inc. (“TAM” or the “Investment Manager”) or any of its affiliates may voluntarily waive fees or reimburse expenses of one or more classes of the fund in order to avoid a negative yield, and TAM or its affiliates may discontinue any temporary voluntary fee limitation or recoup expenses previously foregone or reimbursed. There is no guarantee that the fund will be able to avoid a negative yield. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on yields.

The Target Funds are subject to the following related principal risks:

Counterparty – The fund will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the fund may decline.

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

The Funds’ Past Performance

Set forth below is performance information for each Fund. The bar charts and tables below provide some indication of the risks of investing in each Fund by showing you how the performance of the Target Funds and Class A shares of the Destination Fund has varied from year to year for 10 years or since inception, as applicable, and how the average total returns of each Target Fund and the applicable class of shares of the Destination Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners Government Money Market Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Funds’ expenses, performance would have been lower. No performance information is presented for the Class R, Class R4 and Class I3 shares of the Destination Fund because those share classes are newly offered. Class R, Class R4 and Class I3 shares of the Destination Fund would have different performance because they have different expenses. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Following the Reorganizations, Transamerica Government Money Market will be the surviving fund for performance purposes.

Prior to May 1, 2013, the Target Funds had a different sub-adviser and used different investment strategies. The performance set forth below for the Target Funds prior to that date is attributable to the previous sub-adviser.

Prior to May 1, 2016, the Target Funds and the Destination Fund each operated as a “prime” money market fund and invested in certain types of securities that each Fund is no longer permitted to hold. Consequently, the performance information below for each Fund might have been different if the current investment limitations had been in effect prior to each Fund’s conversion to a government money market fund.

Transamerica Partners Government Money Market Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	9/30/2007	1.15%
Worst Quarter:	9/30/2009	0.00%

Year-to-date return as of September 30, 2016: 0.00%

Transamerica Partners Government Money Market Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Government Money Market	0.00%	0.00%	1.08%	01/04/1994
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.03%	0.05%	1.17%

Transamerica Partners Institutional Government Money Market Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	9/30/2007	1.23%
Worst Quarter:	12/31/2009	0.00%

Year-to-date return as of September 30, 2016: 0.00%

Transamerica Partners Institutional Government Money Market Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Government Money Market	0.00%	0.00%	1.18%	09/11/2000
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.03%	0.05%	1.17%

Transamerica Partners Government Money Market Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	9/30/2007	1.28%
Worst Quarter:	3/31/2012	-0.03%

Year-to-date return as of September 30, 2016: 0.15%

Transamerica Partners Government Money Market Portfolio Average Annual Total Returns

(for periods ended 12/31/2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Government Money Market Portfolio	0.01%	-0.05%	1.24%	08/01/1993
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.03%	0.05%	1.17%

Transamerica Government Money Market Annual Returns

Annual Total Returns (calendar years ended December 31) - Class A

7-DAY YIELD (as of December 31, 2015)

Class A = 0.01%

	Quarter Ended	Return
Best Quarter:	09/30/2007	1.15%
Worst Quarter:	03/31/2013	0.00%

Year-to-date return as of September 30, 2016: 0.00%

Transamerica Government Money Market Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

Return before taxes	1 Year	5 Years	10 Years	Inception Date
Class A	0.01%	0.01%	1.08%	03/01/2002

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below are based on the expenses of the Funds for the twelve-month period ended June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 2 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly.

The fees and expenses shown in the table and Example below for Transamerica Partners Government Money Market Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica Government Money Market will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Government Money Market’s operating history will be used for financial reporting purposes.

Transamerica Partners Government Money Market

	Transamerica Partners Government Money Market[1]	Transamerica Government Money Market	Combined Transamerica Government Money Market (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.25%	0.28%	0.28%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.36%	0.06%[4]	0.06%[4]
Total annual fund operating expenses	0.86%	0.84%	0.84%
Fee waiver and/or expense reimbursement	0.06%[5]	0.04%[6]	0.04%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.80%	0.80%	0.80%

Transamerica Partners Institutional Government Money Market

	Transamerica Partners Institutional Government Money Market[1]	Transamerica Government Money Market	Combined Transamerica Government Money Market (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.25%	0.28%	0.28%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.13%	0.06%[4]	0.06%[4]
Total annual fund operating expenses	0.63%	0.59%	0.59%
Fee waiver and/or expense reimbursement	0.13%[7]	0.09%[6]	0.09%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.50%	0.50%	0.50%

Transamerica Partners Government Money Market Portfolio

	Transamerica Partners Government Money Market Portfolio	Transamerica Government Money Market	Combined Transamerica Government Money Market (Pro Forma)
		Class I3	Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.25%	0.28%	0.28%
Distribution and service (12b-1) fees	None	None	None
Other expenses[3]	0.03%	0.06%[4]	0.06%[4]
Total annual fund operating expenses	0.28%	0.34%	0.34%
Fee waiver and/or expense reimbursement	N/A	0.04%[6]	0.04%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.28%	0.30%	0.30%

[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners Government Money Market Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.
[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners Government Money Market and 0.05% for Transamerica Partners Institutional Government Money Market are included in “Other expenses.” Transamerica Partners Government Money Market Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners Government Money Market Portfolio pays no separate administrative services fees.
[3]	Other expenses do not include the costs of the Reorganization to be borne by the Target Funds and the Destination Fund. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners Government Money Market, 0.01% for Transamerica Partners Institutional Government Money Market, 0.00% for Transamerica Partners Government Money Market Portfolio and 0.00% for Transamerica Government Money Market.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.80%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.80% for Class R shares, 0.50% for Class R4 shares and 0.30% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.50%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 1 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners Government Money Market

Number of years you own your shares	Transamerica Partners Government Money Market	Transamerica Government Money Market	Combined Transamerica Government Money Market (Pro Forma)
		Class R	Class R
Year 1	$82	$82	$82
Year 3	$268	$264	$264
Year 5	$471	$462	$462
Year 10	$1,055	$1,033	$1,033

Transamerica Partners Institutional Government Money Market

Number of years you own your shares	Transamerica Partners Institutional Government Money Market	Transamerica Government Money Market	Combined Transamerica Government Money Market (Pro Forma)
		Class R4	Class R4
Year 1	$51	$51	$51
Year 3	$189	$180	$180
Year 5	$338	$320	$320
Year 10	$774	$729	$729

Transamerica Partners Government Money Market Portfolio

Number of years you own your shares	Transamerica Partners Government Money Market Portfolio	Transamerica Government Money Market	Combined Transamerica Government Money Market (Pro Forma)
		Class I3	Class I3
Year 1	$29	$31	$31
Year 3	$90	$105	$105
Year 5	$157	$187	$187
Year 10	$356	$427	$427

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund and the Destination Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners Government Money Market Funds

	Transamerica Partners Government Money Market	Transamerica Partners Institutional Government Money Market	Transamerica Partners Government Money Market Portfolio
Net Assets	$575,122,039	$221,323,744	$133,076,647

Net Asset Value Per Share	$1.00	$1.00	$1.00

Shares Outstanding	575,122,036	221,323,745	133,076,647

Transamerica Government Money Market

	Transamerica Government Money Market	Transamerica Government Money Market Pro Forma
Net Assets
Class A	$184,607,451	$184,607,451
Class B	$1,433,349	$1,433,349
Class C	$23,617,178	$23,617,178
Class I	$21,082,437	$21,082,437
Class I2	$11,324,791	$11,324,791
Class R	—	$575,122,039
Class R4	—	$221,323,744
Class I3	—	$133,023,617
Net Asset Value Per Share
Class A	$1.00	$1.00
Class B	$1.00	$1.00
Class C	$1.00	$1.00
Class I	$1.00	$1.00
Class I2	$1.00	$1.00
Class R	$1.00	$1.00

	Transamerica Government Money Market	Transamerica Government Money Market Pro Forma
Class R4	$1.00	$1.00
Class I3	$1.00	$1.00
Shares Outstanding
Class A	184,607,156	184,607,156
Class B	1,433,020	1,433,020
Class C	23,613,667	23,613,667
Class I	21,083,222	21,083,222
Class I2	1,324,406	11,324,406
Class R	—	575,122,039
Class R4	—	221,323,744
Class I3	—	133,076,647

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 9 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 2A, 2B OR 2C, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 3 - HIGH YIELD BOND FUNDS

TRANSAMERICA PARTNERS HIGH YIELD BOND

TRANSAMERICA PARTNERS INSTITUTIONAL HIGH YIELD BOND

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA HIGH YIELD BOND

(the “Destination Fund”)

PROPOSALS 3A, 3B AND 3C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Plan attached as Exhibit A, which includes additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the Plan, please see the section entitled “Terms of Each Agreement and Plan of Reorganization” in the back of this Proxy Statement/Prospectus, after the discussion of the proposals.

In each proposed Reorganization, the Target Fund would be reorganized into the Destination Fund, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 3A	Transamerica Partners High Yield Bond	Transamerica High Yield Bond Class R
Proposal 3B	Transamerica Partners Institutional High Yield Bond	Transamerica High Yield Bond Class R4
Proposal 3C	Transamerica Partners High Yield Bond Portfolio	Transamerica High Yield Bond Class I3

Transamerica Partners High Yield Bond would reorganize first, Transamerica Partners Institutional High Yield Bond would reorganize next and Transamerica Partners High Yield Bond Portfolio would reorganize last. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have substantially similar investment objectives, the same principal investment strategies and substantially similar related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks to provide a high level of current income.	Seeks a high level of current income by investing in high-yield debt securities.

Principal investment strategies[1]	The fund’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in high-yield bonds (commonly known as “junk bonds”). The fund normally invests primarily in U.S. securities.

Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the fund’s sub-adviser). The sub-adviser’s strategy is to seek to achieve high returns for the fund while maintaining a reasonable risk profile.

In managing the fund’s assets, the sub-adviser uses a combination of a global “top down” analysis of the macroeconomic and interest rate environment and proprietary “bottom up” research of corporate and sovereign debt, stressed and distressed securities, and other debt instruments. In the sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various fundamental, technical, sentiment, and valuation factors that affect the movement of the markets and securities prices worldwide. This “top-down” analysis assists the sub-adviser in analyzing fund risk and allocating assets among sectors, industries, and credit quality categories. In its proprietary “bottom up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness and capital structure.

The fund has no maturity or duration requirements or limitations. The fund may invest in foreign securities, including up to 10% of its net asset in emerging market securities.

To a lesser extent, the fund may invest in investment grade bonds, bank loans, asset backed and mortgage backed securities, preferred equity securities, common equity securities (received in connection with exchanges or restructurings) and cash equivalents.

Investment manager	TAM

Sub-adviser	Aegon USA Investment Management, LLC

Portfolio managers

Kevin Bakker, CFA: Portfolio Manager of the Target Funds since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2007; Senior Research Analyst 2003 – 2007

Benjamin D. Miller, CFA: Portfolio Manager of the Target Funds since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2006; Research Analyst 1993 – 2006

James K. Schaeffer, Jr.: Portfolio Manager of the Target Funds since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Director of Distressed Debt since 2004

Derek Thomas: Portfolio Manager of the Target Funds since 2016; Portfolio Manager with Aegon USA Investment Management, LLC since 2013. U.S. and Global High Yield Portfolio Manager and Trader. Prior to joining AUIM, Commodities Trader for Archer Daniels Midland Company from 2002 – 2007

Kevin Bakker, CFA: Portfolio Manager of the Destination Fund since 2007; Portfolio Manager with Aegon USA Investment Management, LLC since 2007; Senior Research Analyst 2003 – 2007

Benjamin D. Miller, CFA: Portfolio Manager of the Destination Fund since 2006; Portfolio Manager with Aegon USA Investment Management, LLC since 2006; Research Analyst 1993 – 2006

James K. Schaeffer, Jr.: Portfolio Manager of the Destination Fund since 2011; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Director of Distressed Debt since 2004

Derek Thomas: Portfolio Manager of the Destination Fund since 2016; Portfolio Manager with Aegon USA Investment Management, LLC since 2013. U.S. and Global High Yield Portfolio Manager and Trader. Prior to joining AUIM, Commodities Trader for Archer Daniels Midland Company from 2002 – 2007

Business

Transamerica Partners High Yield Bond is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional High Yield Bond is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners High Yield Bond Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

Net assets (as of June 30, 2016)	Transamerica Partners High Yield Bond = $116,990,610 Transamerica Partners Institutional High Yield Bond = $333,597,280 Transamerica Partners High Yield Bond Portfolio (excluding the Target Feeder Funds) = $792,530,838	$1,046,311,508

Management fees

TAM receives compensation for investment advisory services from the Target Funds at an annual rate of 0.55%.

TAM also receives compensation for administrative services from Transamerica Partners High Yield Bond and Transamerica Partners Institutional High Yield Bond at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners High Yield Bond Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at annual rates 0.58% of the first $1.25 billion; 0.555% over $1.25 billion up to $2 billion; and 0.53% in excess of $2 billion.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners High Yield Bond is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional High Yield Bond is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners High Yield Bond Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•    1.10% for Transamerica Partners High Yield Bond; and

•    0.85% for Transamerica Partners Institutional High Yield Bond.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of Transamerica Partners High Yield Bond Portfolio to 0.60%. This arrangement is voluntary and may be terminated by TAM at any time.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    1.10% for Class R shares;

•    0.85% for Class R4 shares; and

•    0.60% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

[1]	Transamerica Partners High Yield Bond and Transamerica Partners Institutional High Yield Bond are feeder funds and invest in securities through Transamerica Partners High Yield Bond Portfolio, an underlying master fund having the same investment goals and strategies.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have similar investment objectives and principal investment strategies, they are subject to similar principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Active Trading – The fund is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution.

Bank Obligations – To the extent the fund invests in bank obligations, the fund will be more susceptible to negative events affecting the banking industry. Banks are sensitive to changes money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability.

Counterparty – The fund will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the fund may decline.

Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk” bonds) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Distressed or Defaulted Securities – Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks and are considered speculative. The fund may suffer significant losses if the reorganization or restructuring is not completed as anticipated. The fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Interest Rate – Interest rates in the U.S. have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the fund may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the fund to sell, particularly during times of market turmoil. These illiquid investments can be difficult to value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. Junior loans, which have a lower place in the borrower’s capital structure than senior loans and may be unsecured, involve a higher degree of overall risk than senior loans of the same borrower. The fund’s investments in loans are also subject to prepayment or call risk. Loans may have settlement periods in excess of seven days. Failure to receive sales proceeds on a timely basis may constrain the fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Each Fund is subject to similar management related risks. The Target Funds are subject to the following related principal risk:

Management – The fund is subject to the risk that the Investment Manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The Destination Fund is subject to the following related principal risks:

Manager – The fund is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Portfolio Management – The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security orissuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the sub-adviser or manager. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the sub-adviser and could have an adverse effect on the value or performance of the fund.

The Funds’ Past Performance

Set forth below is performance information for each Fund. The bar charts and tables below provide some indication of the risks of investing in each Fund by showing you how the performance of the Target Funds and Class A shares of the Destination Fund has varied from year to year for 10 years or since inception, as applicable, and how the average total returns of each Target Fund and the applicable class of shares of the Destination Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners High Yield Bond Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Funds’ expenses, performance would have been lower. No performance information is presented for the Class R, Class R4 and Class I3 shares of the Destination Fund because those share classes are newly offered. Class R, Class R4 and Class I3 shares of the Destination Fund would have different performance because they have different expenses. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Following the Reorganizations, Transamerica High Yield Bond will be the surviving fund for performance purposes.

Prior to May 1, 2014, the Target Funds had a different sub-adviser and used different investment strategies. The performance set forth below for the Target Funds prior to that date is attributable to the previous sub-adviser.

Transamerica Partners High Yield Bond Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	23.07%
Worst Quarter:	12/31/2008	-21.98%

Year-to-date return as of September 30, 2016: 12.94%

Transamerica Partners High Yield Bond Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners High Yield Bond	-4.67%	4.59%	6.06%	01/30/1996
BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	-4.64%	4.84%	6.81%

Transamerica Partners Institutional High Yield Bond Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	23.09%
Worst Quarter:	12/31/2008	-21.90%

Year-to-date return as of September 30, 2016: 13.06%

Transamerica Partners Institutional High Yield Bond Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional High Yield Bond	-4.35%	4.86%	6.34%	09/11/2000
BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	-4.64%	4.84%	6.81%

Transamerica Partners High Yield Bond Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	6/30/2009	23.22%
Worst Quarter:	12/31/2008	-21.87%

Year-to-date return as of September 30, 2016: 19.99%

Transamerica Partners High Yield Bond Portfolio Average Annual Total Returns (for periods ended 12/31/2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners High Yield Bond Portfolio	-4.13%	5.13%	6.61%	07/01/2000
BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	-4.64%	4.84%	6.81%

Transamerica High Yield Bond Annual Returns

Annual Total Returns (calendar years ended December 31) - Class A

	Quarter Ended	Return
Best Quarter:	06/30/2009	22.80%
Worst Quarter:	12/31/2008	-16.73%

Year-to-date return as of September 30, 2016: 12.56%

Transamerica High Yield Bond Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Class A				06/14/1985
Return before taxes	-9.23%	3.95%	6.00%
Return after taxes on distributions	-11.34%	1.44%	3.32%
Return after taxes on distributions and sale of fund shares	-5.14%	2.06%	3.56%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	-4.43%	5.03%	6.95%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below are based on the expenses of the Funds for the twelve-month period ended June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 3 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. The fees and expenses shown in the table and Example below for Transamerica Partners High Yield Bond Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica High Yield Bond will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica High Yield Bond’s operating history will be used for financial reporting purposes.

Transamerica Partners High Yield Bond

	Transamerica Partners High Yield Bond[1]	Transamerica High Yield Bond	Combined Transamerica High Yield Bond (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.55%	0.57%	0.57%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.38%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	1.18%	1.11%	1.11%
Fee waiver and/or expense reimbursement	0.08%[5]	0.01%[6]	0.01%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.10%	1.10%	1.10%

Transamerica Partners Institutional High Yield Bond

	Transamerica Partners Institutional High Yield Bond[1]	Transamerica High Yield Bond	Combined Transamerica High Yield Bond (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.55%	0.57%	0.57%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.11%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	0.91%	0.86%	0.86%
Fee waiver and/or expense reimbursement	0.06%[7]	0.01%[6]	0.01%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.85%	0.85%	0.85%

Transamerica Partners High Yield Bond Portfolio

	Transamerica Partners High Yield Bond Portfolio	Transamerica High Yield Bond	Combined Transamerica High Yield Bond (Pro Forma)
		Class I3	Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.55%	0.57%	0.57%
Distribution and service (12b-1) fees	None	None	None
Other expenses[3]	0.02%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	0.57%	0.61%	0.61%
Fee waiver and/or expense reimbursement	N/A	0.01%[6]	0.01%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.57%	0.60%	0.60%

[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners High Yield Bond Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.
[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners High Yield Bond and Transamerica Partners Institutional High Yield Bond receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners High Yield Bond and 0.05% for Transamerica Partners Institutional High Yield Bond are included in “Other expenses.” Transamerica Partners High Yield Bond Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners High Yield Bond Portfolio pays no separate administrative services fees.
[3]	Other expenses do not include the costs of the Reorganization to be borne by the Target Funds and the Destination Fund. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners High Yield Bond, 0.00% for Transamerica Partners Institutional High Yield Bond, 0.00% for Transamerica Partners High Yield Bond Portfolio and 0.00% for Transamerica High Yield Bond.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.10%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.10% for Class R shares, 0.85% for Class R4 shares and 0.60% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.85%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 1 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners High Yield Bond

Number of years you own your shares	Transamerica Partners High Yield Bond	Transamerica High Yield Bond	Combined Transamerica High Yield Bond (Pro Forma)
		Class R	Class R
Year 1	$112	$112	$112
Year 3	$367	$352	$352
Year 5	$641	$611	$611
Year 10	$1,425	$1,351	$1,351

Transamerica Partners Institutional High Yield Bond

Number of years you own your shares	Transamerica Partners Institutional High Yield Bond	Transamerica High Yield Bond	Combined Transamerica High Yield Bond (Pro Forma)
		Class R4	Class R4
Year 1	$87	$87	$87
Year 3	$284	$273	$273
Year 5	$498	$476	$476
Year 10	$1,114	$1,060	$1,060

Transamerica Partners High Yield Bond Portfolio

Number of years you own your shares	Transamerica Partners High Yield Bond Portfolio	Transamerica High Yield Bond	Combined Transamerica High Yield Bond (Pro Forma)
		Class I3	Class I3
Year 1	$58	$61	$61
Year 3	$183	$194	$194
Year 5	$318	$339	$339
Year 10	$714	$761	$761

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund and the Destination Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners High Yield Bond Funds

	Transamerica Partners High Yield Bond	Transamerica Partners Institutional High Yield Bond	Transamerica Partners High Yield Bond Portfolio
Net Assets	$122,056,238	$354,031,090	$348,920,782

Net Asset Value Per Share	$8.57	$8.56	$9.18

Shares Outstanding	14,242,730	41,344,867	38,008,800

Transamerica High Yield Bond

	Transamerica High Yield Bond	Transamerica High Yield Bond Pro Forma
Net Assets
Class A	$115,473,754	$115,473,754
Class B	$2,782,593	$2,782,593
Class C	$52,769,588	$52,769,588
Class I	$156,556,472	$156,556,472
Class I2	$966,026,575	$966,026,575
Advisor Class	—	—
Class R1	—	—
Class R6	$3,672,148	$3,672,148
Class R	—	$122,056,238
Class R4	—	$354,031,090
Class I3	—	$348,831,293
Net Asset Value Per Share
Class A	$9.10	$9.10
Class B	$9.10	$9.10
Class C	$9.05	$9.05
Class I	$9.16	$9.16
Class I2	$9.18	$9.18
Advisor Class	—	—
Class R1	—	—
Class R6	$9.18	$9.18
Class R	$9.18	$9.18
Class R4	$9.18	$9.18
Class I3	$9.18	$9.18
Shares Outstanding
Class A	12,694,690	12,694,690
Class B	305,696	305,696
Class C	5,831,369	5,831,369

	Transamerica High Yield Bond	Transamerica High Yield Bond Pro Forma
Class I	17,084,538	17,084,538
Class I2	105,199,633	105,199,633
Advisor Class	—	—
Class R1	—	—
Class R6	399,800	399,800
Class R	—	13,295,886
Class R4	—	38,565,478
Class I3	—	38,008,800

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 9 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 3A, 3B OR 3C, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 4 – INTERNATIONAL EQUITY FUNDS

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY

TRANSAMERICA PARTNERS INSTITUTIONAL INTERNATIONAL EQUITY

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA INTERNATIONAL EQUITY

(the “Destination Fund”)

PROPOSALS 4A, 4B AND 4C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Plan attached as Exhibit A, which includes additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the Plan, please see the section entitled “Terms of Each Agreement and Plan of Reorganization” in the back of this Proxy Statement/Prospectus, after the discussion of the proposals.

In each proposed Reorganization, the Target Fund would be reorganized into the Destination Fund, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 4A	Transamerica Partners International Equity	Transamerica International Equity Class R

Proposal 4B	Transamerica Partners Institutional International Equity	Transamerica International Equity Class R4

Proposal 4C	Transamerica Partners International Equity Portfolio	Transamerica International Equity Class I3

Transamerica Partners International Equity would reorganize first, Transamerica Partners Institutional International Equity would reorganize next and Transamerica Partners International Equity Portfolio would reorganize last. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have substantially similar investment objectives and substantially similar principal investment strategies and related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks long term capital appreciation.	Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.

Principal investment strategies[1]

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and other investments with similar economic characteristics. The fund’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”), currently anticipates investing in at least 12 countries other than the United States. The sub-adviser will emphasize established companies in individual foreign markets and will attempt to stress companies and markets that it believes are undervalued. The fund expects capital growth to be the predominant component of its total return.

Generally, the fund will invest primarily in common stocks of companies listed on foreign securities exchanges, but it may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Although the fund will emphasize larger, more seasoned or established companies, it may invest in companies of varying size as measured by assets, sales or market capitalization. The fund will invest primarily in securities of companies domiciled in developed countries, but may invest up to 30% of its assets in securities of companies in developing countries. It is expected that investments will be diversified through-out the world and within markets in an effort to minimize specific country and currency risks.

The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the MSCI All Country World ex-US. The sub-adviser’s analysts also perform rigorous fundamental analysis. A portfolio composed of approximately 120-160 stocks is selected as a result of this process. The sub-adviser generally limits its investment universe to those companies with a minimum of three years of operating history. The sub-adviser employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of foreign companies representing at least three countries other than the United States. The fund’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”), currently anticipates investing in at least 12 countries other than the United States. The sub-adviser will emphasize established companies in individual foreign markets and will attempt to stress companies and markets that it believes are undervalued. The fund expects capital growth to be the predominant component of its total return.

Generally, the fund will invest primarily in common stocks of companies listed on foreign securities exchanges, but it may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Although the fund will emphasize larger, more seasoned or established companies, it may invest in companies of varying size as measured by assets, sales or market capitalization. The fund will invest primarily in securities of companies domiciled in developed countries, but may invest up to 10% of its assets in securities of companies in developing countries. It is expected that investments will be diversified through-out the world and within markets in an effort to minimize specific country and currency risks.

The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the MSCI Europe, Australasia and Far East (“EAFE”) Index. The sub-adviser’s analysts also perform rigorous fundamental analysis. A portfolio composed of approximately 80-110 stocks is selected as a result of this process. The sub-adviser generally limits its investment universe to those companies with a minimum of three years of operating history. The sub-adviser employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.

Investment manager	TAM

Sub-adviser	Thompson, Siegel & Walmsley LLC

Portfolio managers	Brandon H. Harrell, CFA: Portfolio Manager of the Target Funds since 2013; Portfolio Manager at Thompson, Siegel & Walmsley LLC since 1996	Brandon H. Harrell, CFA: Portfolio Manager of the Destination Fund since 2011; Portfolio Manager at Thompson, Siegel & Walmsley LLC since 1996

Business

Transamerica Partners International Equity is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional International Equity is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners International Equity Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

		The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

Net assets (as of June 30, 2016)	Transamerica Partners International Equity = $138,136,270 Transamerica Partners Institutional International Equity = $40,342,518 Transamerica Partners International Equity Portfolio (excluding the Target Feeder Funds) = $360,053,648	$2,613,765,497

Management fees

TAM receives compensation for investment advisory services from the Target Funds at annual rates of 0.74% of the first $500 million; 0.72% over $500 million up to $1 billion; 0.69% over $1 billion up to $2 billion; and 0.66% in excess of $2 billion.

TAM also receives compensation for administrative services from Transamerica Partners International Equity and Transamerica Partners Institutional International Equity at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners International Equity Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at annual rates of 0.77% of the first $500 million; 0.75% over $500 million up to $1 billion; 0.72% over $1 billion up to $2 billion; and 0.69% in excess of $2 billion.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners International Equity is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional International Equity is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners International Equity Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•    1.40% for Transamerica Partners International Equity; and

•    1.15% for Transamerica Partners Institutional International Equity.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of Transamerica Partners International Equity Portfolio to 0.90%. This arrangement is voluntary and may be terminated by TAM at any time.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    1.40% for Class R shares;

•    1.15% for Class R4 shares; and

•    0.90% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

[1]	Transamerica Partners International Equity and Transamerica Partners Institutional International Equity are feeder funds and invest in securities through Transamerica Partners International Equity Portfolio, an underlying master fund having the same investment goals and strategies.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have substantially similar investment objectives and principal investment strategies, they are subject to similar principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Depositary Receipts (ADRs) – Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors or industries, or in a limited number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries or issuers, and the value of its shares may be more volatile than if it invested more widely. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the fund to sell, particularly during times of market turmoil. These illiquid investments can be difficult to value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Each Fund is subject to similar management related risks. The Target Funds are subject to the following related principal risk:

Management – The fund is subject to the risk that the Investment Manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The Destination Fund is subject to the following related principal risks:

Manager – The fund is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Portfolio Management – The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the sub-adviser or manager. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the sub-adviser and could have an adverse effect on the value or performance of the fund.

The Funds’ Past Performance

Set forth below is performance information for each Fund. The bar charts and tables below provide some indication of the risks of investing in each Fund by showing you how the performance of the Target Funds and Class A shares of the Destination Fund has varied from year to year for 10 years or since inception, as applicable, and how the average total returns of each Target Fund and the applicable class of shares of the Destination Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners International Equity Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Funds’ expenses, performance would have been lower. No performance information is presented for the Class R, Class R4 and Class I3 shares of the Destination Fund because those share classes are newly offered. Class R, Class R4 and Class I3 shares of the Destination Fund would have different performance because they have different expenses. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Following the Reorganizations, Transamerica International Equity will be the surviving fund for performance purposes.

Prior to December 31, 2008, the Target Funds had a different sub-adviser. The performance set forth below for the Target Funds prior to that date is attributable to the previous sub-advisers. In addition, prior to December 15, 2013, the Target Funds had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth below for the Target Funds for the period between December 31, 2008 and December 14, 2013 is attributable to a previous sub-adviser.

The Destination Fund acquired the assets and assumed the liabilities of TS&W International Equity Portfolio (the “predecessor fund”) on February 28, 2011, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the Destination Fund. In the reorganization, former shareholders of the predecessor fund received Class I shares of the Destination Fund. The performance of Class I shares of the Destination Fund shown below includes the performance of the predecessor fund prior to the reorganization. The performance of the predecessor fund has not been restated to reflect the current annual operating expenses of Class I shares of the Destination Fund. The inception date shown below in the table for Class I shares of the Destination Fund is that of the predecessor fund.

Transamerica Partners International Equity Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	23.63%
Worst Quarter:	12/31/2008	-24.34%

Year-to-date return as of September 30, 2016: 2.85%

Transamerica Partners International Equity Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners International Equity	-3.08%	0.21%	0.19%	01/19/1996
MSCI All Country World Index ex-U.S. (reflects no deduction for fees, expenses or taxes)	-5.25%	1.51%	3.38%

Transamerica Partners Institutional International Equity Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	23.59%
Worst Quarter:	12/31/2008	-24.31%

Year-to-date return as of September 30, 2016: 3.09%

Transamerica Partners Institutional International Equity Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional International Equity	-2.87%	0.47%	0.44%	09/11/2000
MSCI All Country World Index ex-U.S. (reflects no deduction for fees, expenses or taxes)	-5.25%	1.51%	3.38%

Transamerica Partners International Equity Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	6/30/2009	23.62%
Worst Quarter:	12/31/2008	-24.23%

Year-to-date return as of September 30, 2016: 3.24%

Transamerica Partners International Equity Portfolio Average Annual Total Returns

(for periods ended 12/31/2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners International Equity Portfolio	-2.47%	0.80%	0.76%	02/25/2000
MSCI All Country World Index ex-U.S. (reflects no deduction for fees, expenses or taxes)	-5.25%	1.51%	3.38%

Transamerica International Equity Annual Returns

Annual Total Returns (calendar years ended December 31) - Class I

	Quarter Ended	Return
Best Quarter:	06/30/2009	24.59%
Worst Quarter:	09/30/2008	-21.12%

Year-to-date return as of September 30, 2016: 1.86%

Transamerica International Equity Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Class I				12/18/1992
Return before taxes	1.58%	6.23%	5.13%
Return after taxes on distributions	0.97%	5.50%	4.22%
Return after taxes on distributions and sale of fund shares	1.42%	4.82%	4.15%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	-0.39%	4.07%	3.50%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below are based on the expenses of the Funds for the twelve-month period ended June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 4 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. The fees and expenses shown in the table and Example below for Transamerica Partners International Equity Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica International Equity will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica International Equity’s operating history will be used for financial reporting purposes.

Transamerica Partners International Equity

	Transamerica Partners International Equity[1]	Transamerica International Equity	Combined Transamerica International Equity (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.44%	0.06%[4]	0.06%[4]
Total annual fund operating expenses	1.43%	1.30%	1.30%
Fee waiver and/or expense reimbursement	0.03%[5]	0.00%[6]	0.00%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.40%	1.30%	1.30%

Transamerica Partners Institutional International Equity

	Transamerica Partners Institutional International Equity[1]	Transamerica International Equity	Combined Transamerica International Equity (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.26%	0.06%[4]	0.06%[4]
Total annual fund operating expenses	1.25%	1.05%	1.05%
Fee waiver and/or expense reimbursement	0.10%[7]	0.00%[6]	0.00%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15%	1.05%	1.05%

Transamerica Partners International Equity Portfolio

	Transamerica Partners International Equity Portfolio	Transamerica International Equity	Combined Transamerica International Equity (Pro Forma)
		Class I3	Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees	None	None	None
Other expenses[3]	0.08%	0.06%[4]	0.06%[4]
Total annual fund operating expenses	0.82%	0.80%	0.80%
Fee waiver and/or expense reimbursement	N/A	0.00%[6]	0.00%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.82%	0.80%	0.80%

[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners International Equity Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.
[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners International Equity and Transamerica Partners Institutional International Equity receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners International Equity and 0.05% for Transamerica Partners Institutional International Equity are included in “Other expenses.” Transamerica Partners International Equity Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners International Equity Portfolio pays no separate administrative services fees.
[3]	Other expenses do not include the costs of the Reorganization to be borne by the Target Funds and the Destination Fund. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners International Equity, 0.03% for Transamerica Partners Institutional International Equity, 0.00% for Transamerica Partners International Equity Portfolio and 0.02% for Transamerica International Equity.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.40%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.40% for Class R shares, 1.15% for Class R4 shares and 0.90% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.15%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 1 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners International Equity

Number of years you own your shares	Transamerica Partners International Equity	Transamerica International Equity	Combined Transamerica International Equity (Pro Forma)
		Class R	Class R
Year 1	$143	$132	$132
Year 3	$449	$412	$412
Year 5	$779	$713	$713
Year 10	$1,710	$1,568	$1,568

Transamerica Partners Institutional International Equity

Number of years you own your shares	Transamerica Partners Institutional International Equity	Transamerica International Equity	Combined Transamerica International Equity (Pro Forma)
		Class R4	Class R4
Year 1	$117	$107	$107
Year 3	$387	$334	$334
Year 5	$677	$579	$579
Year 10	$1,502	$1,283	$1,283

Transamerica Partners International Equity Portfolio

Number of years you own your shares	Transamerica Partners International Equity Portfolio	Transamerica International Equity	Combined Transamerica International Equity (Pro Forma)
		Class I3	Class I3
Year 1	$84	$82	$82
Year 3	$262	$255	$255
Year 5	$455	$444	$444
Year 10	$1,014	$990	$990

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund and the Destination Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners International Equity Funds

	Transamerica Partners International Equity	Transamerica Partners Institutional International Equity	Transamerica Partners International Equity Portfolio
Net Assets	$143,079,087	$42,052,097	$188,179,052

Net Asset Value Per Share	$10.24	$6.52	$16.96

Shares Outstanding	13,973,525	6,453,970	11,095,463

Transamerica International Equity

	Transamerica International Equity	Transamerica International Equity Pro Forma
Net Assets
Class A	$317,360,393	$317,360,393
Class B	—	—
Class C	$63,339,933	$63,339,933
Class I	$1,574,293,389	$1,574,293,389
Class I2	$1,729,690,653	$1,729,690,653
Advisor Class	—	—
Class R1	—	—
Class R6	$12,135,758	$12,135,758
Class R	—	$143,079,087
Class R4	—	$42,052,097
Class I3	—	$187,980,188
Net Asset Value Per Share
Class A	$16.71	$16.71
Class B	—	—
Class C	$16.45	$16.45
Class I	$16.95	$16.95
Class I2	$16.96	$16.96
Advisor Class	—	—
Class R1	—	—
Class R6	$17.12	$17.12
Class R	$16.96	$16.96
Class R4	$16.96	$16.96
Class I3	$16.96	$16.94

	Transamerica International Equity	Transamerica International Equity Pro Forma
Shares Outstanding
Class A	18,997,309	18,997,309
Class B	—	—
Class C	3,851,416	3,851,416
Class I	92,902,181	92,902,181
Class I2	101,956,635	101,956,635
Advisor Class	—	—
Class R1	—	—
Class R6	708,848	708,848
Class R	—	8,436,267
Class R4	—	2,479,487
Class I3	—	11,095,463

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 9 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 4A, 4B OR 4C, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 5 – MID GROWTH FUNDS

TRANSAMERICA PARTNERS MID GROWTH

TRANSAMERICA PARTNERS INSTITUTIONAL MID GROWTH

TRANSAMERICA PARTNERS MID GROWTH PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA MID CAP GROWTH

(the “Destination Fund”)

PROPOSALS 5A, 5B AND 5C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Plan attached as Exhibit A, which includes additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the Plan, please see the section entitled “Terms of Each Agreement and Plan of Reorganization” in the back of this Proxy Statement/Prospectus, after the discussion of the proposals.

In each proposed Reorganization, the Target Fund would be reorganized into the Destination Fund, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 5A	Transamerica Partners Mid Growth	Transamerica Mid Cap Growth Class R
Proposal 5B	Transamerica Partners Institutional Mid Growth	Transamerica Mid Cap Growth Class R4
Proposal 5C	Transamerica Partners Mid Growth Portfolio	Transamerica Mid Cap Growth Class I3

Transamerica Partners Mid Growth would reorganize first, Transamerica Partners Institutional Mid Growth would reorganize next and Transamerica Partners Mid Growth Portfolio would reorganize last. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have the same investment objectives and substantially similar principal investment strategies and related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks long term capital appreciation.

Principal investment strategies[1]	The fund normally invests primarily in stocks of medium sized companies which the fund’s sub-adviser, Quantum Capital Management (the “sub-adviser”), believes have the potential to deliver earnings growth in excess of the market average, or to become market leaders. Under normal	The fund normally invests primarily in stocks of medium sized companies which the fund’s sub-adviser believes have the potential to deliver earnings growth in excess of the market average, or to become market leaders. Under normal circumstances, the fund’s sub-adviser, circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of medium sized (or mid-cap) companies and other investments with similar economic characteristics. The fund considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap Growth Index. As of December 31, 2015, the market capitalizations of companies in the Russell Midcap Growth Index ranged from approximately $1 billion to $30 billion. Over time, the capitalizations of the companies in the Russell Midcap Growth Index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in foreign securities.

The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Generally, 5% or less of fund assets will be invested in cash and cash equivalents.

Quantum Capital Management (the “sub-adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in securities of medium sized (or mid-cap) companies and other investments with similar economic characteristics. The sub-adviser considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap Growth Index. As of December 31, 2015, the market capitalizations of companies in the Russell Midcap Growth Index ranged from approximately $1 billion to $30 billion. Over time, the capitalizations of the companies in the Russell Midcap Growth Index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in foreign securities.

The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Generally, 5% or less of fund assets will be invested in cash and cash equivalents.

Investment manager	TAM

Sub-adviser	Quantum Capital Management

Portfolio managers

Howard B. Aschwald, CFA: Portfolio Manager of the Funds since 2013; Co- Founder, Chief Investment Officer & Director of Research with Quantum Capital Management since 1996

Timothy D. Chatard, CFA: Portfolio Manager of the Funds since 2014; Employed with Quantum Capital Management since 2013 as part of the investment research team responsible for equity analysis in several economic sectors. Prior to joining Quantum Capital Management, he was an analyst at Morgan Stanley from 1991 to 1994; Portfolio Manager at Franklin Templeton Group from 1996 to 1999; Portfolio Manager at Sterling Johnston Capital Management from 1999 to 2009; and Portfolio Manager at Tano Capital from 2010 to 2013

Business

Transamerica Partners Mid Growth is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional Mid Growth is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

	Transamerica Partners Mid Growth Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

Net assets (as of June 30, 2016)	Transamerica Partners Mid Growth = $48,616,233 Transamerica Partners Institutional Mid Growth = $15,773,347 Transamerica Partners Mid Growth Portfolio (excluding the Target Feeder Funds) = $97,513,472	$502,304,032

Management fees

TAM receives compensation for investment advisory services from the Target Funds at an annual rate of 0.72%.

TAM also receives compensation for administrative services from Transamerica Partners Mid Growth and Transamerica Partners Institutional Mid Growth at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners Mid Growth Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at annual rates of 0.75% of the first $1 billion; and 0.73% in excess of $1 billion.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners Mid Growth is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional Mid Growth is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Mid Growth Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•    1.35% for Transamerica Partners Mid Growth; and

•    0.95% for Transamerica Partners Institutional Mid Growth.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    1.35% for Class R shares;

•    0.95% for Class R4 shares; and

•    0.75% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of Transamerica Partners Mid Growth Portfolio to 0.75%. This arrangement is voluntary and may be terminated by TAM at any time.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

[1]	Transamerica Partners Mid Growth and Transamerica Partners Institutional Mid Growth are feeder funds and invest in securities through Transamerica Partners Mid Growth Portfolio, an underlying master fund having the same investment goals and strategies.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have the same investment objective and substantially similar principal investment strategies, they are subject to similar principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Active Trading – The fund is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund’s ability to dispose of the underlying securities may be restricted.

Each Fund is subject to similar management related risks. The Target Funds are subject to the following related principal risk:

Management – The fund is subject to the risk that the Investment Manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The Destination Fund is subject to the following related principal risks:

Manager – The fund is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Portfolio Management – The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the sub-adviser or manager. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the sub-adviser and could have an adverse effect on the value or performance of the fund.

The Funds’ Past Performance

Set forth below is performance information for each Fund. The bar charts and tables below provide some indication of the risks of investing in each Fund by showing you how the performance of the Target Funds and Class A shares of the Destination Fund has varied from year to year for 10 years or since inception, as applicable, and how the average total returns of each Target Fund and the applicable class of shares of the Destination Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners Mid Growth Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Funds’ expenses, performance would have been lower. No performance information is presented for the Class R, Class R4 and Class I3 shares of the Destination Fund because those share classes are newly offered. Class R, Class R4 and Class I3 shares of the

Destination Fund would have different performance because they have different expenses. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Following the Reorganizations, Transamerica Partners Institutional Mid Growth will be the surviving fund for performance purposes.

Prior to June 28, 2013, the Target Funds had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth below for the Target Funds prior to that date is attributable to a previous sub-adviser.

Transamerica Partners Mid Growth Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	12/31/2010	17.58%
Worst Quarter:	12/31/2008	-25.50%

Year-to-date return as of September 30, 2016: 4.11%

Transamerica Partners Mid Growth Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Mid Growth	-1.95%	7.41%	5.81%	09/06/2001
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	-0.20%	11.54%	8.16%

Transamerica Partners Institutional Mid Growth Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	12/31/2010	17.62%
Worst Quarter:	12/31/2008	-25.44%

Year-to-date return as of September 30, 2016: 4.45%

Transamerica Partners Institutional Mid Growth Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Mid Growth	-1.60%	7.85%	6.22%	11/07/2001
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	-0.20%	11.54%	8.16%

Transamerica Partners Mid Growth Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	12/31/2010	17.75%
Worst Quarter:	12/31/2008	-25.41%

Year-to-date return as of September 30, 2016: 4.63%

Transamerica Partners Mid Growth Portfolio Average Annual Total Returns

(for periods ended 12/31/2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Mid Growth Portfolio	-1.37%	8.06%	6.43%	05/01/2001
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	-0.20%	11.54%	8.16%

Transamerica Mid Cap Growth Annual Returns

Annual Total Returns (calendar years ended December 31) - Class A

	Quarter Ended	Return
Best Quarter:	03/31/2015	7.28%
Worst Quarter:	09/30/2015	-11.61%

Year-to-date return as of September 30, 2016: 3.71%

Transamerica Mid Cap Growth Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	Since Inception	Inception Date
Class A			10/31/2013
Return before taxes	-7.29%	2.29%
Return after taxes on distributions	-7.29%	2.23%
Return after taxes on distributions and sale of fund shares	-4.13%	1.75%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	-0.20%	7.76%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below are based on the expenses of the Funds for the twelve-month period ended June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 5 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. The fees and expenses shown in the table and Example below for Transamerica Partners Mid Growth Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica Partners Institutional Mid Growth will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Partners Institutional Mid Growth’s operating history will be used for financial reporting purposes.

Transamerica Partners Mid Growth

	Transamerica Partners Mid Growth[1]	Transamerica Mid Cap Growth	Combined Transamerica Mid Cap Growth (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.72%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.48%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	1.45%	1.29%	1.29%
Fee waiver and/or expense reimbursement	0.10%[5]	0.00%[6]	0.00%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.35%	1.29%	1.29%

Transamerica Partners Institutional Mid Growth

	Transamerica Partners Institutional Mid Growth[1]	Transamerica Mid Cap Growth	Combined Transamerica Mid Cap Growth (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.72%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.43%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	1.40%	1.04%	1.04%
Fee waiver and/or expense reimbursement	0.45%[7]	0.09%[6]	0.09%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.95%	0.95%	0.95%

Transamerica Partners Mid Growth Portfolio

	Transamerica Partners Mid Growth Portfolio	Transamerica Mid Cap Growth	Combined Transamerica Mid Cap Growth (Pro Forma)
		Class I3	Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.72%	0.75%	0.75%
Distribution and service (12b-1) fees	None	None	None
Other expenses[3]	0.05%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	0.77%	0.79%	0.79%
Fee waiver and/or expense reimbursement	N/A	0.04%[6]	0.04%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.77%	0.75%	0.75%

[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners Mid Growth Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.
[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners Mid Growth and Transamerica Partners Institutional Mid Growth receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners Mid Growth and 0.05% for Transamerica Partners Institutional Mid Growth are included in “Other expenses.” Transamerica Partners Mid Growth Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners Mid Growth Portfolio pays no separate administrative services fees.
[3]	Other expenses do not include the costs of the Reorganization to be borne by the Target Funds and the Destination Fund. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners Mid Growth, 0.00% for Transamerica Partners Institutional Mid Growth, 0.07% for Transamerica Partners Mid Growth Portfolio and 0.00% for Transamerica Mid Cap Growth.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.35%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.35% for Class R shares, 0.95% for Class R4 shares and 0.75% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.95%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 1 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners Mid Growth

Number of years you own your shares	Transamerica Partners Mid Growth	Transamerica Mid Cap Growth	Combined Transamerica Mid Cap Growth (Pro Forma)
		Class R	Class R
Year 1	$137	$131	$131
Year 3	$449	$409	$409
Year 5	$783	$708	$708
Year 10	$1,727	$1,556	$1,556

Transamerica Partners Institutional Mid Growth

Number of years you own your shares	Transamerica Partners Institutional Mid Growth	Transamerica Mid Cap Growth	Combined Transamerica Mid Cap Growth (Pro Forma)
		Class R4	Class R4
Year 1	$97	$97	$97
Year 3	$399	$322	$322
Year 5	$723	$565	$565
Year 10	$1,641	$1,263	$1,263

Transamerica Partners Mid Growth Portfolio

Number of years you own your shares	Transamerica Partners Mid Growth Portfolio	Transamerica Mid Cap Growth	Combined Transamerica Mid Cap Growth (Pro Forma)
		Class I3	Class I3
Year 1	$79	$77	$77
Year 3	$246	$248	$248
Year 5	$428	$435	$435
Year 10	$954	$974	$974

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund and the Destination Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners Mid Growth Funds

	Transamerica Partners Mid Growth	Transamerica Partners Institutional Mid Growth	Transamerica Partners Mid Growth Portfolio
Net Assets	$48,584,495	$16,098,291	$32,364,184

Net Asset Value Per Share	$9.07	$10.24	$11.57

Shares Outstanding	5,354,115	1,571,472	2,797,250

Transamerica Mid Cap Growth

	Transamerica Mid Cap Growth	Transamerica Mid Cap Growth Pro Forma
Net Assets
Class A	$5,002,635	$5,002,635
Class C	$705,969	$705,969
Class I	$451,439	$451,439
Class I2	$140,742,643	$140,742,643
Advisor Class	—	—
Class R	—	$48,584,495
Class R4	—	$16,098,291
Class I3	—	$32,238,237
Net Asset Value Per Share
Class A	$11.47	$11.47
Class C	$11.26	$11.26
Class I	$11.54	$11.54
Class I2	$11.57	$11.57
Advisor Class	—	—
Class R	$11.57	$11.57
Class R4	$11.57	$11.57
Class I3	$11.57	$11.52
Shares Outstanding
Class A	436,021	436,021
Class C	62,680	62,680
Class I	39,119	39,119
Class I2	12,162,347	12,162,347
Advisor Class	—	—
Class R	—	4,199,178
Class R4	—	1,391,382
Class I3	—	2,797,250

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 9 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 5A, 5B OR 5C, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 6 – MID VALUE FUNDS

TRANSAMERICA PARTNERS MID VALUE

TRANSAMERICA PARTNERS INSTITUTIONAL MID VALUE

TRANSAMERICA PARTNERS MID VALUE PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA MID CAP VALUE OPPORTUNITIES

(the “Destination Fund”)

PROPOSALS 6A, 6B AND 6C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Plan attached as Exhibit A, which includes additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the Plan, please see the section entitled “Terms of Each Agreement and Plan of Reorganization” in the back of this Proxy Statement/Prospectus, after the discussion of the proposals.

In each proposed Reorganization, the Target Fund would be reorganized into the Destination Fund, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 6A	Transamerica Partners Mid Value	Transamerica Mid Cap Value Opportunities Class R
Proposal 6B	Transamerica Partners Institutional Mid Value	Transamerica Mid Cap Value Opportunities Class R4
Proposal 6C	Transamerica Partners Mid Value Portfolio	Transamerica Mid Cap Value Opportunities Class I3

Transamerica Partners Mid Value would reorganize first, Transamerica Partners Institutional Mid Value would reorganize next and Transamerica Partners Mid Value Portfolio would reorganize last. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have substantially similar investment objectives and substantially similar principal investment strategies and related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks to provide a high total investment return.	Seeks to provide investors with long term capital growth.

Principal investment strategies[1]	The fund invests primarily in stocks of medium sized companies that the fund’s sub-advisers, J.P. Morgan Investment Management Inc. and Thompson, Siegel & Walmsley LLC (the “sub-advisers”), believe have below market valuations and present	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid cap companies. The fund’s sub-adviser, Thompson, Siegel & Walmsley LLC (the an opportunity for earnings improvement. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid cap companies. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap® Value Index and/or between $1 billion and $20 billion at the time of purchase. As of the date of the last reconstitution of the Russell Midcap® Value Index on June 26, 2015, the market capitalizations of the companies in the index ranged from $1.6 billion to $27.5 billion. Over time, the capitalizations of the companies in the index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in foreign securities and real estate investment trusts (REITs).

The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed to attempt to alter investment characteristics of the fund’s portfolio (including to attempt to mitigate risk of loss in some fashion, or “hedge”), but they also may be used to generate income.

“sub-adviser”), considers mid cap companies to be those companies with market capitalizations within the range of companies included in the Russell Midcap® Value Index (between approximately $4.3 billion and $29 billion as of its most recent reconstitution on May 30, 2015). The size of the companies in the Russell Midcap® Value Index will change with market conditions. The fund may invest in other equity and non-equity securities, including preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.

The fund primarily invests in common stocks. The sub-adviser seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. The sub-adviser’s mid cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen. Parts one and two of the screen attempt to assess a company’s discount to private market value relative to other mid cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action.

The sub-adviser’s analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including, but not limited to, sell-side research, company filings, and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on the pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

The sub-adviser generally considers selling a security when the catalyst for the investment is no longer valid, when the sub-adviser believes that another stock will have a higher expected return, or for portfolio risk management. The fund generally engages in active and frequent trading of portfolio securities as part of its principal investment strategy.

Investment manager	TAM

Sub-adviser	Thompson, Siegel & Walmsley LLC J.P. Morgan Investment Management Inc.	Thompson, Siegel & Walmsley LLC

Portfolio managers

Brett P. Hawkins, CFA: Portfolio Manager of the Target Funds since 2014; Chief Investment Officer; Portfolio Manager at Thompson, Siegel & Walmsley LLC since 2001

Gloria Fu, CFA: Portfolio Manager of the Target Funds since 2009; Employee of J.P. Morgan Investment Management Inc. since 2002; Managing Director; Member of the U.S. Equity Value Group

Lawrence Playford, CFA: Portfolio Manager of the Target Funds since 2009; Employee of J.P. Morgan Investment Management Inc. since 1993; Managing Director; Member of the U.S. Equity Value Group

Jonathan K. L. Simon: Portfolio Manager of the Target Funds since 2009; Employee of J.P. Morgan Investment Management Inc. since 1980; Managing Director; Member of the U.S. Equity Value Group

Brett P. Hawkins, CFA: Portfolio Manager of the Target Funds since 2014; Chief Investment Officer; Portfolio Manager at Thompson, Siegel & Walmsley LLC since 2001

Business

Transamerica Partners Mid Value is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional Mid Value is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Mid Value Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

Net assets (as of June 30, 2016)	Transamerica Partners Mid Value = $128,975,102 Transamerica Partners Institutional Mid Value = $427,931,478 Transamerica Partners Mid Value Portfolio (excluding the Target Feeder Funds) = $844,090,693	$1,082,005,273

Management fees

TAM receives compensation for investment advisory services from the Target Funds at annual rates of 0.67% of the first $750 million; 0.665% over $750 million up to $1.5 billion; 0.655% over $1.5 billion up to $2 billion; and 0.6475% in excess of $2 billion.

TAM also receives compensation for administrative services from Transamerica

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at annual rates of 0.70% of the first $750 million; 0.695% over $750 million up to $1.5 billion; 0.685% over $1.5 billion up to $2 billion; and 0.6775% in excess of $2 billion.

Partners Mid Value and Transamerica Partners Institutional Mid Value at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners Mid Value Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners Mid Value is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional Mid Value is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Mid Value Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•    1.25% for Transamerica Partners Mid Value; and

•    0.90% for Transamerica Partners Institutional Mid Value.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of Transamerica Partners Mid Value Portfolio to 0.70%. This arrangement is voluntary and may be terminated by TAM at any time.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    1.25% for Class R shares;

•    0.90% for Class R4 shares; and

•    0.70% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

[1]	Transamerica Partners Mid Value and Transamerica Partners Institutional Mid Value are feeder funds and invest in securities through Transamerica Partners Mid Value Portfolio, an underlying master fund having the same investment goals and strategies.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have substantially similar investment objectives and principal investment strategies, they are subject to similar principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Each Fund is subject to similar management related risks. The Target Funds are subject to the following related principal risk:

Counterparty – The fund will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the fund may decline.

Derivatives – Using derivatives exposes the fund to additional risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Funds—More on Principal Risks: Derivatives” in the prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule takes effect, it could limit the ability of the fund to invest in derivatives.

Leveraging – The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.

Management – The fund is subject to the risk that the Investment Manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

The Destination Fund is subject to the following related principal risks:

Active Trading – The fund is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution.

Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Depositary Receipts – Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Manager – The fund is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Portfolio Management – The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the sub-adviser or manager. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the sub-adviser and could have an adverse effect on the value or performance of the fund.

The Funds’ Past Performance

Set forth below is performance information for each Fund. The bar charts and tables below provide some indication of the risks of investing in each Fund by showing you how the performance of the Target Funds and Class A shares of the Destination Fund has varied from year to year for 10 years or since inception, as applicable, and how the average total returns of each Target Fund and the applicable class of shares of the Destination Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners Mid Value Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Funds’ expenses, performance would have been lower. No performance information is presented for the Class R, Class R4 and Class I3 shares of the Destination Fund because those share classes are newly offered. Class R, Class R4 and Class I3 shares of the Destination Fund would have different performance because they have different expenses. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Following the Reorganizations, Transamerica Mid Cap Value Opportunities will be the surviving fund for performance purposes.

Prior to September 16, 2009, the Target Funds had a different sub-adviser. The performance set forth below for the Target Funds prior to that date is partly attributable to a previous sub-adviser.

Prior to May 1, 2014, the Target Funds had a different sub-adviser. The performance set forth below for the Target Funds for the period between September 16, 2009 and April 30, 2014 is partly attributable to a previous sub-adviser.

Transamerica Partners Mid Value Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	17.66%
Worst Quarter:	12/31/2008	-24.01%

Year-to-date return as of September 30, 2016: 11.00%

Transamerica Partners Mid Value Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Mid Value	-1.00%	11.21%	7.27%	08/15/2001
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	-4.78%	11.25%	7.61%

Transamerica Partners Institutional Mid Value Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	17.83%
Worst Quarter:	12/31/2008	-23.99%

Year-to-date return as of September 30, 2016: 11.32%

Transamerica Partners Institutional Mid Value Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Mid Value	-0.65%	11.60%	7.63%	10/11/2001
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	-4.78%	11.25%	7.61%

Transamerica Partners Mid Value Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	6/30/2009	17.87%
Worst Quarter:	12/31/2008	-23.93%

Year-to-date return as of September 30, 2016: 14.97%

Transamerica Partners Mid Value Portfolio Average Annual Total Returns

(for periods ended 12/31/2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Mid Value Portfolio	-0.46%	11.82%	7.85%	05/01/2001
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	-4.78%	11.25%	7.61%

Transamerica Mid Cap Value Opportunities Annual Returns

Annual Total Returns (calendar years ended December 31) - [Class A]

	Quarter Ended	Return
Best Quarter:	03/31/2016	3.76%
Worst Quarter:	09/30/2015	-2.71%

Year-to-date return as of September 30, 2016: 12.16%

Transamerica Mid Cap Value Opportunities Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	Since Inception	Inception Date
Class A			04/30/2014
Return before taxes	-3.68%	3.96%
Return after taxes on distributions	-4.88%	2.81%
Return after taxes on distributions and sale of fund shares	-1.75%	2.67%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	-4.78%	2.39%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below are based on the expenses of the Funds for the twelve-month period ended June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 6 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. The fees and expenses shown in the table and Example below for Transamerica Partners Mid Value Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica Mid Cap Value Opportunities will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Mid Cap Value Opportunities’ operating history will be used for financial reporting purposes.

Transamerica Partners Mid Value

	Transamerica Partners Mid Value[1]	Transamerica Mid Cap Value Opportunities	Combined Transamerica Mid Cap Value Opportunities (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.67%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.38%	0.03%[4]	0.03%[4]
Total annual fund operating expenses	1.30%	1.23%	1.23%
Fee waiver and/or expense reimbursement	0.05%[5]	0.00%[6]	0.00%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.25%	1.23%	1.23%

Transamerica Partners Institutional Mid Value

	Transamerica Partners Institutional Mid Value[1]	Transamerica Mid Cap Value Opportunities	Combined Transamerica Mid Cap Value Opportunities (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.67%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.10%	0.03%[4]	0.03%[4]
Total annual fund operating expenses	1.02%	0.98%	0.98%
Fee waiver and/or expense reimbursement	0.12%[7]	0.08%[6]	0.08%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.90%	0.90%	0.90%

Transamerica Partners Mid Value Portfolio

	Transamerica Partners Mid Value Portfolio	Transamerica Mid Cap Value Opportunities	Combined Transamerica Mid Cap Value Opportunities (Pro Forma)
		Class I3	Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.67%	0.70%	0.70%
Distribution and service (12b-1) fees	None	None	None
Other expenses[3]	0.02%	0.03%[4]	0.03%[4]
Total annual fund operating expenses	0.69%	0.73%	0.73%
Fee waiver and/or expense reimbursement	N/A	0.03%[6]	0.03%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.69%	0.70%	0.70%

[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners Mid Value Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.

[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners Mid Value and Transamerica Partners Institutional Mid Value receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners Mid Value and 0.05% for Transamerica Partners Institutional Mid Value are included in “Other expenses.” Transamerica Partners Mid Value Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners Mid Value Portfolio pays no separate administrative services fees.
[3]	Other expenses do not include the costs of the Reorganization to be borne by the Target Funds and the Destination Fund. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners Mid Value, 0.00% for Transamerica Partners Institutional Mid Value, 0.04% for Transamerica Partners Mid Value Portfolio and 0.00% for Transamerica Mid Cap Value Opportunities.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.25%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.25% for Class R shares, 0.90% for Class R4 shares and 0.70% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.90%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 1 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners Mid Value

Number of years you own your shares	Transamerica Partners Mid Value	Transamerica Mid Cap Value Opportunities	Combined Transamerica Mid Cap Value Opportunities (Pro Forma)
		Class R	Class R
Year 1	$127	$125	$125
Year 3	$407	$390	$390
Year 5	$708	$676	$676
Year 10	$1,563	$1,489	$1,489

Transamerica Partners Institutional Mid Value

Number of years you own your shares	Transamerica Partners Institutional Mid Value	Transamerica Mid Cap Value Opportunities	Combined Transamerica Mid Cap Value Opportunities (Pro Forma)
		Class R4	Class R4
Year 1	$92	$92	$92
Year 3	$313	$304	$304
Year 5	$552	$534	$534
Year 10	$1,237	$1,194	$1,194

Transamerica Partners Mid Value Portfolio

Number of years you own your shares	Transamerica Partners Mid Value Portfolio	Transamerica Mid Cap Value Opportunities	Combined Transamerica Mid Cap Value Opportunities (Pro Forma)
		Class I3	Class I3
Year 1	$70	$72	$72
Year 3	$221	$230	$230
Year 5	$384	$403	$403
Year 10	$859	$904	$904

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund and the Destination Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners Mid Value Funds

	Transamerica Partners Mid Value	Transamerica Partners Institutional Mid Value	Transamerica Partners Mid Value Portfolio
Net Assets	$131,083,725	$438,445,366	$282,831,448
Net Asset Value Per Share	$21.82	$18.08	$12.05
Shares Outstanding	6,007,805	24,254,780	23,471,489

Transamerica Mid Cap Value Opportunities

	Transamerica Mid Cap Value Opportunities	Transamerica Mid Cap Value Opportunities Pro Forma
Net Assets
Class A	$76,334,233	$76,334,233
Class C	$6,558,494	$6,558,494
Class I	$291,012,379	$291,012,379
Class I2	$330,318,969	$330,318,969
Advisor Class	—	—
Class R6	$50,785	$50,785
Class R	—	$131,083,725
Class R4	—	$438,445,366
Class I3	—	$282,741,960
Net Asset Value Per Share
Class A	$11.99	$11.99
Class C	$11.90	$11.90
Class I	$12.04	$12.04
Class I2	$12.05	$12.05
Advisor Class	—	—
Class R6	$12.06	$12.06
Class R	$12.05	$12.05
Class R4	$12.05	$12.05
Class I3	$12.05	$12.05
Shares Outstanding
Class A	6,366,808	6,366,808
Class C	551,361	551,361
Class I	24,171,643	24,171,643
Class I2	27,402,001	27,402,001
Advisor Class	—	—
Class R6	4,212	4,212
Class R	—	10,878,317
Class R4	—	36,385,508
Class I3	—	23,471,489

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 9 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 6A, 6B OR 6C, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 7 – SMALL CORE FUNDS

TRANSAMERICA PARTNERS SMALL CORE

TRANSAMERICA PARTNERS INSTITUTIONAL SMALL CORE

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA SMALL CAP CORE

(the “Destination Fund”)

PROPOSALS 7A, 7B AND 7C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Plan attached as Exhibit A, which includes additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the Plan, please see the section entitled “Terms of Each Agreement and Plan of Reorganization” in the back of this Proxy Statement/Prospectus, after the discussion of the proposals.

In each proposed Reorganization, the Target Fund would be reorganized into the Destination Fund, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares

Proposal 7A	Transamerica Partners Small Core	Transamerica Small Cap Core Class R

Proposal 7B	Transamerica Partners Institutional Small Core	Transamerica Small Cap Core Class R4

Proposal 7C	Transamerica Partners Small Core Portfolio	Transamerica Small Cap Core Class I3

Transamerica Partners Small Core would reorganize first, Transamerica Partners Institutional Small Core would reorganize next and Transamerica Partners Small Core Portfolio would reorganize last. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have the same investment objective and substantially similar principal investment strategies and related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks long term capital appreciation.

Principal investment strategies[1]	The fund normally invests primarily in stocks of companies with small market capitalizations which, in the opinion of the fund’s sub-adviser, Systematic Financial Management, L.P. (the “sub-adviser”), present an opportunity for significant increases in value, without consideration for	The fund normally invests primarily in stocks of companies with small market capitalizations which, in the opinion of the fund’s sub-adviser, Systematic Financial Management, L.P. (the “sub-adviser”), present an opportunity for significant increases in value, without consideration for current income. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of small market capitalization (or small-cap companies) and other investments with similar economic characteristics. The fund considers small-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell 2000® Index. As of December 31, 2015, the market capitalizations of companies in the Russell 2000® Index ranged from $15 million to $5.9 billion. Over time, the capitalizations of the companies in the Russell 2000® Index will change. As they do, the size of the companies in which the fund invests may change.

The fund may invest in sponsored and unsponsored American Depositary Receipts and/or foreign securities trading on U.S. exchanges, which generally stay under 10% of portfolio assets. It will not trade securities on a non-U.S. exchange. An issuer that is a Russell 3000® Index constituent shall not be considered a foreign issuer, regardless of the issuer’s domicile or headquarters. The fund may also invest in real estate investment trusts (“REITs”). Investments in derivatives, futures and swaps are not permitted.

Portfolio construction and management are rules-based. Generally, securities are purchased and sold when they meet defined ranking levels. Companies in the fund are also sold if they fall outside the general market capitalization range of the Russell 2000® Index. The fund is rebalanced periodically with securities qualifying for purchase or sale added or removed at such time. The process yields the fund with exposure to all economic sectors through approximately equally weighted positions in about 250 to 400 companies. The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Generally, 5% or less of fund assets will be invested in cash and cash equivalents.

current income. Under normal circumstances, the sub-adviser invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies with small market capitalization (or small-cap companies) and other investments with similar economic characteristics. The sub-adviser considers small-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell 2000® Index over time. On December 31, 2015, the market capitalizations of companies in the Russell 2000® Index ranged from $15 million to $5.9 billion. Over time, the capitalizations of the companies in the Russell 2000® Index will change. As they do, the size of the companies in which the fund invests may change.

The fund may invest American Depositary Receipts (“ADRs”) and/or foreign securities trading on U.S. exchanges, which generally stay under 10% of portfolio assets. It will not trade securities on a non-U.S. exchange. An issuer that is a Russell 3000® Index constituent shall not be considered a foreign issuer, regardless of the issuer’s domicile or headquarters. The fund may also invest in real estate investment trusts (“REITs”). Investments in derivatives, futures and swaps are not permitted.

Portfolio construction and management are rules-based. Generally, securities are purchased and sold when they meet defined ranking levels. Companies in the portfolio are also sold if they fall outside the general market capitalization range of the Russell 2000® Index. The portfolio is rebalanced periodically with securities qualifying for purchase or sale added or removed at such time. The process yields a portfolio with exposure to all economic sectors through approximately equally weighted positions in about 250 to 400 companies. The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Generally, 5% or less of fund assets will be invested in cash and cash equivalents.

Investment manager	TAM

Sub-adviser	Systematic Financial Management, L.P.

Portfolio managers

Eoin E. Middaugh, CFA: Portfolio Manager of the Funds since 2013; Employed by Systematic Financial Management, L.P. since 2002; Portfolio Manager since 2006; Managing Partner since 2010

D. Kevin McCreesh, CFA: Portfolio Manager of the Funds since 2013; Managing Partner of Systematic Financial Management, L.P. since 1996

Business

Transamerica Partners Small Core is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional Small Core is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Small Core Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

Net assets (as of June 30, 2016)	Transamerica Partners Small Core = $62,033,345 Transamerica Partners Institutional Small Core = $12,167,601 Transamerica Partners Small Core Portfolio (excluding the Target Feeder Funds) = $225,889,734	$90,388,236

Management fees

TAM receives compensation for investment advisory services from the Target Funds at annual rates of 0.80% of the first $300 million; and 0.77% in excess of $300 million.

TAM also receives compensation for administrative services from Transamerica Partners Small Core and Transamerica Partners Institutional Small Core at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners Small Core Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at annual rates of 0.83% of the first $300 million; and 0.80% in excess of $300 million.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners Small Core is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional Small Core is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Small Core Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•    1.50% for Transamerica Partners Small Core; and

•    1.10% for Transamerica Partners Institutional Small Core.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of Transamerica Partners Small Core Portfolio to 0.85%. This arrangement is voluntary and may be terminated by TAM at any time.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    1.50% for Class R shares;

•    1.10% for Class R4 shares; and

•    0.85% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

[1]	Transamerica Partners Small Core and Transamerica Partners Institutional Small Core are feeder funds and invest in securities through Transamerica Partners Small Core Portfolio, an underlying master fund having the same investment goals and strategies.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have the same investment objective and substantially similar principal investment strategies, they are subject to similar principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Active Trading – The fund is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Depositary Receipts (ADRs) – Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities.

Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the fund.

Portfolio Management – The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the sub-adviser or manager. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the sub-adviser and could have an adverse effect on the value or performance of the fund.

REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Each Fund is subject to similar management related risks. The Target Funds are subject to the following related principal risk:

Management – The fund is subject to the risk that the Investment Manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The Destination Fund is subject to the following related principal risks:

Manager – The fund is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Portfolio Management – The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the sub-adviser or manager. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the sub-adviser and could have an adverse effect on the value or performance of the fund.

Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund’s ability to dispose of the underlying securities may be restricted.

The Funds’ Past Performance

Set forth below is performance information for each Fund. The bar charts and tables below provide some indication of the risks of investing in each Fund by showing you how the performance of the Target Funds and Class A shares of the Destination Fund has varied from year to year for 10 years or since inception, as applicable, and how the average total returns of each Target Fund and the applicable class of shares of the Destination Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners Small Core Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Funds’ expenses, performance would have been lower. No performance information is presented for the Class R, Class R4 and Class I3 shares of the Destination Fund because those share classes are newly offered. Class R, Class R4 and Class I3 shares of the Destination Fund would have different performance because they have different expenses. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Following the Reorganizations, Transamerica Partners Institutional Small Core will be the surviving fund for performance purposes.

Prior to July 3, 2008, the Target Funds had different sub-advisers. The performance set forth below for the Target Funds for the period prior to that date is partly attributable to the previous sub-advisers.

Prior to February 27, 2009, the Target Funds had different sub-advisers. The performance set forth below for the Target Funds for the period between July 3, 2008 and February 26, 2009 is partly attributable to the previous sub-advisers.

Prior to June 28, 2013, the Target Funds had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth below for the Target Funds for the period between February 27, 2009 and June 27, 2013 is partly attributable to a previous sub-adviser.

Transamerica Partners Small Core Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	9/30/2009	18.66%
Worst Quarter:	12/31/2008	-25.65%

Year-to-date return as of September 30, 2016: 10.19%

Transamerica Partners Small Core Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Small Core	-10.05%	6.58%	4.20%	07/05/1994
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.41%	9.19%	6.80%
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Transamerica Partners Institutional Small Core Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	9/30/2009	18.96%
Worst Quarter:	12/31/2008	-25.54%

Year-to-date return as of September 30, 2016: 10.50%

Transamerica Partners Institutional Small Core Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Small Core	-9.72%	6.96%	4.58%	09/11/2000
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.41%	9.19%	6.80%
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Transamerica Partners Small Core Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	9/30/2009	18.87%
Worst Quarter:	12/31/2008	-25.53%

Year-to-date return as of September 30, 2016: 16.22%

Transamerica Partners Small Core Portfolio Average Annual Total Returns

(for periods ended 12/31/2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Small Core Portfolio	-9.47%	7.24%	4.84%	05/31/1993
S&P 500 (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Transamerica Small Cap Core Annual Returns

Annual Total Returns (calendar years ended December 31) - Class A

	Quarter Ended	Return
Best Quarter:	12/31/2014	5.74%
Worst Quarter:	09/30/2015	-11.90%

Year-to-date return as of September 30, 2016: 9.99%

Transamerica Small Cap Core Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	Since Inception	Inception Date
Class A			10/31/2013
Return before taxes	-13.70%	-2.85%
Return after taxes on distributions	-14.33%	-3.64%
Return after taxes on distributions and sale of fund shares	-7.34%	-2.35%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.41%	2.64%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below are based on the expenses of the Funds for the twelve-month period ended June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 7 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. The fees and expenses shown in the table and Example below for Transamerica Partners Small Core Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica Partners Institutional Small Core will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Partners Institutional Small Core’s operating history will be used for financial reporting purposes.

Transamerica Partners Small Core

	Transamerica Partners Small Core[1]	Transamerica Small Cap Core	Combined Transamerica Small Cap Core (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.80%	0.82%	0.82%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.44%	0.06%[4]	0.06%[4]
Total annual fund operating expenses	1.49%	1.38%	1.38%
Fee waiver and/or expense reimbursement	0.00%[5]	0.00%[6]	0.00%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.49%	1.38%	1.38%

Transamerica Partners Institutional Small Core

	Transamerica Partners Institutional Small Core[1]	Transamerica Small Cap Core	Combined Transamerica Small Cap Core (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.80%	0.82%	0.82%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.47%	0.06%[4]	0.06%[4]
Total annual fund operating expenses	1.52%	1.13%	1.13%
Fee waiver and/or expense reimbursement	0.42%[7]	0.03%[6]	0.03%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.10%	1.10%	1.10%

Transamerica Partners Small Core Portfolio

	Transamerica Partners Small Core Portfolio	Transamerica Small Cap Core	Combined Transamerica Small Cap Core (Pro Forma)
		Class I3	Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.80%	0.82%	0.82%
Distribution and service (12b-1) fees	None	None	None
Other expenses[3]	0.04%	0.06%[4]	0.06%[4]
Total annual fund operating expenses	0.84%	0.88%	0.88%
Fee waiver and/or expense reimbursement	N/A	0.03%[6]	0.03%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.84%	0.85%	0.85%

[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners Small Core Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.
[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners Small Core and Transamerica Partners Institutional Small Core receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners Small Core and 0.05% for Transamerica Partners Institutional Small Core are included in “Other expenses.” Transamerica Partners Small Core Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners Small Core Portfolio pays no separate administrative services fees.
[3]	Other expenses do not include the costs of the Reorganization to be borne by the Target Funds and the Destination Fund. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners Small Core, 0.04% for Transamerica Partners Institutional Small Core, 0.06% for Transamerica Partners Small Core Portfolio and 0.01% for Transamerica Small Cap Core.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.50%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.50% for Class R shares, 1.10% for Class R4 shares and 0.85% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.10%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 1 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners Small Core

Number of years you own your shares	Transamerica Partners Small Core	Transamerica Small Cap Core	Combined Transamerica Small Cap Core (Pro Forma)
		Class R	Class R
Year 1	$152	$140	$140
Year 3	$471	$437	$437
Year 5	$813	$755	$755
Year 10	$1,779	$1,657	$1,657

Transamerica Partners Institutional Small Core

Number of years you own your shares	Transamerica Partners Institutional Small Core	Transamerica Small Cap Core	Combined Transamerica Small Cap Core (Pro Forma)
		Class R4	Class R4
Year 1	$112	$112	$112
Year 3	$439	$356	$356
Year 5	$789	$619	$619
Year 10	$1,777	$1,372	$1,372

Transamerica Partners Small Core Portfolio

Number of years you own your shares	Transamerica Partners Small Core Portfolio	Transamerica Small Cap Core	Combined Transamerica Small Cap Core (Pro Forma)
		Class I3	Class I3
Year 1	$86	$87	$87
Year 3	$268	$278	$278
Year 5	$466	$485	$485
Year 10	$1,037	$1,082	$1,082

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund and the Destination Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners Small Core Funds

	Transamerica Partners Small Core	Transamerica Partners Institutional Small Core	Transamerica Partners Small Core Portfolio
Net Assets	$64,520,553	$12,478,084	$156,013,543

Net Asset Value Per Share	$28.30	$14.98	$10.39

Shares Outstanding	2,280,118	832,981	15,015,740

Transamerica Small Cap Core

	Transamerica Small Cap Core	Transamerica Small Cap Core Pro Forma
Net Assets
Class A	$1,352,644	$1,352,644
Class C	$418,864	$418,864
Class I	$1,294,299	$1,294,299
Class I2	$38,237,317	$38,237,317
Advisor Class	—	—
Class R	—	$64,520,553
Class R4	—	$12,478,084
Class I3	—	$155,887,596
Net Asset Value Per Share
Class A	$10.35	$10.35
Class C	$10.27	$10.27
Class I	$10.39	$10.39
Class I2	$10.39	$10.39

	Transamerica Small Cap Core	Transamerica Small Cap Core Pro Forma
Advisor Class	—	—
Class R	$10.39	$10.39
Class R4	$10.39	$10.39
Class I3	$10.39	$10.38
Shares Outstanding
Class A	130,637	130,637
Class C	40,803	40,803
Class I	124,619	124,619
Class I2	3,679,658	3,679,658
Advisor Class	—	—
Class R	—	6,209,870
Class R4	—	1,200,971
Class I3	—	15,015,740

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 9 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 7A, 7B OR 7C, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 8 – SMALL GROWTH FUNDS

TRANSAMERICA PARTNERS SMALL GROWTH

TRANSAMERICA PARTNERS INSTITUTIONAL SMALL GROWTH

TRANSAMERICA PARTNERS SMALL GROWTH PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA SMALL CAP GROWTH

(the “Destination Fund”)

PROPOSALS 8A, 8B AND 8C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Plan attached as Exhibit A, which includes additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the Plan, please see the section entitled “Terms of Each Agreement and Plan of Reorganization” in the back of this Proxy Statement/Prospectus, after the discussion of the proposals.

In each proposed Reorganization, the Target Fund would be reorganized into the Destination Fund, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 8A	Transamerica Partners Small Growth	Transamerica Small Cap Growth Class R
Proposal 8B	Transamerica Partners Institutional Small Growth	Transamerica Small Cap Growth Class R4
Proposal 8C	Transamerica Partners Small Growth Portfolio	Transamerica Small Cap Growth Class I3

Transamerica Partners Small Growth would reorganize first, Transamerica Partners Institutional Small Growth would reorganize next and Transamerica Partners Small Growth Portfolio would reorganize last. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have the same investment objective, principal investment strategies and related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks long term capital appreciation.

Principal investment strategies[1]

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in stocks of small capitalization companies. The fund’s sub-adviser, Ranger Investment Management, L.P. (the “sub-adviser”), primarily focuses on seeking to identify high quality, high-growth small capitalization companies. The sub-adviser considers small capitalization companies to be companies with market capitalizations that, at the time of initial purchase, have either market capitalizations between $100 million and $2 billion or within the range of the Russell 2000® Growth Index, which as of March 31, 2016, the most recent constitution of the index, was between $15 million and $6.05 billion.

The sub-adviser’s approach to security selection seeks quality growth companies by implementing a bottom-up, fundamental research driven security selection process. The sub-adviser’s focus is to attempt to identify companies with characteristics such as high recurring revenue, steady and/or accelerating sales growth, strong balance sheets and free cash flows, stable/expanding margins, and superior return on equity/return on invested capital. In addition to the extensive quantitative analysis, careful consideration is given to qualitative analysis. The sub-adviser incorporates a preference towards companies with certain qualitative characteristics such as conservative accounting practices, seasoned management team with high corporate integrity, sustainable competitive advantage and ability to grow market share, sound corporate governance, and unique demand drivers. Once these quantitative and qualitative characteristics are analyzed, the sub-adviser then determines whether it believes a company is undervalued and has sufficient upside to the stock price to warrant an investment.

The fund may invest in foreign securities through American Depositary Receipts (“ADRs”), and generally will not invest more than 10% of fund assets in foreign securities. The fund only invests in securities traded on U.S. exchanges.

Investment manager	TAM

Sub-adviser	Ranger Investment Management, L.P.

Portfolio managers	W. Conrad Doenges: Portfolio Manager of the Funds since 2012; Portfolio Manager at Ranger Investment Management, L.P. since 2004 (small, mid and small-mid growth strategies)

Business

Transamerica Partners Small Growth is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional Small Growth is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Small Growth Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

Net assets (as of June 30, 2016)	Transamerica Partners Small Growth = $38,465,938 Transamerica Partners Institutional Small Growth = $10,669,799 Transamerica Partners Small Growth Portfolio (excluding the Target Feeder Funds) = $66,337,935	$363,625,960

Management fees

TAM receives compensation for investment advisory services from the Target Funds at annual rates of 0.84% of the first $300 million; and 0.80% in excess of $300 million.

TAM also receives compensation for administrative services from Transamerica Partners Small Growth and Transamerica Partners Institutional Small Growth at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners Small Growth Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at annual rates of 0.87% of the first $300 million; and 0.83% in excess of $300 million.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners Small Growth is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional Small Growth is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Small Growth Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•    1.55% for Transamerica Partners Small Growth; and

•    1.15% for Transamerica Partners Institutional Small Growth.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of Transamerica Partners Small Growth Portfolio to 0.90%. This arrangement is voluntary and may be terminated by TAM at any time.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    1.55% for Class R shares;

•    1.15% for Class R4 shares; and

•    0.90% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

[1]	Transamerica Partners Small Growth and Transamerica Partners Institutional Small Growth are feeder funds and invest in securities through Transamerica Partners Small Growth Portfolio, an underlying master fund having the same investment goals and strategies.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have the same investment objective and principal investment strategies, they are subject to the same principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Active Trading – The fund is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Depositary Receipts – Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors or industries, or in a limited number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries or issuers, and the value of its shares may be more volatile than if invested more widely. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Management – The fund is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Small Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. The prices of securities of small capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than larger capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

The Funds’ Past Performance

Set forth below is performance information for each Fund. The bar charts and tables below provide some indication of the risks of investing in each Fund by showing you how the performance of the Target Funds and Class A shares of the Destination Fund has varied from year to year for 10 years or since inception, as applicable, and how the average total returns of each Target Fund and the applicable class of shares of the Destination Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners Small Growth Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Funds’ expenses, performance would have been lower. No performance information is presented for the Class R, Class R4 and Class I3 shares of the Destination Fund because those share classes are newly offered. Class R, Class R4 and Class I3 shares of the Destination Fund would have different performance because they have different expenses. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Following the Reorganizations, Transamerica Small Cap Growth will be the surviving fund for performance purposes.

Prior to August 31, 2012, the Target Funds had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth below for the Target Funds prior to that date is attributable to a previous sub-adviser.

Transamerica Partners Small Growth Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	23.59%
Worst Quarter:	12/31/2008	-25.40%

Year-to-date return as of September 30, 2016: 13.09%

Transamerica Partners Small Growth Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Small Growth	2.89%	6.21%	4.83%	08/09/2002
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	-1.38%	10.67%	7.95%

Transamerica Partners Institutional Small Growth Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	23.68%
Worst Quarter:	12/31/2008	-25.34%

Year-to-date return as of September 30, 2016: 13.33%

Transamerica Partners Institutional Small Growth Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Small Growth	3.31%	6.65%	5.25%	05/29/2003
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	-1.38%	10.67%	7.95%

Transamerica Partners Small Growth Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	6/30/2009	23.78%
Worst Quarter:	12/31/2008	-25.22%

Year-to-date return as of September 30, 2016: 13.58%

Transamerica Partners Small Growth Portfolio Average Annual Total Returns

(for periods ended 12/31/2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Small Growth Portfolio	3.55%	6.90%	5.51%	06/01/2002
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	-1.38%	10.67%	7.95%

Transamerica Small Cap Growth Annual Returns

Annual Total Returns (calendar years ended December 31) - Class A

	Quarter Ended	Return
Best Quarter:	09/30/2013	12.30%
Worst Quarter:	09/30/2015	-7.16%

Year-to-date return as of September 30, 2016: 12.52%

Transamerica Small Cap Growth Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	Since Inception	Inception Date
Class A			08/31/2012
Return before taxes	-2.56%	7.69%
Return after taxes on distributions	-4.50%	6.43%
Return after taxes on distributions and sale of fund shares	0.18%	5.97%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	-1.38%	14.06%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below are based on the expenses of the Funds for the twelve-month period ended June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 8 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. The fees and expenses shown in the table and Example below for Transamerica Partners Small Growth Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica Small Cap Growth will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Small Cap Growth’s operating history will be used for financial reporting purposes.

Transamerica Partners Small Growth

	Transamerica Partners Small Growth[1]	Transamerica Small Cap Growth	Combined Transamerica Small Cap Growth (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.84%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.51%	0.05%[4]	0.05%[4]
Total annual fund operating expenses	1.60%	1.40%	1.40%
Fee waiver and/or expense reimbursement	0.05%[5]	0.00%[6]	0.00%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.55%	1.40%	1.40%

Transamerica Partners Institutional Small Growth

	Transamerica Partners Institutional Small Growth[1]	Transamerica Small Cap Growth	Combined Transamerica Small Cap Growth (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.84%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.69%	0.05%[4]	0.05%[4]
Total annual fund operating expenses	1.78%	1.15%	1.15%
Fee waiver and/or expense reimbursement	0.63%[7]	0.00%[6]	0.00%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15%	1.15%	1.15%

Transamerica Partners Small Growth Portfolio

	Transamerica Partners Small Growth Portfolio	Transamerica Small Cap Growth	Combined Transamerica Small Cap Growth (Pro Forma)
		Class I3	Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.84%	0.85%	0.85%
Distribution and service (12b-1) fees	None	None	None
Other expenses[3]	0.07%	0.05%[4]	0.05%[4]
Total annual fund operating expenses	0.91%	0.90%	0.90%
Fee waiver and/or expense reimbursement	N/A	0.00%[6]	0.00%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.91%	0.90%	0.90%

[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners Small Growth Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.
[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners Small Growth and Transamerica Partners Institutional Small Growth receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners Small Growth and 0.05% for Transamerica Partners Institutional Small Growth are included in “Other expenses.” Transamerica Partners Small Growth Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners Small Growth Portfolio pays no separate administrative services fees.
[3]	Other expenses do not include the costs of the Reorganization to be borne by the Target Funds and the Destination Fund. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners Small Growth, 0.00% for Transamerica Partners Institutional Small Growth, 0.09% for Transamerica Partners Small Growth Portfolio and 0.05% for Transamerica Small Cap Growth.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.55%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.55% for Class R shares, 1.15% for Class R4 shares and 0.90% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.15%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 1 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners Small Growth

Number of years you own your shares	Transamerica Partners Small Growth	Transamerica Small Cap Growth	Combined Transamerica Small Cap Growth (Pro Forma)
		Class R	Class R
Year 1	$158	$143	$143
Year 3	$500	$443	$443
Year 5	$866	$766	$766
Year 10	$1,896	$1,680	$1,680

Transamerica Partners Institutional Small Growth

Number of years you own your shares	Transamerica Partners Institutional Small Growth	Transamerica Small Cap Growth	Combined Transamerica Small Cap Growth (Pro Forma)
		Class R4	Class R4
Year 1	$117	$117	$117
Year 3	$499	$365	$365
Year 5	$906	$633	$633
Year 10	$2,043	$1,398	$1,398

Transamerica Partners Small Growth Portfolio

Number of years you own your shares	Transamerica Partners Small Growth Portfolio	Transamerica Small Cap Growth	Combined Transamerica Small Cap Growth (Pro Forma)
		Class I3	Class I3
Year 1	$93	$92	$92
Year 3	$290	$287	$287
Year 5	$504	$498	$498
Year 10	$1,120	$1,108	$1,108

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund and the Destination Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners Small Growth Funds

	Transamerica Partners Small Growth	Transamerica Partners Institutional Small Growth	Transamerica Partners Small Growth Portfolio
Net Assets	$40,278,505	$11,237,896	$17,234,045
Net Asset Value Per Share	$18.06	$20.57	$13.07
Shares Outstanding	2,230,809	546,235	1,318,596

Transamerica Small Cap Growth

	Transamerica Small Cap Growth	Transamerica Small Cap Growth Pro Forma
Net Assets
Class A	$9,092,955	$9,092,955
Class C	$1,404,210	$1,404,210
Class I	$2,042,047	$2,042,047
Class I2	$57,657,996	$57,657,996
Advisor Class	—	—
Class R6	$51,670	$51,670
Class R	—	$40,278,505
Class R4	—	$11,237,896
Class I3	—	$17,144,557
Net Asset Value Per Share
Class A	$12.85	$12.85
Class C	$12.46	$12.46
Class I	$13.01	$13.01
Class I2	$13.07	$13.07

	Transamerica Small Cap Growth	Transamerica Small Cap Growth Pro Forma
Advisor Class	—	—
Class R6	$13.07	$13.07
Class R	$13.07	$13.07
Class R4	$13.07	$13.07
Class I3	$13.07	$13.00
Shares Outstanding
Class A	707,699	707,699
Class C	112,736	112,736
Class I	157,009	157,009
Class I2	4,411,753	4,411,753
Advisor Class	—	—
Class R6	3,953	3,953
Class R		3,081,752
Class R4	—	859,824
Class I3	—	1,318,596

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 9 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 8A, 8B OR 8C, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 9 – SMALL VALUE FUNDS

TRANSAMERICA PARTNERS SMALL VALUE

TRANSAMERICA PARTNERS INSTITUTIONAL SMALL VALUE

TRANSAMERICA PARTNERS SMALL VALUE PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA SMALL CAP VALUE

(the “Destination Fund”)

PROPOSALS 9A, 9B AND 9C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Plan attached as Exhibit A, which includes additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the Plan, please see the section entitled “Terms of Each Agreement and Plan of Reorganization” in the back of this Proxy Statement/Prospectus, after the discussion of the proposals.

In each proposed Reorganization, the Target Fund would be reorganized into the Destination Fund, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 9A	Transamerica Partners Small Value	Transamerica Small Cap Value Class R
Proposal 9B	Transamerica Partners Institutional Small Value	Transamerica Small Cap Value Class R4
Proposal 9C	Transamerica Partners Small Value Portfolio	Transamerica Small Cap Value Class I3

Transamerica Partners Small Value would reorganize first, Transamerica Partners Institutional Small Value would reorganize next and Transamerica Partners Small Value Portfolio would reorganize last. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have the same investment objective and the same principal investment strategies and related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks long term capital appreciation.

Principal investment strategies[1]	The fund’s sub-adviser, Boston Advisors, LLC (the “sub-adviser”) invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small capitalization companies. The fund generally considers a small capitalization company to be a company with a market capitalization within the range of the Russell 2000 Value® Total Return Index at the time of initial purchase. As of December 31, 2015, the market capitalization range of the Russell 2000® Value Total Return Index was between $14.78 million and $5.28 billion. The equity securities in which the fund invests are primarily common stocks of U.S. companies.

In selecting investments for the fund, the sub-adviser combines quantitative modeling, fundamental research and qualitative analysis. The sub-adviser first ranks the individual stocks in which the fund may invest through the use of a proprietary model that incorporates multiple fundamental factors, with the weightings of the factors in the model varying in relation to the stock’s industry group and the current market environment. The sub-adviser also ranks industry groups using a fundamental research process which takes into account macroeconomic considerations and other factors. The sub-adviser selects stocks on behalf of the fund based on the stock and industry rankings which are derived from the sub-adviser’s proprietary process. The sub-adviser will generally sell a stock on behalf of the fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

From time to time, the fund may invest up to 10% of its assets in exchange-traded funds (“ETFs”) in order to manage market liquidity and timing issues.

Investment manager	TAM
Sub-adviser	Boston Advisors, LLC
Portfolio managers

David Hanna: Portfolio Manager of the Funds since 2015; Associated with Boston Advisors, LLC in an investment management capacity since 2007; Senior Vice President and Director of Institutional Portfolio Management

James W. Gaul, CFA: Portfolio Manager of the Funds since 2015; Associated with Boston Advisors, LLC in an investment management capacity since 2005; Vice President and Portfolio Manager

Michael J. Vogelzang, CFA: Portfolio Manager of the Funds since 2015; Associated with Boston Advisors, LLC in an investment management capacity since 1997; President and Chief Investment Officer

Douglas A. Riley, CFA: Portfolio Manager of the Funds since 2015; Associated with Boston Advisors, LLC in an investment management capacity since 2002; Senior Vice President and Director of Growth Equity Investing

Business

Transamerica Partners Small Value is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional Small Value is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Small Value Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.
Net assets (as of June 30, 2016)	Transamerica Partners Small Value = $34,442,708 Transamerica Partners Institutional Small Value = $6,550,062 Transamerica Partners Small Value Portfolio (excluding the Target Feeder Funds) = 64,884,148	$302,693,584
Management fees	TAM receives compensation for investment advisory services from the Target Funds at annual rates of 0.82% of the first $250	TAM receives compensation for investment management services, which include investment advisory and administrative million; 0.78% over $250 million up to $500 million; 0.75% over $500 million up to $750 million; and 0.725% in excess of $750 million.

TAM also receives compensation for administrative services from Transamerica Partners Small Value and Transamerica Partners Institutional Small Value at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners Small Value Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

services, from the Destination Fund at annual rates of 0.85% of the first $250 million; 0.81% over $250 million up to $500 million; 0.78% over $500 million up to $750 million; and 0.755% in excess of $750 million.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners Small Value is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional Small Value is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Small Value Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.
Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•    1.50% for Transamerica Partners Small Value; and

•    1.10% for Transamerica Partners Institutional Small Value.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of Transamerica Partners Small Value Portfolio to 0.85%. This arrangement is voluntary and may be terminated by TAM at any time.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    1.50% for Class R shares;

•    1.10% for Class R4 shares; and

•    0.85% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

[1]	Transamerica Partners Small Value and Transamerica Partners Institutional Small Value are feeder funds and invest in securities through Transamerica Partners Small Value Portfolio, an underlying master fund having the same investment goals and strategies.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have the same investment objective and principal investment strategies, they are subject to the same principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Active Trading – The fund is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Exchange Traded Funds (ETFs) – Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. ETF shares may trade at a premium or discount to net asset value. ETFs are subject to secondary market trading risks. In addition, a fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the fund to sell, particularly during times of market turmoil. These illiquid investments can be difficult to value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Management – The fund is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the fund.

Small Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. The prices of securities of small capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than larger capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

The Funds’ Past Performance

Set forth below is performance information for each Fund. The bar charts and tables below provide some indication of the risks of investing in each Fund by showing you how the performance of the Target Funds and Class A shares of the Destination Fund has varied from year to year for 10 years or since inception, as applicable, and how the average total returns of each Target Fund and the applicable class of shares of the Destination Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners Small Value Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Funds’ expenses, performance would have been lower. No performance information is presented for the Class R, Class R4 and Class I3 shares of the Destination Fund because those share classes are newly offered. Class R, Class R4 and Class I3 shares of the Destination Fund would have different performance because they have different expenses. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Following the Reorganizations, Transamerica Partners Institutional Small Value will be the surviving fund for performance purposes.

Prior to February 27, 2009, the Target Funds had a different sub-adviser. The performance set forth below for the Target Funds for the period prior to that date is partly attributable to a previous sub-adviser.

Prior to July 9, 2010, a different sub-adviser managed the Target Funds and the Target Funds used different investment strategies. The performance set forth below for the Target Funds for the period between February 27, 2009 and July 8, 2010 is attributable to a previous sub-adviser.

Prior to September 28, 2015, the Target Funds had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth below for the Target Funds for the period between July 9, 2010 and September 27, 2015 is attributable to a previous sub-adviser.

Transamerica Partners Small Value Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	12/31/2011	17.63%
Worst Quarter:	12/31/2008	-22.55%

Year-to-date return as of September 30, 2016: 6.21%

Transamerica Partners Small Value Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Small Value	-6.75%	9.04%	5.03%	07/10/2002
Russell 2000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	-7.47%	7.67%	5.57%

Transamerica Partners Institutional Small Value Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	12/31/2011	17.69%
Worst Quarter:	12/31/2008	-22.43%

Year-to-date return as of September 30, 2016: 6.51%

Transamerica Partners Institutional Small Value Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Small Value	-6.33%	9.47%	5.45%	01/23/2003
Russell 2000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	-7.47%	7.67%	5.57%

Transamerica Partners Small Value Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	12/31/2011	17.76%
Worst Quarter:	12/31/2008	-22.41%

Year-to-date return as of September 30, 2016: 12.35%

Transamerica Partners Small Value Portfolio Average Annual Total Returns (for periods ended 12/31/2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Small Value Portfolio	-6.12%	9.73%	5.70%	06/01/2002
Russell 2000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	-7.47%	7.67%	5.57%

Transamerica Small Cap Value Annual Returns

Annual Total Returns (calendar years ended December 31) - Class A

	Quarter Ended	Return
Best Quarter:	03/31/2013	12.40%
Worst Quarter:	09/30/2015	-12.60%

Year-to-date return as of September 30, 2016: 5.91%

Transamerica Small Cap Value Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	Since Inception	Inception Date
Class A			04/30/2012
Return before taxes	-17.59%	4.48%
Return after taxes on distributions	-19.40%	2.63%
Return after taxes on distributions and sale of fund shares	-8.45%	3.49%
Russell 2000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	-7.47%	9.10%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below are based on the expenses of the Funds for the twelve-month period ended June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 9 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. The fees and expenses shown in the table and Example below for Transamerica Partners Small Value Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica Partners Institutional Small Value will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Partners Institutional Small Value’s operating history will be used for financial reporting purposes.

Transamerica Partners Small Value

	Transamerica Partners Small Value[1]	Transamerica Small Cap Value	Combined Transamerica Small Cap Value (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.82%	0.83%	0.83%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.56%	0.06%[4]	0.06%[4]
Acquired Fund Fees and expenses	0.03%	0.00%	0.00%
Total annual fund operating expenses	1.66%	1.39%	1.39%
Fee waiver and/or expense reimbursement	0.13%[5]	0.00%[6]	0.00%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.53%	1.39%	1.39%

Transamerica Partners Institutional Small Value

	Transamerica Partners Institutional Small Value[1]	Transamerica Small Cap Value	Combined Transamerica Small Cap Value (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.82%	0.83%	0.83%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.82%	0.06%[4]	0.06%[4]
Acquired fund fees and expenses	0.03%	0.00%	0.00%
Total annual fund operating expenses	1.92%	1.14%	1.14%
Fee waiver and/or expense reimbursement	0.79%[7]	0.04%[6]	0.04%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.13%	1.10%	1.10%

Transamerica Partners Small Value Portfolio

	Transamerica Partners Small Value Portfolio	Transamerica Small Cap Value	Combined Transamerica Small Cap Value (Pro Forma)
		Class I3	Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.82%	0.83%	0.83%
Distribution and service (12b-1) fees	None	None	None
Other expenses[3]	0.08%	0.06%[4]	0.06%[4]
Total annual fund operating expenses	0.90%	0.89%	0.89%
Fee waiver and/or expense reimbursement	N/A	0.04%[6]	0.04%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.90%	0.85%	0.85%

[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners Small Value Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.

[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners Small Value and Transamerica Partners Institutional Small Value receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners Small Value and 0.05% for Transamerica Partners Institutional Small Value are included in “Other expenses.” Transamerica Partners Small Value Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners Small Value Portfolio pays no separate administrative services fees.
[3]	Other expenses do not include the costs of the Reorganization to be borne by the Target Funds and the Destination Fund. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners Small Value, 0.01% for Transamerica Partners Institutional Small Value, 0.11% for Transamerica Partners Small Value Portfolio and 0.00% for Transamerica Small Cap Value.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.50%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.50% for Class R shares, 1.10% for Class R4 shares and 0.85% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.10%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 1 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners Small Value

Number of years you own your shares	Transamerica Partners Small Value	Transamerica Small Cap Value	Combined Transamerica Small Cap Value (Pro Forma)
		Class R	Class R
Year 1	$156	$142	$142
Year 3	$511	$440	$440
Year 5	$890	$761	$761
Year 10	$1,954	$1,669	$1,669

Transamerica Partners Institutional Small Value

Number of years you own your shares	Transamerica Partners Institutional Small Value	Transamerica Small Cap Value	Combined Transamerica Small Cap Value (Pro Forma)
		Class R4	Class R4
Year 1	$115	$112	$112
Year 3	$526	$358	$358
Year 5	$963	$624	$624
Year 10	$2,179	$1,383	$1,383

Transamerica Partners Small Value Portfolio

Number of years you own your shares	Transamerica Partners Small Value Portfolio	Transamerica Small Cap Value	Combined Transamerica Small Cap Value (Pro Forma)
		Class I3	Class I3
Year 1	$92	$87	$87
Year 3	$287	$280	$280
Year 5	$498	$489	$489
Year 10	$1,108	$1,092	$1,092

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund and the Destination Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners Small Value Funds

	Transamerica Partners Small Value	Transamerica Partners Institutional Small Value	Transamerica Partners Small Value Portfolio
Net Assets	$34,337,703	$6,727,452	$24,210,479

Net Asset Value Per Share	$15.97	$21.75	$10.10

Shares Outstanding	2,150,609	309,373	2,397,077

Transamerica Small Cap Value

	Transamerica Small Cap Value	Transamerica Small Cap Value Pro Forma
Net Assets
Class A	$1,812,137	$1,812,137
Class C	$756,521	$756,521
Class I	$396,076	$396,076
Class I2	$260,736,966	$260,736,966
Advisor Class	—	—
Class R6	$50,715	$50,715
Class R	—	$34,337,703
Class R4	—	$6,727,452
Class I3	—	$24,084,532
Net Asset Value Per Share
Class A	$10.03	$10.03
Class C	$9.97	$9.97
Class I	$10.09	$10.09
Class I2	$10.10	$10.10
Advisor Class	—	—
Class R6	$10.10	$10.10
Class R	$10.10	$10.10
Class R4	$10.10	$10.10
Class I3	$10.10	$10.05
Shares Outstanding
Class A	180,666	180,666
Class C	75,915	75,915
Class I	39,259	39,259
Class I2	25,807,512	25,807,512
Advisor Class	—	—
Class R6	5,020	5,020
Class R	—	3,399,773
Class R4	—	666,084
Class I3	—	2,397,077

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following this discussion of the Group 9 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 9A, 9B OR 9C, AS APPLICABLE, TO APPROVE THE PLAN.

REASONS FOR THE PROPOSED REORGANIZATIONS

At a meeting held on July 13-14, 2016, the Board of each Target Fund, including the Independent Trustees, unanimously voted to approve the proposed Reorganization of the Target Fund. In approving the Reorganization, the Board and the Independent Trustees determined that the Reorganization is in the best interests of the Target Fund and the interests of the existing holders of the Target Fund will not be diluted as result of the Reorganization. The Board, including the Independent Trustees, also considered and approved the terms and conditions of the Plan for the Reorganization.

The initiative to reorganize the Transamerica Partners funds into Transamerica Funds was discussed by the Board and the Independent Trustees on a number of occasions prior to the July 13-14, 2016 meeting. TAM provided an overview of the initiative to the Board at a meeting held on March 9-10, 2016, and the Board of each Destination Fund approved at that joint meeting the establishment and registration of the additional classes of shares of the Destination Fund to be issued in the Reorganization. The initiative was further discussed by TAM and the Board at June 8-9, 2016 meeting. The Independent Trustees met telephonically on July 7, 2016 and in-person on July 12, 2016 to discuss the proposed Reorganizations. The Independent Trustees were assisted in their consideration of the proposed Reorganizations by their independent legal counsel.

The Trustees considered the following matters, among others things, in approving the Reorganizations:

•	The proposed Reorganizations are part of an initiative designed to streamline the Transamerica fund family and to promote operating efficiencies.

•	The Target Funds are part of the Transamerica Partners funds. The Transamerica Partners funds, which were initially established primarily for retirement and benefit plan investors, have been experiencing net outflows for a number of years, and that these outflows have resulted in certain diseconomies, including fixed costs representing an increasing percentage of a smaller asset base and the funds losing the benefit of previously attained fee breakpoints.

•	The Transamerica Partners funds appear to have limited distribution opportunities and prospects for future asset growth.

•	The current contractual expense limitations on the Target Feeder Funds expire on May 1, 2017, and TAM does not expect to maintain the expense limitations for many of the Institutional Target Feeder Funds at their current levels beyond that time should the Reorganizations not occur.

•	The Destination Funds are part of a separate group of mutual funds managed by TAM, branded Transamerica Funds. Transamerica Funds is a larger fund complex which is growing in size.

•	Transamerica Funds offers increased distribution capabilities and greater potential for asset growth and efficiencies, including the potential for lower expense ratios. The Reorganizations would eliminate certain redundancies in product offerings and are expected to strengthen TAM’s ability to pursue investment and marketing opportunities.

•	Each Target Fund would reorganize into an existing Destination Fund in Transamerica Funds. The larger asset base resulting from the Reorganizations is expected to give each combined Destination Fund the ability to better diversify its holdings and effect larger portfolio transactions while also spreading fixed costs across a larger asset base.

•	Each Target Fund would receive new Class R, Class R4 or Class I3 shares of the corresponding Destination Fund, as applicable, in the Reorganization.

•	Each Target Fund would in most instances reorganize into a Destination Fund with the same or substantially similar investment objective and strategies. The exception would be the Transamerica Partners Mid Value funds, which would experience a difference in sub-advisers and principal investment strategies. The Transamerica Partners Mid Value Portfolio, a Target Master Portfolio, is sub-advised by Thompson, Siegel and Walmsley LLC (“TS&W”) and J.P. Morgan Investment Management Inc. Transamerica Mid Cap Value Opportunities, the corresponding Destination Fund, is sub-advised only by TS&W. The principal investment objective and strategies for the Transamerica Partners Mid Value funds and their corresponding Destination Fund differ, although each of the funds invest, under normal circumstances, at least 80% of their net assets in equity securities of mid cap companies.

•	With the exception of the Transamerica Partners Mid Value funds, each Target Feeder Fund and its related Target Master Portfolio would reorganize into a Destination Fund with the same sub-adviser(s) as the applicable Target Master Portfolio.

•	The performance track records of the Target and Destination funds and the expected accounting and performance survivor of each Reorganization grouping.

•	While the fees of the Target Funds and Destination Funds differ in structure and amount, based on information as of March 31, 2016, it is expected that the total expenses for the Target Funds would in most cases be lower or stay the same following the Reorganizations. Certain Target Master Portfolios (Transamerica Partners High Yield Bond Portfolio, Transamerica Partners Core Bond Portfolio, Transamerica Partners Mid Value Portfolio, Transamerica Partners Money Market Portfolio and Transamerica Partners Small Core Portfolio) are expected to experience an increase in their expense ratios following the applicable Reorganization, but that increase is not expected to exceed 2.5 basis points, which would bring the relevant Target Master Portfolio up to its current voluntary expense cap.

•	The management fee of each Destination Fund as compared to the advisory fee of the applicable Target Fund. TAM serves as each Fund’s investment manager. TAM performs administration as well as investment advisory services for the Destination Funds under a single management agreement for a single management fee. For the Target Feeder Funds, TAM provides investment advisory services under an investment advisory agreement and administration services under an administrative services agreement, and each Target Feeder Fund pays separate advisory and administration fees. The Target Master Portfolios do not pay separate administration fees.

•	The Investor Target Feeder Funds currently pay a 0.25% Rule 12b-1 fee and a 0.30% administration fee which covers, among other things, retirement plan recordkeeping and transfer agency activity. Holders of these Investor Target Feeder Funds would receive Class R shares of the applicable Destination Funds in the Reorganization which would pay a 0.50% Rule 12b-1 fee and a transfer agency fee of $21.00 per open account, and retirement plan recordkeeping services would be paid for under the Rule 12b-1 plan.

•	The expected tax-free nature of each Reorganization involving a Target Feeder Fund for U.S. federal income tax purposes, and particularly the expectation that shareholders of the merging Target Feeder Funds would not realize any income, gain or loss in connection with the Reorganizations. The Reorganization of each Target Master Portfolio is expected to be a taxable transaction for U.S. federal income tax purposes. The only holders of each Target Master Portfolio at the time of the Reorganization will be the applicable Non-Mutual Fund Feeder Funds, and TAM understands that there are few (if any) tax sensitive investors in the Non-Mutual Fund Feeder Funds.

•	Each Target Fund and corresponding Destination Fund use the same pricing and valuation procedures and same pricing vendors.

•	The terms and conditions of the Plan for each Reorganization.

•	Certain benefits that TAM and its affiliates would receive from the Reorganizations, including a more unified fund family and the administrative conveniences of fewer funds and trusts to oversee and maintain.

•	The costs of the Reorganizations would be shared equally by TAM, on the one hand, and by the funds participating in the various reorganizations as part of the initiative, on the other hand, in accordance with a cost sharing methodology that takes into account, among other factors, the expected benefits of the Reorganization to each Target Fund.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and the Trustees attributed different weights to the various factors. The Trustees evaluated all information available to them on a Target Fund-by-Target Fund basis, and their determinations were made separately in respect of each Target Fund.

QUORUM, VOTE REQUIRED AND MANNER OF VOTING PROXIES

Quorum

A quorum of holders of a Target Fund is required to take action at that Target Fund’s Special Meeting. For the purposes of taking action on a proposal, holders entitled to vote and present in person or by proxy representing at least thirty percent (30%) of the voting power of the Target Fund shall constitute a quorum at the Special Meeting.

Only proxies that are voted, abstentions and “broker non-votes” will be counted toward establishing a quorum. “Broker non-votes” are shares held by a broker or nominee as to which proxies have been returned but (a) instructions have not been received from the beneficial owners or persons entitled to vote and (b) the broker or nominee does not have discretionary voting power on a particular matter.

In the absence of a quorum, or if a quorum is present but sufficient votes to approve a proposal are not received, a Special Meeting may be adjourned by the affirmative vote of a majority of the voting power of the shares present in person or represented by proxy at the Special Meeting. The persons named as proxies may, at their discretion, vote those proxies in favor of an adjournment of a Special Meeting.

Vote Required

With respect to each Target Fund, approval of the applicable Reorganization proposal requires, if a quorum is present at the Special Meeting, the vote of “a majority of the outstanding voting securities” of that Target Fund within the meaning of the 1940 Act, which is defined as the affirmative vote of the lesser of (a) 67% or more of the voting power of the voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present at the meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Target Fund.

Manner of Voting

When a Target Feeder Fund holder votes with respect to a Reorganization proposal, that vote will also constitute instructions for the Target Feeder Fund to vote in the same manner on the corresponding Reorganization proposal for the Target Master Portfolio in which the Target Feeder Fund invests.

Interests in each Target Master Portfolio are held by the applicable Target Feeder Funds and the Non-Mutual Feeder Funds. In each proposed Reorganization of a Target Master Portfolio, each Target Feeder Fund will vote its interests in the Target Master Portfolio in which it invests in accordance with the voting instructions received from its holders as discussed above and will vote interests in the Target Master Portfolio with respect to which it has not received voting instructions in the same proportion as the interests for which it has received instructions from other holders (this is called “proportional voting” or “echo voting”). Because each Target Feeder Fund will use proportional voting to vote its interests in its corresponding Target Master Portfolio, a small number of holders could determine how the Target Feeder Fund votes if other holders fail to vote. Please note that, as the Target Master Portfolios have holders besides the Target Feeder Funds, it is possible that the Reorganization of a Target Master Portfolio may not be approved by the Target Master Portfolio, even if it is approved by the requisite Target Feeder Fund holders. It is also possible that the Reorganization of a Target Master Portfolio may be approved by the Target Master Portfolio, even if it is not approved by Target Feeder Fund holders.

For many of the Target Master Portfolios, the Target Feeder Funds represent a significant portion of the Target Master Portfolio’s assets. As a result, in voting on the proposed Reorganization of a Target Master Portfolio, the Non-Mutual Fund Feeder Funds may be outvoted by the Target Feeder Funds. As of June 30, 2016, the applicable Target Feeder Funds represented the portion of the related Target Master Portfolios as indicated in the table below:

Target Feeder Fund	Percentage of the Relevant Target Master Portfolio’s Net Assets
Transamerica Partners Core Bond	30.44%
Transamerica Partners Institutional Core Bond	29.86%

Transamerica Partners Government Money Market	61.95%
Transamerica Partners Institutional Government Money Market	25.56%

Transamerica Partners High Yield Bond	14.78%
Transamerica Partners Institutional High Yield Bond	42.46%

Transamerica Partners International Equity	30.48%
Transamerica Partners Institutional International Equity	11.21%

Transamerica Partners Mid Growth	49.91%
Transamerica Partners Institutional Mid Growth	16.17%

Transamerica Partners Mid Value	15.29%
Transamerica Partners Institutional Mid Value	51.49%

Transamerica Partners Small Core	27.48%
Transamerica Partners Institutional Small Core	5.39%

Transamerica Partners Small Growth	58.05%
Transamerica Partners Institutional Small Growth	16.09%

Transamerica Partners Small Value	53.13%
Transamerica Partners Institutional Small Value	10.11%

In the case of interests in the Target Master Portfolio held by Non-Mutual Feeder Funds which are separate accounts established by Transamerica insurance companies to fund variable annuity contracts or variable life insurance policies, ownership of the interests is legally vested in the separate accounts. It is the Funds’ understanding that the Transamerica insurance companies will seek voting instructions from the account holders for Target Master Portfolio interests held by separate accounts registered under the 1940 Act and will vote in accordance with such instructions. A signed proxy card or other authorization by a holder that does not specify how the holder’s interests should be voted may be deemed an instruction to vote in favor of the applicable proposal. For separate accounts that are registered under the 1940 Act, the Transamerica insurance companies will use proportional voting to vote interests for which no timely instructions are received from holders. The Transamerica insurance companies do not require that a specified number of holders submit voting instructions before they will vote the interests in the Target Master Portfolio held by their separate accounts at the Special Meeting. As a result, a small number of holders could determine how a Transamerica insurance company votes, if other holders fail to vote. Other Non-Mutual Fund Feeders may follow similar voting procedures.

A signed proxy card or other authorization by a holder that does not specify how the holder’s interests should be voted on a proposal may be deemed an instruction to vote such interests in favor of the applicable proposal.

Target Fund holders may continue to vote, and votes will be included in the tabulation, up until the date and time of the Special Meeting, [10:00 a.m.], Mountain Time, on February 10, 2017.

TAX STATUS OF EACH REORGANIZATION

Each Target Feeder Fund Reorganization is conditioned upon the receipt by the applicable Target Trust and the Destination Trust of an opinion from Morgan, Lewis & Bockius, LLP, counsel to the Funds, substantially to the effect that, for federal income tax purposes:

•	The transfer of all of the applicable Target Fund’s assets to the corresponding Destination Fund in the Reorganization in exchange solely for the issuance of the applicable Destination Fund shares to the Target Fund and the assumption of all the Target Fund’s liabilities by the Destination Fund, followed by the distribution of those Destination Fund shares to the Target Fund’s shareholders in complete liquidation of the Target Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Target Fund and the Destination Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•	No gain or loss will be recognized by the Destination Fund upon receipt of the assets of the Target Fund solely in exchange for the applicable shares of the Destination Fund and the assumption by the Destination Fund of all of the liabilities of the Target Fund as part of the Reorganization;

•	The tax basis in the hands of the Destination Fund of the assets of the Target Fund received in the Reorganization will be the same as the tax basis of such assets in the hands of the Target Fund immediately before the transfer of the assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer;

•	The holding period of each asset of the Target Fund in the hands of the Destination Fund, other than assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the asset was held by the Target Fund (except where investment activities of the Destination Fund have the effect of reducing or eliminating the holding period with respect to an asset);

•	No gain or loss will be recognized by the Target Fund upon the transfer of its assets to the Destination Fund in the Reorganization solely in exchange for the applicable shares of the Destination Fund and the assumption by the Destination Fund of all of the liabilities of the Target Fund, or upon the distribution of the applicable shares of the Destination Fund by the Target Fund to its shareholders in complete liquidation, except for (1) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (2) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (3) any other gain or loss that may be required to be recognized as a result of the closing of the Target Fund’s taxable year or upon transfer of an asset regardless of whether the transfer would otherwise be a non-recognition transaction under the Code;

•	No gain or loss will be recognized by the Target Fund shareholders upon the exchange of their Target Fund shares solely for the shares of the Destination Fund as part of the Reorganization;

•	The aggregate tax basis of the Destination Fund shares received by each shareholder of the Target Fund in the Reorganization will be the same as the aggregate tax basis of his or her shares of the Target Fund surrendered in exchange therefor; and

•	The holding period of each shareholder of the Target Fund for his or her Destination Fund shares received in the Reorganization will include the holding period of the shares of the Target Fund that were surrendered in exchange therefor, provided that the shareholder held the Target Fund shares as capital assets on the date of the exchange.

In rendering such opinion, counsel shall rely upon, among other things, certain facts, assumptions and representations of the applicable Target Trust, on behalf of the applicable Target Fund, and of the Destination Trust, on behalf of the applicable Destination Fund.

No tax ruling has been or will be received from the IRS in connection with any of the Reorganizations. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Immediately prior to each Reorganization involving a Target Feeder Fund, the applicable Target Fund will declare and pay a dividend, which, together with all previous dividends, is intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid), all of its net tax-exempt income and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover). The amount of such distributions to the shareholders of each Target Feeder Fund is estimated as of March 31, 2017 to be as set forth in the table below. The amounts set forth in the table below are estimates of the applicable Target Feeder Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income and net capital gain as if its taxable year ended on the Closing Date. Any amount actually distributed to a Target Feeder Fund’s shareholders immediately prior to the applicable Reorganization may be higher or lower than the amount set forth in the table below. Any such distribution by a Target Feeder Fund generally will be taxable to the Target Feeder Fund’s shareholders.

Fund	Distribution amount (per share)
Transamerica Partners Core Bond	$0.0621
Transamerica Partners Institutional Core Bond	$0.0590
Transamerica Partners Government Money Market	$0.0000
Transamerica Partners Institutional Government Money Market	$0.0000
Transamerica Partners High Yield Bond	$0.1213
Transamerica Partners Institutional High Yield Bond	$0.1235
Transamerica Partners International Equity	$0.0390
Transamerica Partners Institutional International Equity	$0.0282
Transamerica Partners Mid Growth	$0.0001
Transamerica Partners Institutional Mid Growth	$0.0001
Transamerica Partners Mid Value	$0.0535
Transamerica Partners Institutional Mid Value	$0.0581
Transamerica Partners Small Core	$0.0471
Transamerica Partners Institutional Small Core	$0.0424
Transamerica Partners Small Growth	$0.0001
Transamerica Partners Institutional Small Growth	$0.0001
Transamerica Partners Small Value	$0.0171
Transamerica Partners Institutional Small Value	$0.0386

Each Reorganization of a Target Master Portfolio may be a taxable transaction. The exchange of each Target Master Portfolio’s assets for (a) the applicable shares of the corresponding Destination Fund and (b) the Destination Fund’s assumption of the Target Master Portfolio’s liabilities is expected, in most cases, to be a taxable exchange for federal income tax purposes, in which the Target Master Portfolio will recognize gains and losses. In such a case, holders of beneficial interests in the applicable Target Master Portfolio will be required to take into account their allocable shares of the gains and losses recognized by the Target Master Portfolio. Holders of beneficial interests in a Target Master Portfolio may also recognize gain or loss in connection with the applicable Destination Fund’s assumption of the Target Master Portfolio’s liabilities or the distribution of the applicable Destination Fund’s shares in liquidation of the Target Master Portfolio. As noted above, the only holders of the Target Master Portfolios at the time of the Reorganization will be the applicable Non-Mutual Fund Feeder Funds.

Even if a Reorganization of a Target Master Portfolio is otherwise treated as a non-recognition transaction, the Target Master Portfolio may make a deemed-sale election that would generally result in the recognition of gain by the Target Master Portfolio. The Target Master Portfolio would generally allocate such gain to holders of beneficial interests in the Target Master Portfolio that are “C corporations” within the meaning of applicable Treasury Regulations, to partnerships in which such “C corporations” are direct or indirect partners, or to grantor trusts or other disregarded entities owned, directly or indirectly, by such “C corporations.”

The foregoing discussion is very general. The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. Except as expressly set forth above, this discussion does not address any state, local or foreign tax consequences of the Reorganizations. You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

OTHER IMPORTANT INFORMATION

CONCERNING THE REORGANIZATIONS

Tax Capital Loss Carryforwards

The following discussion relates solely to the Reorganizations involving the Target Feeder Funds. The Target Master Portfolios are treated as partnerships for U.S. federal income tax purposes and are not entitled to carry forward capital losses.

Federal income tax law permits a regulated investment company to carry forward its net capital losses from any taxable year that began on or before December 22, 2010 (“Pre-2011 Carryforwards”) for a period of up to eight taxable years. Federal income tax law permits a regulated investment company to carry forward its net capital losses from any taxable year that began after December 22, 2010 (“Post-2010 Carryforwards”) for an unlimited number of taxable years, but such carryforwards must be fully utilized before the regulated investment company is permitted to utilize any carryforwards of losses from taxable years that began on or before December 22, 2010.

In the tax year of the applicable Destination Fund during which the applicable Reorganization occurs, the Destination Fund will be able to use carryforwards of the applicable Target Fund (including from the Target Fund’s short tax year ending on the applicable Closing Date), subject to the limitations described below, to offset only a prorated portion of the Destination Fund’s capital gains for the Destination Fund’s tax year, based on the number of days remaining in its tax year after the Closing Date.

Each Reorganization may result in limitations on the applicable Destination Fund’s ability to use carryforwards of the corresponding Target Fund. Those limitations, imposed by Section 382 of the Code, will generally apply if the shareholders of the Target Fund own less than 50% of the corresponding Destination Fund immediately after the applicable Reorganization, and will be imposed on an annual basis. Each Reorganization may result in limitations on the applicable Destination Fund’s ability to use unrealized losses inherent in the applicable Target Fund’s assets at the time of the Reorganization. Losses in excess of the limitation may be carried forward, subject to the overall eight-year limit with respect to Pre-2011 Carryforwards. The annual Section 382 limitation for periods following a Reorganization that is subject to such a limitation generally will equal the product of the net asset value of the applicable Target Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” published by the Internal Revenue Service (“IRS”), in effect at the time of the Reorganization. This limitation may be prorated in the taxable year of the applicable Destination Fund in which the applicable Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

As of December 31, 2015, the Target Funds had the following unused capital loss carryforwards:

	Pre-2011 Carryforwards					Post-2010 Carryforwards
Fund	Expiring in 2016	Expiring in 2017	Expiring in 2018	Expiring in 2019	Total	Short-term	Long-term	Total
Transamerica Partners Core Bond	$—	$—	$—	$—	$—	$—	$—	$—
Transamerica Partners Government Money Market	$177,177	$—	$—	$—	$177,177	$—	$—	$—
Transamerica Partners High Yield Bond	$—	$12,895,121	$—	$—	$12,895,121	$1,070,871	$1,017,395	$2,088,266
Transamerica Partners International Equity	$—	$137,902,335	$—	$—	$137,902,335	$392,827	$4,378,153	$4,770,980
Transamerica Partners Mid Growth	$—	$—	$—	$—	$—	$—	$—	$—
Transamerica Partners Mid Value	$—	$—	$—	$—	$—	$—	$—	$—
Transamerica Partners Small Core	$—	$18,743,813	$—	$—	$18,743,813	$—	$—	$—
Transamerica Partners Small Growth	$—	$—	$—	$—	$—	$—	$—	$—
Transamerica Partners Small Value	$—	$—	$—	$—	$—	$—	$—	$—
Transamerica Partners Institutional Core Bond	$—	$—	$—	$—	$—	$—	$—	$—
Transamerica Partners Institutional Government Money Market	$198,199	$—	$—	$—	$198,199	$—	$—	$—
Transamerica Partners Institutional High Yield Bond	$—	$—	$—	$—	$—	$2,744,615	$2,607,557	$5,352,172
Transamerica Partners Institutional International Equity	$58,385,680	$175,849,038	$—	$—	$234,234,718	$63,924	$708,008	$771,932
Transamerica Partners Institutional Mid Growth	$—	$—	$—	$—	$—	$—	$—	$—
Transamerica Partners Institutional Mid Value	$—	$—	$—	$—	$—	$—	$—	$—
Transamerica Partners Institutional Small Core	$13,245,711	$29,110,407	$—	$—	$42,356,118	$—	$—	$—
Transamerica Partners Institutional Small Growth	$—	$—	$—	$—	$—	$—	$—	$—
Transamerica Partners Institutional Small Value	$—	$2,559,462	$—	$—	$2,559,462	$—	$—	$—

Each Reorganization may result in limitations on the applicable Destination Fund’s ability, in the post-Reorganization period, to use a portion of its carryforwards (including any carryforward generated in its tax year that includes the Reorganization) and potentially on such Destination Fund’s ability to use unrealized capital losses inherent in the tax basis of its assets. Those limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of those carryforwards for periods following the Reorganization generally will equal the product of the net asset value of the Destination Fund and the “long-term tax-exempt rate,” as published by the IRS.

If a Destination Fund or a corresponding Target Fund has a net unrealized gain inherent in its assets at the time of the applicable Reorganization, then, under certain circumstances, the combined Fund may not offset that gain, to the extent realized within five years of the applicable Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward or net operating loss of that Destination Fund or that Target Fund, as applicable) or, in certain cases, by a net unrealized loss inherent at the time of the applicable Reorganization in the assets of the other Fund involved in the Reorganization.

As a result of each Reorganization, losses and loss carryforwards will benefit the shareholders of the combined Destination Fund, rather than only the shareholders of the Destination Fund or Target Fund that incurred them. If a Target Fund’s Reorganization closes on a date other than its regular tax year-end, the Reorganization will cause the Target Fund’s Pre-2011 Carryforwards to expire earlier than the time they otherwise would have expired. Even if a particular limitation described above would not be triggered solely by a particular Reorganization, the limitation may be triggered by the Reorganization and one or more other transactions entered into by the applicable Target Fund or Destination Fund (including, potentially, another Reorganization). By reason of the foregoing rules, taxable shareholders of a Target Fund may pay more taxes, or pay taxes sooner, than they otherwise would have if the Target Fund’s Reorganization did not occur.

Since the Reorganizations are not expected to close until [            ], 2017, the capital loss carryforwards and limitations described above may change between now and the completion of the Reorganizations. Further, the ability of each Destination Fund to use losses (even in the absence of a Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.

PORTFOLIO SECURITIES

If a Reorganization is effected, management will analyze and evaluate the portfolio securities of the Target Fund being transferred to the corresponding Destination Fund. Consistent with each Destination Fund’s investment goal or goals and investment strategies and policies, any restrictions imposed by the Code and in the best interests of each Destination Fund’s shareholders (including former shareholders of the corresponding Target Fund), management will influence the extent and duration to which the portfolio securities of the corresponding Target Fund will be maintained by the Target Fund. As each Target Fund and corresponding Destination Fund have the same or compatible investment strategies, management expects that there will be no significant portfolio restructuring before or after the Reorganizations. It is possible that there may be dispositions of some of the portfolio securities of one or more Target Funds following the Reorganizations. Subject to market conditions at the time of any such disposition, the disposition of the portfolio securities by each combined Destination Fund may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold and the combined Destination Fund’s ability to use any available tax loss carryforwards. The disposition of portfolio securities also may result in brokerage expense to the combined Destination Fund.

TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION

The Reorganizations

Subject to holder approval and the satisfaction of certain closing conditions, each Reorganization is scheduled to close during the first or second quarter of 2017 (each, a “Closing Date”), but may occur on such later date as the parties may agree to in writing.

On the applicable Closing Date, each Target Fund will transfer all of its property and assets to the corresponding Destination Fund. In exchange, the applicable Destination Fund will assume all of the liabilities of the applicable Target Fund and issue shares to that Target Fund, as described below.

In each Reorganization, the applicable Destination Fund will issue shares of the applicable class to the applicable Target Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Feeder Fund’s shares (or beneficial interests in the case of the Target Master Portfolios). Holders of shares of Investor Target Feeder Funds will receive Class R shares. Holders of shares of Institutional Target Feeder Funds will receive Class R4 shares. Holders of beneficial interests in the Target Master Portfolios will receive Class I3 shares.

Shares of the applicable class of the applicable Destination Fund will then be distributed by the applicable Target Fund to holders of shares (or beneficial interests) in the Target Fund on a pro rata basis in complete redemption of the holders’ shares (or beneficial interests) and in complete liquidation of the Target Fund. Therefore, on the Closing Date, upon completion of the applicable Reorganization, each holder of shares (or beneficial interests) in the applicable Target Fund will hold shares of the applicable class of the corresponding Destination Fund with an aggregate net asset value equal to the aggregate net asset value of the holder’s shares (or beneficial interests) in the applicable Target Fund immediately prior to the Reorganization. The net asset value attributable to each Target Fund will be determined using the Target Fund’s valuation policies and procedures, and the net asset value attributable to a class of shares of each Destination Fund will be determined using the Destination Fund’s valuation policies and procedures. The portfolio assets of each Target Fund and corresponding Destination Fund are valued using the same valuation policies and procedures.

For each Reorganization grouping, the Target Master Portfolio and the Target Feeder Funds that invest in the Target Master Portfolio will reorganize into the corresponding Destination Fund on the same Closing Date. Prior to the applicable Reorganization, each Target Feeder Fund will redeem its interest in the applicable Target Master Portfolio in kind, subject to its pro rata share of liabilities, and then complete its Reorganization into the applicable Destination Fund. The Reorganizations of the Target Feeder Funds will occur prior to the Reorganization of the relevant Target Master Portfolio. Following completion of the Reorganizations of the Target Feeder Funds, the related Target Master Portfolio will complete its Reorganization with the applicable Destination Fund. At the time of each Target Master Portfolio Reorganization, the applicable Non-Mutual Fund Feeder Funds will be the only holders of the Target Master Portfolio.

Each Target Fund will be terminated after the consummation of its Reorganization.

No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganizations.

Following the Reorganizations, TAM will continue to act as investment manager to each Destination Fund and the relevant sub-advisers will continue to serve as sub-advisers to the Destination Funds.

For each Reorganization involving a Target Feeder Fund, for federal income tax purposes, no gain or loss is expected to be recognized by holders or, generally, the Target Feeder Fund as a result of the Reorganization. The exchange of each Target Master Portfolio’s assets for the applicable class of shares of the corresponding Destination Fund and the Destination Fund’s assumption of the Target Master Portfolio’s liabilities is expected, in most cases, to be a taxable exchange for federal income tax purposes, in which the Target Master Portfolio will recognize gains and losses.

Agreement and Plan of Reorganization

The holders of each Target Fund are being asked to approve the Plan substantially in the form attached as Exhibit A to this Proxy Statement/Prospectus, which is incorporated herein by this reference. The description of the Plan contained herein, which includes the material provisions of the Plan, is qualified in its entirety by the attached copy.

Determination of Net Asset Value. If a Reorganization is approved, the applicable Destination Fund will deliver to the corresponding Target Fund a number of full and fractional shares of the applicable class of the Destination Fund with an aggregate net asset value equal to the aggregate net asset value of the corresponding Target Feeder Fund’s shares (or beneficial interests in the case of the Target Master Portfolios). The net asset value per share of the applicable class of shares of such Destination Fund shall be computed using the Destination Fund’s valuation procedures and the net asset value per share (or beneficial interest) of such Target Fund shall be computed using the Target Fund’s valuation policies and procedures. The number of full and fractional shares of the applicable class of the Destination Fund shall be determined by dividing the value of the Target Fund’s net assets by the net asset value of one share of the applicable class of the corresponding Destination Fund.

Conditions to Closing the Reorganization. The obligation of each Fund to consummate a given Reorganization is subject to the satisfaction of certain conditions, including the Fund’s performance of all its obligations under the Plan, the receipt of certain documents and financial statements from the subject Target Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization. The consummation of one Reorganization is not contingent on the consummation of any other Reorganization.

The obligations of a Destination Fund and a corresponding Target Fund are subject to approval of the applicable Plan by the necessary vote of the outstanding shares of the Target Fund with respect to the Reorganization of that Target Fund, in accordance with the provisions of the applicable Target Trust’s charter and by-laws and applicable law. For each Reorganization involving a Target Feeder Fund, the obligations are also subject to the receipt of a favorable opinion of Morgan, Lewis & Bockius LLP as to the United States federal income tax consequences of the Reorganization.

Termination of a Plan. The Target Fund’s Board or the Destination Fund’s Board of Trustees may terminate a Plan (even if the holders of the relevant Target Fund have already approved it) at any time before the Closing Date, if such Board believes that proceeding with the Reorganization would no longer be in the best interests of the Fund’s holders. Any such termination will be effective when communicated to the other party.

Expenses of the Reorganizations. The expenses incurred in connection with the Reorganizations will be shared equally by TAM, on the one hand, and the Target Funds and Destination Funds, on the other, in accordance with an allocation approved by the Target Funds’ Board of Trustees and the Destination Funds’ Board of Trustees. Notwithstanding the foregoing, in each Reorganization involving a Target Feeder Fund, expenses will be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

CHARTER DOCUMENTS

The Investors Target Feeder Funds are series of TPFG and the Institutional Target Feeder Funds are series of TPFG II. TPFG and TPFG II are each a Massachusetts business trust. The Target Master Portfolios are series of TPP, a trust governed by New York law. The Destination Funds are series of Transamerica Funds, a Delaware statutory trust. TPFG, TPFG II, TPP and Transamerica Funds are governed by their respective declaration of trust, by-laws and applicable state law. A summary of certain of the more significant provisions and differences between the declarations of trust of TPFG, TPFG II, TPP and Transamerica Funds is provided below.

Holder Voting. The declaration of trust of each of TPFG, TPFG II, TPP and Transamerica Funds provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with state law, actions by the Trustees without seeking the consent of shareholders. Each trust is not required to hold an annual meeting of shareholders, but each trust will call special meetings of holders whenever required by the 1940 Act or by the terms of the declaration of trust. All holders of record of all series and, as applicable, classes of a trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Trustees have determined that a matter affects only the interests of one or more series or classes of shares. There is no cumulative voting on any matter submitted to a vote of the shareholders.

The declaration of trust of each of TPFG, TPFG II and Transamerica Funds provides for “dollar-weighted voting” which means that a holder’s voting power is determined, not by the number of shares he or she owns, but by the net asset value, in U.S. dollars, of those shares determined at the close of business on the record date.

The declaration of trust of TPP provides that each holder’s voting power is proportionate to such holder’s book capital account as recorded on the books of TPP (which, in the case of a holder that holds interest in more than one Target Master Portfolio shall be the sum of the holder’s book capital accounts with respect to each Target Master Portfolio) at the close of business on the record date.

Election and Removal of Trustees. The declaration of trust of each of TPFG, TPFG II, TPP and Transamerica Funds provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by a vote or consent of the remaining Trustees, except when election of Trustees by the holders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by holders at a meeting at which a quorum is present. Each declaration of trust also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that any Trustee may be removed by a vote of holders holding two-thirds of the voting power of the trust, or by a vote of two-thirds of the remaining Trustees. The provisions of each declaration of trust relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

Amendments to the Declaration. The Trustees of each of TPFG, TPFG II, TPP and Transamerica Funds are authorized to amend the applicable declaration of trust without the vote of holders, but no amendment may be made that impairs the exemption from personal liability granted in the declaration of trust to persons who are or have been holders, Trustees, officers or employees of the trust, that limits the rights to indemnification, advancement of expenses or insurance provided in the declaration of trust with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the declaration of trust prior to the amendment.

Issuance and Redemption of Shares. With respect to each of TPFG, TPFG II and Transamerica Funds, a fund may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. All shares offered pursuant to the prospectus of a fund, when issued, will be fully paid and non- assessable. Holders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. A fund may involuntarily redeem a holder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the holder fails to provide a fund with identification required by law, or if the fund is unable to verify the information received from the shareholder or the shareholder fails to provide the required information. In addition, as discussed below, shares may be redeemed in connection with the closing of small accounts.

For TPP, the amount of authorized interests in each fund is unlimited. Interests may only be sold by the trust to certain institutional investors. Holders have no appraisal rights with respect to their interests and, except as may be determined by the Trustees from time to time, have no exchange or conversion rights with respect to their interests.

Disclosure of Holder Holdings. The declaration of trust of each of TPFG, TPFG II, TPP and Transamerica Funds specifically requires holders, upon demand, to disclose in writing to a fund information with respect to the direct and indirect ownership of shares or interests in order to comply with various laws or regulations, and a fund may disclose such ownership if required by law or regulation, or as the Trustees otherwise decide.

Small Accounts. The declaration of trust of each of TPFG, TPFG II and Transamerica Funds provides that a fund may close out a holder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the declaration of trust permits a fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts. The declaration of trust of TPP contains no comparable provisions.

Holder, Trustee and Officer Liability. The declaration of trust of each of TPFG, TPFG II, TPP and Transamerica Funds provides that holders are not personally liable for the obligations of a fund and require the fund to indemnify a holder against any loss or expense arising from any such liability. A fund will assume the defense of any claim against a holder for personal liability at the request of the holder.

Each declaration of trust provides that a Trustee acting in his or her capacity as a Trustee is not personally liable to any person, other than the trust or any series, in connection with the affairs of the trust. Each declaration of trust also provides that no Trustee, officer or employee of the trust owes any duty to any person (including without limitation any holder), other than the trust or any series. Each Trustee is required to perform his or her duties in good faith and in a manner he or she believes to be in the best interests of the applicable trust. All actions and omissions of Trustees are presumed to be in accordance with the foregoing standard of performance, and any person alleging the contrary has the burden of proving that allegation.

Each declaration of trust requires the trust to indemnify any persons who are or who have been Trustees, officers or employees of the trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a Trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

Each declaration of trust also provides that any Trustee who serves as chair of the Board, a member or chair of a committee of the Board, lead independent Trustee, audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative and Direct Actions. The declaration of trust of each of TPFG, TPFG II, TPP and Transamerica Funds provides a detailed process for the bringing of derivative or direct actions by holders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a fund or its holders as a result of spurious shareholder claims, demands and derivative actions.

Prior to bringing a derivative action, the declaration of trust of TPP requires that a demand by a holder must be made on the Trustees and the declarations of trust of TPFG, TPFG II, TPP and Transamerica Funds require that a demand by no fewer than three unrelated holders must be made on the Trustees. The declarations of trust detail information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the applicable declaration of trust. Each declaration of trust also requires that, in order to bring a derivative action, the complaining holder(s) must be joined in the action by holders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected funds. The Trustees have a period of 90 days, which may be extended by up to an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand (or a committee comprised of some or all of such Trustees), with the assistance of counsel who may be retained by such Trustees on behalf and at the expense of the trust, determine that a suit should be maintained, then the trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the independent Trustees determines that maintaining the suit would not be in the best interests of the applicable trust, the Trustees are required to reject the demand and the complaining holders may not proceed with the derivative action unless the holders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not consistent with the standard of performance required of the Trustees in performing their duties. If a demand is rejected, each complaining holder will be responsible, jointly and severally with any and all other complaining holders, for the costs and expenses (including attorneys’ fees) incurred by the trust in connection with the consideration of the demand, if, in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose.

Each declarations of trust provides that no holder may bring a direct action claiming injury as a holder of the trust, or any series or class thereof, where the matters alleged (if true) would give rise to a claim by the trust or by the trust on behalf of a series or class, unless the holder has suffered an injury distinct from that suffered by the holders of the trust, or the series or class, generally. Under each declaration of trust, a holder bringing a direct claim must be a holder of the series or class with respect to which the direct action is brought at the time of the injury complained of, or have acquired the shares afterwards by operation of law from a person who was a holder at that time.

Under each declaration of trust , if a derivative or direct action is brought in violation of the declaration of trust, each holder who commences or maintains such action will be required. jointly and severally, to reimburse the trust for the costs and expenses (including attorneys’ fees) incurred by the trust in connection with the action if the action is dismissed on the basis of the failure to comply with the declaration. In addition, if a court determines that any derivative action has been brought without reasonable cause or for an improper purpose, the costs and expenses (including attorneys’ fees) incurred by the trust in connection with the action will be borne, jointly and severally, by each holder who commenced the action.

The declarations of trust further provide that a fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining holder bringing a derivative or direct claim only if required by law, and any attorneys’ fees that the fund is obligated to pay shall be calculated using reasonable hourly rates.

The declarations of trust of TPFG and TPFG II require that actions by holders against the trust or a fund be brought only in the U.S. District Court for the Southern District of New York or if not permitted to be brought in federal court, then in the Business Litigation Session of Suffolk Superior Court in Massachusetts, and that the right to jury trial be waived to the full extent permitted by law.

The declarations of trust of TPP and Transamerica Funds require that actions by holders against the trust or a fund be brought only in the U.S. District Court for the Southern District of New York, or if not permitted to be brought in federal court, then in the New York Supreme Court sitting in New York County with assignment to the Commercial Division to the extent such assignment is permitted under the applicable court rules, and that the right to jury trial be waived to the fullest extent permitted by law.

Series and Classes. The declaration of trust of each of TPFG, TPFG II, TPP and Transamerica Funds provides that the Trustees may establish series and classes in addition to those currently established and that the Trustees may determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. Each share of a fund, as a series of the trust, represents an interest in the fund only and not in the assets of any other series of the trust.

The foregoing is a very general summary of certain provisions of the Funds’ declarations of trust. It is qualified in its entirety by reference to the respective declaration of trust.

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS

Each Fund has adopted certain fundamental investment policies which may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund. Under the 1940 Act, the vote of a majority of the outstanding voting securities of a Fund means the affirmative vote of the lesser of (a) 67% or more of the voting power of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Fund. The following table lists the fundamental investment restrictions for each Target Fund and each Destination Fund.

	Target Funds	Destination Funds
Borrowing	Each Target Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.	Each Destination Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.

	Target Funds	Destination Funds
Underwriting	Each Target Fund may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.	Each Destination Fund may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.

Making Loans	Each Target Fund may not make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.	Each Destination Fund may not make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

Senior Securities	Each Target Fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.	Each Destination Fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction.

Real Estate	Each Target Fund may not purchase or sell real estate except as permitted by the 1940 Act.	Each Destination Fund may not purchase or sell real estate except as permitted by the 1940 Act.

Commodities	Each Target Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.	Each Destination Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted from time to time under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.

Concentration of Investments	Each Target Fund may not make any investment if, as a result, the Target Fund’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.	Each Destination Fund may not make any investment if, as a result, the Destination Fund’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Diversification	No stated policy. However, each Target Fund is currently classified as a diversified fund under the 1940 Act. This means that each Target Fund may not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or any certificate of deposit thereof, and securities of other investment companies) if, as a result, with respect to 75% of the value of its total assets, (a) more than 5% of the value of each Target Fund’s total assets would be invested in securities of that issuer, or (b) each Target Fund would hold more than 10% of the outstanding voting securities of that issuer. The 1940 Act requires any change from diversified to non-diversified status of a fund to be approved in advance by fund shareholders.	No stated policy. However, each Destination Fund is currently classified as a diversified fund under the 1940 Act. This means that each Destination Fund may not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or any certificate of deposit thereof, and securities of other investment companies) if, as a result, with respect to 75% of the value of its total assets, (a) more than 5% of the value of each Destination Fund’s total assets would be invested in securities of that issuer, or (b) each Destination Fund would hold more than 10% of the outstanding voting securities of that issuer. The 1940 Act requires any change from diversified to non-diversified status of a fund to be approved in advance by fund shareholders.

BUYING, SELLING AND EXCHANGING OF FUND SHARES

The following sets forth how shareholders may buy, sell and exchange shares of the Funds and how each of the Funds determines its net asset value.

	Target Feeder Funds	Target Master Portfolios	Destination Funds
Buying Shares

Shares of the funds are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans, and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. Plans may prohibit purchases or redemptions of fund shares during certain circumstances, such as a change in plan administrators. Consult your plan administrator for more information. Shares of the funds are also available to other investors, including endowment funds and foundations, any state, county or city, or its instrumentality, department, authority or agency, and accounts registered to insurance companies, trust companies and bank trust departments.

Each fund’s shares are sold without a sales charge. Purchases may be made Monday through Friday, except on certain holidays. Shares are purchased at net asset value (“NAV”) the next time it is calculated after your investment is

Beneficial interests in the portfolios are issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Investments in the portfolios may only be made by investment companies, common or commingled trust funds or similar organizations or entities which are “accredited investors” within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the 1933 Act.

An investment in each portfolio is made without a sales load. All investments are made at net asset value next determined after an order is received by a portfolio. There is no minimum initial or subsequent investment in a portfolio. However, since each portfolio intends to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets, investments must be made in federal funds (i.e., moneys credited to the account of a portfolio’s custodian bank by a U.S. Federal Reserve Bank).

The Trust reserves the right to cease accepting investments for any portfolio at any time or to reject any investment order.

Investors may purchase shares of the funds at the “offering price” of the shares, which is the net asset value per share (“NAV”). Please note that purchase requests initiated through an automated service that exceed $50,000 per day may be rejected and must be submitted by check or via bank wire.

Please refer to the retirement plan documents for information on how to purchase Class R and R4 shares of the funds and any fees that may apply.

Class I3 shares are only available to certain funds of funds, registered and unregistered insurance company separate accounts and collective investment trusts.

Transamerica Funds must receive your payment within three business days after your order is accepted.

Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege.

Each fund reserves the right to make additional exceptions or otherwise to modify the foregoing policies at any time.

Target Feeder Funds	Target Master Portfolios	Destination Funds

received in good order and is accepted by the transfer agent. The funds reserve the right to reject any purchase orders at any time.

You may purchase shares in a fund through the transfer agent directly or by authorizing your retirement plan to purchase shares on your behalf. Initial and subsequent purchases may be made by check or wire transfer. Checks should be in U.S. dollars and drawn on a U.S. bank and made payable to Transamerica Funds Services and mailed to:

Transamerica Fund Services, Inc.

P.O. Box 219945

Kansas City, MO 64121-9945

In the case of an initial purchase, the check must be accompanied by a completed Account Application. If shares are purchased with a check that does not clear, the purchase will be canceled and any losses or fees incurred in the transaction will be the responsibility of the investor. If shares are purchased with a check and a redemption request relating to such shares is received within fifteen days of such purchase, the redemption proceeds will be paid only when the check clears.

If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions and direct your bank to transmit immediately available funds in accordance with such instructions. Investors who make initial purchases by wire transfer must complete an Account Application and mail it to the address above.

See your plan administrator, recordkeeper, or authorized financial intermediary, to obtain purchase instructions if you are a participant in a retirement plan. Plans which include fixed investment options may restrict or prohibit the purchase of shares of certain of the funds with monies withdrawn from those fixed investment options.

Each investor in a portfolio may add to or reduce its investment in the portfolio on each Business Day. As of the close of regular trading on the New York Stock Exchange, on each Business Day, the value of each investor’s beneficial interest in a portfolio is determined by multiplying the net asset value of the portfolio by the percentage, effective for that day, which represents that investor’s share of the aggregate beneficial interests in the portfolio. Any additions or withdrawals, which are to be effected on that day, are then effected. Thereafter, the investor’s percentage of the aggregate beneficial interests in the portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the portfolio as of the same time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the portfolio by all investors in the portfolio. The percentage so determined is then applied to determine the value of the investor’s interest in the portfolio as of the close of regular trading on the following Business Day of the portfolio.

	Target Feeder Funds	Target Master Portfolios	Destination Funds
Minimum Initial Investment	The minimum initial investment is $5,000. The funds are currently waiving this minimum. A retirement plan may, however, impose minimum investment requirements. Plan participants or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.	There is no minimum initial investment in a portfolio for those who qualify to purchase interests in private placement transactions.

There is no minimum investment for Class R shares. The minimum initial investment for Class R4 shares is $5,000. The funds are currently waiving this minimum. A retirement plan may, however, impose minimum investment requirements. Plan participants or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

There is no minimum investment for Class I3 shares for those that qualify for the share class.

Minimum Subsequent Investment	There is no minimum for subsequent investments.	There is no minimum subsequent investments.	There is no minimum for subsequent investments.

Selling Shares

On any day the New York Stock Exchange is open for business, you may sell (redeem) all or a portion of your shares. Shares are redeemed at NAV, without a sales charge.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer.

Redemption requests by mail must specify the dollar amount or number of shares to be redeemed, the account number and the name of the fund. The redemption request must be signed in exactly the same way that the account is registered. If there is more than one owner of the shares, each owner must sign the redemption request.

Requests to redeem shares should be mailed to:

An investor in a portfolio may withdraw all or any portion of its investment at any time after a withdrawal request in proper form is received by the portfolio from the investor. The proceeds of a withdrawal will be paid by the portfolio in federal funds normally on the Business Day the withdrawal is effected, but in any event within seven days. The portfolios may pay the redemption price in kind with readily marketable securities (instead of cash). If securities are distributed, an investor could incur brokerage, tax or other charges in converting the securities to cash. Investments in a portfolio may not be transferred.

The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the New York Stock Exchange is

Shares may be sold (or “redeemed”) on any day the New York Stock Exchange is open for business. Proceeds from the redemption of shares will usually be sent to the redeeming shareholder within three business days after receipt in good order of a request for redemption. However, Transamerica Funds has the right to take up to seven days to pay redemption proceeds, and may postpone payment under certain circumstances, as authorized by law.

If you have recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the fund is reasonably satisfied that the check or electronic funds transfer has cleared (which may take up to 10 calendar days). This delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Target Feeder Funds	Target Master Portfolios	Destination Funds

Transamerica Fund Services, Inc.

P.O. Box 219945

Kansas City, MO 64121-9945

You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The funds reserve the right to modify the telephone redemption privilege at any time.

Your transaction will be processed at the applicable fund’s NAV the next time it is calculated after your redemption request in good order is received by the transfer agent. Redemption proceeds normally will be paid or mailed within seven days. A redemption is treated as a sale for tax purposes, and will generally result in taxable gain or loss for a shareholder not holding shares through a tax-deferred account.

Each fund reserves the right to delay delivery of your redemption proceeds up to 7 days.

Participants in a retirement plan or IRA program should obtain redemption instructions from their plan administrator, recordkeeper, or authorized financial intermediary.

A signature guarantee is required for the following:

•       any redemption by mail if the proceeds are to be paid to someone else or are to be mailed to an address other than your address of record;

•       any redemption by mail if the proceeds are to be wired to a bank;

•       any redemption request for more than $50,000; and

•       requests to transfer registration of shares to another owner.

closed (other than weekends or holidays) or trading on the Exchange is restricted, or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

Please note that redemption requests greater than $50,000 per day must be submitted in writing. In addition, amounts greater than $50,000 cannot be sent via ACH (check or federal funds wire only). Additionally, requests totaling more than $100,000 must be in writing with an original signature guarantee for all shareholders.

The electronic bank link option must be established in advance for payments made electronically to your bank such as ACH or expedited wire redemptions. Call Customer Service to verify this feature is in place on your account or to obtain information on how to establish the electronic bank link.

If you own Class R or R4 shares, please refer to the retirement plan documents for information on how to redeem Class R and R4 shares of the funds.

Shares are redeemed at NAV.

	Target Feeder Funds	Target Master Portfolios	Destination Funds
At the funds’ discretion signature guarantees may also be required for other redemptions. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to see if it has this capability. A signature guarantee is not the same as a notarized signature.

Exchanging Shares	On any business day you may exchange all or a portion of your shares in a fund for shares of any other available fund. To make exchanges, please follow the procedures for sales described above under “Selling Shares.” Plan participants or IRA holders should contact their plan administrator, recordkeeper, or authorized financial intermediary. Exchanges are processed at NAV the next time it is calculated after your exchange request in good order is received and approved by the transfer agent. The funds reserve the right to reject any exchange request or to modify or terminate the exchange privilege at any time. An exchange is the sale of shares of one fund and purchase of shares of another, and will generally result in taxable gain or loss for a shareholder not holding shares through a tax-deferred account.	Investments in a portfolio may not be transferred or exchanged.

•       You may request an exchange in writing, by phone, or by accessing your account through the internet.

•       You can exchange shares in one fund for shares in the same class of another fund.

•       An exchange is treated as a redemption of a fund’s shares, followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund that you do not own, please read the prospectus for that fund carefully.

•       If you exchange all your shares to a new fund, any active systematic plan that you maintain with Transamerica Funds will also carry over to this new fund unless otherwise instructed.

•       In certain circumstances, shares of one class of a fund may also be exchanged directly for shares of another class of the same fund, as described in the Statement of Additional Information.

•       Transamerica Funds reserves the right to modify or terminate the exchange privilege at any time upon 60 days’ written notice.

•       Transamerica Funds reserves the right to deny any exchange request involving transactions between classes of shares. Please review your individual circumstances with your financial professional.

	Target Feeder Funds	Target Master Portfolios	Destination Funds

•       The minimum exchange amount may be waived with respect to transactions in omnibus accounts maintained on behalf of certain 401(k) and other retirement plans.

•       For Class R and R4 shares, if authorized by your plan, you can request an exchange of your shares in one fund for corresponding shares of another fund. Please refer to your plan’s documents for additional information. An exchange is treated as a redemption of a fund’s shares followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund you do not own, please read the prospectus of that fund.

Net Asset Value

The NAV of each fund is calculated by taking the value of its net assets and dividing by the number of shares of the fund that are then outstanding.

The Board has approved procedures to be used to value the funds’ securities for purposes of determining the funds’ NAV. The valuation of the securities of the funds is determined in good faith by or under the direction of the Board. While the Board has primary responsibility to shareholders for valuation of portfolio securities, the Board has delegated certain valuation functions for the funds to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Fund securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or

The book capital account of each holder’s beneficial interest is determined in accordance with the method and procedures established by the Board of Trustees for determining the value of portfolio assets.

The Board of Trustees has approved procedures to be used to value the portfolios’ securities for the purposes of determining the value of book capital accounts. The valuation of the securities of the portfolios is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the portfolios to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Portfolio securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including

The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.

The Board has approved procedures to be used to value the funds’ securities for purposes of determining the funds’ NAV. The valuation of the securities of the funds is determined in good faith by or under the direction of the Board. While the Board has primary responsibility to shareholders for valuation of portfolio securities, the Board has delegated certain valuation functions for the funds to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Fund securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-

Target Feeder Funds	Target Master Portfolios	Destination Funds
ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the last bid price. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated	dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the portfolio uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S.	denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the last bid price. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may

Target Feeder Funds	Target Master Portfolios	Destination Funds

pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The Board reviews all fair value determinations typically at its regularly scheduled meetings. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the net asset value per share reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The portfolios use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The Board reviews all fair value determinations typically at its regularly scheduled meetings. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than

	Target Feeder Funds	Target Master Portfolios	Destination Funds
	available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.	Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the portfolios’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its NAV per share.	valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.

Dividends and Distributions

Each fund intends to distribute all or substantially all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends will be reinvested in additional shares unless you elect to take your dividends in cash. Each fund generally pays any distributions of net capital gains annually. Each fund generally pays any dividends from net investment income quarterly, except that Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market declare dividends daily and pay dividends monthly.

If necessary, each fund may make distributions at other times as well.

Each portfolio will allocate at least annually to each investor the investor’s distributive share of the portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction, or credit in a manner intended to comply with the Internal Revenue Code of 1986, as amended, and applicable Treasury Regulations.

Each fund intends to distribute all or substantially all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends will be reinvested in additional shares unless you elect to take your dividends in cash. Each fund generally pays any distributions of net capital gains annually.

Each fund generally pays any dividends from net investment income annually, except for: (i) Transamerica Government Money Market which declares dividends daily and pays dividends from net investment income monthly; (ii) Transamerica High Yield Bond which declares dividends daily and pays any dividends from net investment income monthly; and (iii) Transamerica Intermediate Bond which pays any dividends from net investment income monthly.

If necessary, each fund may make distributions at other times as well.

A fund will not generally have to pay income tax on amounts it distributes to shareholders. Shareholders will generally be taxed on distributions (other than any distributions treated as a return of capital), whether such distributions are paid in cash or reinvested in additional shares.

ADDITIONAL INFORMATION ABOUT THE DESTINATION FUNDS

Investment Manager

Transamerica Asset Management, Inc. (“TAM” ), located at 1801 California Street, Suite 5200, Denver, CO 80202, serves as investment manager for Transamerica Funds. TAM provides continuous and regular investment management services.

For each of the Destination Funds, TAM currently acts as a “manager of managers” and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with each fund’s sub-adviser. In acting as a manager of managers, TAM provides investment management services that include, without limitation, selection, proactive oversight and monitoring of sub-advisers, daily monitoring of the sub-advisers’ buying and selling of securities for the funds and regular review and evaluation of sub-adviser performance and adherence to investment style and process. TAM’s management services include, among other things, the provision of supervisory, compliance and administrative services to each fund. More information on the investment management services rendered by TAM is included in the SAI. TAM is paid investment management fees for its service as investment manager to each fund. These fees are calculated on the average daily net assets of each fund.

TAM has been a registered investment adviser since 1996. As of December 31, 2015, TAM has approximately $74 billion in total assets under management. Although TAM is also registered as a commodity pool operator under the Commodity Exchange Act, the Destination Funds are operated by TAM pursuant to an exclusion from registration as a commodity pool operator under the Commodity Exchange Act.

TAM is directly owned by Transamerica Premier Life Insurance Company (77%) (“TPLIC”) and AUSA Holding, LLC (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

TAM acts as a manager of managers for the Destination Funds pursuant to an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) (Release IC- 23379 dated August 5, 1998). TAM has responsibility, subject to oversight by the Board of Trustees, to, among other matters, oversee and monitor sub-advisers, recommend selection of sub-advisers and recommend changes to sub-advisers where it believes appropriate or advisable. The exemptive order permits TAM, subject to certain conditions including the approval of the Board of Trustees, but without the approval of the applicable fund’s shareholders, to:

(1)	employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2)	materially change the terms of any sub-advisory agreement; and

(3)	continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

Pursuant to the exemptive order, each Destination Fund has agreed to provide certain information about new sub-advisers and new sub-advisory agreements to its shareholders.

A discussion regarding the basis of the Destination Board’s most-recent approval of the investment management agreement with TAM will be available in the Destination Funds’ annual report to shareholders for the fiscal year ended October 31, 2016.

Sub-Advisers

Pursuant to an Investment Sub-advisory Agreement between TAM and each sub-adviser on behalf of the respective Destination Fund, each sub-adviser shall make investment decisions, buy and sell securities for the fund, conduct research that leads to these purchase and sale decisions, and pay broker-dealers a commission for these trades (which can include payments for research and brokerage services).

Each sub-adviser receives compensation from TAM.

Aegon USA Investment Management, LLC, located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, serves as sub-adviser for Transamerica Government Money Market, Transamerica High Yield Bond and Transamerica Intermediate Bond.

Boston Advisors, LLC, located at 1 Liberty Square, Boston, Massachusetts, 02109, serves as sub-adviser for Transamerica Small Cap Value.

Quantum Capital Management, located at 311 California Street, Suite 510, San Francisco, California 94104, serves as sub-adviser for Transamerica Mid Cap Growth.

Ranger Investment Management, L.P., located at 2828 N. Harwood Street #1900, Dallas, Texas 75201, serves as sub-adviser for Transamerica Small Cap Growth.

Systematic Financial Management, L.P., located at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666, serves as sub-adviser for Transamerica Small Cap Core.

Thompson, Siegel & Walmsley LLC, located at 6641 West Broad Street, Suite 600, Richmond, Virginia, 23320, serves as sub-adviser for Transamerica International Equity and Transamerica Mid Cap Value Opportunities.

A discussion regarding the basis of the Destination Board’s most-recent approval of the investment sub-advisory agreements with each of the sub-advisers will be available in the Destination Funds’ annual report to shareholders for the fiscal year ended October 31, 2016.

Distributor and Transfer Agent

Transamerica Capital, Inc. (“TCI”), located at 1801 California Street, Suite 5200, Denver, Colorado 80202, is appointed as principal underwriter and distributor in connection with the offering and sale of shares of each Destination Fund. TCI is an affiliate of TAM. TCI offers the shares of an agency or “best efforts” basis under which a Destination Fund issues only the number of shares actually sold. Shares of each Destination Fund are continuously offered by TCI.

Transamerica Fund Services, Inc. (“TFS”), located at 1801 California Street, Suite 5200, Denver, Colorado 80202, serves as transfer agent, withholding agent and dividend disbursing agent for each Destination Fund. TFS is an affiliate of TAM. As transfer agent, TFS maintains an account for each shareholder of a Destination Fund and performs other transfer agency functions. TFS has outsourced the provision of certain transfer agency services to Boston Financial Data Services, Inc., located at 2000 Crown Colony Drive, Quincy, Massachusetts 02169.

Each Destination Fund compensates TCI and TFS for their services.

Certain officers and Trustees of the Destination Funds are also officers and/or directors of TAM, TCI and TFS.

Disclosure of Portfolio Holdings

A detailed description of each Destination Fund’s policies and procedures with respect to the disclosure of each Destination Fund’s portfolio securities is available in the Destination Funds’ statement of additional information. Each Destination Fund publishes all holdings on its website at www.transamerica.com approximately 15 days after the end of each calendar quarter. Such information generally remains online for 6 months, or as otherwise consistent with applicable regulations.

Transamerica Government Money Market files monthly a schedule of portfolio holdings with the SEC on Form N-MFP. The information filed on Form N-MFP is made available to the public by the SEC 60 days after the end of the month to which the information pertains. A schedule of portfolio holdings for Transamerica Government Money Market is posted each month to the fund’s website in accordance with Rule 2a-7(c)(12) under the 1940 Act.

Buying, Selling and Exchanging Shares of Destination Fund Shares

Buying Shares. Investors may purchase shares of the Destination Funds at the “offering price” of the shares, which is the net asset value per share (“NAV”). Please note that purchase requests initiated through an automated service that exceed $50,000 per day may be rejected and must be submitted by check or via bank wire.

Please refer to the retirement plan documents for information on how to purchase Class R and R4 shares of the Destination Funds and any fees that may apply.

Class I3 shares are only available to certain funds of funds, registered and unregistered insurance company separate accounts and collective investment trusts.

Transamerica Funds must receive your payment within three business days after your order is accepted.

Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege.

Each Destination Fund reserves the right to make additional exceptions or otherwise to modify the foregoing policies at any time.

By Check

•	Make your check payable and send to Transamerica Fund Services, Inc.

•	If you are purchasing shares in an existing account(s), please reference your account number(s) and the Transamerica fund(s) in which you wish to invest. If you do not specify the fund(s) in which you wish to invest, and your referenced account is invested in one fund, your check will be deposited into such fund.

•	Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear.

•	Transamerica Funds does not accept cash, money orders, traveler’s checks, credit card convenience checks, or starter checks without pre-printed information. Cashier’s checks and third-party checks may be accepted, subject to approval by Transamerica Funds. We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

•	If you are opening a new account, send your completed application along with your check.

By Automatic Investment Plan

•	With an Automatic Investment Plan (“AIP”), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Due to your bank’s requirements, please allow up to 30 days for your AIP to begin. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made. Call Customer Service for information on how to establish an AIP or visit our website to obtain an AIP request form.

By Telephone

•	You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before Automated Clearing House (“ACH”) purchases will be accepted. Call Customer Service or visit our website at www.transamerica.com for information on how to establish an electronic bank link. Due to your bank’s requirements, please allow up to 30 days to establish this option.

Through an Authorized Dealer

•	If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. Transamerica Funds must receive your payment within three business days after your order is accepted.

By Internet

•	You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before ACH purchases will be accepted. Call Customer Service or visit our website at www.transamerica.com for information on how to establish an electronic bank link.

By Payroll Deduction

•	You may have money transferred regularly from your payroll to your Transamerica Funds account. Call Customer Service to establish this option.

By Wire Transfer

•	You may request that your bank wire funds to your Transamerica Funds account (note that your bank may charge a fee for such service). You must have an existing account to make a payment by wire transfer. Ask your bank to send your payment to:

State Street Bank and Trust Company, Boston, MA, ABA#011000028

Credit: Transamerica Funds Acct #00418533

Ref: Shareholder name, Transamerica fund and account numbers.

•	Shares will be purchased at the next determined public offering price after receipt of your wire if you have supplied all other required information.

Other Information

If your check, draft or electronic transfer is returned unpaid by your bank, you will be charged a fee of $20 for each item that has been returned.

Transamerica Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, in its discretion for any reason at any time, and is not obligated to provide notice before rejecting or canceling an order, including, but not limited to, any purchase under the exchange privilege and any purchase request that does not include an investment representative or an approved broker-dealer.

Selling Shares. Shares may be sold (or “redeemed”) on any day the New York Stock Exchange is open for business. Proceeds from the redemption of shares will usually be sent to the redeeming shareholder within three business days after receipt in good order of a request for redemption. However, Transamerica Funds has the right to take up to seven days to pay redemption proceeds, and may postpone payment under certain circumstances, as authorized by law.

If you have recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has cleared (which may take up to 15 calendar days). This delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Please note that redemption requests greater than $50,000 per day must be submitted in writing. In addition, amounts greater than $50,000 cannot be sent via ACH (check or federal funds wire only). Additionally, requests totaling more than $100,000 must be in writing with an original signature guarantee for all shareholders.

The electronic bank link option must be established in advance for payments made electronically to your bank such as ACH or expedited wire redemptions. Call Customer Service to verify this feature is in place on your account or to obtain information on how to establish the electronic bank link.

Shares are redeemed at NAV.

To request your redemption and receive payment by:

Direct Deposit – ACH

•	You may request an “ACH redemption” in writing, by phone or by internet access to your account. Payment should usually be received by your bank account 2-4 banking days after your request is received in good order. Transamerica Funds does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible via the internet.

Direct Deposit – Wire

•	You may request an expedited wire redemption in writing or by phone. The electronic bank link must be established in advance. Otherwise, an original signature guarantee will be required. Wire redemptions have a minimum of $1,000 per wire. Payment should be received by your bank account the next banking day after your request is received in good order. Transamerica Funds charges $10 for this service. Your bank may charge a fee as well.

Check to Address of Record

•	Written Request – Send a letter requesting a withdrawal to Transamerica Funds. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Be sure to include all shareholders’ signatures and any additional documents, as well as an original signature guarantee(s) if required. If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.

•	Telephone or Internet Request – You may request your redemption by phone or internet. Certain IRAs and qualified retirement plans may not be eligible.

Check to Another Party/Address

•	This request must be in writing, regardless of amount, signed by all account owners with an original signature guarantee.

Systematic Withdrawal Plan (by Direct Deposit – ACH or Check)

•	You can establish a Systematic Withdrawal Plan (“SWP”) either at the time you open your account or at a later date. Call Customer Service for information on how to establish a SWP, or visit our website to obtain the appropriate form to complete.

Through an Authorized Dealer

•	You may redeem your shares through an authorized dealer (they may impose a service charge). Contact your Registered Representative or call Customer Service for assistance.

Your Request to Sell Your Shares and Receive Payment May Be Subject to:

•	The type of account you have and if there is more than one shareholder.

•	The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions totaling more than $100,000 require a written request with an original signature guarantee for all shareholders on the account.

•	A written request and original signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. For your protection, if an address change was made in the last 10 days, Transamerica Funds requires a redemption request in writing, signed by all account owners with an original signature guarantee.

•	When redeeming all shares from an account with an active AIP, your AIP will automatically be stopped. Please contact Customer Service if you wish to re-activate your AIP.

•	Each Fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

•	Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear.

•	Shares will normally be redeemed for cash, although each Fund retains the right to redeem its shares in kind. Please see the Destination Funds’ statement of additional information for more details.

•	If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be charged; for Saturday delivery, a $30 overnight fee will be charged.

Please see additional information relating to original signature guarantee later in this Proxy Statement/Prospectus.

Involuntary Redemptions

Each Destination Fund reserves the right, to the fullest extent permitted by law, to close your account if the account value falls below the fund’s minimum account balance, including solely due to declines in NAV, or you are deemed to engage in activities that are illegal (such as late trading) activity that is believed to be detrimental to the Fund (such as market timing), or other potential criminal or fraudulent activity.

Exchanging Shares. You may request an exchange in writing, by phone, or by accessing your account through the internet.

•	You can exchange shares in one fund for shares in the same class of another fund.

•	An exchange is treated as a redemption of a fund’s shares, followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund that you do not own, please read the prospectus for that fund carefully.

•	If you exchange all your shares to a new fund, any active systematic plan that you maintain with Transamerica Funds will also carry over to this new fund unless otherwise instructed.

•	Transamerica Funds reserves the right to modify or terminate the exchange privilege at any time upon 60 days’ written notice.

•	Transamerica Funds reserves the right to deny any exchange request involving transactions between classes of shares. Please review your individual circumstances with your financial professional.

•	The minimum exchange amount may be waived with respect to transactions in omnibus accounts maintained on behalf of certain 401(k) and other retirement plans.

•	For Class R and R4 shares, if authorized by your plan, you can request an exchange of your shares in one fund for corresponding shares of another fund. Please refer to your plan’s documents for additional information. An exchange is treated as a redemption of a fund’s shares followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund you do not own, please read the prospectus of that fund.

Converting Shares

Please contact your financial adviser or Customer Service for conversion instructions.

A conversion between share classes of the same fund is a nontaxable event.

If you convert from one class of shares to another, the transaction will be based on the respective NAVs of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAV. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.

Features and Policies

Customer Service

Occasionally, Transamerica Funds experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach Transamerica Funds by telephone, please consider visiting our website at www.transamerica.com.

You may also send instructions by mail, by fax, or by using our automated phone system at 1-888-233-4339.

Uncashed Checks Issued on Your Account

If any check Transamerica Funds issues is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the NAV next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks. In case we are unable to reinvest check proceeds in the original funds that you held, for example, if a fund has been liquidated or is closed to new investments, we reserve the right to reinvest the proceeds in Transamerica Money Market.

Minimum Dividend Check Amounts

To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

Minimum Account Balance

Due to the proportionately higher cost of maintaining customer fund accounts with balances below the stated minimums for each class of shares, Transamerica Funds reserves the right to close such accounts or assess an annual fee on such fund accounts to help offset the costs associated with maintaining the account. Transamerica Funds generally provides a 60-day notification to the address of record prior to assessing a minimum fund account fee, or closing any fund account. The following describes the fees assessed against fund accounts with balances below the stated minimum:

Account Balance (per fund account)	Fee Assessment (per fund account)
If your balance is below $1,000 per fund account, including solely due to declines in NAV	$25 annual fee assessed, until balance reaches $1,000

No fees will be charged on:

•	accounts opened within the preceding 12 months

•	accounts with an active monthly Automatic Investment Plan or payroll deduction ($50 minimum per fund account)

•	accounts owned by an individual that, when combined by Social Security Number, have a balance of $5,000 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more

•	accounts for which Transamerica Funds in its discretion has waived the minimum account balance requirements

•	UTMA/UGMA accounts (held at Transamerica Funds)

•	State Street Custodial Accounts (held at Transamerica Funds)

•	Coverdell ESA accounts (held at Transamerica Funds)

•	Omnibus and Network Level 3 accounts

•	While there is currently no minimum account size for maintaining a Class I share account, the funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

Telephone Transactions

Transamerica Funds and its transfer agent, Transamerica Fund Services, Inc. (“TFS”), are not liable for complying with telephone instructions that are deemed by them to be genuine. Transamerica Funds and TFS will employ reasonable procedures to help ensure telephone instructions are genuine. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. In situations where Transamerica Funds or TFS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. Transamerica Funds reserves the right to modify the telephone redemption privilege at any time.

Retirement and ESA State Street Account Maintenance Fees

Retirement plan and Coverdell ESA State Street accounts are subject to an annual custodial fee of $15 per fund account, with a maximum fee of $30 per Social Security Number. For example, an IRA in two fund accounts would normally be subject to a $30 annual custodial fee. The fee is waived if the total of the retirement plan and ESA account(s)’ value per Social Security Number is more than $50,000.

Professional Fees

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by Transamerica Funds. Your financial professional will answer any questions that you may have regarding such fees.

Signature Guarantee

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (“STAMP2000”). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange.

An original signature guarantee is typically required if any of the following is applicable:

•	You request a redemption or distribution transaction totaling more than $100,000 or, in the case of an IRA with a market value in excess of $100,000, you request a custodian to custodian transfer.

•	You would like a check made payable to anyone other than the shareholder(s) of record.

•	You would like a check mailed to an address which has been changed within 10 days of the redemption request.

•	You would like a check mailed to an address other than the address of record.

•	You would like your redemption proceeds wired to a bank account other than a bank account of record.

•	You are adding or removing a shareholder from an account.

•	You are changing ownership of an account.

•	When establishing an electronic bank link, if the Transamerica Funds’ account holder’s name does not appear on the check.

•	Transactions requiring supporting legal documentation.

The Funds reserve the right to require an original signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

An original signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.

•	The transaction amount exceeds the surety bond limit of the signature guarantee.

•	The guarantee stamp has been reported as stolen, missing or counterfeit.

Note: For certain maintenance and non-financial requests, Transamerica Funds requires a Signature Validation Program Stamp for your protection. When an institution provides a Signature Validation Program Stamp, it assures Transamerica Funds that the signature and instructions are yours and that you have the authority to provide the instruction(s) contained within the request. A notary’s seal cannot serve as an alternative to a Signature Validation Program Stamp.

Electronic Signatures

Transamerica may accept electronic signatures in certain circumstances. Please contact Customer Service (1-888-233-4339) to see if you are eligible for this feature.

Paperless Legal Program

Transamerica may accept requests to transfer or redeem accounts having an original signature guarantee without the necessity to include additional legal documentation. The shareholder should contact their signature guarantor regarding all documentation that may be required to obtain an original signature guarantee.

Employer Sponsored Accounts

If you participate in an employer sponsored retirement plan and wish to make an allocation change to your current fund selection, you or your financial professional must notify Transamerica Funds by phone or in writing. Please also remember to inform your employer of the change(s) to your fund allocation. Documentation for allocations submitted online or in writing from your employer will be used to allocate your contributions. This documentation will supersede all other prior instructions received from you or your financial professional. (Note: If you perform a partial or complete exchange to a new fund selection, your current fund allocation will remain unchanged for future contributions unless specified otherwise.)

E-Mail Communication

As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via e-mail. For your protection, we ask that all account specific requests be submitted only via telephone, mail or through the secure link on our website.

Reinvestment Privilege

Within a 90-day period after you sell your shares, you have the right to “reinvest” your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. To take advantage of the 90-day reinvestment privilege, a written request must accompany your investment check.

Statements and Reports

Transamerica Funds will send you a confirmation statement after every transaction that affects your account balance or registration, with the exception of systematic transactions or transactions necessary to assess account fees. Systematic transactions and fees will be shown on your next regularly scheduled quarterly statement. Information regarding these fee is disclosed in this Proxy Statement/Prospectus. Please review the confirmation statement carefully and promptly notify Transamerica Funds of any error. Information about the tax status of the prior year’s income dividends and capital gains distributions will be mailed to shareholders early each year.

Please retain your statements. If you require historical statements, Transamerica Funds may charge $10 per statement year up to a maximum of $50 per Social Security Number. Financial reports for the Funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

eDelivery

By enrolling in eDelivery, you are notified via e-mail when shareholder documents are available for viewing on our website such as account statements, financial transaction confirmations, prospectuses, tax forms, and annual and semi-annual reports. With eDelivery, you can save time by receiving e-mail notifications days before documents might be received through the postal service; reduce clutter by reducing the amount of paper for filing, shredding, or recycling; lower environmental impact by cutting paper waste and transportation requirements; and enjoy added security by accessing your information electronically through our secure website link.

Once your account is established, visit our website at www.transamerica.com. Click on Resources, and select Individual Investor. When you have logged into your account, select the “Electronic Delivery” option and follow the simple enrollment steps provided.

Right to Terminate or Suspend Account Privileges

The Destination Fund may, in their discretion, limit or terminate trading activity by any person, group or account that each Destination Fund believes would be disruptive, even if the activity has not exceeded the policy described in this Proxy Statement/Prospectus. As part of the fund’s policy to detect and deter frequent purchases, redemptions and exchanges, the fund may review and consider the history of frequent trading activity in all accounts in the Transamerica Funds known to be under common ownership or control. The fund may send a written warning to a shareholder that it believes may be engaging in disruptive or excessive trading activity; however, the fund reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the fund determines, in the exercise of its discretion, has engaged in such trading activity.

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

The Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in fund shares. If you intend to engage in such practices, we request that you do not purchase shares of any of the funds. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the fund reasonably believes to be in connection with market timing or excessive trading.

While the funds discourage market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through Omnibus Account arrangements.

The funds’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries’ ability to deter such activity may be limited by the capabilities of operational and information systems. Due to the risk that the funds and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.348

Orders to purchase, redeem or exchange shares forwarded by certain omnibus accounts with Transamerica Funds will not be considered to be market timing or excessive trading for purposes of Transamerica Funds’ policies. However, the market timing and excessive trading policies of these omnibus firms or plans may apply to transactions by the underlying shareholders.

Reallocations in underlying series of Transamerica Funds by an Asset Allocation Fund that invests in other series of Transamerica Funds in furtherance of a fund’s objective are not considered to be market timing or excessive trading.

Additional Information

This Proxy Statement/Prospectus and the SAI provide information concerning the funds that you should consider in determining whether to purchase shares of a fund. A fund may make changes to this information from time to time. Each fund’s investment objective may be changed by the Board without holder approval. Each fund’s investment strategies and policies may be changed from time to time without holder approval, unless specifically stated otherwise in this Proxy Statement/Prospectus or in the SAI.

A fund that has a policy of investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of securities implied by its name will provide its shareholders with at least 60 days’ prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

Neither this Proxy Statement/Prospectus nor the SAI is intended to give rise to any contract rights or other rights of any holder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

The funds enter into contractual arrangements with various parties, including the funds’ investment manager, who provide services to the funds. Holders are not parties to, or intended (or “third-party”) beneficiaries of those contractual arrangements.

To the extent authorized by law, the funds reserve the right to discontinue offering shares at any time, to merge or liquidate a class of shares or to cease operations entirely.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for customers, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the funds until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the transaction amount (in dollars, shares or percentage terms); the names, fund and account number(s) and allocations to and/or from the fund accounts affected by the requested transaction; the signatures of all owners (exactly as registered on the account) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents and signature guarantees. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect any purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time. “Received” or receipt in good order generally means that everything necessary must be received by the funds, at our mailing address specified in this Proxy Statement/Prospectus. We reserve the right to reject electronic transactions that do not meet our requirements.

Net Asset Value. The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.

The Board has approved procedures to be used to value the funds’ securities for purposes of determining the funds’ NAV. The valuation of the securities of the funds is determined in good faith by or under the direction of the Board. While the Board has primary responsibility to shareholders for valuation of portfolio securities, the Board has delegated certain valuation functions for the funds to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Fund securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the last bid price. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The Board reviews all fair value determinations typically at its regularly scheduled meetings. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.

Distribution Arrangements

Each Destination Fund has adopted a Rule 12b-1 Plan under the Investment Company Act of 1940 (the “Plan”) for each class of shares.

The Plan permits the use of fund assets to pay distribution and service fees for the sale and distribution of its shares. These fees are used to pay TCI, broker-dealers, financial intermediaries and other professionals who sell fund shares and provide ongoing services to shareholders and to pay other marketing and advertising expenses.

Under the Plan, each fund pays the following distribution and service fees (as a percentage of the fund’s average daily net assets):

•	Class R Shares – Up to 0.50%

•	Class R4 Shares – Up to 0.25%

•	Class I3 Shares – N/A

Because these fees are paid out of each fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Distribution and Service Arrangements. TCI, TAM and their affiliates may enter into arrangements with affiliated entities that provide administrative, recordkeeping and other services with respect to one or more of the funds. Payment for these services is made by TCI, TAM and their affiliates out of past profits and other available sources and may take the form of internal credit, recognition or cash payments. TCI, TAM and their affiliates may also enter into similar arrangements with unaffiliated entities.

TCI engages in wholesaling activities designed to support, maintain, and increase the number of financial intermediaries who sell shares of the funds. Wholesaling activities include, but are not limited to, recommending and promoting, directly or through intermediaries, the funds to financial intermediaries and providing sales training, retail broker support and other services. Payment for these activities is made by TCI, TAM and their affiliates out of past profits and other available sources, including revenue sharing payments from others.

TCI (in connection with, or in addition to, wholesaling services), TAM and fund sub-advisers, directly or through TCI, out of their past profits and other available sources, typically provide cash payments or non-cash compensation to unaffiliated brokers and other financial intermediaries who have sold shares of the funds, promote the distribution of the funds or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related distribution or shareholder servicing activities. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the funds, at least in part, based on the level of compensation paid. Revenue sharing arrangements are separately negotiated. Revenue sharing payments are not an additional charge to the funds.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the funds and/or fund shareholders, including (without limitation) shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the broker or other financial intermediaries. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of a fund on a sales list or mutual fund trading platform, including a preferred or select sales list or trading platform, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI, TAM and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

These cash payments may take a variety of forms, including (without limitation) reimbursement of ticket charges, additional compensation based on sales, on-going fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the fund or share class and the dollar amount of shares sold. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales for a particular period; (ii) as a percentage of gross or net assets under management; (iii) as a fixed or negotiated flat fee dollar amount; or (iv) based on a combination of any of these methods. These payments are made on a periodic basis, such as monthly or quarterly. During 2015, in general, payments calculated as a percentage of sales ranged from 5 basis points (0.05%) to 45 basis points (0.45%), payments calculated as a percentage of assets under management ranged from 2.5 basis points (0.025%) to 20 basis points (0.20%), and flat annual fees ranged from $25,000 to $75,000, which included at times payments for a series of meetings and/or events of other broker-dealers and banks.

As of December 31, 2015, TCI had revenue sharing agreements with more than 32 brokers and other financial intermediaries including, without limitation: Ameriprise Financial Services, Inc.; AXA Advisors, LLC; Bank of America – Merrill Lynch; Centaurus Financial, Inc.; Cetera Financial Group; Charles Schwab & Co Inc.;

Morgan StanleyWealth Management; Fifth Third Securities, Inc.; Hantz Financial Services, Inc.; J.P. Morgan Securities LLC; LPL Financial; National Financial Services LLC; PNC Investments LLC; Pershing LLC; Raymond James and Associates; Raymond James Financial Services; Suntrust Investments Services, Inc.; Transamerica Financial Advisors; UBS Financial Services, Inc.; US Bancorp Investments, Inc.; andWells Fargo Advisors, LLC. For the calendar year ended December 31, 2015, TCI paid approximately $11 million to various brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2016, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.

For the same period, TCI received revenue sharing payments totaling approximately $1.12 million from various financial services firms for their participation in functions, events and meetings sponsored by TCI, including, without limitation, the following firms: American Century; American Funds Insurance Series; AQR Capital Management LLC; Aegon USA Investment Management, LLC; Barrow, Hanley, Mewhinney & Strauss, LLC; Belle Haven Investments L.P.; BlackRock Investment Management, LLC; Fidelity; Franklin Templeton; Janus Capital Management LLC; Jennison Associates LLC; JP Morgan Asset Management; Kayne Anderson Capital Advisors L.P.; Legg Mason Global Asset Allocation, LLC; Logan Circle Partners LP; MainStay Investments; MFS Investment Management; Milliman Financial Risk Management LLC; Morgan Stanley Investment Management; Morningstar Associates, LLC; OppenheimerFunds, Inc.; Pacific Investment Management Company LLC; PineBridge Investments LLC; Pioneer Investments; RidgeWorth; Rockefeller & CO, Inc.; RS Investments; Schroder Investment Management; Systematic Financial Management L.P.; Torray LLC; Thompson, Siegel &Walmsley LLC; Vanguard;Waddell and Reed Companies; andWellington Management Company LLP.

As of December 31, 2015, TAM made revenue sharing payments to approximately three financial intermediaries, the most sizeable of which were to Universal Life Insurance Company. For the same period, TAM did not receive any revenue sharing payments from financial services firms.

TAM also serves as investment manager to certain funds of funds that are underlying investment options for Transamerica insurance products. TCI and its affiliates make revenue sharing payments to, or receive revenue sharing payments from, affiliates of certain underlying unaffiliated funds within Transamerica insurance products for the provision of services to investors and distribution activities. These amounts are in addition to any revenue sharing programs described above with respect to mutual fund distributors. A financial intermediary may receive both mutual fund-related and insurance-related revenue sharing payments.

From time to time, TCI, its affiliates and/or TAM and/or fund sub-advisers may also, to the extent permitted by applicable law, pay non-cash compensation or revenue sharing to brokers and other financial intermediaries and their sales representatives in the form of, for example: (i) occasional gifts or prizes; (ii) occasional meals, tickets or other entertainment; and/or (iii) ad hoc sponsorship support of broker marketing events, programs, sales contests, promotions or other activities. Such non-cash compensation may also include, in part, assistance with the costs and expenses associated with travel, lodging, and educational sales and promotional meetings, seminars, programs and conferences, entertainment and meals to the extent permitted by law. TCI and TAM may also make payments in connection with the sponsorship by Transamerica or its affiliates of special events which may be attended by brokers and other financial intermediaries. Such non-cash compensation is in addition to the overall revenue sharing arrangements described above.

The non-cash compensation to sales representatives and compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the funds, and/or revenue sharing arrangements for selling shares of the funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. Intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in this prospectus and the SAI. A shareholder should ask his/her broker or financial intermediary how he/she will be compensated for investments made in the funds. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit TAM, TCI and their affiliates and fund sub-advisers to the extent the payments result in more assets being invested in the funds on which fees are being charged.

Although a fund may use financial firms that sell fund shares to effect transactions for the fund’s portfolio, the fund and its investment manager or sub-adviser will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.

Dividends and Distributions

Taxes on Distributions in General. Each Destination Fund intends to distribute all or substantially all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends will be reinvested in additional shares unless you elect to take your dividends in cash. Each Destination Fund generally pays any distributions of net capital gains annually.

Each Destination Fund generally pays any dividends from net investment income annually, except for: (i) Transamerica Government Money Market which declares dividends daily and pays dividends from investment income monthly; (ii) Transamerica High Yield Bond which declares dividends daily and pays any dividends from net investment income monthly; and (iii) Transamerica Intermediate Bond which pays any dividends from net investment income monthly.

If necessary, each Destination Fund may make distributions at other times as well.

A fund will not generally have to pay income tax on amounts it distributes to shareholders. Shareholders will generally be taxed on distributions (other than any distributions treated as a return of capital), whether such distributions are paid in cash or reinvested in additional shares.

The following are guidelines for how certain distributions by a fund are generally taxed to non-corporate shareholders under current federal income tax law:

•	Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed as long-term capital gains, generally at rates of up to 20%, regardless of how long the shareholders have held their shares.

•	Distributions reported as paid from a fund’s “qualified dividend income” may be taxable to shareholders as qualified dividend income at rates of up to 20%. Qualified dividend income generally is income derived from certain dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a fund receives in respect of stock of certain foreign corporations will be qualified dividend income if that stock is readily tradable on an established U.S. securities market. A shareholder (and the fund in which the shareholder invests) will have to satisfy certain holding period requirements in order for the shareholder to obtain the benefit of the tax rates applicable to qualified dividend income.

•	Distributions in excess of a fund’s earnings and profits will, as to each shareholder, be treated as a return of capital to the extent of the shareholder’s basis in his or her fund shares, and as a capital gain thereafter (assuming the shareholder holds the shares as capital assets). A distribution treated as a return of capital will not be taxable currently but will reduce the shareholder’s tax basis in his or her shares, which will generally increase the gain (or decrease the loss) that will be recognized on a subsequent sale or exchange of the shares.

•	Other distributions generally will be taxed at ordinary income tax rates.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates or trusts. For these purposes, dividends, interest, and certain capital gains are generally taken into account in computing a shareholder’s net investment income, but exempt-interest dividends are not taken into account.

If a fund declares a dividend in October, November, or December, payable to shareholders of record in such a month, and pays it in the following January, shareholders will be taxed on the dividend as if they received it in the year in which it was declared.

Each fund in which you invest will send you a tax report annually summarizing the amount and tax aspects of your distributions. If you buy shares of a fund shortly before it makes a taxable distribution (other than regular monthly distributions paid by Transamerica Government Money Market and Transamerica High Yield Bond), the distribution will be generally taxable to you even though it may effectively represent a return of a portion of your investment. This is known as “buying a dividend.”

Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made from the account, at which time such distribution is generally taxed as ordinary income, even if the distribution is wholly or partly attributable to exempt-interest dividends received by the tax-deferred account. These accounts are subject to complex tax rules, and tax-deferred account investors should therefore consult their tax advisers regarding their investments in a tax-deferred account.

Funds that invest in other funds (“asset allocation funds”) may recognize income on distributions from underlying funds in which they invest and may also recognize gains and losses if they redeem or sell shares in underlying funds. Distributions of net capital gains or qualified dividend income of either the asset allocation funds or underlying funds will generally be taxed at long-term capital gain rates of up to 20% when distributed to noncorporate shareholders of the asset allocation funds. Other distributions, including short-term capital gains, generally will be taxed as ordinary income. The structure of such asset allocation funds and the reallocation of investments among underlying funds could affect the amount, timing and character of distributions.

Taxes on the Sale or Exchange of Shares. If you sell shares of a fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will generally be a long-term capital gain or loss if you held the shares for more than one year; otherwise it will generally be a short-term capital gain or loss.

Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain that were received with respect to the shares. In certain cases, a loss realized upon a disposition of shares in a fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to those shares.

Any gain or loss on the sale or exchange of shares is computed by subtracting your tax basis in the shares from the redemption proceeds in the case of a sale or the value of the shares received in the case of an exchange. Because your tax basis depends on the original purchase price, on the price at which any dividends may have been reinvested, and on the amount of any distributions treated as returns of capital for federal income tax purposes, you should be sure to keep account statements so that you or your tax return preparer will be able to determine whether a sale will result in a taxable gain or loss.

Money market funds typically maintain a stable net asset value of $1.00 per share. Assuming Transamerica Money Market maintains a stable net asset value, you will typically not recognize gain or loss upon the sale, redemption, or exchange of shares of this fund.

Withholding Taxes. A fund in which you invest may be required to apply backup withholding of U.S. federal income tax on all distributions payable to you (including exempt-interest dividends) if you fail to provide the funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.

The backup withholding rate is 28%. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax applicable to shareholders that are not U.S. persons.

Non-Resident Alien Withholding. Dividends and certain other payments (but not distributions of net capital gains, “short-term capital gains dividends” and “interest-related dividends” (described below)), to persons who are not citizens or residents of the United States or U.S. entities (“Non-U.S. Persons”) are generally subject to U.S. tax withholding at the rate of 30%. Each fund intends to withhold U.S. federal income tax at the rate of 30% on taxable distributions and other payments to Non-U.S. Persons that are subject to withholding, regardless of whether a lower rate may be permitted under an applicable treaty.

Dividends reported by a fund as (i) interest-related dividends, to the extent such dividends are derived from the fund’s “qualified net interest income,” or (ii) short-term capital gain dividends, to the extent such dividends are derived from the fund’s “qualified short-term gain,” are generally exempt from this 30% withholding tax. “Qualified net interest income” is a fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of a fund’s net short-term capital gain for the taxable year over its net long-term capital loss, if any.

If you are a non-U.S. person, you must provide a U.S. mailing address to establish an account unless your broker-dealer firm submits your account through the National Securities Clearing Corporation. Your broker-dealer will be required to submit a foreign certification form. Investors changing a mailing address to a non-U.S. address will be required to have a foreign certification form completed by their broker-dealer and returned to us before future purchases can be accepted. Additionally, those shareholders will need to provide an appropriate tax form (e.g., Form W-8BEN) and documentary evidence and letter of explanation.

Unless certain non-U.S. entities that hold fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to fund distributions payable to such entities after June 30, 2014 (or, in certain cases, after later dates) and redemptions and certain capital gain dividends payable to such entities after December 31, 2018. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Other Tax Information. This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from, and investments made in shares of, a Destination Fund. More information is provided in the Destination Funds’ prospectus and statement of additional information. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the funds.

Temporary Defensive Strategies

For temporary defensive purposes, a Destination Fund may, at times, choose to hold some or all of its assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a Destination Fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a Destination Fund assumes a temporary defensive position it may not be able to achieve its investment goal(s).

FINANCIAL HIGHLIGHTS

The following tables show the financial performance of the applicable class of shares of each Fund for the past five fiscal years and, if applicable, for any recent semi-annual period (or periods during which a Fund has been in operation, if less than five years). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). No financial highlights are provided for Class R, Class R4 or Class I3 shares of the Destination Funds because Class R, Class R4 and Class I3 shares are newly offered. The information presented with respect to each Target Fund through the period ended December 31, 2015 has been derived from financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Target Fund’s financial statements, is included in the Target Funds’ annual report to shareholders for the fiscal year ended December 31, 2015. The information presented with respect to each Destination Fund through the period ended October 31, 2015 has been derived from financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Destination Fund’s financial statements, is included in the Destination

Funds’ annual report to shareholders for the fiscal year ended October 31, 2015. Each of the Target Trust’s and Destination Trust’s annual report is incorporated into this Proxy Statement/Prospectus by reference. Copies of each Trust’s annual report may be obtained without charge by calling 1-888-233-4339.

The financial highlights for each Target Fund for six months ended June 30, 2016 and for each Destination Fund for the six months ended April 30, 2016 are unaudited.

Core Bond Funds

For a share outstanding during the period and years indicated:	Transamerica Partners Core Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.80		$13.12	$12.85	$13.57	$13.15	$12.85
Investment operations:(A)
Net investment income (loss)(B)	0.13		0.22	0.26	0.27	0.33	0.38
Net realized and unrealized gain (loss)	0.50		(0.24)	0.47	(0.48)	0.66	0.32

Total investment operations	0.63		(0.02)	0.73	(0.21)	0.99	0.70

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.24)	(0.31)	(0.45)	(0.37)	(0.40)
Net realized gains	—		(0.06)	(0.15)	(0.06)	(0.20)	—

Total dividends and/or distributions to shareholders	(0.13)		(0.30)	(0.46)	(0.51)	(0.57)	(0.40)

Net asset value, end of period/year	$13.30		$12.80	$13.12	$12.85	$13.57	$13.15

Total return(C)	4.93	%(D)	(0.16)%	5.71%	(1.54)%	7.64%	5.55%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$381,773		$382,370	$366,758	$316,099	$357,948	$386,270
Expenses to average net assets(A)	0.96	%(E)	0.96%	0.97%	0.98%	0.99%	0.98%
Net investment income (loss) to average net assets(A)	1.97	%(E)	1.69%	1.99%	2.06%	2.44%	2.96%
Portfolio turnover rate of Series Portfolio	19	%(D)	46%	184%	200%	297%	406%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional Core Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.59		$10.88	$10.66	$11.21		$11.08	$10.77
Investment operations:(A)
Net investment income (loss)(B)	0.12		0.22	0.25	0.26		0.31	0.36
Net realized and unrealized gain (loss)	0.42		(0.19)	0.39	(0.40)		0.55	0.27

Total investment operations	0.54		0.03	0.64	(0.14)		0.86	0.63

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.24)	(0.29)	(0.38)		(0.37)	(0.30)
Net realized gains	—		(0.08)	(0.13)	(0.03)		(0.36)	(0.02)
Return of capital	—		—	—	(0.00	)(C)	—	—

Total dividends and/or distributions to shareholders	(0.12)		(0.32)	(0.42)	(0.41)		(0.73)	(0.32)

Net asset value, end of period/year	$11.01		$10.59	$10.88	$10.66		$11.21	$11.08

Total return(D)	5.13	%(E)	0.21%	5.99%	(1.22)%		7.97%	5.94%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$373,802		$373,605	$410,662	$400,409		$445,634	$481,012
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	0.70	%(F)	0.71%	0.72%	0.72%		0.73%	0.72%
Including waiver and/or reimbursement	0.65	%(F)	0.65%	0.65%	0.65%		0.65%	0.65%
Net investment income (loss) to average net assets(A)	2.28	%(F)	1.99%	2.32%	2.39%		2.78%	3.28%
Portfolio turnover rate of Series Portfolio	19	%(E)	46%	184%	200%		297%	406%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(E)	Not annualized.
(F)	Annualized.

	Transamerica Partners Core Bond Portfolio
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return(A)	5.08	%(B)	0.46%	6.32%	(0.96)%	8.28%	6.20%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,255,792		$1,282,948	$1,354,476	$1,336,211	$1,470,033	$1,588,591
Expenses to average net assets	0.37	%(C)	0.37%	0.38%	0.39%	0.39%	0.39%
Net investment income (loss) to average net assets	2.55	%(C)	2.27%	2.58%	2.64%	3.03%	3.54%
Portfolio turnover rate	19	%(B)	46%	184%	200%	297%	406%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Intermediate Bond
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$10.08		$10.12	$10.00

Investment operations:
Net investment income (loss)(B)	0.10		0.19	0.12
Net realized and unrealized gain (loss)	0.16		(0.02)	0.13

Total investment operations	0.26		0.17	0.25

Distributions:
Net investment income	(0.10)		(0.20)	(0.13)
Net realized gains	(0.01)		(0.01)	—

Total distributions	(0.11)		(0.21)	(0.13)

Net asset value, end of period/year	$10.23		$10.08	$10.12

Total return	2.65	%(C)	1.67%	2.48	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,261,592		$809,902	$304,392
Expenses to average net assets	0.41	%(D)	0.42%	0.44	%(D)
Net investment income (loss) to average net assets	2.02	%(D)	1.92%	1.81	%(D)
Portfolio turnover rate	25	%(C)	50%	83	%(C)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

Government Money Market Funds

For a share outstanding during the period and years indicated:	Transamerica Partners Government Money Market(A)
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:(B)
Net investment income (loss)(C)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	—		(0.00	)(D)
Net realized and unrealized gain (loss)	0.00	(D)	0.00	(D)	0.00	(D)	0.00	(D)	—		0.00	(D)

Total investment operations	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	0.00	(D)	—		0.00	(D)

Dividends and/or distributions to shareholders:
Net investment income	—		—		—		(0.00	)(D)	—		—

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return(E)	0.00	%(F)(G)	0.00	%(G)	0.00	%(G)	0.00	%(G)	0.00	%(G)	0.00	%(G)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$557,014		$550,411		$498,613		$474,926		$399,195		$368,104
Expenses to average net assets(B)
Excluding waiver and/or reimbursement and recapture	0.86	%(H)	0.87%		0.87%		0.87%		0.88%		0.87%
Including waiver and/or reimbursement and recapture(I)	0.47	%(H)	0.29%		0.23%		0.22%		0.18%		0.24%
Net investment income (loss) to average net assets(B)	(0.01	)%(H)	(0.00	)%(G)	(0.00	)%(G)	(0.00	)%(G)	—%		(0.00	)%(G)

(A)	Effective May 2, 2016, the Fund underwent a 10.61-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(B)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(F)	Not annualized.
(G)	Rounds to less than 0.01% or (0.01)%.
(H)	Annualized.
(I)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Affiliates and Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional Government Money Market(A)
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:(B)
Net investment income (loss)(C)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	—		(0.00	)(D)
Net realized and unrealized gain (loss)	0.00	(D)	0.00	(D)	0.00	(D)	0.00	(D)	—		0.00	(D)

Total investment operations	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	—		0.00	(D)

Dividends and/or distributions to shareholders:
Net investment income	—		—		—		(0.00	)(D)	—		—

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return(E)	0.00	%(F)(G)	0.00	%(F)	0.00	%(F)	0.00	%(F)	0.00	%(F)	0.00	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$223,777		$225,994		$252,828		$316,371		$348,183		$385,219
Expenses to average net assets(B)
Excluding waiver and/or reimbursement and recapture	0.63	%(H)	0.62%		0.63%		0.62%		0.63%		0.61%
Including waiver and/or reimbursement and recapture(I)	0.47	%(H)	0.29%		0.23%		0.22%		0.18%		0.24%
Net investment income (loss) to average net assets(B)	(0.01	)%(H)	(0.00	)%(F)	(0.00	)%(F)	(0.00	)%(F)	—%		(0.00	)%(F)

(A)	Effective May 2, 2016, the Fund underwent a 10.06-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(B)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Not annualized.
(H)	Annualized.
(I)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Affiliates and Affiliated Transactions section of the Notes to Financial Statements for more information.

	Transamerica Partners Government Money Market Portfolio
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return(A)	0.10	%(B)	0.01%	(0.05)%	(0.07)%	(0.11)%	(0.04)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$894,826		$873,057	$862,368	$986,862	$948,358	$995,629
Expenses to average net assets	0.28	%(C)	0.28%	0.28%	0.29%	0.28%	0.28%
Net investment income (loss) to average net assets	0.19	%(C)	0.01%	(0.05)%	(0.07)%	(0.11)%	(0.04)%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market Class A
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss)(A)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Distributions:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return(C)	0.00	%(D)(E)	0.01%		0.01%		0.01%		0.01%		0.00	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$156,296		$105,532		$100,310		$90,423		$95,801		$112,490
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(F)	1.07%		1.09%		1.09%		1.17%		1.26%
Including waiver and/or reimbursement and recapture (G)	0.46	%(F)	0.27%		0.22%		0.24%		0.27%		0.20%
Net investment income (loss) to average net assets	0.01	%(F)	0.00	%(E)	0.01%		0.00	%(E)	0.00	%(E)	0.00	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the Notes to the Financial Statements for details.

High Yield Bond Funds

For a share outstanding during the period and years indicated:	Transamerica Partners High Yield Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$7.92		$8.76	$9.00	$8.93	$8.35	$8.63

Investment operations:(A)
Net investment income (loss)(B)	0.23		0.45	0.48	0.53	0.59	0.65
Net realized and unrealized gain (loss)	0.32		(0.84)	(0.24)	0.07	0.59	(0.28)

Total investment operations	0.55		(0.39)	0.24	0.60	1.18	0.37

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.45)	(0.48)	(0.53)	(0.60)	(0.65)

Net asset value, end of period/year	$8.23		$7.92	$8.76	$9.00	$8.93	$8.35

Total return(C)	7.00	%(D)	(4.67)%	2.68%	6.91%	14.55%	4.40%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$116,991		$117,296	$127,483	$121,202	$115,923	$106,726
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.18	%(E)	1.18%	1.19%	1.19%	1.22%	1.20%
Including waiver and/or reimbursement	1.10	%(E)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets(A)	5.79	%(E)	5.21%	5.35%	5.86%	6.75%	7.55%
Portfolio turnover rate of Series Portfolio	19	%(D)	44%	97%	51%	102%	81%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional High Yield Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$7.91		$8.74	$9.09	$9.02	$8.43	$8.70

Investment operations:(A)
Net investment income (loss)(B)	0.24		0.47	0.51	0.56	0.62	0.68
Net realized and unrealized gain (loss)	0.31		(0.83)	(0.25)	0.07	0.60	(0.29)

Total investment operations	0.55		(0.36)	0.26	0.63	1.22	0.39

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.47)	(0.51)	(0.56)	(0.63)	(0.66)
Net realized gains	—		—	(0.10)	—	—	—

Total dividends and/or distributions to shareholders	(0.24)		(0.47)	(0.61)	(0.56)	(0.63)	(0.66)

Net asset value, end of period/year	$8.22		$7.91	$8.74	$9.09	$9.02	$8.43

Total return(C)	7.04	%(D)	(4.35)%	2.88%	7.20%	14.86%	4.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$333,597		$305,040	$340,122	$317,237	$298,141	$256,281
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	0.91	%(E)	0.91%	0.92%	0.92%	0.94%	0.92%
Including waiver and/or reimbursement	0.85	%(E)	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss) to average net assets(A)	6.04	%(E)	5.45%	5.60%	6.11%	6.97%	7.77%
Portfolio turnover rate of Series Portfolio	19	%(D)	44%	97%	51%	102%	81%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

	Transamerica Partners High Yield Bond Portfolio
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Total return(A)	8.11	%(B)	(4.13)%	3.16%		7.48%		15.14%		4.93%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$792,531		$748,987	$876,775		$856,906		$819,993		$729,276
Expenses to average net assets	0.57	%(C)	0.58%	0.58	%(D)	0.59	%(D)	0.59	%(D)	0.59	%(D)
Net investment income (loss) to average net assets	6.31	%(C)	5.72%	5.87	%(E)	6.37	%(E)	7.23	%(E)	8.04	%(E)
Portfolio turnover rate	19	%(B)	44%	97	%(F)	51	%(F)	102	%(F)	81	%(F)

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(F)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$8.97		$9.68	$9.75	$9.59	$8.95	$9.16

Investment operations:
Net investment income (loss)(A)	0.25		0.48	0.50	0.54	0.59	0.61
Net realized and unrealized gain (loss)	(0.25)		(0.58)	0.05	0.17	0.67	(0.21)

Total investment operations	—		(0.10)	0.55	0.71	1.26	0.40

Distributions:
Net investment income	(0.26)		(0.49)	(0.49)	(0.55)	(0.62)	(0.61)
Net realized gains	—		(0.12)	(0.13)	—	—	—

Total distributions	(0.26)		(0.61)	(0.62)	(0.55)	(0.62)	(0.61)

Net asset value, end of period/year	$8.71		$8.97	$9.68	$9.75	$9.59	$8.95

Total return(B)	0.10	%(C)	(1.11)%	5.85%	7.58%	14.57%	4.41%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$129,299		$127,509	$135,250	$404,077	$256,099	$228,920
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(D)	1.00%	0.97%	1.04%	1.06%	1.17%
Including waiver and/or reimbursement and recapture	1.04	%(D)	1.00%	0.97%	1.04%	1.06%	1.17%
Net investment income (loss) to average net assets	5.93	%(D)	5.14%	5.10%	5.49%	6.44%	6.65%
Portfolio turnover rate	31	%(C)	61%	48%	64%	78%	93%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of a sales load on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

International Equity Funds

For a share outstanding during the period and years indicated:	Transamerica Partners International Equity
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.12		$10.62	$11.82	$10.53	$9.21	$10.77

Investment operations:(A)
Net investment income (loss)(B)	0.13		0.19	0.25	0.08	0.11	0.12
Net realized and unrealized gain (loss)	(0.52)		(0.50)	(1.20)	1.31	1.41	(1.62)

Total investment operations	(0.39)		(0.31)	(0.95)	1.39	1.52	(1.50)

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.18)	(0.25)	(0.10)	(0.20)	(0.06)
Return of capital	—		(0.01)	—	—	—	—

Total dividends and/or distributions to shareholders	(0.13)		(0.19)	(0.25)	(0.10)	(0.20)	(0.06)

Net asset value, end of period/year	$9.60		$10.12	$10.62	$11.82	$10.53	$9.21

Total return(C)	(3.88	)%(D)	(3.08)%	(8.22)%	13.27%	16.65%	(14.01)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$138,136		$151,236	$162,235	$157,125	$142,538	$171,170
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.44	%(E)	1.42%	1.43%	1.45%	1.43%	1.41%
Including waiver and/or reimbursement	1.40	%(E)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss) to average net assets(A)	2.75	%(E)	1.71%	2.12%	0.73%	1.12%	1.12%
Portfolio turnover rate of Series Portfolio	13	%(D)	23%	28%	116%	23%	24%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional International Equity
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$6.44		$6.77	$7.55	$6.73	$5.88	$6.88

Investment operations:(A)
Net investment income (loss)(B)	0.09		0.14	0.19	0.08	0.09	0.09
Net realized and unrealized gain (loss)	(0.33)		(0.32)	(0.77)	0.82	0.90	(1.03)

Total investment operations	(0.24)		(0.18)	(0.58)	0.90	0.99	(0.94)

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.14)	(0.20)	(0.08)	(0.14)	(0.06)

Return of capital	—		(0.01)	—	—	—	—

Total dividends and/or distributions to shareholders	(0.09)		(0.15)	(0.20)	(0.08)	(0.14)	(0.06)

Net asset value, end of period/year	$6.11		$6.44	$6.77	$7.55	$6.73	$5.88

Total return(C)	(3.75	)%(D)	(2.87)%	(7.97)%	13.50%	17.03%	(13.78)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$40,343		$43,157	$53,241	$80,876	$103,904	$137,269
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.26	%(E)	1.21%	1.21%	1.20%	1.18%	1.15%
Including waiver and/or reimbursement	1.15	%(E)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss) to average net assets(A)	3.02	%(E)	2.02%	2.58%	1.10%	1.39%	1.36%
Portfolio turnover rate of Series Portfolio	13	%(D)	23%	28%	116%	23%	24%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

	Transamerica Partners International Equity Portfolio
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return(A)	(3.66	)%(B)	(2.47)%	(7.74)%	13.92%	17.35%	(13.51)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$360,054		$404,276	$499,180	$612,105	$614,432	$680,170
Expenses to average net assets	0.83	%(C)	0.82%	0.83%	0.85%	0.82%	0.82%
Net investment income (loss) to average net assets	3.31	%(C)	2.32%	2.80%	1.31%	1.65%	1.70%
Portfolio turnover rate	13	%(B)	23%	28%	116%	23%	24%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011(A)
Net asset value, beginning of period/year	$17.60		$17.80		$18.60	$14.65	$13.50	$13.97

Investment operations:
Net investment income (loss)(B)	0.14		0.39		0.48	0.40	0.33	0.40
Net realized and unrealized gain (loss)	(0.79)		(0.00	)(C)	(0.52)	3.81	1.17	(0.68)

Total investment operations	(0.65)		0.39		(0.04)	4.21	1.50	(0.28)

Distributions:
Net investment income	(0.35)		(0.31)		(0.37)	(0.26)	(0.35)	(0.19)
Net realized gains	(0.09)		(0.28)		(0.39)	—	—	—

Total distributions	(0.44)		(0.59)		(0.76)	(0.26)	(0.35)	(0.19)

Net asset value, end of period/year	$16.51		$17.60		$17.80	$18.60	$14.65	$13.50

Total return	(3.74	)%(D)	2.29%		(0.20)%	29.14%	11.58%	(2.05)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,379,427		$1,043,345		$567,267	$168,782	$90,012	$78,738
Expenses to average net assets	0.90	%(E)	0.93%		0.95%	1.02%	1.05%	1.16%
Net investment income (loss) to average net assets	1.79	%(E)	2.20%		2.63%	2.40%	2.39%	2.79%
Portfolio turnover rate	9	%(D)	21%		19%	34%	33%	16%

(A)	Prior to March 1, 2011, information provided in previous periods reflects TS&W International Equity Portfolio, which is the accounting survivor pursuant to a Plan of Reorganization. Prior to November 1, 2010, the financial highlights were audited by another independent registered public accounting firm.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

Mid Growth Funds

For a share outstanding during the period and years indicated:	Transamerica Partners Mid Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$8.94		$10.04	$10.25	$10.47	$9.90	$10.70

Investment operations:(A)
Net investment income (loss)(B)	(0.02)		(0.08)	0.01	(0.07)	(0.05)	(0.10)
Net realized and unrealized gain (loss)	(0.05)		(0.13)	0.72	2.99	1.36	(0.70)

Total investment operations	(0.07)		(0.21)	0.73	2.92	1.31	(0.80)

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.01)	—	—	—
Net realized gains	—		(0.89)	(0.93)	(3.14)	(0.74)	—

Total dividends and/or distributions to shareholders	—		(0.89)	(0.94)	(3.14)	(0.74)	—

Net asset value, end of period/year	$8.87		$8.94	$10.04	$10.25	$10.47	$9.90

Total return(C)	(0.78	)%(D)	(1.95)%	7.41%	29.54%	13.29%	(7.48)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$48,616		$53,966	$59,584	$57,872	$52,310	$68,655
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.45	%(E)	1.39%	1.41%	1.41%	1.41%	1.38%
Including waiver and/or reimbursement(F)	1.35	%(E)	1.35%	1.35%	1.35%	1.35%	1.35%
Net investment income (loss) to average net assets(A)	(0.58	)%(E)	(0.72)%	0.06%	(0.60)%	(0.51)%	(0.93)%
Portfolio turnover rate of Series Portfolio	27	%(D)	70%	60%	234%	178%	135%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional Mid Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.54		$13.01	$14.09	$13.69	$12.04	$12.95

Investment operations:(A)
Net investment income (loss)(B)	(0.01)		(0.04)	0.05	(0.03)	(0.01)	(0.07)
Net realized and unrealized gain (loss)	(0.05)		(0.20)	0.98	3.99	1.66	(0.84)

Total investment operations	(0.06)		(0.24)	1.03	3.96	1.65	(0.91)

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.06)	—	—	—
Net realized gains	—		(2.23)	(1.97)	(3.56)	—	—
Return of capital	—		—	(0.08)	—	—	—

Total dividends and/or distributions to shareholders	—		(2.23)	(2.11)	(3.56)	—	—

Net asset value, end of period/year	$10.48		$10.54	$13.01	$14.09	$13.69	$12.04

Total return(C)	(0.57	)%(D)	(1.60)%	7.83%	30.10%	13.70%	(7.03)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,773		$17,075	$22,686	$33,879	$37,985	$42,808
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.40	%(E)	1.22%	1.24%	1.18%	1.19%	1.15%
Including waiver and/or reimbursement(F)	0.95	%(E)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss) to average net assets(A)	(0.18	)%(E)	(0.31)%	0.34%	(0.21)%	(0.09)%	(0.53)%
Portfolio turnover rate of Series Portfolio	27	%(D)	70%	60%	234%	178%	135%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

	Transamerica Partners Mid Growth Portfolio
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011
Total return(A)	(0.47	)%(B)	(1.37)%	8.04%	30.35%		13.93%	(6.90)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$97,513		$107,745	$126,129	$150,143		$164,933	$206,602
Expenses to average net assets
Excluding waiver and/or reimbursement	0.77	%(C)	0.76%	0.76%	0.77%		0.76%	0.75%
Including waiver and/or reimbursement	0.75	%(C)	0.75%	0.75%	0.75%		0.75%	0.75%
Net investment income (loss) to average net assets	0.02	%(C)	(0.12)%	0.60%	(0.00	)%(D)	0.10%	(0.33)%
Portfolio turnover rate	27	%(B)	70%	60%	234%		178%	135%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Growth
	Class A
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014(A)
Net asset value, beginning of period/year	$11.36		$10.96		$10.00

Investment operations:
Net investment income (loss)(B)	(0.02)		(0.03)		(0.06)
Net realized and unrealized gain (loss)	(0.42)		0.48	(C)	1.02

Total investment operations	(0.44)		0.45		0.96

Distributions:
Net investment income	—		(0.03)		—
Net realized gains	—		(0.01)		—
Return of capital	—		(0.01)		—

Total distributions	—		(0.05)		—

Net asset value, end of period/year	$10.92		$11.36		$10.96

Total return (D)	(3.87	)%(E)	4.23%		9.60%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,840		$2,734		$492
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.19	%(F)	1.22%		1.33%
Including waiver and/or reimbursement and recapture	1.19	%(F)	1.22	%(G)	1.31%
Net investment income (loss) to average net assets	(0.46	)%(F)	(0.28)%		(0.55)%
Portfolio turnover rate	41	%(E)	70%		67%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

Mid Value Funds

For a share outstanding during the period and years indicated:	Transamerica Partners Mid Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$20.04		$21.23	$19.04	$14.46		$12.26		$12.67

Investment operations:(A)
Net investment income (loss)(B)	0.09		0.15	0.15	0.06		0.11		0.07
Net realized and unrealized gain (loss)	1.35		(0.37)	2.20	4.60		2.20		(0.42)

Total investment operations	1.44		(0.22)	2.35	4.66		2.31		(0.35)

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.18)	(0.16)	(0.08)		(0.11)		(0.06)
Net realized gains	—		(0.79)	—	—		—		—

Total dividends and/or distributions to shareholders	(0.12)		(0.97)	(0.16)	(0.08)		(0.11)		(0.06)

Net asset value, end of period/year	$21.36		$20.04	$21.23	$19.04		$14.46		$12.26

Total return(C)	7.18	%(D)	(1.00)%	12.37%	32.30%		18.88%		(2.68)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$128,975		$134,609	$161,070	$156,087		$127,161		$147,575
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.30	%(E)	1.29%	1.30%	1.30%		1.32%		1.29%
Including waiver and/or reimbursement	1.25	%(E)	1.25%	1.25%	1.25	%(F)	1.25	%(F)	1.25%
Net investment income (loss) to average net assets(A)	0.86	%(E)	0.72%	0.77%	0.38%		0.78%		0.52%
Portfolio turnover rate of Series Portfolio	24	%(D)	37%	92%	53%		71%		69%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional Mid Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$16.54		$19.17	$20.91	$16.46		$13.96		$14.42

Investment operations:(A)
Net investment income (loss)(B)	0.10		0.20	0.24	0.14		0.18		0.13
Net realized and unrealized gain (loss)	1.12		(0.34)	2.26	5.18		2.50		(0.47)

Total investment operations	1.22		(0.14)	2.50	5.32		2.68		(0.34)

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.22)	(0.24)	(0.14)		(0.18)		(0.12)
Net realized gains	—		(2.27)	(4.00)	(0.73)		—		—

Total dividends and/or distributions to shareholders	(0.12)		(2.49)	(4.24)	(0.87)		(0.18)		(0.12)

Net asset value, end of period/year	$17.64		$16.54	$19.17	$20.91		$16.46		$13.96

Total return(C)	7.39	%(D)	(0.65)%	12.75%	32.68%		19.28%		(2.34)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$427,931		$375,612	$371,997	$470,530		$349,963		$290,325
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.03	%(E)	1.02%	1.03%	1.03%		1.05%		1.03%
Including waiver and/or reimbursement	0.90	%(E)	0.90%	0.90%	0.90	%(F)	0.90	%(F)	0.90%
Net investment income (loss) to average net assets(A)	1.18	%(E)	1.07%	1.12%	0.73%		1.17%		0.89%
Portfolio turnover rate of Series Portfolio	24	%(D)	37%	92%	53%		71%		69%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

	Transamerica Partners Mid Value Portfolio
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return(A)	7.71	%(B)	(0.46)%	12.97%	32.99%	19.50%	(2.19)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$844,091		$801,854	$868,934	$975,081	$777,964	$748,835
Expenses to average net assets
Excluding waiver and/or reimbursement	0.69	%(C)	0.69%	0.70%	0.70%	0.70%	0.70%
Including waiver and/or reimbursement	0.69	%(C)	0.69%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss) to average net assets	1.41	%(C)	1.28%	1.32%	0.93%	1.36%	1.08%
Portfolio turnover rate	24	%(B)	37%	92%	53%	71%	69%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Value Opportunities
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014(A)
Net asset value, beginning of period/year	$11.37		$10.68	$10.00

Investment operations:
Net investment income (loss)(B)	0.08		0.11	0.07
Net realized and unrealized gain (loss)	0.08		0.68	0.69

Total investment operations	0.16		0.79	0.76

Distributions:
Net investment income	(0.14)		(0.03)	(0.08)
Net realized gains	(0.27)		(0.07)	—

Total distributions	(0.41)		(0.10)	(0.08)

Net asset value, end of period/year	$11.12		$11.37	$10.68

Total return(C)	1.51	%(D)	7.50%	7.62	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$45,912		$18,794	$703
Expenses to average net assets	1.09	%(E)	1.05%	1.18	%(E)
Net investment income (loss) to average net assets	1.41	%(E)	1.02%	1.38	%(E)
Portfolio turnover rate	15	%(D)	31%	23	%(D)

(A)	Commenced operations on April 30, 2014
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Small Core Funds

For a share outstanding during the period and years indicated:	Transamerica Partners Small Core
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$25.81		$28.85	$27.98	$21.10	$18.54	$19.07

Investment operations:(A)
Net investment income (loss)(B)	0.08		0.13	0.12	0.03	0.08	(0.06)
Net realized and unrealized gain (loss)	0.96		(3.02)	0.88	6.89	2.58	(0.47)

Total investment operations	1.04		(2.89)	1.00	6.92	2.66	(0.53)

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.15)	(0.13)	(0.04)	(0.10)	—

Net asset value, end of period/year	$26.74		$25.81	$28.85	$27.98	$21.10	$18.54

Total return(C)	4.02	%(D)	(10.05)%	3.58%	32.80%	14.33%	(2.78)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$62,033		$62,120	$82,191	$89,084	$80,670	$89,650
Expenses to average net assets(A)	1.48	%(E)	1.46%	1.45%	1.46%	1.47%	1.46%
Net investment income (loss) to average net assets(A)	0.66	%(E)	0.46%	0.43%	0.12%	0.41%	(0.30)%
Portfolio turnover rate of Series Portfolio	72	%(D)	132%	148%	195%	59%	59%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional Small Core
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$13.66		$15.27	$14.81	$11.17	$9.81	$10.08

Investment operations:(A)
Net investment income (loss)(B)	0.07		0.12	0.12	0.06	0.09	0.01
Net realized and unrealized gain (loss)	0.51		(1.60)	0.46	3.64	1.36	(0.26)

Total investment operations	0.58		(1.48)	0.58	3.70	1.45	(0.25)

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.13)	(0.12)	(0.06)	(0.09)	(0.02)

Net asset value, end of period/year	$14.15		$13.66	$15.27	$14.81	$11.17	$9.81

Total return(C)	4.24	%(D)	(9.72)%	3.94%	33.23%	14.84%	(2.47)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,168		$12,719	$27,550	$30,567	$32,600	$30,083
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.52	%(E)	1.32%	1.28%	1.27%	1.31%	1.28%
Including waiver and/or reimbursement	1.10	%(E)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets(A)	1.05	%(E)	0.82%	0.78%	0.46%	0.85%	0.05%
Portfolio turnover rate of Series Portfolio	72	%(D)	132%	148%	195%	59%	59%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

	Transamerica Partners Small Core Portfolio
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return(A)	3.63	%(B)	(9.47)%	4.21%	33.62%	15.04%	(2.19)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$225,890		$231,619	$306,291	$334,182	$296,936	$296,060
Expenses to average net assets	0.84	%(C)	0.84%	0.83%	0.84%	0.84%	0.84%
Net investment income (loss) to average net assets	1.31	%(C)	1.08%	1.05%	0.74%	1.07%	0.32%
Portfolio turnover rate	72	%(B)	132%	148%	195%	59%	59%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Core
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014(A)
Net asset value, beginning of period/year	$9.81		$10.80	$10.00

Investment operations:
Net investment income (loss)(B)	0.02		0.07	0.06
Net realized and unrealized gain (loss)	0.29		(0.79)	0.76

Total investment operations	0.31		(0.72)	0.82

Distributions:
Net investment income	(0.27)		(0.04)	(0.02)
Net realized gains	—		(0.23)	—

Total distributions	(0.27)		(0.27)	(0.02)

Net asset value, end of period/year	$9.85		$9.81	$10.80

Total return(C)	3.23	%(D)	(6.86)%	8.18%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,270		$605	$333
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.37	%(E)	1.21%	1.32%
Including waiver and/or reimbursement and recapture	1.30	%(E)	1.21%	1.32%
Net investment income (loss) to average net assets	0.52	%(E)	0.63%	0.55%
Portfolio turnover rate	38	%(D)	149%	140%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Small Growth Funds

For a share outstanding during the period and years indicated:	Transamerica Partners Small Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$15.97		$16.56	$17.63	$12.86	$12.78	$13.75

Investment operations:(A)
Net investment income (loss)(B)	(0.08)		(0.11)	(0.17)	(0.17)	(0.11)	(0.14)
Net realized and unrealized gain (loss)	0.98		0.60	0.55	4.94	0.19	(0.83)

Total investment operations	0.90		0.49	0.38	4.77	0.08	(0.97)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.04)	—	—	—	—
Net realized gains	—		(1.04)	(1.45)	—	—	—

Total dividends and/or distributions to shareholders	—		(1.08)	(1.45)	—	—	—

Net asset value, end of period/year	$16.87		$15.97	$16.56	$17.63	$12.86	$12.78

Total return (C)	5.64	%(D)	2.89%	2.45%	37.09%	0.63%	(7.05)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$38,466		$40,221	$38,948	$35,415	$25,251	$34,335
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.60	%(E)	1.56%	1.60%	1.62%	1.69%	1.62%
Including waiver and/or reimbursement(F)	1.55	%(E)	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss) to average net assets(A)	(0.98	)%(E)	(0.64)%	(1.02)%	(1.11)%	(0.82)%	(1.02)%
Portfolio turnover rate of Series Portfolio	50	%(D)	53%	78%	72%	209%	120%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional Small Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$18.15		$18.31	$17.80	$12.93	$12.79	$13.71

Investment operations:(A)
Net investment income (loss)(B)	(0.05)		(0.04)	(0.11)	(0.11)	(0.06)	(0.08)
Net realized and unrealized gain (loss)	1.11		0.65	0.62	4.98	0.20	(0.84)

Total investment operations	1.06		0.61	0.51	4.87	0.14	(0.92)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)	—	—	—	—
Net realized gains	—		(0.71)	—	—	—	—

Total dividends and/or distributions to shareholders	—		(0.77)	—	—	—	—

Net asset value, end of period/year	$19.21		$18.15	$18.31	$17.80	$12.93	$12.79

Total return(C)	5.84	%(D)	3.31%	2.87%	37.67%	1.09%	(6.71)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,670		$10,201	$11,049	$13,660	$12,761	$19,353
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.78	%(E)	1.50%	1.61%	1.45%	1.62%	1.43%
Including waiver and/or reimbursement(F)	1.15	%(E)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss) to average net assets(A)	(0.57	)%(E)	(0.20)%	(0.63)%	(0.71)%	(0.43)%	(0.63)%
Portfolio turnover rate of Series Portfolio	50	%(D)	53%	78%	72%	209%	120%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

	Transamerica Partners Small Growth Portfolio
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return(A)	5.98	%(B)	3.55%	3.13%	37.97%	1.30%	(6.45)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$66,338		$66,942	$66,461	$73,064	$58,300	$108,124
Expenses to average net assets
Excluding waiver and/or reimbursement	0.91	%(C)	0.91%	0.91%	0.93%	0.94%	0.94%
Including waiver and/or reimbursement	0.90	%(C)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	(0.33	)%(C)	0.01%	(0.37)%	(0.46)%	(0.20)%	(0.37)%
Portfolio turnover rate	50	%(B)	53%	78%	72%	209%	120%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013		October 31, 2012 (A)
Net asset value, beginning of period/year	$12.82		$12.87	$12.37	$9.38		$10.00

Investment operations:
Net investment income (loss)(B)	(0.05)		(0.03)	(0.11)	(0.08)		(0.02)
Net realized and unrealized gain (loss)	(0.09)		1.03	0.61	3.07		(0.60)

Total investment operations	(0.14)		1.00	0.50	2.99		(0.62)

Distributions:
Net investment income	(0.00	)(C)	—	—	(0.00	)(C)	—
Net realized gains	(1.06)		(1.05)	—	—		—

Total distributions	(1.06)		(1.05)	—	(0.00	)(C)	—

Net asset value, end of period/year	$11.62		$12.82	$12.87	$12.37		$9.38

Total return(D)	(1.09	)%(E)	8.27%	4.04%	31.90%		(6.20	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,500		$2,882	$862	$591		$236
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.33	%(F)	1.30%	1.35%	1.29%		1.52	%(F)
Including waiver and/or reimbursement and recapture	1.33	%(F)	1.30%	1.35%	1.29%		1.45	%(F)
Net investment income (loss) to average net assets	(0.82	)%(F)	(0.26)%	(0.87)%	(0.70)%		(1.17	)%(F)
Portfolio turnover rate	19	%(E)	60%	73%	74%		11	%(E)

(A)	Commenced operations on August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

Small Value Funds

For a share outstanding during the period and years indicated:	Transamerica Partners Small Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$15.09		$17.07	$16.06	$12.09	$10.54	$10.46

Investment operations:(A)
Net investment income (loss)(B)	0.04		0.05	0.05	(0.01)	0.09	0.00	(C)

Net realized and unrealized gain (loss)	0.09		(1.21)	1.02	4.03	1.52	0.08

Total investment operations	0.13		(1.16)	1.07	4.02	1.61	0.08
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.04)	(0.06)	(0.05)	(0.06)	(0.00	)(C)
Net realized gains	—		(0.78)	—	—	—	—

Total dividends and/or distributions to shareholders	(0.05)		(0.82)	(0.06)	(0.05)	(0.06)	(0.00	)(C)

Net asset value, end of period/year	$15.17		$15.09	$17.07	$16.06	$12.09	$10.54

Total return(D)	0.86	%(E)	(6.75)%	6.69%	33.31%	15.30%	0.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$34,443		$36,463	$40,861	$35,786	$26,117	$31,392
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.63	%(F)	1.56%	1.57%	1.57%	1.61%	1.57%
Including waiver and/or reimbursement(G)	1.50	%(F)	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss) to average net assets(A)	0.49	%(F)	0.32%	0.34%	(0.08)%	0.80%	(0.01)%
Portfolio turnover rate of Series Portfolio	42	%(E)	133%	18%	16%	15%	16%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional Small Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$20.56		$22.08	$20.78	$15.65	$13.64	$13.53

Investment operations:(A)
Net investment income (loss)(B)	0.09		0.16	0.15	0.06	0.18	0.05
Net realized and unrealized gain (loss)	0.12		(1.55)	1.31	5.22	1.97	0.10

Total investment operations	0.21		(1.39)	1.46	5.28	2.15	0.15

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.13)	(0.16)	(0.15)	(0.14)	(0.04)

Net asset value, end of period/year	$20.64		$20.56	$22.08	$20.78	$15.65	$13.64

Total return(C)	1.01	%(D)	(6.33)%	7.08%	33.88%	15.81%	1.11%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,550		$6,709	$8,537	$11,948	$13,475	$15,014
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.89	%(E)	1.73%	1.67%	1.41%	1.47%	1.40%
Including waiver and/or reimbursement(F)	1.10	%(E)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets(A)	0.89	%(E)	0.73%	0.73%	0.31%	1.22%	0.37%
Portfolio turnover rate of Series Portfolio	42	%(D)	133%	18%	16%	15%	16%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

	Transamerica Partners Small Value Portfolio
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return(A)	0.34	%(B)	(6.12)%	7.38%	34.10%	16.11%	1.35%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$64,884		$67,821	$76,593	$82,298	$70,183	$103,958
Expenses to average net assets
Excluding waiver and/or reimbursement	0.90	%(C)	0.90%	0.88%	0.88%	0.88%	0.87%
Including waiver and/or reimbursement	0.85	%(C)	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss) to average net assets	1.14	%(C)	0.97%	0.99%	0.57%	1.41%	0.63%
Portfolio turnover rate	42	%(B)	133%	18%	16%	15%	16%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class A
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014	October 31, 2013		October 31, 2012(A)
Net asset value, beginning of period/year	$10.97		$12.95		$13.21	$9.83		$10.00

Investment operations:
Net investment income (loss)(B)(C)	0.03		0.11		0.08	0.06		0.04
Net realized and unrealized gain (loss)	(0.56)		(0.83)		0.56	3.39		(0.21)

Total investment operations	(0.53)		(0.72)		0.64	3.45		(0.17)

Distributions:
Net investment income	(0.12)		(0.09)		(0.08)	(0.07)		—
Net realized gains	(0.85)		(1.17)		(0.82)	(0.00	)(D)	—

Total distributions	(0.97)		(1.26)		(0.90)	(0.07)		—

Net asset value, end of period/year	$9.47		$10.97		$12.95	$13.21		$9.83

Total return(E)	(4.97	)%(F)	(6.35)%		4.99%	35.30%		(1.70	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,311		$1,124		$955	$996		$268
Expenses to average net assets(G)
Excluding waiver and/or reimbursement and recapture	1.38	%(H)	1.31%		1.38%	1.37%		1.36	%(H)
Including waiver and/or reimbursement and recapture	1.30	%(H)	1.31	%(I)	1.38%	1.37%		1.36	%(H)
Net investment income (loss) to average net assets (C)	0.64	%(H)	0.96%		0.61%	0.50%		0.91	%(H)
Portfolio turnover rate (J)	52	%(F)	145%		37%	49%		22	%(F)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of a sales load on an initial purchase.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

The principal solicitation of proxies will be by mailing of this Proxy Statement/Prospectus, but proxies may be solicited by telephone or in person by the representatives of the Target Board, regular employees of TFS, their affiliates, or [Computershare Fund Services], a private proxy services firm. If the Target Fund has not received your vote as the date of the Special Meeting approaches, you may receive a call from these parties to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees and fiduciaries to forward proxies and proxy materials to their principals.

The cost of the meeting, including the preparation and mailing of the notice, Proxy Statement/Prospectus and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, with respect to the Reorganizations will be shared equally by TAM, on the one hand, and, subject to certain limits, the Target Funds and Destination Funds, on the other.

Revoking Proxies

Each Target Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

•	By filing a written notice of revocation with the Secretary of the Target Trust;

•	By returning a duly executed proxy bearing a later date;

•	By voting by telephone or over the Internet at a later date; or

•	By attending the meeting and voting in person at the meeting and giving oral notice of revocation to the chairman of the meeting.

However, attendance in-person at the meeting, by itself, will not revoke a previously executed and returned proxy.

If a Target Fund holder holds Target Fund shares through a bank or other intermediary, the bank or intermediary should be consulted regarding the shareholder’s ability to revoke voting instructions after such instructions have been provided.

Outstanding Shares

Only holders of record of each Target Fund at the close of business on the Record Date, October 14, 2016, are entitled to notice of and to vote at the Special Meeting. As of the close of business on the Record Date, the following shares of each Target Fund were outstanding:

Fund	Shares Outstanding (as of October 14, 2016)
Transamerica Partners Core Bond	[ ]
Transamerica Partners Institutional Core Bond	[ ]
Transamerica Partners Core Bond Portfolio	[ ]
Transamerica Partners Government Money Market	[ ]
Transamerica Partners Institutional Government Money Market	[ ]
Transamerica Partners Government Money Market Portfolio	[ ]
Transamerica Partners High Yield Bond	[ ]
Transamerica Partners Institutional High Yield Bond	[ ]
Transamerica Partners High Yield Bond Portfolio	[ ]

Transamerica Partners International Equity	[ ]
Transamerica Partners Institutional International Equity	[ ]
Transamerica Partners International Equity Portfolio	[ ]
Transamerica Partners Mid Growth	[ ]
Transamerica Partners Institutional Mid Growth	[ ]
Transamerica Partners Mid Growth Portfolio	[ ]
Transamerica Partners Mid Value	[ ]
Transamerica Partners Institutional Mid Value	[ ]
Transamerica Partners Mid Value Portfolio	[ ]
Transamerica Partners Small Core	[ ]
Transamerica Partners Institutional Small Core	[ ]
Transamerica Partners Small Core Portfolio	[ ]
Transamerica Partners Small Growth	[ ]
Transamerica Partners Institutional Small Growth	[ ]
Transamerica Partners Small Growth Portfolio	[ ]
Transamerica Partners Small Value	[ ]
Transamerica Partners Institutional Small Value	[ ]
Transamerica Partners Small Value Portfolio	[ ]

Other Business

Your Target Board knows of no business to be presented for consideration at the meeting other than the Proposals set forth in this Proxy Statement/Prospectus. If other business is properly brought before the meeting, proxies will be voted in accordance with the discretion of the persons named as proxies.

Adjournments

If, by the time scheduled for the meeting, a quorum of shareholders of a Target Fund is not present, or if a quorum is present but sufficient votes “for” a Proposal have not been received, the chairperson of the meeting may adjourn the meeting or the persons named as proxies may propose an adjournment of the meeting to another date and time, and the meeting may be held as adjourned as to the Target Fund or the Proposal, as applicable, within a reasonable time after the original meeting date without further notice. If submitted to shareholders, any such adjournment will require the affirmative vote of a majority of the shares present in person or represented by proxy at the meeting (or a majority of votes cast if a quorum is present). The persons named as proxies, at their discretion, vote those proxies in favor of an adjournment of the meeting. A shareholder vote may be taken on any proposal prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate. The persons named in the enclosed proxy may also move for an adjournment of the meeting to permit further solicitation of proxies with respect to any of the Proposals if they determine that adjournment and further solicitation are reasonable and in the best interests of shareholders.

Telephone and Internet Voting

In addition to soliciting proxies by mail or in person, the Target Funds have also arranged to have votes recorded by telephone, the Internet or other electronic means by following the enclosed instructions. The voting procedures used in connection with such voting methods are designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded. If you authorize your proxy by telephone or Internet, please do not return your proxy card, unless you later elect to change your vote.

Shareholders’ Proposals

As a general matter, the Target Funds do not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting (if any) should send their written proposals to Tané T. Tyler, Secretary, 1801 California Street, Suite 5200, Denver, Colorado 80202.

Proposals must be received a reasonable time prior to the date of a meeting of shareholders of the applicable Fund to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholder meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

Appraisal Rights

If the Reorganization of your Target Fund is approved at the Special Meeting, shareholders of your Target Fund will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of appraisal rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholder of your Target Fund, however, have the right to redeem their Target Fund shares until the Closing Date of the Reorganization.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of each Target Fund, as of October 14, 2016, the Trustees and officers of the Target Funds owned in the aggregate less than 1% of the outstanding shares of each Target Fund.

To the knowledge of each Destination Fund, as of October 14, 2016, the Trustees and officers of the Destination Funds owned in the aggregate less than 1% of the outstanding shares of each Destination Fund.

To the knowledge of each Target Fund, as of October 14, 2016, the following persons owned of record or beneficially 5% or more of the outstanding shares of a Target Fund:

Fund	Name and Address	Number of Shares	Owned Beneficially or of Record?
Transamerica Partners Core Bond
Transamerica Partners Institutional Core Bond
Transamerica Partners Core Bond Portfolio
Transamerica Partners Government Money Market
Transamerica Partners Institutional Government Money Market
Transamerica Partners Government Money Market Portfolio
Transamerica Partners High Yield Bond
Transamerica Partners Institutional High Yield Bond
Transamerica Partners High Yield Bond Portfolio
Transamerica Partners International Equity
Transamerica Partners Institutional International Equity
Transamerica Partners International Equity Portfolio
Transamerica Partners Mid Growth
Transamerica Partners Institutional Mid Growth
Transamerica Partners Mid Growth Portfolio

Fund	Name and Address	Number of Shares	Owned Beneficially or of Record?
Transamerica Partners Mid Value
Transamerica Partners Institutional Mid Value
Transamerica Partners Mid Value Portfolio
Transamerica Partners Small Core
Transamerica Partners Institutional Small Core
Transamerica Partners Small Core Portfolio
Transamerica Partners Small Growth
Transamerica Partners Institutional Small Growth
Transamerica Partners Small Growth Portfolio
Transamerica Partners Small Value
Transamerica Partners Institutional Small Value
Transamerica Partners Small Value Portfolio

To the knowledge of each Destination Fund, as of October 14, 2016, the following persons owned of record or beneficially 5% or more of the outstanding shares of a Destination Fund:

Fund	Name and Address	Number of Shares	Owned Beneficially or of Record?
Transamerica Intermediate Bond
Transamerica Government Money Market
Transamerica High Yield Bond
Transamerica International Equity
Transamerica Mid Cap Growth
Transamerica Mid Cap Value Opportunities
Transamerica Small Cap Core
Transamerica Small Cap Growth
Transamerica Small Cap Value

EXPERTS

Target Funds

The financial statements and financial highlights of each Target Fund for the past five fiscal years or since inception of the Target Fund, as applicable, are incorporated by reference into this Proxy Statement/Prospectus. The financial statements and financial highlights of each Target Fund for its most recent fiscal year end December 31, 2015 have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon incorporated by reference into this Proxy Statement/Prospectus. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

Destination Funds

The financial statements and financial highlights of each Destination Fund for the past five fiscal years or since inception of the Target Fund, as applicable, are incorporated by reference into this Proxy Statement/Prospectus. The financial statements and financial highlights of each Target Fund for its most recent fiscal year end October 31, 2015 have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon incorporated by reference into this Proxy Statement/Prospectus. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

AVAILABLE INFORMATION

You can obtain more free information about each Fund from your investment firm or by writing to your Fund at 1801 California Street, Suite 5200, Denver, Colorado 80202. You may also call 1-888-233-4339.
The Target Feeder Funds’ statements of additional information are available free of charge on the Target Funds’ website at http://www.transamericapartners.com/content/prospectus.aspx.

The Target Master Portfolios’ statement of additional information is available to qualified investors free of charge by calling 1-888-233-4339.

The Destinations Funds’ statement of additional information is available free of charge on the Destination Funds’ website at https://www.transamerica.com/individual/products/mutual-funds/prospectus/.

Shareholder reports. Annual and semi-annual reports to shareholders, and quarterly reports filed with the SEC, provide information about each Fund’s investments. An annual report discusses market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the Funds and their predecessors can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Washington, DC 20549. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC’s Internet site at www.sec.gov.

By Order of the Boards of Trustees,

[ ]
Tané T. Tyler, Secretary
Transamerica Partners Fund Group
Transamerica Partners Fund Group II
Transamerica Partners Portfolios

Denver, Colorado

[             ], 2016

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [            ] day of [            ], 2017, by and among Transamerica Funds, a Delaware statutory trust (the “Acquiring Entity”), with its principal place of business at 1801 California St., Suite 5200, Denver, Colorado 80202, on behalf of each of its series listed on Exhibit A attached hereto (each, an “Acquiring Fund”), and [Transamerica Partners Funds Group/ Transamerica Partners Funds Group II, a Massachusetts business trust] [Transamerica Partners Portfolios, a New York trust] (the “Acquired Entity”), with its principal place of business at 1801 California St., Suite 5200, Denver, Colorado 80202, on behalf of each of its series listed on Exhibit A attached hereto (each, an “Acquired Fund”)[, and, solely for purposes of paragraph 10.2 hereof, Transamerica Asset Management, Inc. (“TAM”)].

WHEREAS, each Acquired Fund and Acquiring Fund is a series of an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

[Transamerica Partners Funds Group and Transamerica Partners Funds Group II only - WHEREAS, it is intended that, for United States federal income tax purposes (i) each transaction contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitute a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);]

[Transamerica Partners Funds Group and Transamerica Partners Funds Group II only - WHEREAS, prior to the transactions contemplated by this Agreement, each Acquired Fund that operates as a feeder fund and invests its assets in a master portfolio which is a series of Transamerica Partners Portfolios will redeem in-kind (subject to its pro rata share of liabilities) its beneficial interests in the applicable master portfolio; [[Transamerica Partners Portfolios only - WHEREAS, prior to the transactions contemplated by this Agreement, each Acquired Fund shareholder that is treated as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), and that operates as a feeder fund, investing substantially all its assets in an Acquired Fund, will redeem in-kind (subject to its pro rata share of liabilities) its beneficial interests in the Acquired Fund;]

WHEREAS, each reorganization of an Acquired Fund listed on Exhibit A will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the corresponding Acquiring Fund listed on Exhibit A (as to each Acquired Fund, the “corresponding Acquiring Fund”) in exchange solely for (a) shares of the applicable class of shares of beneficial interest of that Acquiring Fund listed on Exhibit A (the “Acquiring Fund Shares”), as described herein, and (b) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (2) the subsequent distribution of the Acquiring Fund Shares (which shall then constitute all of the assets of the Acquired Fund) to the holders of the [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - shares of beneficial interest] [Transamerica Partners Portfolios - beneficial interests] of the Acquired Fund (the “Acquired Fund Shares”) in complete redemption of the Acquired Fund Shares and the termination of the Acquired Fund, as provided herein (each, a “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Board of Trustees of the Acquiring Entity (the “Acquiring Entity Board”) has determined, with respect to each Acquiring Fund listed on Exhibit A, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the corresponding Acquired Fund listed on Exhibit A (as to each Acquiring Fund, the “corresponding Acquired Fund”) in exchange for Acquiring Fund Shares and the assumption of all liabilities of that Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its holders and that the interests of the existing holders of the Acquiring Fund will not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Entity (the “Acquired Entity Board”) has determined, with respect to each Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the corresponding Acquiring Fund is in the best interests of the Acquired Fund and its holders and that the interests of the existing holders of the Acquired Fund will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF EACH ACQUIRED FUND TO THE CORRESPONDING ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES IN SUCH ACQUIRING FUND, ASSUMPTION OF ALL LIABILITIES OF THAT ACQUIRED FUND AND TERMINATION OF THAT ACQUIRED FUND

1.1    Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Entity, on behalf of each Acquired Fund listed on Exhibit A, agrees to sell, assign, convey, transfer and deliver all of its property and assets attributable to that Acquired Fund, as set forth in paragraph 1.2, to the corresponding Acquiring Fund, and the Acquiring Entity, on behalf of that Acquiring Fund, agrees in exchange therefor: (a) to deliver to the corresponding Acquired Fund as of the time and date set forth in paragraph 3.1 the number of full and fractional Acquiring Fund Shares of that Acquiring Fund determined by dividing the value of the Acquired Entity’s net assets with respect to the Acquired Fund (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of Acquiring Fund Shares of that Acquiring Fund (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all Liabilities (as defined in paragraph 1.2) of the corresponding Acquired Fund as set forth in paragraph 1.2. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). Exhibit A attached hereto shows each Acquired Fund, the corresponding Acquiring Fund and the class of Acquiring Fund Shares to be delivered to the Acquired Fund.

1.2    The property and assets of the Acquired Entity attributable to each Acquired Fund to be sold, assigned, conveyed, transferred and delivered to and acquired by the Acquiring Entity, on behalf of the corresponding Acquiring Fund, shall consist of all assets and property of every kind and nature of the Acquired Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Acquired Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The “Liabilities” of each Acquired Fund to be assumed by the corresponding Acquiring Fund consist of all of the liabilities and obligations of the corresponding Acquired Fund, including, without limitation, all indemnification obligations of such Acquired Fund with respect to the current and former members of the Acquired Entity Board and officers of the Acquired Entity, whether accrued or contingent, known or unknown, existing at the Valuation Date. Each Acquired Fund will promptly assign, convey, transfer and deliver to the Acquiring Entity, on behalf of the corresponding Acquiring Fund, any rights, stock dividends, cash dividends or other securities received by the Acquired Fund after the Closing Date as stock dividends, cash dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, cash dividends and other securities shall be deemed included in the property and assets transferred to the Acquiring Entity, on behalf of the corresponding Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Entity on behalf of the corresponding Acquiring Fund.

1.3    Immediately upon delivery to the Acquired Fund of the Acquiring Fund Shares, the Acquired Entity, on behalf of such Acquired Fund, as an initial shareholder of the Acquiring Fund, shall approve the distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Acquiring Fund with respect to the class of Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

1.4    Immediately following the actions contemplated by paragraphs 1.1 and 1.3, the Acquired Entity shall take such actions as may be necessary or appropriate to complete the liquidation of each Acquired Fund. To complete the liquidation, the Acquired Entity, on behalf of each Acquired Fund, shall (a) distribute to the holders of record of Acquired Fund Shares as of the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares of the corresponding Acquiring Fund received by the Acquired Entity, on behalf of that Acquired Fund, pursuant to paragraph 1.1, in complete redemption of such Acquired Fund Shares, and (b) terminate the Acquired Fund in accordance with applicable state law. Such distribution and redemption shall be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares of each Acquiring Fund to be so credited to each of the corresponding Acquired Fund Shareholders holding Acquired Fund Shares of the corresponding Acquired Fund shall be equal to the aggregate net asset value of the Acquired Fund Shares of that Acquired Fund owned by that Acquired Fund Shareholder on the Closing Date. All issued Acquired Fund Shares will be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5    Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund as maintained by the Acquiring Fund’s transfer agent.

1.6    Any reporting responsibility of an Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Entity, on behalf of such Acquired Fund. The Acquiring Entity shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

1.7    As promptly as practicable following the Reorganization of each Acquired Fund, the Acquired Entity will take all necessary action to effect the Acquired Fund’s deregistration as an investment company in accordance with the rules and regulations of the Commission and shall subsequently voluntarily dissolve in accordance with the requirements of [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - Massachusetts] [Transamerica Partners Portfolios - New York].

2.	VALUATION

2.1    The value of the Assets and the amount of the Liabilities of each Acquired Fund shall be determined as of the time for calculation of its net asset value as set forth in the then-current prospectus for the Acquired Fund, and after the declaration of any dividends by the Acquired Fund, on the applicable Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Acquired Entity Board and the Acquiring Entity Board. All computations of value and amounts shall be subject to confirmation by the independent registered public accounting firm for the applicable Acquired Fund.

2.2    The net asset value per share of the Acquiring Fund Shares of each Acquiring Fund shall be determined as of the time for calculation of the applicable Acquiring Fund’s net asset value as set forth in the then-current prospectus for the Acquiring Fund on the Valuation Date, computed using the valuation procedures established by the Acquired Entity Board and the Acquiring Entity Board. All computations of value and amounts shall be subject to confirmation by the independent registered public accounting firm for the applicable Acquiring Fund.

3.	CLOSING AND CLOSING DATE

3.1    Subject to the terms and conditions set forth herein, the Closing Date with respect to each Reorganization shall be as specified on Exhibit A attached hereto, or such other date as the parties may agree with respect to such Reorganization. All acts taking place at the closing of a Reorganization as provided for in this Agreement with respect to each such Reorganization (a “Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date for such Reorganization unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of [Transamerica Partners Funds Group - 4:30 p.m. Eastern Time for each Reorganization involving an Acquired Fund that operates as a feeder fund and invests its assets in a master portfolio and 6:00 p.m. Eastern Time for each Reorganization involving an Acquired Fund that operates as an asset allocation fund and currently invests its assets in various feeder funds] [Transamerica Partners Funds Group II - 5:00 p.m. Eastern Time for each Reorganization involving an Acquired Fund that operates as a feeder fund and currently invests its assets in a master portfolio and 6:00 p.m. Eastern Time for each Reorganization involving an Acquired Fund that operates as an asset allocation fund and invests its assets in various feeder funds] [Transamerica Partners Portfolios - 5:30 p.m. Eastern Time], or, as to any Reorganization, such later time on that date as the applicable Acquired Fund’s net asset value and/or the net asset value per share of the class of shares of the corresponding Acquiring Fund is calculated in accordance with Article 2 and after the declaration of any dividends. The Closing shall be held at the offices of [TAM, 1801 California St., Suite 5200, Denver, Colorado 80202], or at such other time and/or place as the parties may agree.

3.2    At the Closing of each Reorganization, the Acquired Entity shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets from the accounts of the applicable Acquired Fund that the Custodian maintains as custodian for the Acquired Fund to the accounts of the corresponding

Acquiring Fund that the Custodian maintains as custodian for the Acquiring Fund. The Acquired Entity shall, within one business day after the Closing for each Reorganization, deliver to the applicable Acquiring Entity a certificate of an authorized officer stating that (i) the Assets of the corresponding Acquired Fund have been so transferred as of the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of that Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3    The Acquired Entity shall direct Transamerica Fund Services, Inc., in its capacity as transfer agent for each Acquired Fund (“Transfer Agent”), to deliver to the Acquiring Entity, within one business day after the Closing of each Reorganization, a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder of the applicable Acquired Fund and the number and percentage ownership of the outstanding Acquired Fund Shares owned by each such holder immediately prior to the Closing. At the Closing of each Reorganization, the applicable Acquiring Fund shall deliver to the Secretary of the corresponding Acquired Fund a confirmation evidencing that the appropriate number of Acquiring Fund Shares of the appropriate class have been credited to the Acquired Fund’s account on the books of such Acquiring Fund pursuant to paragraph 1.1. At the applicable Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4    In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquiring Fund or an Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of such Acquired Fund or such Acquiring Fund is impracticable (in the judgment of the Acquiring Entity Board with respect to such Acquiring Fund and the Acquired Entity Board with respect to such Acquired Fund), the Closing Date for the applicable Reorganization shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1    Except as has been fully disclosed to the Acquiring Entity in Schedule 4.1 of this Agreement, the Acquired Entity, on behalf of each Acquired Fund, represents and warrants to the Acquiring Entity and the corresponding Acquiring Fund as follows:

(a)    Such Acquired Fund is duly established as a series of the Acquired Entity, which is a [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts] [Transamerica Partners Portfolios - trust validly existing and in good standing under the laws of the State of New York], with power under its charter documents, as amended (the “Acquired Entity Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Acquired Entity is duly qualified to do business as a foreign corporation in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquired Entity. The Acquired Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).

(b)    The Acquired Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act [Transamerica Partners Funds Group and Transamerica Partners Funds Group II only -, and the registration of Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”),] is in full force and effect.

(c)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - 1933 Act] [Transamerica Partners Portfolios - the Securities Act of 1933, as amended (the “1933 Act”)], the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)    The current prospectus and statement of additional information of such Acquired Fund (true and correct copies of which have been delivered to the Acquiring Entity) and each prospectus and statement of additional information of the Acquired Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)    On the Closing Date, the Acquired Entity, on behalf of such Acquired Fund, will have good and marketable title to such Acquired Fund’s Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Entity, on behalf of the corresponding Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f)    The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of such Acquired Fund, will not result, in a material violation of [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - Massachusetts] [Transamerica Partners Portfolios - New York] law or of the Acquired Entity Charter or the by-laws of the Acquired Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Entity, on behalf of such Acquired Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of such Acquired Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Entity, on behalf of such Acquired Fund, is a party or by which it is bound.

(g)    All material contracts or other commitments of such Acquired Fund (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, the indemnification agreements of the current and former members of the Acquired Entity Board, and those contracts listed in Schedule 4.1) will terminate without liability to such Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of such Acquired Fund and, to the Acquired Fund’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by such Acquired Fund to the corresponding Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by such Acquired Fund or the imposition of any penalty thereunder.

(h)     No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquired Entity’s knowledge, threatened against the Acquired Entity, with respect to such Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of such Acquired Fund’s business. The Acquired Entity, on behalf of such Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects such Acquired Fund’s business or the Acquired Entity’s ability to consummate the transactions herein contemplated on behalf of such Acquired Fund.

(i)    The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of such Acquired Fund as at the last day of and for the most recently completed fiscal year of such Acquired Fund prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Entity) present fairly, in all material respects, the financial condition of such Acquired Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of such Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j)    Since the last day of the most recently completed fiscal year of such Acquired Fund prior to the date of this Agreement, there has not been any material adverse change in such Acquired Fund’s financial condition, assets, liabilities or business, or any incurrence by the Acquired Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by such Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by holders of such Acquired Fund shall not constitute a material adverse change.

(k)    All federal and other tax returns, dividend reporting forms and other tax-related reports of such Acquired Fund required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due from the Acquired Fund on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquired Entity’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(l)    [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - Such Acquired Fund is a separate series of the Acquired Entity that is treated as a corporation separate from any and all other series of the Acquired Entity under Section 851(g) of the Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), such Acquired Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has had in effect an election to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the

Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), such Acquired Fund will have distributed, on or before the Closing Date, substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such Acquired Fund will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation (including the calendar year that includes the Closing Date), such Acquired Fund will have made such distributions, on or before the Closing Date, as are necessary so that for all calendar years ending on or before the Closing Date, and for the calendar year that includes the Closing Date, such Acquired Fund will not have any unpaid tax liability under Section 4982 of the Code.] [Transamerica Partners Portfolios - Such Acquired Fund is a separate series of the Acquired Entity that is treated as a partnership and not as an association or a publicly traded partnership taxable as a corporation for U.S. federal income tax purposes, has been properly treated as a partnership since its formation, and has never filed an election to be treated as an entity other than a partnership for U.S. federal income tax purposes. [No Acquired Fund Shareholder is a “C corporation” within the meaning of Treasury Regulations Section 1.337(d)-7(a)(2)(i), a partnership in which such a C corporation is a direct or indirect partner, or a grantor trust or other disregarded entity owned, directly or indirectly, by such a C corporation.]

(m)    All issued and outstanding Acquired Fund Shares of such Acquired Fund are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquired Entity and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares of such Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of such Acquired Fund, as provided in paragraph 3.3. Such Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares of such Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund Shares of such Acquired Fund.

(n)    The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquired Entity Board, on behalf of such Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Entity, on behalf of such Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)    The information to be furnished by the Acquired Entity, on behalf of such Acquired Fund, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p)    The Registration Statement (as defined in paragraph 5.9), insofar as it relates to such Acquired Fund, from the effective date of the Registration Statement through the date of the meeting of holders of the Acquired Fund contemplated herein and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity, on behalf of the corresponding Acquiring Fund, for use therein), and (ii) comply in all material respects with the provisions of the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2    Except as has been fully disclosed to the Acquired Entity in Schedule 4.2 to this Agreement, the Acquiring Entity, on behalf of each Acquiring Fund, represents and warrants to the Acquired Entity and the corresponding Acquired Fund as follows:

(a)    Such Acquiring Fund is duly established as a series of the Acquiring Entity, which is a statutory trust validly existing and in good standing under the laws of the State of Delaware, with the power under the Acquiring Entity’s Declaration of Trust, as amended (the “Acquiring Entity Charter”), to own all of the assets of such Acquiring Fund and to carry on its business as it is being conducted as of the date hereof. The Acquiring Entity is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquiring Entity. The Acquiring Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement except as described in paragraph 4.2(c).

(b)    The Acquiring Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of Acquiring Fund Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)    The current prospectus and statement of additional information of such Acquiring Fund (true and correct copies of which have been delivered to the Acquired Entity) and each prospectus and statement of additional information of such Acquiring Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)    Such Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of such Acquiring Fund, will not result, in a material violation of Delaware law or the Acquiring Entity Charter or the by-laws of the Acquiring Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Entity, on behalf of such Acquiring Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of such Acquiring Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Entity, on behalf of such Acquiring Fund, is a party or by which it is bound.

(f)     No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity, with respect to such Acquiring Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of such Acquiring Fund’s business. The Acquiring Entity, on behalf of such Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects such Acquiring Fund’s business or the Acquiring Entity’s ability to consummate the transactions herein contemplated on behalf of such Acquiring Fund.

(g)    The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of such Acquiring Fund as at the last day of and for the most recently completed fiscal year of such Acquiring Fund prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Acquired Entity) present fairly, in all material respects, the financial condition of such Acquiring Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of such Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h)    Since the last day of the most recently completed fiscal year of such Acquiring Fund prior to the date of this Agreement, there has not been any material adverse change in such Acquiring Fund’s financial condition, assets, liabilities or business, or any incurrence by such Acquiring Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by such Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by holders of such Acquiring Fund shall not constitute a material adverse change.

(i)    All federal and other tax returns, dividend reporting forms and other tax-related reports of such Acquiring Fund required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due from the Acquiring Fund on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquiring Entity’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(j)    Such Acquiring Fund is a separate series of the Acquiring Entity that is treated as a corporation separate from any and all other series of the Acquiring Entity under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), such Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has had in effect an election to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation ending prior to the Closing Date, such Acquiring Fund will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any capital loss carryover) such that for all tax periods ending prior to the Closing Date such Acquiring Fund will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation ending prior to the Closing Date, such Acquiring Fund will have made such distributions as are necessary so that for all calendar years ending prior to the Closing Date such Acquiring Fund will not have any unpaid tax liability under Section 4982 of the Code.

(k)    All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquiring Entity and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. Such Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Acquired Entity, for the account of the Acquired Fund Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by the Acquiring Entity.

(l)    The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquiring Entity Board, on behalf of such Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Entity, on behalf of such Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)    The information to be furnished by the Acquiring Entity, on behalf of such Acquiring Fund, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(n)    The Registration Statement (as defined in paragraph 5.9), insofar as it relates to such Acquiring Fund, from the effective date of the Registration Statement through the date of the meeting of holders of the corresponding Acquired Fund contemplated therein and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Entity for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

(o)    The Post-Effective Amendments (as defined in paragraph 5.10) to be filed by the Acquiring Entity, insofar as they relate to such Acquiring Fund, pursuant to this Agreement will, on the effective date of the Post-Effective Amendments, comply in all material respects with the 1940 Act and the rules and regulations thereunder.

5.	COVENANTS

The Acquired Entity, on behalf of each Acquired Fund, and the Acquiring Entity, on behalf of each Acquiring Fund, respectively, hereby further covenant as follows:

5.1    The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2    The Acquiring Fund Shares to be acquired by such Acquired Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3    The Acquired Entity, on behalf of each Acquired Fund, will assist the Acquiring Entity in obtaining such information as the Acquiring Entity reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.4    Subject to the provisions of this Agreement, the Acquiring Entity, on behalf of each Acquiring Fund, and the Acquired Entity, on behalf of each Acquired Fund, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5    Each of the Acquiring Entity, on behalf of each Acquiring Fund, and the Acquired Entity, on behalf of each Acquired Fund, will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.6    The Acquired Entity, on behalf of each Acquired Fund, will, from time to time, as and when reasonably requested by the Acquiring Entity, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Entity, on behalf of the corresponding Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Entity’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s title to and possession of all the Assets, and to otherwise to carry out the intent and purpose of this Agreement.

5.7    The Acquiring Entity, on behalf of each Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.8    The Acquired Entity will call a meeting of the holders of such Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.9    The Acquiring Entity, on behalf of such Acquiring Fund, shall prepare and file a registration statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Acquired Entity, on behalf of such Acquired Fund, will provide to the Acquiring Entity such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.10    The Acquiring Entity, on behalf of each Acquiring Fund, shall prepare and file one or more post-effective amendments to its registration statement on Form N-1A (the “Post-Effective Amendments”) to become effective on or before the Closing Date to register the Acquiring Fund Shares under the 1933 Act and the 1940 Act.

[5.11    [Transamerica Partners Portfolios - After the liquidation of the Acquired Fund, its final tax return and required information returns shall be filed in a timely manner, and such returns shall include a deemed-sale election under Treasury Regulations §§ 1.337(d)-7(c)(5) and -7(e) and shall properly reflect allocation of net gain recognized by the Acquired Fund on the deemed sale.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND

The obligations of the Acquired Entity, on behalf of each Acquired Fund, to consummate the Reorganization of such Acquired Fund shall be subject, at the Acquired Entity’s election, to the following conditions with respect to the applicable Acquired Fund:

6.1    All representations and warranties of the Acquiring Entity, on behalf of such Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2    The Acquiring Entity, on behalf of such Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity, on behalf of such Acquiring Fund, on or before the Closing Date.

6.3    The Acquiring Entity, on behalf of such Acquiring Fund, shall have executed and delivered an assumption of the Liabilities of the corresponding Acquired Fund and all such other agreements and instruments as the Acquired Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) such Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s assumption of all of the Liabilities, and to otherwise to carry out the intent and purpose of this Agreement.

6.4    The Acquiring Entity, on behalf of such Acquiring Fund, shall have delivered to such Acquired Fund a certificate executed in the name of the Acquiring Entity, on behalf of such Acquiring Fund, by the Acquiring Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Entity shall reasonably request.

6.5    The Acquiring Entity, on behalf of such Acquiring Fund, and the Acquired Entity, on behalf of the corresponding Acquired Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

The obligations of the Acquiring Entity, on behalf of each Acquiring Fund, to consummate the Reorganization of the corresponding Acquiring Fund shall be subject, at the Acquiring Entity’s election, to the following conditions with respect to the applicable Acquiring Fund:

7.1    All representations and warranties of the Acquired Entity, on behalf of such Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2    The Acquired Entity, on behalf of such Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Entity, on behalf of such Acquired Fund, on or before the Closing Date.

7.3    The Acquired Entity shall have delivered to the Acquiring Entity, on behalf of such Acquiring Fund, a Statement of Assets and Liabilities of such Acquired Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Acquired Entity on behalf of such Acquired Fund. The Acquired Entity, on behalf of such Acquired Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

7.4    The Acquired Entity, on behalf of such Acquired Fund, shall have delivered to the Acquiring Entity a certificate executed in the name of the Acquired Entity, on behalf of such Acquired Fund, by the Acquired Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Entity shall reasonably request.

7.5    The Acquired Entity, on behalf of such Acquired Fund, and the Acquiring Entity, on behalf of such Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued by such Acquiring Fund in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND EACH CORRESPONDING ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Entity, on behalf of each Acquired Fund, or the Acquiring Entity, on behalf of the corresponding Acquiring Fund, the other party to this Agreement shall be entitled on behalf of the corresponding Acquired Fund or Acquiring Fund, as applicable, at its option, to [Transamerica Partners Funds Group and Transamerica Partners Funds Group II only - (and shall, in the case of a failure to satisfy the conditions set forth in paragraph 8.7)] refuse to consummate the transactions contemplated by this Agreement with respect to the applicable Acquired Fund and its corresponding Acquiring Fund:

8.1    This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of such Acquired Fund, in accordance with the provisions of the Acquired Entity Charter, the by-laws of the Acquired Entity, and applicable state law, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.1.

8.2    On the applicable Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Acquired Entity, with respect to such Acquired Fund, or the Acquiring Entity, with respect to such Acquiring Fund, from completing the transactions contemplated by this Agreement.

8.3    All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Entity or the Acquired Entity to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of such Acquiring Fund or such Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4    The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending. The Post-Effective Amendments shall have become effective, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.5    The Acquiring Entity, on behalf of each Acquiring Fund, shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Acquiring Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquired Entity, on behalf of the Acquired Fund, and its authorized officers: (a) the Acquired Entity is a [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - business trust validly existing under the laws of the Commonwealth of Massachusetts] [Transamerica Partners Portfolios - trust validly existing under the laws of the State of New York] ; (b) the Acquired Entity, with respect to the corresponding Acquired Fund, has the power as a corporation to carry on its business as presently conducted in accordance with the description thereof in the Acquired Entity’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and delivered by the Acquired Entity, on behalf of the corresponding Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Entity, on behalf of the corresponding Acquired Fund, enforceable against the Acquired Entity in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities pursuant to this Agreement will not, violate the Acquired Entity Charter or the by-laws of the Acquired Entity. Such opinion may state that it is solely for the benefit of the Acquiring Entity and the Acquiring Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

8.6     The Acquired Entity, on behalf of each Acquired Fund, shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Acquired Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquiring Entity, on behalf of the corresponding Acquiring Fund and its authorized officers: (a) the Acquiring Entity is a statutory trust validly existing under the laws of the State of Delaware; (b) the Acquiring Entity, with respect to the corresponding Acquiring Fund, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Entity’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Acquiring Entity, on behalf of the corresponding Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Entity, on behalf of the corresponding Acquiring Fund, enforceable against the Acquiring Entity in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the issuance of the Acquiring Fund Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Acquiring Entity Charter or the by-laws of the Acquiring Entity. Such opinion may state that it is solely for the benefit of the Acquired Entity and the Acquired Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

[Transamerica Partners Funds Group and Transamerica Partners Funds Group II only - 8.7    The parties shall have received the opinion of Morgan, Lewis & Bockius LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations and upon certifications made by the Acquired Entity, on behalf of the applicable Acquired Fund, the Acquiring Entity, on behalf of the applicable Acquiring Fund, and their respective authorized officers, (i) the applicable Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the applicable Acquired Fund and the corresponding Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by such Acquiring Fund upon receipt of the Assets of the corresponding Acquired Fund solely in exchange for the applicable Acquiring Fund Shares and the assumption by the Acquiring Entity, on behalf of the Acquiring Fund, of the Liabilities of the applicable Acquired Fund as part of the Reorganization; (iii) the tax basis in the hands of such Acquiring Fund of the Assets of the corresponding Acquired Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the transfer; (iv) the holding period of each Asset in the hands of such Acquiring Fund, other than Assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the Asset was held by such Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset); (v) no gain or loss will be recognized by such Acquired Fund upon the transfer of its Assets to the corresponding Acquiring Fund in the Reorganization solely in exchange for the applicable Acquiring Fund Shares and the assumption by the Acquiring Entity, on behalf of the Acquiring Fund, of the Liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its holders in complete liquidation, except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Acquired Fund’s taxable year or upon the transfer of an Asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code; (vi) no gain or loss will be recognized by the Acquired Fund Shareholders of such Acquired Fund upon the exchange of their Acquired Fund Shares solely for the Acquiring Fund Shares of the corresponding Acquiring Fund as part of the Reorganization; (vii) the aggregate tax basis of the Acquiring Fund Shares that each Acquired Fund Shareholder of the applicable Acquired Fund receives in the Reorganization will be the same as the aggregate tax basis of his or her Acquired Fund Shares exchanged therefor; and (viii) each Acquired Fund Shareholder’s holding period for his or her Acquiring Fund Shares will include the period for which he or she held the Acquired Fund Shares exchanged therefor, provided that he or she held such Acquired Fund Shares as capital assets on the date of the exchange. The delivery of such opinion is conditioned upon the receipt by Morgan, Lewis & Bockius LLP of representations it shall request of the Acquiring Entity and the Acquired Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.7.]

9.	INDEMNIFICATION

9.1    The Acquiring Entity, out of each Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Entity and the members of the Acquired Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Entity, on behalf of an Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Entity or the members of the Acquiring Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquiring Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2    The Acquired Entity, out of each Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquiring Entity and the members of the Acquiring Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Entity, on behalf of an Acquired Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Entity or the members of the Acquired Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquired Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.	BROKER FEES AND EXPENSES

10.1    The Acquiring Entity, on behalf of each Acquiring Fund, and the Acquired Entity, on behalf of each Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2    The costs of the Reorganizations will be shared equally by TAM and the Acquiring Funds and Acquired Funds in accordance with an allocation approved by the Acquired Entity and Acquiring Entity Boards. [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.] [Transamerica Partners Portfolios - Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent an Acquiring Fund from being treated as a “regulated investment company” under the Code.]

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1    The Acquiring Entity and the Acquired Entity agree that neither party has made any representation, warranty or covenant, on behalf of an Acquiring Fund or an Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2    The covenants to be performed after the Closing by both the Acquiring Entity and the Acquired Entity, and the obligations of the Acquiring Entity, on behalf of each Acquiring Fund, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to any Acquiring Fund or Acquired Fund at any time prior to the Closing Date with respect to the applicable Reorganization by resolution of either the Acquiring Entity Board or the Acquired Entity Board, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Acquiring Fund or such Acquired Fund, respectively. Any such termination resolution will be effective when communicated to the other party. The termination of this Agreement with respect to an Acquired Fund or its corresponding Acquiring Fund shall not affect the continued effectiveness of this Agreement with respect to any other Acquired Fund or Acquiring Fund, nor shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Entity and the Acquiring Entity; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.8 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such holders without their further approval.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Acquiring Entity or the Acquired Entity, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1    The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2     This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3    This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of New York.

15.4    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5    The warranties, representations and agreements contained in this Agreement made by the Acquired Entity, on behalf of each of the Acquired Funds, are made on a several (and not joint, or joint and several) basis. Similarly, the warranties, representations and agreements contained in this Agreement made by the Acquiring Entity, on behalf of each of the Acquiring Funds, are made on a several (and not joint, or joint and several) basis.

[Transamerica Partners Funds Group and Transamerica Partners Funds Group II only - 15.6    The Acquired Entity Charter is on file with the Secretary of State of the Commonwealth of Massachusetts.

Consistent with the Acquired Entity Charter, the obligations of the Acquired Entity with respect to any Acquired Fund entered into in the name or on behalf the Acquired Entity by any of its board members, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of the Acquired Entity personally, but bind only the assets of the Acquired Entity belonging to the applicable Acquired Fund, and all persons dealing with any series or funds of Acquired Entity must look solely to the assets of the Acquired Entity belonging to such series or fund for the enforcement of any claims against the Acquired Entity.]

[Rest of page intentionally left blank]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

TRANSAMERICA FUNDS, on behalf of each of its series listed in Exhibit A attached hereto

By:
Name:
Title:

[TRANSAMERICA PARTNERS FUNDS GROUP/ TRANSAMERICA PARTNERS FUNDS GROUP II/TRANSAMERICA PARTNERS PORTFOLIOS], on behalf of each of its series listed in Exhibit A attached hereto

By:
Name:
Title:

Exhibit A

Acquired Fund	Acquiring Fund/Class	Closing Date
[Acquired Fund]	[Acquiring Fund] [Class]
[Acquired Fund]	[Acquiring Fund] [Class]
[Acquired Fund]	[Acquiring Fund] [Class]
[Acquired Fund]	[Acquiring Fund] [Class]

SCHEDULE 4.1

SCHEDULE 4.2

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PART B

TRANSAMERICA FUNDS

ON BEHALF OF ITS SERIES:

TRANSAMERICA INTERMEDIATE BOND

TRANSAMERICA GOVERNMENT MONEY MARKET

TRANSAMERICA HIGH YIELD BOND

TRANSAMERICA INTERNATIONAL EQUITY

TRANSAMERICA MID CAP GROWTH

TRANSAMERICA MID CAP VALUE OPPORTUNITIES

TRANSAMERICA SMALL CAP CORE

TRANSAMERICA SMALL CAP GROWTH

TRANSAMERICA SMALL CAP VALUE

(each a “Destination Fund” and collectively, the “Destination Funds”)

1801 California Street, Ste. 5200

Denver, Colorado 80202

(Toll free) 1-888-233-4339

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2016

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the combined Information Statement and Prospectus dated October 6, 2009 (the “Information Statement/Prospectus”), which relates to the Class R, Class R4 and Class I3 shares, as applicable, of each Destination Fund to be issued in exchange for shares of the corresponding series of Transamerica Partners Fund Group, Transamerica Partners Fund Group II or Transamerica Partners Portfolios as shown below (each a “Target Fund” and collectively, the “Target Funds”). Please retain this SAI for further reference.

To obtain a copy of the Proxy Statement/Prospectus, free of charge, please write to the Destination Funds at the address set forth above or call the Destination Funds at the number set forth above.

The Reorganizations are grouped and described together for convenience. The consummation of a particular Reorganization is not contingent on the consummation of any other Reorganization.

Group	Target Fund	Destination Fund and Shares
Group 1
	Transamerica Partners Core Bond	Transamerica Intermediate Bond Class R
	Transamerica Partners Institutional Core Bond	Transamerica Intermediate Bond Class R4
	Transamerica Partners Core Bond Portfolio	Transamerica Intermediate Bond Class I3
Group 2
	Transamerica Partners Government Money Market	Transamerica Government Money Market Class R
	Transamerica Partners Institutional Government Money Market	Transamerica Government Money Market Class R4
	Transamerica Partners Government Money Market Portfolio	Transamerica Government Money Market Class I3
Group 3
	Transamerica Partners High Yield Bond	Transamerica High Yield Bond Class R
	Transamerica Partners Institutional High Yield Bond	Transamerica High Yield Bond Class R4
	Transamerica Partners High Yield Bond Portfolio	Transamerica High Yield Bond Class I3
Group 4
	Transamerica Partners International Equity	Transamerica International Equity Class R
	Transamerica Partners Institutional International Equity	Transamerica International Equity Class R4
	Transamerica Partners International Equity Portfolio	Transamerica International Equity Class I3
Group 5
	Transamerica Partners Mid Growth	Transamerica Mid Cap Growth Class R
	Transamerica Partners Institutional Mid Growth	Transamerica Mid Cap Growth Class R4
	Transamerica Partners Mid Growth Portfolio	Transamerica Mid Cap Growth Class I3
Group 6
	Transamerica Partners Mid Value	Transamerica Mid Cap Value Opportunities Class R
	Transamerica Partners Institutional Mid Value	Transamerica Mid Cap Value Opportunities Class R4
	Transamerica Partners Mid Value Portfolio	Transamerica Mid Cap Value Opportunities Class I3
Group 7
	Transamerica Partners Small Core	Transamerica Small Cap Core Class R
	Transamerica Partners Institutional Small Core	Transamerica Small Cap Core Class R4
	Transamerica Partners Small Core Portfolio	Transamerica Small Cap Core Class I3
Group 8
	Transamerica Partners Small Growth	Transamerica Small Cap Growth Class R
	Transamerica Partners Institutional Small Growth	Transamerica Small Cap Growth Class R4
	Transamerica Partners Small Growth Portfolio	Transamerica Small Cap Growth Class I3
Group 9
	Transamerica Partners Small Value	Transamerica Small Cap Value Class R
	Transamerica Partners Institutional Small Value	Transamerica Small Cap Value Class R4
	Transamerica Partners Small Value Portfolio	Transamerica Small Cap Value Class I3

INTRODUCTION

This SAI is intended to supplement the Proxy Statement/Prospectus relating specifically to the proposed transfer of all of the assets of each Target Fund to, and the assumption of the liabilities of each Target Fund by, the corresponding Destination Fund in exchange for shares of the Destination Fund as shown in the table above. Please retain this SAI for further reference.

DOCUMENTS INCORPORATED BY REFERENCE

This SAI consists of these cover pages, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference herein.

1.

The Destination Funds’ Statement of Additional Information dated [            ], 2016 (File Nos. 811-04556 and 033-02659), as filed with the SEC on [            ], 2016 (Accession No. [            ]) is incorporated herein by reference. [To be filed prior to the effective date of this Registration Statement on Form N-14.]

2.

The Destination Funds’ Annual Report for the fiscal year ended October 31, 2015 (File No. 811-04556), as filed with the SEC on January 8, 2016 (Accession No. 0001193125-16-423654) is incorporated herein by reference.

3.

The Destination Funds’ Semi-Annual Report filed the period ended April 30, 2016 (File No. 811-04556), as filed with the SEC on July 7, 2016 (Accession No. 0001193125-16-643460) is incorporated herein by reference.

4.

The Investors Target Feeder Funds’ Statement of Additional Information dated May 1, 2016 (File Nos. 811-07674 and 033-61810), as filed with the SEC on April 29, 2016 (Accession No. 0001193125-16-565066) is incorporated herein by reference.

5.

The Institutional Target Feeder Funds’ Statement of Additional Information dated May 1, 2016 (File Nos. 811-07495 and 333-00295), as filed with the SEC on April 29, 2016 (Accession No. 0001193125-16-565039 ) is incorporated herein by reference.

6.

The Target Feeder Funds’ Annual Report for the fiscal year ended December 31, 2015 (File Nos. 811-07674 and 811-07495), as filed with the SEC on March 9, 2016 (Accession Nos. 0001193125-16-497957 and 0001193125-16-497962) is incorporated herein by reference.

7.

The Target Feeder Funds’ Semi-Annual Report for the period ended June 30, 2016 (File Nos. 811-07674 and 811-07495), as filed with the SEC on September 1, 2016 (Accession Nos. 0001193125-16-699248 and 0001193125-16-699253) is incorporated herein by reference.

8.

The Target Master Portfolios’ Statement of Additional Information dated May 1, 2016 (File No. 811-08272), as filed with the SEC on April 29, 2016 (Accession No. 0001193125-16-565034) is incorporated herein by reference.

9.

The Target Master Portfolios’ Annual Report for the fiscal year ended December 31, 2015 (File No. 811-08272), as filed with the SEC on March 9, 2016 (Accession No. 0001193125-16-497954) is incorporated herein by reference.

10.

The Target Master Portfolios’ Semi-Annual Report for the period ended June 30, 2016 (File No. 811-08272), as filed with the SEC on September 1, 2016 (Accession No. 0001193125-16-699254) is incorporated herein by reference.

PRO FORMA FINANCIAL STATEMENTS

Shown below are the financial statements for each Target Fund and each Destination Fund shown in the table above.

The pro forma financial statements are unaudited.

Group One Reorganization Between:

TRANSAMERICA PARTNERS CORE BOND

TRANSAMERICA PARTNERS INSTITUTIONAL CORE BOND

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO

AND

TRANSAMERICA INTERMEDIATE BOND

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

Reorganization Between TPP Master and TAF

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Asset-Backed Securities - 5.8%
321 Henderson Receivables VI LLC	5.56%	07/15/2059	$3,562,609	$3,956,430	$1,271,755	$1,412,338			$4,834,364	$5,368,768
American Tower Trust I	1.55%	03/15/2043	-	-	4,564,000	4,573,666			4,564,000	4,573,666
BlueMountain CLO, Ltd.	2.06%	07/18/2027	4,560,000	4,525,194	5,880,000	5,835,118			10,440,000	10,360,312
BXG Receivables Note Trust	2.88%	05/02/2030	2,583,369	2,614,197	-	-			2,583,369	2,614,197
Conseco Finance Securitizations Corp.	6.03%	03/01/2033	110,016	110,455	-	-			110,016	110,455
Diamond Resorts Owner Trust	2.73%	07/20/2027	-	-	365,665	367,824			365,665	367,824
Ford Credit Floorplan Master Owner Trust	2.86%	01/15/2019	455,000	458,262	-	-			455,000	458,262
Ford Credit Floorplan Master Owner Trust	3.50%	01/15/2019	815,000	822,577	-	-			815,000	822,577
Hilton Grand Vacations Trust	2.28%	01/25/2026	-	-	804,224	805,312			804,224	805,312
HSBC Home Equity Loan Trust	0.71%	03/20/2036	5,750,000	5,665,032	-	-			5,750,000	5,665,032
ICG US CLO, Ltd.	1.78%	04/20/2026	4,610,000	4,512,208	5,010,000	4,903,723			9,620,000	9,415,931
JG Wentworth XXI LLC	4.07%	01/15/2048	-	-	1,309,122	1,362,719			1,309,122	1,362,719
MVW Owner Trust	2.25%	09/22/2031	2,224,576	2,189,443	-	-			2,224,576	2,189,443
NRZ Advance Receivables Trust Advance Receivables Backed	3.20%	11/15/2047	5,920,000	5,947,715	5,310,000	5,334,859			11,230,000	11,282,574
OCP CLO, Ltd.	2.16%	04/17/2027	4,650,000	4,591,452	5,570,000	5,499,868			10,220,000	10,091,320
Ocwen Master Advance Receivables Trust	3.21%	11/15/2047	6,115,000	6,140,934	4,668,000	4,687,797			10,783,000	10,828,731
Orange Lake Timeshare Trust	2.29%	07/09/2029	-	-	1,487,080	1,491,302			1,487,080	1,491,302
Orange Lake Timeshare Trust	2.88%	09/08/2027	-	-	2,574,800	2,578,185			2,574,800	2,578,185
Palmer Square CLO, Ltd.	2.13%	07/20/2027	4,575,000	4,538,135	1,870,000	1,854,932			6,445,000	6,393,067
RAAC Trust	0.80%	11/25/2046	905,436	766,799	-	-			905,436	766,799
SBA Tower Trust	2.90%	10/15/2044	9,030,000	9,155,382	9,391,000	9,521,394			18,421,000	18,676,776
Sierra Timeshare Receivables Funding LLC	2.70%	10/20/2030	882,048	880,427	-	-			882,048	880,427
Sierra Timeshare Receivables Funding LLC	2.07%	03/20/2030	1,702,707	1,698,916	1,082,191	1,079,782			2,784,898	2,778,698
Sierra Timeshare Receivables Funding LLC	1.59%	11/20/2029	-	-	1,366,326	1,355,455			1,366,326	1,355,455
Sierra Timeshare Receivables Funding LLC	2.05%	06/20/2031	1,495,350	1,492,313	452,609	451,690			1,947,959	1,944,003
Sierra Timeshare Receivables Funding LLC	2.20%	10/20/2030	-	-	1,036,180	1,036,509			1,036,180	1,036,509
Sierra Timeshare Receivables Funding LLC	2.30%	10/20/2031	1,782,858	1,788,264	412,390	413,641			2,195,248	2,201,905
Sierra Timeshare Receivables Funding LLC	2.40%	06/20/2031	-	-	1,044,482	1,039,047			1,044,482	1,039,047
Sierra Timeshare Receivables Funding LLC	2.40%	03/22/2032	1,151,859	1,154,464	-	-			1,151,859	1,154,464
Sierra Timeshare Receivables Funding LLC	2.58%	09/20/2032	-	-	2,657,806	2,679,307			2,657,806	2,679,307
Sierra Timeshare Receivables Funding LLC	3.05%	03/22/2032	1,195,144	1,198,043	-	-			1,195,144	1,198,043
SilverLeaf Finance XVII LLC	2.68%	03/16/2026	-	-	472,760	459,346			472,760	459,346
Silverleaf Finance XVIII LLC	2.81%	01/15/2027	1,560,842	1,556,724	647,780	646,071			2,208,622	2,202,795
SLM Private Education Loan Trust	2.69%	06/16/2042	690,000	708,769	-	-			690,000	708,769
SolarCity LMC Series III LLC	4.02%	07/20/2044	3,471,434	3,356,360	780,838	754,954			4,252,272	4,111,314
SpringCastle America Funding LLC	2.70%	05/25/2023	1,361,483	1,366,112	1,070,725	1,074,366			2,432,208	2,440,478
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes	2.92%	07/15/2047	-	-	2,000,000	2,008,754			2,000,000	2,008,754
SVO VOI Mortgage LLC	2.00%	09/20/2029	-	-	617,473	610,639			617,473	610,639
Trafigura Securitisation Finance PLC	1.39%	10/15/2018	6,291,000	6,224,992	5,537,000	5,478,903			11,828,000	11,703,895

Total Asset-Backed Securities				77,419,599		69,317,501				146,737,100

				Total Cost ($77,748,092)		Total Cost ($69,175,169)				Total Cost ($146,923,261)
Corporate Debt Securities - 38.2%
Air Freight & Logistics
FedEx Corp.	4.90%	01/15/2034	1,260,000	1,220,175	-	-			1,260,000	1,220,175
FedEx Corp.	5.10%	01/15/2044	1,075,000	1,468,144	1,140,000	1,293,952			2,215,000	2,762,096
Airlines
American Airlines Pass-Through Trust	3.20%	12/15/2029	2,264,224	2,341,026	-	-			2,264,224	2,341,026
American Airlines Pass-Through Trust	3.70%	04/01/2028	3,927,584	4,084,688	3,110,099	3,234,503			7,037,683	7,319,191
American Airlines Pass-Through Trust	4.95%	07/15/2024	-	-	3,761,382	4,090,503			3,761,382	4,090,503
Continental Airlines Pass-Through Trust	4.00%	04/29/2026	-	-	5,065,941	5,319,239			5,065,941	5,319,239
Continental Airlines Pass-Through Trust	9.00%	01/08/2018	-	-	976,412	976,412			976,412	976,412
Delta Air Lines Pass-Through Trust	4.75%	11/07/2021	-	-	2,013,591	2,134,407			2,013,591	2,134,407
Delta Air Lines Pass-Through Trust	6.82%	02/10/2024	-	-	1,735,402	2,016,537			1,735,402	2,016,537
Delta Air Lines Pass-Through Trust	7.75%	06/17/2021	-	-	170,663	192,440			170,663	192,440
Southwest Airlines Co. Pass-Through Trust	6.15%	02/01/2024	-	-	378,285	429,150			378,285	429,150
UAL Pass-Through Trust	10.40%	05/01/2018	-	-	632,245	649,632			632,245	649,632
United Airlines Pass-Through Trust	3.75%	03/03/2028	6,888,559	7,284,651	-	-			6,888,559	7,284,651
Auto Components
BorgWarner, Inc.	3.38%	03/15/2025	2,235,000	2,285,330	1,665,000	1,702,494			3,900,000	3,987,824
Automobiles
BMW US Capital LLC	2.80%	04/11/2026	1,777,143	1,822,839	3,095,000	3,174,582			4,872,143	4,997,421
General Motors Co.	4.88%	10/02/2023	850,000	904,860	3,190,000	3,395,886			4,040,000	4,300,746
General Motors Co.	6.25%	10/02/2043	500,000	555,426	575,000	638,740			1,075,000	1,194,166
Banks
Bank of America Corp.	4.10%	07/24/2023	1,595,000	1,708,779	-	-			1,595,000	1,708,779
Bank of America Corp.	4.45%	03/03/2026	1,325,000	1,385,865	-	-			1,325,000	1,385,865
Bank of America Corp.	5.42%	03/15/2017	1,600,000	1,644,954	8,670,000	8,913,592			10,270,000	10,558,546
Bank of America Corp.	5.75%	12/01/2017	1,965,000	2,079,839	-	-			1,965,000	2,079,839
Bank One Corp.	8.00%	04/29/2027	470,000	636,975	470,000	636,975			940,000	1,273,950
Barclays Bank PLC	10.18%	06/12/2021	9,240,000	11,633,382	7,660,000	9,644,124			16,900,000	21,277,506
Branch Banking & Trust Co.	3.80%	10/30/2026	1,980,000	2,180,631	2,430,000	2,676,229			4,410,000	4,856,860
Citigroup, Inc.	1.70%	04/27/2018	5,142,000	5,150,243	-	-			5,142,000	5,150,243
Citigroup, Inc.	3.38%	03/01/2023	1,380,000	1,428,027	-	-			1,380,000	1,428,027
Citigroup, Inc.	5.95%	01/30/2023	-	-	1,700,000	1,679,813			1,700,000	1,679,813
Citigroup, Inc.	6.68%	09/13/2043	490,000	629,080	-	-			490,000	629,080
Commerzbank AG	8.13%	09/19/2023	6,715,000	7,837,614	6,730,000	7,855,121			13,445,000	15,692,735
Cooperatieve Rabobank UA	2.25%	01/14/2019	620,000	631,938	-	-			620,000	631,938
Cooperatieve Rabobank UA	11.00%	06/30/2019	8,795,000	10,488,037	8,182,000	9,757,035			16,977,000	20,245,072
First Horizon National Corp.	3.50%	12/15/2020	2,345,000	2,366,473	2,440,000	2,462,343			4,785,000	4,828,816
HSBC Holdings PLC	4.25%	03/14/2024	485,000	490,715	-	-			485,000	490,715
Intesa Sanpaolo SpA	5.02%	06/26/2024	1,405,000	1,286,273	1,540,000	1,409,865			2,945,000	2,696,138
JPMorgan Chase & Co.	2.00%	08/15/2017	5,975,000	6,030,669	-	-			5,975,000	6,030,669
JPMorgan Chase & Co.	3.25%	09/23/2022	1,745,000	1,824,267	3,380,000	3,533,537			5,125,000	5,357,804
JPMorgan Chase & Co.	4.85%	02/01/2044	490,000	587,863	-	-			490,000	587,863
JPMorgan Chase & Co.	6.40%	05/15/2038	-	-	3,925,000	5,375,413			3,925,000	5,375,413
JPMorgan Chase & Co.	6.75%	02/01/2024	412,000	453,715	-	-			412,000	453,715
JPMorgan Chase Bank NA	6.00%	10/01/2017	2,566,000	2,710,237	3,155,000	3,332,346			5,721,000	6,042,583
Macquarie Bank, Ltd.	1.65%	03/24/2017	2,245,000	2,249,982	-	-			2,245,000	2,249,982
Nordea Bank AB	4.25%	09/21/2022	9,640,000	10,188,208	8,402,000	8,879,805			18,042,000	19,068,013
Oversea-Chinese Banking Corp., Ltd.	3.15%	03/11/2023	-	-	1,480,000	1,505,756			1,480,000	1,505,756
PNC Bank NA	2.95%	02/23/2025	-	-	1,210,000	1,249,653			1,210,000	1,249,653
Royal Bank of Scotland Group PLC	5.13%	05/28/2024	-	-	1,470,000	1,433,401			1,470,000	1,433,401
Royal Bank of Scotland Group PLC	6.00%	12/19/2023	1,685,000	1,712,182	-	-			1,685,000	1,712,182
Royal Bank of Scotland Group PLC	6.40%	10/21/2019	1,130,000	1,246,758	-	-			1,130,000	1,246,758
Societe Generale SA	5.00%	01/17/2024	2,315,000	2,407,380	-	-			2,315,000	2,407,380
US Bank NA	2.13%	10/28/2019	-	-	689,000	706,248			689,000	706,248
Wells Fargo & Co.	2.15%	01/15/2019	912,000	931,076	-	-			912,000	931,076
Wells Fargo & Co.	4.13%	08/15/2023	1,855,000	1,997,091	2,015,000	2,169,347			3,870,000	4,166,438
Wells Fargo & Co.	5.38%	11/02/2043	550,000	640,735	2,298,000	2,677,106			2,848,000	3,317,841
Wells Fargo & Co.	5.90%	06/15/2024	1,080,000	1,111,050	-	-			1,080,000	1,111,050
Beverages
Anheuser-Busch InBev Finance, Inc.	3.65%	02/01/2026	1,105,000	1,183,727	1,585,000	1,697,925			2,690,000	2,881,652
Anheuser-Busch InBev Worldwide, Inc.	2.50%	07/15/2022	1,360,000	1,383,608	1,130,000	1,149,616			2,490,000	2,533,224
Molson Coors Brewing Co.	2.10%	07/15/2021	2,605,000	2,612,919	2,640,000	2,648,026			5,245,000	5,260,945
Biotechnology
Celgene Corp.	3.63%	05/15/2024	2,330,000	2,426,586	3,710,000	3,863,791			6,040,000	6,290,377
Celgene Corp.	3.88%	08/15/2025	3,585,000	3,823,990	3,745,000	3,994,657			7,330,000	7,818,647
Celgene Corp.	5.00%	08/15/2045	4,585,000	5,049,639	1,715,000	1,888,796			6,300,000	6,938,435
Gilead Sciences, Inc.	3.65%	03/01/2026	2,310,000	2,513,691	3,805,000	4,140,517			6,115,000	6,654,208
Gilead Sciences, Inc.	4.75%	03/01/2046	2,005,000	2,279,892	5,960,000	6,777,134			7,965,000	9,057,026

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Building Products
Owens Corning	4.20%	12/15/2022	$-	$-	$4,114,000	$4,386,902			$4,114,000	$4,386,902
Capital Markets
Ameriprise Financial, Inc.	3.70%	10/15/2024	3,495,000	3,722,783	6,836,000	7,281,529			10,331,000	11,004,312
Bank of New York Mellon Corp.	2.10%	01/15/2019	1,275,000	1,303,474	1,990,000	2,034,443			3,265,000	3,337,917
Credit Suisse Group Funding Guernsey, Ltd.	3.75%	03/26/2025	-	-	3,415,000	3,342,445			3,415,000	3,342,445
Credit Suisse Group Funding Guernsey, Ltd.	3.80%	06/09/2023	-	-	5,920,000	5,904,809			5,920,000	5,904,809
Deutsche Bank AG	1.95%	08/20/2020	2,535,000	2,474,657	2,210,000	2,157,393			4,745,000	4,632,050
Goldman Sachs Group, Inc.	1.73%	11/15/2018	-	-	3,615,000	3,623,821			3,615,000	3,623,821
Goldman Sachs Group, Inc.	4.25%	10/21/2025	4,225,000	4,367,336	3,525,000	3,643,754			7,750,000	8,011,090
Goldman Sachs Group, Inc.	5.75%	01/24/2022	3,555,000	4,127,213	4,815,000	5,590,022			8,370,000	9,717,235
Goldman Sachs Group, Inc.	6.25%	02/01/2041	490,000	634,111	-	-			490,000	634,111
Goldman Sachs Group, Inc.	6.75%	10/01/2037	1,557,000	1,920,612	-	-			1,557,000	1,920,612
Macquarie Group, Ltd.	6.25%	01/14/2021	5,645,000	6,451,789	6,245,000	7,137,542			11,890,000	13,589,331
Morgan Stanley	5.00%	11/24/2025	1,260,000	1,379,437	-	-			1,260,000	1,379,437
Morgan Stanley	5.75%	01/25/2021	8,880,000	10,124,488	8,720,000	9,942,064			17,600,000	20,066,552
Oaktree Capital Management, LP	6.75%	12/02/2019	4,080,000	4,677,814	2,330,000	2,671,399			6,410,000	7,349,213
State Street Capital Trust IV	1.65%	06/01/2077	285,000	238,069	-	-			285,000	238,069
UBS AG	1.80%	03/26/2018	-	-	2,503,000	2,526,814			2,503,000	2,526,814
UBS AG	7.63%	08/17/2022	5,385,000	6,098,512	4,000,000	4,530,000			9,385,000	10,628,512
UBS Group Funding Jersey, Ltd.	4.13%	09/24/2025	2,883,000	2,988,368	-	-			2,883,000	2,988,368
Chemicals
LyondellBasell Industries NV	5.00%	04/15/2019	1,217,000	1,317,262	-	-			1,217,000	1,317,262
Monsanto Co.	4.40%	07/15/2044	2,705,000	2,652,393	3,836,000	3,761,397			6,541,000	6,413,790
Commercial Services & Supplies
ERAC USA Finance LLC	3.85%	11/15/2024	3,020,000	3,246,304	-	-			3,020,000	3,246,304
Hutchison Whampoa International 11, Ltd.	3.50%	01/13/2017	-	-	235,000	237,726			235,000	237,726
Hutchison Whampoa International 12 II, Ltd.	2.00%	11/08/2017	-	-	3,050,000	3,079,747			3,050,000	3,079,747
Hutchison Whampoa International 14, Ltd.	1.63%	10/31/2017	2,325,000	2,335,599	1,250,000	1,255,699			3,575,000	3,591,298
Communications Equipment
Cisco Systems, Inc.	2.13%	03/01/2019	797,000	818,568	-	-			797,000	818,568
Harris Corp.	5.55%	10/01/2021	3,442,000	3,904,767	5,369,000	6,090,846			8,811,000	9,995,613
Construction Materials
Martin Marietta Materials, Inc.	4.25%	07/02/2024	5,140,000	5,474,773	4,225,000	4,500,178			9,365,000	9,974,951
Consumer Finance
Discover Financial Services	3.85%	11/21/2022	1,111,000	1,128,326	5,260,000	5,342,030			6,371,000	6,470,356
Ford Motor Credit Co. LLC	4.38%	08/06/2023	706,000	767,310	-	-			706,000	767,310
Containers & Packaging
International Paper Co.	4.75%	02/15/2022	2,047,000	2,274,166	2,300,000	2,555,243			4,347,000	4,829,409
Diversified Telecommunication Services
AT&T, Inc.	2.45%	06/30/2020	4,480,000	4,573,896	6,173,000	6,302,380			10,653,000	10,876,276
AT&T, Inc.	3.40%	05/15/2025	2,735,000	2,797,651	1,808,000	1,849,416			4,543,000	4,647,067
AT&T, Inc.	4.35%	06/15/2045	1,445,000	1,400,156	1,320,000	1,279,035			2,765,000	2,679,191
AT&T, Inc.	4.60%	02/15/2021	1,685,000	1,843,872	-	-			1,685,000	1,843,872
AT&T, Inc.	5.00%	03/01/2021	905,000	1,013,374	-	-			905,000	1,013,374
GTP Acquisition Partners I LLC	2.35%	06/15/2045	790,000	788,309	795,000	793,299			1,585,000	1,581,608
Intelsat Jackson Holdings SA	7.25%	04/01/2019	1,902,000	1,388,460	1,472,000	1,074,560			3,374,000	2,463,020
Sprint Capital Corp.	6.88%	11/15/2028	822,000	645,270	-	-			822,000	645,270
Verizon Communications, Inc.	3.45%	03/15/2021	1,125,000	1,205,359	-	-			1,125,000	1,205,359
Verizon Communications, Inc.	3.85%	11/01/2042	-	-	1,250,000	1,175,574			1,250,000	1,175,574
Verizon Communications, Inc.	4.50%	09/15/2020	1,135,000	1,259,800	-	-			1,135,000	1,259,800
Verizon Communications, Inc.	5.15%	09/15/2023	2,975,000	3,464,762	6,545,000	7,622,477			9,520,000	11,087,239
Verizon Communications, Inc.	6.55%	09/15/2043	2,901,000	3,908,767	1,986,000	2,675,909			4,887,000	6,584,676
Electric Utilities
Appalachian Power Co.	3.40%	06/01/2025	2,700,000	2,865,316	2,585,000	2,743,274			5,285,000	5,608,590
CenterPoint Energy Houston Electric LLC	4.50%	04/01/2044	1,160,000	1,368,528	-	-			1,160,000	1,368,528
Cleveland Electric Illuminating Co.	5.95%	12/15/2036	458,000	504,139	-	-			458,000	504,139
Cleveland Electric Illuminating Co.	8.88%	11/15/2018	449,000	523,167	-	-			449,000	523,167
Commonwealth Edison Co.	4.70%	01/15/2044	1,055,000	1,269,546	-	-			1,055,000	1,269,546
Duke Energy Carolinas LLC	4.25%	12/15/2041	925,000	1,036,495	-	-			925,000	1,036,495
Duke Energy Corp.	3.75%	04/15/2024	275,000	295,292	-	-			275,000	295,292
Entergy Arkansas, Inc.	3.70%	06/01/2024	1,110,000	1,216,745	-	-			1,110,000	1,216,745
Jersey Central Power & Light Co.	7.35%	02/01/2019	1,000,000	1,127,812	-	-			1,000,000	1,127,812
Niagara Mohawk Power Corp.	4.88%	08/15/2019	-	-	1,540,000	1,685,978			1,540,000	1,685,978
Oncor Electric Delivery Co. LLC	4.10%	06/01/2022	333,000	369,154	4,010,000	4,445,374			4,343,000	4,814,528
Oncor Electric Delivery Co. LLC	5.30%	06/01/2042	525,000	654,231	-	-			525,000	654,231
Pacific Gas & Electric Co.	4.75%	02/15/2044	488,000	576,506	-	-			488,000	576,506
PacifiCorp	3.60%	04/01/2024	3,380,000	3,712,605	3,200,000	3,514,893			6,580,000	7,227,498
PacifiCorp	5.75%	04/01/2037	400,000	523,152	-	-			400,000	523,152
Public Service Electric & Gas Co.	3.00%	05/15/2025	2,760,000	2,949,063	3,335,000	3,563,451			6,095,000	6,512,514
Energy Equipment & Services
Hiland Partners Holdings LLC / Hiland Partners Finance Corp.	7.25%	10/01/2020	-	-	760,000	788,500			760,000	788,500
Schlumberger Holdings Corp.	3.00%	12/21/2020	2,040,000	2,127,630	3,115,000	3,248,808			5,155,000	5,376,438
Schlumberger Investment SA	3.65%	12/01/2023	835,000	896,348	-	-			835,000	896,348
Weatherford International, Ltd.	5.95%	04/15/2042	960,000	681,600	-	-			960,000	681,600
Food & Staples Retailing
CVS Health Corp.	2.25%	08/12/2019	3,890,000	3,994,945	4,290,000	4,405,736			8,180,000	8,400,681
CVS Health Corp.	5.30%	12/05/2043	319,000	398,218	-	-			319,000	398,218
Wal-Mart Stores, Inc.	4.00%	04/11/2043	1,258,000	1,396,386	-	-			1,258,000	1,396,386
Wal-Mart Stores, Inc.	4.30%	04/22/2044	945,000	1,102,728	2,855,000	3,331,522			3,800,000	4,434,250
Walgreens Boots Alliance, Inc.	3.30%	11/18/2021	2,653,000	2,782,042	2,790,000	2,925,706			5,443,000	5,707,748
Food Products
Kraft Heinz Foods Co.	2.80%	07/02/2020	2,305,000	2,393,606	2,962,000	3,075,862			5,267,000	5,469,468
Mondelez International, Inc.	2.25%	02/01/2019	1,570,000	1,604,234	-	-			1,570,000	1,604,234
Health Care Equipment & Supplies
Boston Scientific Corp.	2.65%	10/01/2018	1,062,000	1,085,564	-	-			1,062,000	1,085,564
Health Care Providers & Services
Aetna, Inc.	4.75%	03/15/2044	345,000	379,053	-	-			345,000	379,053
Anthem, Inc.	1.88%	01/15/2018	1,930,000	1,940,926	-	-			1,930,000	1,940,926
Anthem, Inc.	2.30%	07/15/2018	1,930,000	1,957,763	3,650,000	3,702,505			5,580,000	5,660,268
Anthem, Inc.	3.30%	01/15/2023	620,000	640,413	-	-			620,000	640,413
Coventry Health Care, Inc.	5.45%	06/15/2021	1,632,000	1,862,399	-	-			1,632,000	1,862,399
Express Scripts Holding Co.	3.40%	03/01/2027	2,410,000	2,406,934	2,445,000	2,441,890			4,855,000	4,848,824
Express Scripts Holding Co.	4.75%	11/15/2021	1,255,000	1,407,682	1,575,000	1,766,613			2,830,000	3,174,295
Express Scripts Holding Co.	4.80%	07/15/2046	660,000	659,120	670,000	669,106			1,330,000	1,328,226
HCA Holdings, Inc.	6.25%	02/15/2021	-	-	1,150,000	1,227,625			1,150,000	1,227,625
Tenet Healthcare Corp.	6.25%	11/01/2018	1,010,000	1,065,550	-	-			1,010,000	1,065,550
UnitedHealth Group, Inc.	3.38%	11/15/2021	650,000	701,547	1,335,000	1,440,870			1,985,000	2,142,417
Household Products
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	-	-	2,450,000	2,529,625			2,450,000	2,529,625
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	6.88%	02/15/2021	2,320,000	2,389,600	1,235,000	1,272,050			3,555,000	3,661,650
Industrial Conglomerates
General Electric Co.	5.00%	01/21/2021	9,493,000	10,072,073	8,814,000	9,351,654			18,307,000	19,423,727
General Electric Co.	5.50%	01/08/2020	-	-	1,635,000	1,868,838			1,635,000	1,868,838
General Electric Co.	6.88%	01/10/2039	500,000	754,725	-	-			500,000	754,725
Insurance
American Financial Group, Inc.	9.88%	06/15/2019	-	-	635,000	769,809			635,000	769,809
American International Group, Inc.	4.13%	02/15/2024	629,000	663,552	2,415,000	2,547,658			3,044,000	3,211,210
American International Group, Inc.	8.18%	05/15/2068	1,070,000	1,344,919	-	-			1,070,000	1,344,919
Fidelity National Financial, Inc.	5.50%	09/01/2022	1,320,000	1,455,346	370,000	407,938			1,690,000	1,863,284
Fidelity National Financial, Inc.	6.60%	05/15/2017	-	-	1,226,000	1,277,268			1,226,000	1,277,268
Genworth Holdings, Inc.	7.63%	09/24/2021	1,125,000	957,656	-	-			1,125,000	957,656
Hartford Financial Services Group, Inc.	5.13%	04/15/2022	-	-	4,315,000	4,907,428			4,315,000	4,907,428
Lincoln National Corp.	8.75%	07/01/2019	3,140,000	3,714,366	1,950,000	2,306,692			5,090,000	6,021,058
Metropolitan Life Global Funding I	1.30%	04/10/2017	4,970,000	4,985,516	-	-			4,970,000	4,985,516
Nippon Life Insurance Co.	5.00%	10/18/2042	-	-	4,080,000	4,395,384			4,080,000	4,395,384
OneBeacon US Holdings, Inc.	4.60%	11/09/2022	1,690,000	1,718,705	1,694,000	1,722,773			3,384,000	3,441,478
Pacific Life Insurance Co.	9.25%	06/15/2039	4,240,000	6,428,713	3,515,000	5,329,464			7,755,000	11,758,177

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Principal Financial Group, Inc.	8.88%	05/15/2019	$1,770,000	$2,100,312	$1,403,000	$1,664,824			$3,173,000	$3,765,136
Prudential Financial, Inc.	5.38%	06/21/2020	1,465,000	1,651,603	395,000	445,313			1,860,000	2,096,916
Prudential Financial, Inc.	7.38%	06/15/2019	1,595,000	1,850,454	-	-			1,595,000	1,850,454
Reinsurance Group of America, Inc.	3.32%	12/15/2065	10,476,000	7,621,290	2,791,000	2,030,453			13,267,000	9,651,743
Swiss Re Solutions Holding Corp.	7.75%	06/15/2030	-	-	2,903,000	4,155,409			2,903,000	4,155,409
IT Services
International Business Machines Corp.	3.63%	02/12/2024	1,543,000	1,682,645	-	-			1,543,000	1,682,645
MasterCard, Inc.	2.00%	04/01/2019	1,366,000	1,400,741	-	-			1,366,000	1,400,741
MasterCard, Inc.	3.38%	04/01/2024	878,000	951,407	-	-			878,000	951,407
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	2.40%	02/01/2019	3,515,000	3,576,129	790,000	803,739			4,305,000	4,379,868
Machinery
Doosan Heavy Industries & Construction Co., Ltd.	2.13%	04/27/2020	1,245,000	1,252,849	1,185,000	1,192,470			2,430,000	2,445,319
Media
21st Century Fox America, Inc.	7.63%	11/30/2028	1,045,000	1,445,800	-	-			1,045,000	1,445,800
CBS Corp.	4.63%	05/15/2018	655,000	691,105	-	-			655,000	691,105
CBS Corp.	5.75%	04/15/2020	520,000	594,999	1,100,000	1,258,651			1,620,000	1,853,650
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	-	-	2,400,000	2,400,000			2,400,000	2,400,000
Comcast Corp.	5.88%	02/15/2018	2,649,000	2,852,939	-	-			2,649,000	2,852,939
NBCUniversal Enterprise, Inc.	5.25%	03/19/2021	1,500,000	1,546,875	-	-			1,500,000	1,546,875
NBCUniversal Media LLC	4.38%	04/01/2021	2,770,000	3,103,973	3,864,000	4,329,875			6,634,000	7,433,848
NBCUniversal Media LLC	4.45%	01/15/2043	1,359,000	1,521,445	1,106,000	1,238,204			2,465,000	2,759,649
Metals & Mining
BHP Billiton Finance USA, Ltd.	3.85%	09/30/2023	1,031,000	1,121,896	-	-			1,031,000	1,121,896
Freeport-McMoRan, Inc.	3.88%	03/15/2023	1,125,000	984,375	-	-			1,125,000	984,375
Novelis, Inc.	8.75%	12/15/2020	2,735,000	2,851,238	2,380,000	2,481,150			5,115,000	5,332,388
Rio Tinto Finance USA PLC	2.88%	08/21/2022	390,000	395,960	-	-			390,000	395,960
Multi-Utilities
CMS Energy Corp.	3.88%	03/01/2024	539,000	586,191	-	-			539,000	586,191
CMS Energy Corp.	4.88%	03/01/2044	725,000	831,187	-	-			725,000	831,187
DTE Electric Co.	4.30%	07/01/2044	-	-	3,677,000	4,222,273			3,677,000	4,222,273
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	5.55%	03/15/2026	1,485,000	1,639,856	1,582,000	1,746,971			3,067,000	3,386,827
Apache Corp.	4.25%	01/15/2044	360,000	348,495	-	-			360,000	348,495
Apache Corp.	4.75%	04/15/2043	520,000	534,595	-	-			520,000	534,595
BP Capital Markets PLC	3.12%	05/04/2026	3,120,000	3,186,971	3,140,000	3,207,400			6,260,000	6,394,371
CNOOC Nexen Finance ULC	1.63%	04/30/2017	-	-	850,000	851,390			850,000	851,390
Continental Resources, Inc.	3.80%	06/01/2024	-	-	1,055,000	920,488			1,055,000	920,488
Energy Transfer Partners, LP	4.90%	02/01/2024	-	-	2,070,000	2,116,314			2,070,000	2,116,314
Energy Transfer Partners, LP	5.15%	03/15/2045	-	-	720,000	654,260			720,000	654,260
Energy Transfer Partners, LP	5.95%	10/01/2043	960,000	927,690	-	-			960,000	927,690
Energy Transfer Partners, LP	7.60%	02/01/2024	-	-	3,005,000	3,361,952			3,005,000	3,361,952
EnLink Midstream Partners, LP	2.70%	04/01/2019	-	-	3,615,000	3,513,512			3,615,000	3,513,512
EOG Resources, Inc.	2.45%	04/01/2020	1,627,000	1,649,882	-	-			1,627,000	1,649,882
Exxon Mobil Corp.	1.82%	03/15/2019	2,930,000	2,985,614	-	-			2,930,000	2,985,614
Exxon Mobil Corp.	3.04%	03/01/2026	1,290,000	1,369,352	2,090,000	2,218,562			3,380,000	3,587,914
Husky Energy, Inc.	4.00%	04/15/2024	1,120,000	1,137,761	-	-			1,120,000	1,137,761
Kerr-McGee Corp.	6.95%	07/01/2024	865,000	1,000,135	-	-			865,000	1,000,135
Kinder Morgan Energy Partners, LP	4.15%	02/01/2024	2,480,000	2,492,730	-	-			2,480,000	2,492,730
Kinder Morgan, Inc.	3.05%	12/01/2019	-	-	830,000	838,669			830,000	838,669
Laredo Petroleum, Inc.	7.38%	05/01/2022	1,370,000	1,373,425	-	-			1,370,000	1,373,425
MEG Energy Corp.	6.50%	03/15/2021	1,090,000	844,750	-	-			1,090,000	844,750
Murphy Oil Corp.	3.50%	12/01/2017	1,326,000	1,322,103	-	-			1,326,000	1,322,103
Nexen Energy ULC	5.88%	03/10/2035	110,000	128,752	-	-			110,000	128,752
Noble Energy, Inc.	6.00%	03/01/2041	430,000	462,448	-	-			430,000	462,448
Noble Energy, Inc.	8.25%	03/01/2019	1,065,000	1,219,758	-	-			1,065,000	1,219,758
Peabody Energy Corp.	6.25%	11/15/2021	1,715,000	227,238	-	-			1,715,000	227,238
Petrobras Global Finance BV	5.38%	01/27/2021	-	-	1,415,000	1,296,069			1,415,000	1,296,069
Petrobras Global Finance BV	6.25%	03/17/2024	1,370,000	1,215,875	-	-			1,370,000	1,215,875
Petroleos Mexicanos	3.50%	01/30/2023	1,145,000	1,078,132	2,000,000	1,883,200			3,145,000	2,961,332
Petroleos Mexicanos	3.50%	07/18/2018	-	-	3,560,000	3,583,140			3,560,000	3,583,140
Range Resources Corp.	5.75%	06/01/2021	450,000	439,875	-	-			450,000	439,875
Ras Laffan Liquefied Natural Gas Co., Ltd. III	5.83%	09/30/2016	-	-	332,940	336,596			332,940	336,596
Shell International Finance BV	2.00%	11/15/2018	2,249,000	2,287,246	-	-			2,249,000	2,287,246
TransCanada PipeLines, Ltd.	3.75%	10/16/2023	1,010,000	1,081,285	-	-			1,010,000	1,081,285
TransCanada PipeLines, Ltd.	4.63%	03/01/2034	875,000	919,986	-	-			875,000	919,986
Western Gas Partners, LP	5.38%	06/01/2021	1,956,000	2,062,295	-	-			1,956,000	2,062,295
Williams Cos., Inc.	3.70%	01/15/2023	540,000	477,900	-	-			540,000	477,900
Williams Cos., Inc.	7.88%	09/01/2021	796,000	855,700	-	-			796,000	855,700
Williams Partners, LP	5.40%	03/04/2044	814,000	724,165	-	-			814,000	724,165
Pharmaceuticals
Actavis Funding SCS	4.55%	03/15/2035	3,695,000	3,797,429	2,290,000	2,353,481			5,985,000	6,150,910
Merck & Co., Inc.	1.30%	05/18/2018	-	-	500,000	504,747			500,000	504,747
Mylan NV	3.15%	06/15/2021	2,929,000	2,971,025	2,941,000	2,983,197			5,870,000	5,954,222
Perrigo Co. PLC	2.30%	11/08/2018	3,365,000	3,393,970	710,000	716,112			4,075,000	4,110,082
Teva Pharmaceutical Finance Co., BV	3.65%	11/10/2021	383,000	405,875	-	-			383,000	405,875
Real Estate Investment Trusts
CBL & Associates, LP	5.25%	12/01/2023	-	-	2,880,000	2,732,374			2,880,000	2,732,374
EPR Properties	4.50%	04/01/2025	4,740,000	4,700,701	-	-			4,740,000	4,700,701
EPR Properties	5.75%	08/15/2022	-	-	2,308,000	2,506,481			2,308,000	2,506,481
HCP, Inc.	3.40%	02/01/2025	1,665,000	1,609,933	700,000	676,849			2,365,000	2,286,782
Highwoods Realty, LP	5.85%	03/15/2017	-	-	1,555,000	1,599,016			1,555,000	1,599,016
Hospitality Properties Trust	5.00%	08/15/2022	-	-	4,800,000	5,158,502			4,800,000	5,158,502
Kilroy Realty, LP	4.25%	08/15/2029	6,355,000	6,722,561	2,565,000	2,713,354			8,920,000	9,435,915
National Retail Properties, Inc.	3.90%	06/15/2024	-	-	3,565,000	3,758,576			3,565,000	3,758,576
Realty Income Corp.	3.88%	07/15/2024	4,095,000	4,300,933	-	-			4,095,000	4,300,933
Realty Income Corp.	6.75%	08/15/2019	-	-	4,015,000	4,600,588			4,015,000	4,600,588
Simon Property Group, LP	3.38%	10/01/2024	6,665,000	7,149,079	5,070,000	5,438,234			11,735,000	12,587,313
Ventas Realty, LP / Ventas Capital Corp.	2.70%	04/01/2020	535,000	546,004	-	-			535,000	546,004
Vereit Operating Partnership, LP	2.00%	02/06/2017	3,705,000	3,727,230	5,427,000	5,459,562			9,132,000	9,186,792
Vereit Operating Partnership, LP	3.00%	02/06/2019	1,655,000	1,657,069	-	-			1,655,000	1,657,069
Road & Rail
Aviation Capital Group Corp.	7.13%	10/15/2020	3,032,000	3,441,320	5,920,000	6,719,200			8,952,000	10,160,520
Burlington Northern Santa Fe LLC	3.00%	03/15/2023	269,000	282,894	-	-			269,000	282,894
Burlington Northern Santa Fe LLC	3.75%	04/01/2024	294,000	324,848	-	-			294,000	324,848
Hertz Corp.	6.75%	04/15/2019	-	-	2,023,000	2,065,291			2,023,000	2,065,291
Semiconductors & Semiconductor Equipment
Intel Corp.	2.45%	07/29/2020	-	-	4,850,000	5,043,627			4,850,000	5,043,627
KLA-Tencor Corp.	4.13%	11/01/2021	3,735,000	3,976,434	2,216,000	2,359,244			5,951,000	6,335,678
LAM Research Corp.	3.90%	06/15/2026	885,000	931,710	885,000	931,710			1,770,000	1,863,420
Software
Microsoft Corp.	2.70%	02/12/2025	2,445,000	2,527,673	3,550,000	3,670,036			5,995,000	6,197,709
Technology Hardware, Storage & Peripherals
Apple, Inc.	2.40%	05/03/2023	-	-	5,130,000	5,224,141			5,130,000	5,224,141
Apple, Inc.	2.85%	02/23/2023	5,198,000	5,462,142	-	-			5,198,000	5,462,142
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	6.02%	06/15/2026	1,265,000	1,318,746	1,270,000	1,323,958			2,535,000	2,642,704
Hewlett Packard Enterprise Co.	3.60%	10/15/2020	4,040,000	4,216,875	3,686,000	3,847,377			7,726,000	8,064,252
HP, Inc.	3.75%	12/01/2020	270,000	285,203	-	-			270,000	285,203
Seagate HDD	4.88%	06/01/2027	-	-	1,305,000	945,172			1,305,000	945,172
Tobacco
Altria Group, Inc.	4.00%	01/31/2024	905,000	1,012,460	-	-			905,000	1,012,460
Reynolds American, Inc.	8.13%	06/23/2019	-	-	2,315,000	2,744,669			2,315,000	2,744,669
RJ Reynolds Tobacco Co.	8.13%	06/23/2019	-	-	2,855,000	3,384,894			2,855,000	3,384,894
Trading Companies & Distributors
International Lease Finance Corp.	6.75%	09/01/2016	2,000,000	2,010,000	5,009,000	5,034,045			7,009,000	7,044,045
Wireless Telecommunication Services
America Movil SAB de CV	2.38%	09/08/2016	3,420,000	3,430,034	-	-			3,420,000	3,430,034
America Movil SAB de CV	3.13%	07/16/2022	-	-	1,500,000	1,539,029			1,500,000	1,539,029
America Movil SAB de CV	4.38%	07/16/2042	-	-	2,600,000	2,627,565			2,600,000	2,627,565

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Crown Castle Towers LLC	3.22%	05/15/2042	$-	$-	$8,255,000	$8,580,041			$8,255,000	$8,580,041
Crown Castle Towers LLC	4.88%	08/15/2040	3,445,000	3,755,509	3,200,000	3,488,426			6,645,000	7,243,935
Crown Castle Towers LLC	6.11%	01/15/2040	7,393,000	8,223,676	-	-			7,393,000	8,223,676
SBA Tower Trust	2.24%	04/15/2043	1,420,000	1,423,885	920,000	922,517			2,340,000	2,346,402
Sprint Communications, Inc.	9.00%	11/15/2018	3,570,000	3,802,050	5,174,000	5,510,305			8,744,000	9,312,355
Sprint Corp.	7.88%	09/15/2023	1,290,000	1,054,575	-	-			1,290,000	1,054,575
T-Mobile USA, Inc.	6.46%	04/28/2019	145,000	147,356	-	-			145,000	147,356
T-Mobile USA, Inc.	6.63%	04/28/2021	475,000	496,375	-	-			475,000	496,375
T-Mobile USA, Inc.	6.73%	04/28/2022	460,000	483,713	-	-			460,000	483,713
T-Mobile USA, Inc.	6.84%	04/28/2023	145,000	153,156	-	-			145,000	153,156

Total Corporate Debt Securities				476,942,516		489,252,599				966,195,115

				Total Cost ($468,669,633)		Total Cost ($479,201,801)				Total Cost ($947,871,434)
Foreign Government Obligations - 1.1%
Brazil
Brazil Government International Bond	4.25%	01/07/2025	1,440,000	1,414,800	-	-			1,440,000	1,414,800
Colombia
Colombia Government International Bond	4.00%	02/26/2024	810,000	846,045	-	-			810,000	846,045
Colombia Government International Bond	4.50%	01/28/2026	-	-	1,850,000	1,970,250			1,850,000	1,970,250
Indonesia
Indonesia Government International Bond	4.75%	01/08/2026	-	-	1,260,000	1,371,977			1,260,000	1,371,977
Indonesia Government International Bond	5.38%	10/17/2023	2,500,000	2,813,257	-	-			2,500,000	2,813,257
Mexico
Mexico Government International Bond	4.00%	10/02/2023	3,618,000	3,894,958	-	-			3,618,000	3,894,958
Peru
Peru Government International Bond	7.35%	07/21/2025	1,010,000	1,373,600	-	-			1,010,000	1,373,600
Republic of Korea
Export-Import Bank of Korea	4.00%	01/11/2017	3,750,000	3,805,875	1,700,000	1,725,330			5,450,000	5,531,205
Korea Development Bank	3.00%	03/17/2019	-	-	3,400,000	3,533,974			3,400,000	3,533,974
Korea Development Bank	3.50%	08/22/2017	1,610,000	1,651,242	900,000	923,054			2,510,000	2,574,296
Turkey
Turkey Government International Bond	5.75%	03/22/2024	2,180,000	2,430,940	-	-			2,180,000	2,430,940

Total Foreign Government Obligations				18,230,717		9,524,585				27,755,302

				Total Cost ($17,331,428)		Total Cost ($9,361,965)				Total Cost ($26,693,393)
Mortgage-Backed Securities - 12.5%
Adjustable Rate Mortgage Trust	1.29%	02/25/2035	4,403	4,390	-	-			4,403	4,390
Alternative Loan Trust	0.76%	08/25/2035	1,149,757	791,893	-	-			1,149,757	791,893
Alternative Loan Trust	5.50%	11/25/2035	1,991,811	1,802,401	-	-			1,991,811	1,802,401
Alternative Loan Trust	0.77%	11/20/2035	997,877	808,730	-	-			997,877	808,730
Alternative Loan Trust	6.50%	09/25/2037	7,526,615	5,418,548	-	-			7,526,615	5,418,548
Alternative Loan Trust	5.50%	04/25/2037	1,644,321	1,259,803	-	-			1,644,321	1,259,803
Aventura Mall Trust	3.87%	12/05/2032	-	-	4,500,000	4,865,025			4,500,000	4,865,025
Banc of America Commercial Mortgage Trust	5.72%	06/10/2049	2,358,105	2,417,960	2,373,931	2,434,188			4,732,036	4,852,148
Banc of America Funding Trust	2.89%	03/20/2035	162,134	159,670	-	-			162,134	159,670
Banc of America Re-REMIC Trust	5.72%	06/15/2049	-	-	2,295,000	2,327,165			2,295,000	2,327,165
BBCMS Trust	4.04%	09/05/2032	-	-	2,530,000	2,689,751			2,530,000	2,689,751
BB-UBS Trust	2.89%	06/05/2030	3,410,000	3,493,232	1,234,000	1,264,120			4,644,000	4,757,352
BB-UBS Trust	3.58%	06/05/2030	4,215,000	4,153,107	2,980,000	2,936,242			7,195,000	7,089,349
BCAP LLC Trust	2.38%	08/26/2035	-	-	1,859,227	1,865,915			1,859,227	1,865,915
BCAP LLC Trust	2.69%	10/26/2035	-	-	94,053	93,351			94,053	93,351
BCAP LLC Trust	2.83%	08/26/2035	-	-	1,158,258	1,145,545			1,158,258	1,145,545
BCAP LLC Trust	2.88%	10/26/2035	-	-	133,593	133,152			133,593	133,152
BCAP LLC Trust	2.91%	06/26/2035	-	-	705,607	708,964			705,607	708,964
BCAP LLC Trust	3.05%	04/26/2036	-	-	1,559,726	1,576,292			1,559,726	1,576,292
Bear Stearns Alt-A Trust	3.22%	11/25/2034	82,388	73,563	-	-			82,388	73,563
Bear Stearns Commercial Mortgage Securities Trust	5.19%	12/11/2038	2,485,860	2,501,271	1,081,074	1,087,776			3,566,934	3,589,047
Bear Stearns Commercial Mortgage Securities Trust	5.32%	02/11/2044	1,706,805	1,737,831	858,554	874,160			2,565,359	2,611,991
Bear Stearns Commercial Mortgage Securities Trust	5.65%	06/11/2050	1,612,079	1,671,809	1,060,252	1,099,536			2,672,331	2,771,345
Bear Stearns Mortgage Funding Trust	0.66%	12/25/2046	113,238	65,781	-	-			113,238	65,781
CHL Mortgage Pass-Through Trust	2.86%	02/25/2034	100,790	98,699	-	-			100,790	98,699
CHL Mortgage Pass-Through Trust	0.74%	04/25/2035	207,327	176,453	-	-			207,327	176,453
Citigroup Commercial Mortgage Trust	3.75%	03/10/2047	1,140,000	1,250,181	485,000	531,875			1,625,000	1,782,056
Citigroup Commercial Mortgage Trust	4.02%	03/10/2047	1,735,000	1,933,415	330,000	367,739			2,065,000	2,301,154
Citigroup Mortgage Loan Trust	3.50%	06/25/2058	5,401,960	5,556,335	2,969,135	3,053,986			8,371,095	8,610,321
Citigroup Mortgage Loan Trust	3.75%	09/25/2042	-	-	3,380,458	3,468,583			3,380,458	3,468,583
Citigroup Mortgage Loan Trust	4.00%	01/25/2035	-	-	1,781,439	1,827,280			1,781,439	1,827,280
COMM Mortgage Trust	1.71%	02/10/2028	-	-	273,898	273,672			273,898	273,672
COMM Mortgage Trust	5.54%	12/11/2049	2,350,000	2,382,687	-	-			2,350,000	2,382,687
COMM Mortgage Trust	4.72%	10/10/2046	565,000	643,868	-	-			565,000	643,868
COMM Mortgage Trust	3.37%	02/10/2028	1,380,000	1,448,792	2,625,000	2,755,854			4,005,000	4,204,646
COMM Mortgage Trust	3.42%	03/10/2031	-	-	2,760,000	2,951,382			2,760,000	2,951,382
COMM Mortgage Trust	3.96%	03/10/2047	1,240,000	1,366,029	1,500,000	1,652,454			2,740,000	3,018,483
Commercial Mortgage Pass-Through Certificates	3.40%	10/05/2030	1,560,000	1,637,413	5,475,000	5,746,689			7,035,000	7,384,102
Commercial Mortgage Trust	5.87%	12/10/2049	1,175,000	1,215,482	-	-			1,175,000	1,215,482
Core Industrial Trust	3.25%	02/10/2034	4,655,000	4,836,576	4,625,000	4,805,406			9,280,000	9,641,982
Credit Suisse Commercial Mortgage Trust	5.45%	01/15/2049	5,729	5,718	-	-			5,729	5,718
Credit Suisse Mortgage Capital Certificates	2.80%	09/27/2036	-	-	569,594	567,139			569,594	567,139
Credit Suisse Mortgage Capital Certificates	4.04%	08/26/2036	4,327,261	4,233,160	-	-			4,327,261	4,233,160
CSMC Trust	0.60%	12/27/2036	-	-	2,231,464	2,086,878			2,231,464	2,086,878
CSMC Trust	5.00%	02/27/2047	1,387,718	1,376,943	-	-			1,387,718	1,376,943
CSMC Trust	0.78%	12/27/2035	5,933,662	5,409,046	-	-			5,933,662	5,409,046
CSMC Trust	5.00%	06/26/2037	-	-	420,692	427,033			420,692	427,033
DBRR Trust	5.89%	06/17/2049	1,320,000	1,342,088	-	-			1,320,000	1,342,088
Extended Stay America Trust	2.96%	12/05/2031	1,289,157	1,293,302	-	-			1,289,157	1,293,302
GMACM Mortgage Loan Trust	3.42%	12/19/2033	27,332	25,868	-	-			27,332	25,868
GMACM Mortgage Loan Trust	3.27%	03/18/2035	54,725	53,226	-	-			54,725	53,226
GS Mortgage Securities Corp. II	3.55%	12/10/2027	3,320,000	3,177,591	-	-			3,320,000	3,177,591
GS Mortgage Securities Corp. Trust	3.63%	06/05/2031	410,000	420,690	2,825,000	2,898,658			3,235,000	3,319,348
GS Mortgage Securities Trust	3.56%	04/10/2031	-	-	4,055,517	4,214,347			4,055,517	4,214,347
HarborView Mortgage Loan Trust	1.01%	06/19/2034	-	-	580,750	534,817			580,750	534,817
Hilton USA Trust	2.66%	11/05/2030	-	-	2,885,000	2,897,318			2,885,000	2,897,318
Hilton USA Trust	4.41%	11/05/2030	970,000	975,757	-	-			970,000	975,757
Hilton USA Trust, Interest Only STRIPS	0.00%	11/05/2030	22,320,000	223	-	-			22,320,000	223
Houston Galleria Mall Trust	3.09%	03/05/2037	-	-	3,600,000	3,739,571			3,600,000	3,739,571
Impac CMB Trust	1.13%	10/25/2033	-	-	382,698	370,659			382,698	370,659
Impac CMB Trust	1.25%	10/25/2034	38,252	35,068	-	-			38,252	35,068
Independent National Mortgage Corp. Index Mortgage Loan Trust	4.07%	08/25/2037	663,279	501,773	-	-			663,279	501,773
Jefferies Re-REMIC Trust	3.25%	05/26/2037	-	-	1,053,770	1,053,860			1,053,770	1,053,860
JPMorgan Chase Commercial Mortgage Securities Trust	3.77%	06/10/2027	-	-	2,800,000	2,888,110			2,800,000	2,888,110
JPMorgan Chase Commercial Mortgage Securities Trust	5.43%	06/12/2047	3,778,246	3,822,802	-	-			3,778,246	3,822,802
JPMorgan Chase Commercial Mortgage Securities Trust	5.93%	06/15/2049	228,517	230,187	-	-			228,517	230,187
JPMorgan Chase Commercial Mortgage Securities Trust	5.85%	02/15/2051	3,377,548	3,496,807	288,251	298,429			3,665,799	3,795,236
JPMorgan Chase Commercial Mortgage Securities Trust	5.44%	01/15/2049	2,714,554	2,762,555	1,157,257	1,177,721			3,871,811	3,940,276
JPMorgan Chase Commercial Mortgage Securities Trust	3.91%	05/05/2030	190,959	205,154	3,172,860	3,408,707			3,363,819	3,613,861
JPMorgan Mortgage Trust	2.45%	02/25/2034	67,422	66,692	-	-			67,422	66,692
JPMorgan Mortgage Trust	2.71%	11/25/2033	75,579	75,884	-	-			75,579	75,884
JPMorgan Mortgage Trust	6.50%	08/25/2036	396,861	324,874	-	-			396,861	324,874
JPMorgan Re-REMIC Trust	2.92%	05/26/2037	5,336,809	5,331,099	-	-			5,336,809	5,331,099
LB Commercial Mortgage Trust	6.07%	07/15/2044	-	-	819,989	849,502			819,989	849,502
LB-UBS Commercial Mortgage Trust	6.36%	09/15/2045	900,000	950,554	-	-			900,000	950,554
MASTR Adjustable Rate Mortgages Trust	2.90%	11/25/2035	573,233	431,722	-	-			573,233	431,722
Merrill Lynch Mortgage Investors Trust	1.09%	10/25/2028	37,023	36,082	-	-			37,023	36,082
Merrill Lynch Mortgage Investors Trust	2.77%	02/25/2034	218,384	218,973	-	-			218,384	218,973
Merrill Lynch Mortgage Investors Trust	0.72%	04/25/2035	42,605	40,566	-	-			42,605	40,566
Merrill Lynch Mortgage Investors Trust	2.88%	07/25/2035	233,455	206,057	-	-			233,455	206,057
Merrill Lynch Mortgage Trust	6.02%	06/12/2050	1,013,943	1,039,356	-	-			1,013,943	1,039,356
Morgan Stanley Bank of America Merrill Lynch Trust	4.56%	08/15/2046	-	-	1,035,000	1,132,370			1,035,000	1,132,370
Morgan Stanley Capital I Trust	5.90%	04/12/2049	2,855,000	2,874,794	-	-			2,855,000	2,874,794

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Morgan Stanley Capital I Trust	5.31%	03/15/2044	$3,674,818	$3,730,535	$1,085,515	$1,101,974			$4,760,333	$4,832,509
Morgan Stanley Capital I Trust	5.41%	03/15/2044	1,090,000	1,110,912	-	-			1,090,000	1,110,912
Morgan Stanley Capital I Trust	5.67%	04/15/2049	1,030,988	1,058,048	2,580,272	2,647,996			3,611,260	3,706,044
Morgan Stanley Capital I Trust	5.82%	06/11/2042	-	-	1,527,164	1,578,515			1,527,164	1,578,515
Morgan Stanley Capital I Trust	6.10%	06/11/2049	1,225,000	1,262,969	-	-			1,225,000	1,262,969
Morgan Stanley Re-REMIC Trust	1.17%	09/26/2036	-	-	546,299	528,235			546,299	528,235
Morgan Stanley Re-REMIC Trust	5.99%	08/15/2045	540,000	550,574	-	-			540,000	550,574
Morgan Stanley Re-REMIC Trust	2.00%	07/27/2049	478,515	474,836	-	-			478,515	474,836
Morgan Stanley Re-REMIC Trust	2.20%	11/26/2036	-	-	452,054	449,638			452,054	449,638
Morgan Stanley Re-REMIC Trust	2.89%	11/21/2035	-	-	1,772,246	1,784,675			1,772,246	1,784,675
Morgan Stanley Re-REMIC Trust	3.00%	07/26/2048	7,253,938	7,397,115	1,527,145	1,557,287			8,781,083	8,954,402
Morgan Stanley Re-REMIC Trust	5.50%	10/26/2035	-	-	215,592	225,324			215,592	225,324
Morgan Stanley Re-REMIC Trust	6.25%	08/15/2045	-	-	3,202,489	3,266,935			3,202,489	3,266,935
Motel 6 Trust	3.30%	02/05/2030	-	-	4,105,000	4,139,390			4,105,000	4,139,390
Motel 6 Trust	3.64%	02/05/2030	11,625,000	11,563,135	5,795,000	5,764,161			17,420,000	17,327,296
NACC Reperforming Loan REMIC Trust	6.50%	10/25/2034	92,096	92,888	-	-			92,096	92,888
Nationstar Mortgage Loan Trust	3.75%	12/25/2052	3,887,390	4,038,022	872,475	906,283			4,759,865	4,944,305
New Residential Mortgage Loan Trust	3.75%	01/25/2054	1,697,612	1,759,993	-	-			1,697,612	1,759,993
New Residential Mortgage Loan Trust	3.75%	05/25/2054	-	-	1,459,957	1,515,858			1,459,957	1,515,858
New Residential Mortgage Loan Trust	3.75%	11/25/2054	3,042,087	3,174,725	1,501,830	1,567,312			4,543,917	4,742,037
New Residential Mortgage Loan Trust	3.75%	08/25/2055	-	-	5,655,776	5,920,561			5,655,776	5,920,561
New Residential Mortgage Loan Trust	3.75%	03/25/2056	-	-	4,430,005	4,627,735			4,430,005	4,627,735
New Residential Mortgage Loan Trust	3.75%	11/25/2035	-	-	4,846,743	5,067,022			4,846,743	5,067,022
Palisades Center Trust	2.71%	04/13/2033	-	-	6,500,000	6,600,693			6,500,000	6,600,693
Provident Funding Mortgage Loan Trust	1.03%	05/25/2035	3,356,087	3,216,113	905,419	867,656			4,261,506	4,083,769
Queens Center Mortgage Trust	3.59%	01/11/2037	4,200,000	3,956,203	-	-			4,200,000	3,956,203
RALI Trust	0.60%	02/25/2047	523,999	413,795	-	-			523,999	413,795
RALI Trust	0.64%	05/25/2047	977,995	758,339	-	-			977,995	758,339
RBSCF Trust	6.15%	02/16/2051	-	-	1,215,000	1,236,066			1,215,000	1,236,066
RBSCF Trust	6.15%	02/16/2051	6,734,996	6,757,369	-	-			6,734,996	6,757,369
RBSSP Resecuritization Trust	0.85%	06/26/2037	-	-	861,502	817,052			861,502	817,052
RBSSP Resecuritization Trust	2.49%	01/26/2036	-	-	1,224,438	1,234,128			1,224,438	1,234,128
SCG Trust	2.39%	11/15/2026	1,140,000	1,136,777	1,400,000	1,396,042			2,540,000	2,532,819
STRIPS, Ltd.	1.50%	12/25/2044	366,204	365,746	-	-			366,204	365,746
Structured Adjustable Rate Mortgage Loan Trust	2.84%	07/25/2035	672,308	540,469	-	-			672,308	540,469
Structured Adjustable Rate Mortgage Loan Trust	3.06%	04/25/2047	1,649,897	1,262,982	-	-			1,649,897	1,262,982
Structured Asset Mortgage Investments II Trust	1.15%	01/19/2034	47,335	45,475	-	-			47,335	45,475
Towd Point Mortgage Trust	2.75%	04/25/2055	-	-	2,326,454	2,354,747			2,326,454	2,354,747
Towd Point Mortgage Trust	3.00%	03/25/2054	3,488,417	3,556,381	1,970,163	2,008,547			5,458,580	5,564,928
Towd Point Mortgage Trust	2.75%	05/25/2055	4,033,904	4,083,981	6,247,197	6,324,749			10,281,101	10,408,730
Towd Point Mortgage Trust	2.75%	08/25/2055	-	-	3,537,477	3,585,254			3,537,477	3,585,254
Towd Point Mortgage Trust	2.75%	04/25/2055	-	-	5,917,753	5,995,196			5,917,753	5,995,196
UBS-BAMLL Trust	3.66%	06/10/2030	2,680,000	2,842,914	1,239,000	1,314,317			3,919,000	4,157,231
Voyager BRSTN Delaware Trust, Interest Only STRIPS	0.70%	12/26/2036	168,124	163,101	-	-			168,124	163,101
WaMu Mortgage Pass-Through Certificates Trust	0.74%	07/25/2045	61,566	57,578	-	-			61,566	57,578
WaMu Mortgage Pass-Through Certificates Trust	1.22%	07/25/2047	837,170	218,680	-	-			837,170	218,680
Wells Fargo Commercial Mortgage Trust	3.78%	02/15/2048	-	-	3,000,000	3,140,621			3,000,000	3,140,621
Wells Fargo Mortgage-Backed Securities Trust	2.68%	12/25/2033	-	-	849,379	845,670			849,379	845,670
Wells Fargo Re-REMIC Trust	1.75%	08/20/2021	65,955	65,947	-	-			65,955	65,947

Total Mortgage-Backed Securities				155,526,132		161,450,860				316,976,992

				Total Cost ($159,247,499)		Total Cost ($160,179,245)				Total Cost ($319,426,744)
Municipal Government Obligations - 0.5%
California
Los Angeles Community College District	6.60%	08/01/2042	340,000	519,411	-	-			340,000	519,411
State of California	7.60%	11/01/2040	1,585,000	2,563,896	2,000,000	3,235,200			3,585,000	5,799,096
State of California	7.95%	03/01/2036	-	-	1,075,000	1,306,566			1,075,000	1,306,566
University of California	4.86%	05/15/2112	315,000	351,178	-	-			315,000	351,178
Georgia
Municipal Electric Authority of Georgia	6.64%	04/01/2057	295,000	388,462	-	-			295,000	388,462
Illinois
State of Illinois	5.10%	06/01/2033	670,000	643,166	-	-			670,000	643,166
New Jersey
New Jersey Turnpike Authority	7.41%	01/01/2040	431,000	674,662	-	-			431,000	674,662
New York
Metropolitan Transportation Authority	6.81%	11/15/2040	355,000	517,267	-	-			355,000	517,267
New York City Water & Sewer System	5.88%	06/15/2044	340,000	488,713	-	-			340,000	488,713
New York State Dormitory Authority	5.39%	03/15/2040	330,000	437,464	-	-			330,000	437,464
Port Authority of New York & New Jersey	4.96%	08/01/2046	570,000	708,333	-	-			570,000	708,333

Total Municipal Government Obligations				7,292,552		4,541,766				11,834,318

				Total Cost ($6,302,493)		Total Cost ($4,226,792)				Total Cost ($10,529,285)
U.S. Government Agency Obligations - 16.9%
Federal Home Loan Mortgage Corp.	2.25%	02/01/2037	46,890	48,910	-	-			46,890	48,910
Federal Home Loan Mortgage Corp.	2.25%	05/01/2037	91,068	94,012	-	-			91,068	94,012
Federal Home Loan Mortgage Corp.	2.37%	04/01/2037	192,662	200,833	-	-			192,662	200,833
Federal Home Loan Mortgage Corp.	2.49%	09/01/2035	1,059,608	1,125,142	-	-			1,059,608	1,125,142
Federal Home Loan Mortgage Corp.	2.54%	01/01/2038	231,741	245,353	-	-			231,741	245,353
Federal Home Loan Mortgage Corp.	2.55%	09/01/2037	22,193	23,651	-	-			22,193	23,651
Federal Home Loan Mortgage Corp.	2.63%	12/01/2034	21,325	22,774	-	-			21,325	22,774
Federal Home Loan Mortgage Corp.	3.00%	05/01/2037	102,888	109,682	-	-			102,888	109,682
Federal Home Loan Mortgage Corp.	3.00%	02/01/2041	658,493	698,412	-	-			658,493	698,412
Federal Home Loan Mortgage Corp.	5.00%	12/01/2035	-	-	699,782	790,207			699,782	790,207
Federal Home Loan Mortgage Corp.	5.50%	12/01/2016	1,498	1,504	-	-			1,498	1,504
Federal Home Loan Mortgage Corp.	5.50%	12/01/2016	21	21	-	-			21	21
Federal Home Loan Mortgage Corp.	5.50%	06/01/2041	2,010,688	2,255,402	-	-			2,010,688	2,255,402
Federal Home Loan Mortgage Corp.	5.50%	11/01/2038	-	-	382,442	440,609			382,442	440,609
Federal Home Loan Mortgage Corp.	6.00%	11/01/2016	106	106	-	-			106	106
Federal Home Loan Mortgage Corp.	6.00%	08/01/2016	32	32	-	-			32	32
Federal Home Loan Mortgage Corp.	6.00%	05/01/2031	545,258	632,795	-	-			545,258	632,795
Federal National Mortgage Association	0.00%	10/09/2019	-	-	6,045,000	5,806,869			6,045,000	5,806,869
Federal National Mortgage Association	1.70%	08/01/2037	9,170	9,415	-	-			9,170	9,415
Federal National Mortgage Association	2.16%	08/01/2034	13,492	14,028	-	-			13,492	14,028
Federal National Mortgage Association	2.29%	01/01/2035	25,973	27,060	-	-			25,973	27,060
Federal National Mortgage Association	2.50%	07/01/2031	9,151,000	9,467,526	9,190,000	9,507,875			18,341,000	18,975,401
Federal National Mortgage Association	2.65%	08/01/2035	67,162	69,449	-	-			67,162	69,449
Federal National Mortgage Association	2.82%	03/01/2041	418,093	442,816	-	-			418,093	442,816
Federal National Mortgage Association	2.95%	03/01/2041	265,919	281,039	-	-			265,919	281,039
Federal National Mortgage Association	3.00%	07/01/2046	60,605,000	62,894,245	61,463,000	63,784,654			122,068,000	126,678,899
Federal National Mortgage Association	3.50%	07/01/2028	1,128,467	1,210,573	-	-			1,128,467	1,210,573
Federal National Mortgage Association	3.50%	10/01/2028	2,159,751	2,315,842	-	-			2,159,751	2,315,842
Federal National Mortgage Association	3.50%	01/01/2029	1,425,844	1,528,772	-	-			1,425,844	1,528,772
Federal National Mortgage Association	3.50%	07/01/2031	4,144,000	4,391,084	13,676,000	14,491,426			17,820,000	18,882,510
Federal National Mortgage Association	3.50%	07/14/2046	59,741,000	63,036,087	60,025,000	63,335,751			119,766,000	126,371,838
Federal National Mortgage Association	4.00%	07/01/2046	21,425,000	22,971,002	21,272,000	22,806,962			42,697,000	45,777,964
Federal National Mortgage Association	4.50%	06/01/2026	2,423,559	2,604,608	-	-			2,423,559	2,604,608
Federal National Mortgage Association	4.50%	02/01/2025	351,543	374,784	-	-			351,543	374,784
Federal National Mortgage Association	4.50%	04/01/2025	69,401	74,879	-	-			69,401	74,879
Federal National Mortgage Association	4.50%	07/01/2025	260,952	280,963	-	-			260,952	280,963
Federal National Mortgage Association	5.00%	04/01/2039	1,266,828	1,431,987	9,023,227	10,199,604			10,290,055	11,631,591
Federal National Mortgage Association	5.00%	08/01/2039	1,362,457	1,531,371	1,362,457	1,531,371			2,724,914	3,062,742
Federal National Mortgage Association	5.00%	10/01/2039	1,106,693	1,244,293	1,111,620	1,249,833			2,218,313	2,494,126
Federal National Mortgage Association	5.00%	11/01/2039	2,496,891	2,823,991	2,488,157	2,814,113			4,985,048	5,638,104
Federal National Mortgage Association	5.00%	11/01/2039	1,025,272	1,159,513	919,812	1,040,245			1,945,084	2,199,758
Federal National Mortgage Association	5.00%	07/01/2046	2,122,000	2,357,673	2,159,000	2,398,782			4,281,000	4,756,455
Federal National Mortgage Association	5.50%	04/01/2036	38,212	40,740	-	-			38,212	40,740
Federal National Mortgage Association	5.50%	04/01/2041	161,594	182,552	-	-			161,594	182,552
Federal National Mortgage Association	5.50%	10/01/2036	-	-	494,637	572,593			494,637	572,593
Federal National Mortgage Association	5.50%	08/01/2037	60,578	68,578	-	-			60,578	68,578

			TPP Master		TAF Destination		Adjustments			Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value		Principal	Value

Federal National Mortgage Association	5.50%	06/01/2038	$-	$-	$498,980	$567,860				$498,980	$567,860
Federal National Mortgage Association	5.50%	08/01/2037	1,337,235	1,518,029	-	-				1,337,235	1,518,029
Federal National Mortgage Association	6.00%	02/01/2041	1,821,342	2,106,354	908,778	1,050,987				2,730,120	3,157,341
Federal National Mortgage Association	6.00%	02/01/2034	848,668	985,422	-	-				848,668	985,422
Federal National Mortgage Association	6.00%	08/01/2034	494,485	572,703	-	-				494,485	572,703
Federal National Mortgage Association	6.00%	04/01/2035	3,732,377	4,333,759	-	-				3,732,377	4,333,759
Federal National Mortgage Association	6.00%	02/01/2034	3,946	4,507	-	-				3,946	4,507
Federal National Mortgage Association	6.00%	10/01/2034	2,636	3,010	-	-				2,636	3,010
Federal National Mortgage Association	6.00%	01/01/2035	33,241	37,965	-	-				33,241	37,965
Federal National Mortgage Association	6.00%	02/01/2038	286,794	330,573	-	-				286,794	330,573
Federal National Mortgage Association	6.00%	03/01/2038	-	-	950,444	1,109,611				950,444	1,109,611
Federal National Mortgage Association	6.00%	10/01/2038	106,684	123,193	-	-				106,684	123,193
Federal National Mortgage Association	6.00%	12/01/2038	128,979	148,868	-	-				128,979	148,868
Federal National Mortgage Association	6.00%	05/01/2038	366,928	425,924	-	-				366,928	425,924
Federal National Mortgage Association	6.00%	03/01/2038	112,378	130,154	-	-				112,378	130,154
Federal National Mortgage Association	6.00%	12/01/2037	-	-	1,349,637	1,566,128				1,349,637	1,566,128
Federal National Mortgage Association	6.00%	09/01/2038	-	-	376,746	433,730				376,746	433,730
Federal National Mortgage Association	6.00%	11/01/2034	-	-	1,223,997	1,418,527				1,223,997	1,418,527
Federal National Mortgage Association	6.00%	01/01/2040	865,908	1,011,064	459,162	536,134				1,325,070	1,547,198
Federal National Mortgage Association	6.50%	05/01/2040	2,514,759	2,921,513	-	-				2,514,759	2,921,513
Federal National Mortgage Association	6.50%	06/01/2038	-	-	1,122,681	1,388,556				1,122,681	1,388,556
Federal National Mortgage Association	7.00%	09/01/2016	74	74	-	-				74	74
Federal National Mortgage Association	7.00%	09/01/2016	46	46	-	-				46	46
Government National Mortgage Association	4.46%	06/20/2062	7,286,974	7,758,540	6,170,421	6,569,732				13,457,395	14,328,272
Government National Mortgage Association, Interest Only STRIPS	0.90%	02/16/2053	9,011,059	550,293	-	-				9,011,059	550,293

Total U.S. Government Agency Obligations				211,255,490		215,412,159					426,667,649

				Total Cost ($208,783,584)		Total Cost ($213,690,349)					Total Cost ($422,473,933)
U.S. Government Obligations - 23.4%
U.S. Treasury Bond	2.50%	02/15/2045	10,126,000	10,542,513	20,572,200	21,418,396				30,698,200	31,960,909
U.S. Treasury Bond	2.75%	08/15/2042	11,570,500	12,748,342	12,839,000	14,145,972				24,409,500	26,894,314
U.S. Treasury Bond	2.88%	08/15/2045	-	-	6,049,000	6,792,368				6,049,000	6,792,368
U.S. Treasury Bond	3.00%	11/15/2045	400,000	459,938	-	-				400,000	459,938
U.S. Treasury Bond	3.13%	02/15/2042	-	-	15,643,800	18,485,355				15,643,800	18,485,355
U.S. Treasury Bond	3.50%	02/15/2039	3,049,000	3,847,933	10,439,100	13,174,468				13,488,100	17,022,401
U.S. Treasury Bond	3.63%	02/15/2044	38,610,900	49,783,929	5,501,700	7,093,754				44,112,600	56,877,683
U.S. Treasury Bond	4.50%	02/15/2036	9,878,200	14,228,470	12,225,500	17,609,500				22,103,700	31,837,970
U.S. Treasury Bond	4.75%	02/15/2037	2,822,000	4,197,945	2,210,000	3,287,547				5,032,000	7,485,492
U.S. Treasury Bond	5.25%	02/15/2029	8,215,000	11,615,879	11,004,500	15,560,187				19,219,500	27,176,066
U.S. Treasury Inflation Indexed Bond	1.75%	01/15/2028	1,740,256	2,034,491	7,287,720	8,519,899				9,027,976	10,554,390
U.S. Treasury Inflation Indexed Bond	2.50%	01/15/2029	7,433,630	9,418,640	7,325,997	9,282,265				14,759,627	18,700,905
U.S. Treasury Inflation Indexed Note	0.63%	01/15/2024	15,901,475	16,647,477	10,967,206	11,481,722				26,868,681	28,129,199
U.S. Treasury Note	0.38%	10/31/2016	19,272,000	19,273,310	25,178,000	25,179,712				44,450,000	44,453,022
U.S. Treasury Note	0.50%	09/30/2016	4,374,000	4,375,627	10,643,600	10,647,559				15,017,600	15,023,186
U.S. Treasury Note	0.50%	07/31/2017	-	-	5,611,300	5,609,549				5,611,300	5,609,549
U.S. Treasury Note	0.63%	09/30/2017	5,085,000	5,089,770	6,792,300	6,798,671				11,877,300	11,888,441
U.S. Treasury Note	0.88%	04/15/2017	-	-	7,076,000	7,097,419				7,076,000	7,097,419
U.S. Treasury Note	0.88%	04/30/2017	12,222,000	12,259,130	20,645,000	20,707,720				32,867,000	32,966,850
U.S. Treasury Note	1.00%	11/30/2019	8,771,500	8,828,716	8,795,000	8,852,370				17,566,500	17,681,086
U.S. Treasury Note	1.25%	11/30/2018	24,527,900	24,877,619	17,004,200	17,246,646				41,532,100	42,124,265
U.S. Treasury Note	1.63%	03/31/2019	27,812,800	28,510,289	16,413,400	16,825,015				44,226,200	45,335,304
U.S. Treasury Note	1.63%	05/15/2026	-	-	400,000	404,891				400,000	404,891
U.S. Treasury Note	1.63%	08/15/2022	7,470,400	7,660,664	3,101,900	3,180,902				10,572,300	10,841,566
U.S. Treasury Note	1.63%	11/15/2022	6,582,600	6,737,910	1,876,000	1,920,262				8,458,600	8,658,172
U.S. Treasury Note	1.63%	02/15/2026	495,000	500,569	3,658,000	3,699,153				4,153,000	4,199,722
U.S. Treasury Note	1.75%	05/15/2023	3,333,000	3,438,329	-	-				3,333,000	3,438,329
U.S. Treasury Note	1.88%	11/30/2021	6,429,000	6,694,698	2,434,100	2,534,696				8,863,100	9,229,394
U.S. Treasury Note	2.00%	02/15/2025	13,447,000	14,068,924	15,638,900	16,362,199				29,085,900	30,431,123
U.S. Treasury Note	2.25%	11/15/2024	3,363,900	3,588,336	-	-				3,363,900	3,588,336
U.S. Treasury Note	2.50%	08/15/2023	6,868,000	7,440,243	-	-				6,868,000	7,440,243
U.S. Treasury Note	2.50%	05/15/2024	6,921,100	7,517,234	1,085,100	1,178,563				8,006,200	8,695,797

Total U.S. Government Obligations				296,386,925		295,096,760					591,483,685

				Total Cost ($276,257,730)		Total Cost ($279,796,153)					Total Cost ($556,053,883)
Preferred Stocks - 0.2%
Banks
Citigroup Capital XIII	7.01%		60,502	1,577,287	-	-				60,502	1,577,287
CoBank ACB	6.25%		-	-	6,000	619,125				6,000	619,125
Capital Markets
State Street Corp.	5.90%		23,039	649,469	-	-				23,039	649,469
Electric Utilities
SCE Trust III	5.75%		7,998	231,942	-	-				7,998	231,942
Thrifts & Mortgage Finance
Federal Home Loan Mortgage Corp.	8.38%		93,300	415,185	-	-				93,300	415,185
Federal National Mortgage Association	0.00%		1,300	9,555	-	-				1,300	9,555
Federal National Mortgage Association	8.25%		81,175	362,853	-	-				81,175	362,853

Total Preferred Stocks				3,246,291		619,125					3,865,416

				Total Cost ($4,586,141)		Total Cost ($612,000)					Total Cost ($5,198,141)
Short-Term U.S. Government Agency Obligations - 11.6%
Federal Home Loan Bank Discount Notes	0.33%	08/01/2016	15,300,000	15,296,710	47,170,000	47,159,858				62,470,000	62,456,568
Federal Home Loan Bank Discount Notes	0.33%	08/01/2016	50,000,000	49,989,250	-	-				50,000,000	49,989,250
Federal Home Loan Bank Discount Notes	0.34%	10/03/2016	13,200,000	13,187,592	8,500,000	8,492,010				21,700,000	21,679,602
Federal Home Loan Bank Discount Notes	0.34%	08/12/2016	9,708,000	9,705,165	3,973,000	3,971,840				13,681,000	13,677,005
Federal Home Loan Bank Discount Notes	0.34%	07/08/2016	-	-	5,500,000	5,499,819				5,500,000	5,499,819
Federal Home Loan Bank Discount Notes	0.35%	07/08/2016	800,000	799,974	21,550,000	21,549,289				22,350,000	22,349,263
Federal Home Loan Bank Discount Notes	0.35%	07/29/2016	4,300,000	4,299,432	16,700,000	16,697,796				21,000,000	20,997,228
Federal Home Loan Bank Discount Notes	0.40%	09/07/2016	24,670,000	24,656,950	24,900,000	24,886,828				49,570,000	49,543,778
Federal Home Loan Bank Discount Notes	0.40%	09/16/2016	21,230,000	21,217,283	14,445,000	14,436,347				35,675,000	35,653,630
Federal Home Loan Bank Discount Notes	0.43%	08/12/2016	1,000,000	999,708	9,060,000	9,057,354				10,060,000	10,057,062
Federal Home Loan Bank Discount Notes	0.47%	08/17/2016	-	-	150,000	149,951				150,000	149,951

Total Short-Term U.S. Government Agency Obligations				140,152,064		151,901,092					292,053,156

				Total Cost ($140,136,694)		Total Cost ($151,885,035)					Total Cost ($292,021,729)
Short-Term U.S. Government Obligations - 2.0%
U.S. Treasury Bill	0.20%	08/11/2016	8,412,000	8,410,048	-	-				8,412,000	8,410,048
U.S. Treasury Bill	0.21%	07/07/2016	5,575,000	5,574,944	-	-				5,575,000	5,574,944
U.S. Treasury Bill	0.27%	08/11/2016	2,700,000	2,699,374	-	-				2,700,000	2,699,374
U.S. Treasury Bill	0.29%	08/18/2016	-	-	1,365,000	1,364,582				1,365,000	1,364,582
U.S. Treasury Bill	0.29%	10/06/2016	8,415,000	8,409,194	17,330,000	17,318,042				25,745,000	25,727,236
U.S. Treasury Bill	0.30%	08/18/2016	-	-	6,460,000	6,458,023				6,460,000	6,458,023

Total Short-Term U.S. Government Obligations				25,093,560		25,140,647					50,234,207

				Total Cost ($25,092,620)		Total Cost ($25,138,695)					Total Cost ($50,231,315)

			Shares	Value	Shares	Value	Shares	Value		Shares	Value

Securities Lending Collateral - 5.1%
State Street Navigator Securities Lending Trust - Prime Portfolio	0.51%		86,070,228	86,070,228	42,194,079	42,194,079				128,264,307	128,264,307

Total Securities Lending Collateral				86,070,228		42,194,079					128,264,307

				Total Cost ($86,070,228)		Total Cost ($42,194,079)					Total Cost ($128,264,307)

			Principal	Value	Principal	Value	Principal	Value		Principal	Value

Repurchase Agreement - 2.3%
State Street Bank & Trust Co.	0.03%	07/01/2016	$23,956,669	23,956,669	$34,059,776	34,059,776				$58,016,445	58,016,445

Total Repurchase Agreement				23,956,669		34,059,776					58,016,445

				Total Cost ($23,956,669)		Total Cost ($34,059,776)					Total Cost ($58,016,445)

Total Investments				1,521,572,743		1,498,510,949					3,020,083,692

				Total Cost ($1,494,182,811)		Total Cost ($1,469,521,059)					Total Cost ($2,963,703,870)

Other Assets and Liabilities - (19.6)%				(265,780,287)		(226,453,587)		(1,710,829)	(a) (c)		(493,944,703)

Net Assets				$1,255,792,456		1,272,057,362		($1,710,829)			$2,526,138,989

VALUATION SUMMARY:

Investments	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Asset-Backed Securities	$-	$77,419,599	$-	$77,419,599	$-	$69,317,501	$-	$69,317,501	$-	$146,737,100	$-	$146,737,100
Corporate Debt Securities	-	476,942,516	-	476,942,516	-	489,252,599	-	489,252,599	-	966,195,115	-	966,195,115
Foreign Government Obligations	-	18,230,717	-	18,230,717	-	9,524,585	-	9,524,585	-	27,755,302	-	27,755,302
Mortgage-Backed Securities	-	155,526,132	-	155,526,132	-	161,450,860	-	161,450,860	-	316,976,992	-	316,976,992
Municipal Government Obligations	-	7,292,552	-	7,292,552	-	4,541,766	-	4,541,766	-	11,834,318	-	11,834,318
U.S. Government Agency Obligations	-	211,255,490	-	211,255,490	-	215,412,159	-	215,412,159	-	426,667,649	-	426,667,649
U.S. Government Obligations	-	296,386,925	-	296,386,925	-	295,096,760	-	295,096,760	-	591,483,685	-	591,483,685
Preferred Stocks	3,246,291	-	-	3,246,291	619,125	-	-	619,125	3,865,416	-	-	3,865,416
Short-Term U.S. Government Agency Obligations	-	140,152,064	-	140,152,064	-	151,901,092	-	151,901,092	-	292,053,156	-	292,053,156
Short-Term U.S. Government Obligations	-	25,093,560	-	25,093,560	-	25,140,647	-	25,140,647	-	50,234,207	-	50,234,207
Securities Lending Collateral	86,070,228	-	-	86,070,228	42,194,079	-	-	42,194,079	128,264,307	-	-	128,264,307
Repurchase Agreement	-	23,956,669	-	23,956,669	-	34,059,776	-	34,059,776	-	58,016,445	-	58,016,445
Total Investments	$89,316,519	$1,432,256,224	$-	$1,521,572,743	$42,813,204	$1,455,697,745	$-	$1,498,510,949	$132,129,723	$2,887,953,969	$-	$3,020,083,692
(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

    As of June 30, 2016, all securities held by the Target Master Portfolio would comply with the investment restrictions of the Destination Fund.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder, and TAF Destination

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

		TPP Master		TPFG Feeder		TPFG II Feeder		TAF Destination		Adjustments				Combined Pro Forma Destination
Assets:
Investments, at value	$	1,497,616,074	$		$		$	1,464,451,173	$	-			$	2,962,067,247
Repurchase agreements, at value		23,956,669						34,059,776		-				58,016,445
Investments in Series Portfolio, at value				382,230,935		374,966,202				(757,197,137)	(b	)		-
Receivables:
Shares of beneficial interest sold								5,290		-				5,290
Investments sold		1,890,756						3,259,976		-				5,150,732
Interest		8,016,744						7,996,173		-				16,012,917
Dividends								9,375		-				9,375
Tax reclaims								8,948		-				8,948
Net income from securities lending		18,088								-				18,088
Due from advisor						14,905				-				14,905
Prepaid Expenses		4,369		1,567		1,394		3,938		-				11,268

Total assets	$	1,531,502,700	$	382,232,502	$	374,982,501	$	1,509,794,649	$	(757,197,137)			$	3,041,315,215

Liabilities:
Due to custodian		12,860,424						8,492,598		-				21,353,022
Cash deposit due to broker								616,000		-				616,000
Payables and other liabilities:
Shares of beneficial interest redeemed				246,044		1,047,896		41		-				1,293,981
Investments purchased		6,233,310						186,003,393		-				192,236,703
When-issued, delay-delivery, and forward commitment securities purchased		169,737,326								-				169,737,326
Investment advisory fees		360,509						393,694		-				754,203
Administration/Investment advisory fees				93,438		15,266				-				108,704
Distribution and service fees				77,865		76,329		377		-				154,571
Transfer agent fees								7,770		-				7,770
Trustee, CCO and deferred compensation fees		2,483		951		895		108		-				4,437
Audit and tax fees		13,813		9,156		9,117		14,800		-				46,886
Custody and accounting fees		41,823		1,831		1,831				-				45,485
Legal fees		21,057		6,282		6,725		3,181		-				37,245
Printing and shareholder reports fees		8,169		13,661		7,733		165		-				29,728
Registration fees				6,526		10,934		10,943		-				28,403
Dividends, interest and fees for borrowings from securities sold short						3,401				-				3,401
Other		8,102		3,326				137		89,488	(c	)		101,053
Variation margin payable		353,000								-				353,000
Collateral for securities on loan		86,070,228						42,194,080		-				128,264,308

Total liabilities		275,710,244		459,080		1,180,127		237,737,287		89,488				515,176,226

Net Assets	$	1,255,792,456	$	381,773,422	$	373,802,374	$	1,272,057,362.00	$	(757,286,625)			$	2,526,138,989

Net Assets Consist of:
Paid-in capital	$	(27,407,350)		375,645,517		362,058,316		1,240,768,491	$	527,473,617	(d	)	$	2,478,538,591
Undistributed (distributions in excess of) net investment income (loss)		1,091,916,672		23,772		28,841		(394,383)		(1,091,969,285)	(d	)		(394,383)
Accumulated net realized gain (loss)		163,893,202		1,102,664		405,159		2,693,369		(165,401,025)	(d	)		2,693,369
Net unrealized appreciation (depreciation) on:
Investments		27,389,932						28,989,885		(27,389,932)	(d	)		28,989,885
Allocated from Series Portfolio				5,001,469		11,310,058		-		-				16,311,527

Net Assets	$	1,255,792,456	$	381,773,422	$	373,802,374	$	1,272,057,362	$	(757,286,625)	(d	)	$	2,526,138,989

		-		-		-		-		-
Net assets by class:				-		-		-
Class I2	$	-	$	-	$	-	$	1,272,057,362	$	-			$	1,272,057,362
Class I3		498,595,319		-		-		-		(89,488)	(c	)		498,505,831
Class R		-		381,773,422		-		-		-				381,773,422
Class R4		-		-		373,802,374		-		-				373,802,374
Shares outstanding (unlimited shares, no par value):
Class I2		-		-		-		122,559,850		-				122,559,850
Class I3		48,034,231		-		-		-		-				48,034,231
Class R		-		28,698,327		-		-		8,081,386	(e	)		36,779,713
Class R4		-		-		33,963,361		-		2,048,428	(e	)		36,011,789
Net asset value per share:
Class I2	$	-	$	-	$	-	$	10.38	$	-			$	10.38
Class I3		10.38		-		-		10.38		(10.38)	(f	)		10.38
Class R		-		13.30		-		10.38		(13.30)	(f	)		10.38
Class R4		-		-		11.01		10.38		(11.01)	(f	)		10.38

Investments, at cost	$	1,470,226,142	$	-	$	-	$	1,435,461,283		-			$	2,905,687,425
Securities loaned, at value		84,321,136		-		-		41,340,047		-				125,661,183
Repurchase agreements, at cost		23,956,669		-		-		34,059,776		-				58,016,445

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF OPERATIONS

For the twelve-month period ended June 30, 2016

		TPP Master		TPFG Feeder		TPFG II Feeder		TAF Destination		Adjustments			Combined Pro Forma Destination
Investment Income:

Dividend income	$	157,335	$	47,035	$	45,633	$	37,500	$	(92,668)	(b)	$	194,835
Interest income		36,081,641		10,782,389		10,460,530		22,821,265		(21,242,919)	(b)		58,902,906
Net income (loss) from securities lending		144,956		43,267		42,176		38,066		(85,443)	(b)		183,022
Withholding taxes on foreign income		998		288		293		-		(581)	(b)		998
Expenses (net of waiver and/or reimbursement)		-		(1,438,994)		(1,396,085)		-		2,835,079	(b)		-

Total investment income (loss)		36,384,930		9,433,985		9,152,547		22,896,831		(18,586,532)			59,281,761

Expenses:
Investment advisory fees		4,537,004		-		-		1,871,769		540,329	(g)		6,949,102
Investment management fees		-		-		-		1,526,013		-			1,526,013
Administration/Investment advisory fees		-		1,160,357		187,740		-		(1,348,097)	(h)		-
Distribution and service fees:
Class R		-		966,965		-		-		964,275	(i)		1,931,240
Class R4		-		-		938,700		-		(1,328)	(i)		937,372
Administration fees		-		-		-		158,052		(158,052)	(h)		-
Transfer agent fees:
Class I2		-		-		-		70,229					70,229
Trustee, CCO and deferred compensation fees		21,214		7,557		6,874		13,889		-			49,534
Audit and tax fees		28,189		18,224		17,430		35,454		(36,266)	(j)		63,031
Custody fees		159,825		11,276		11,278		93,829		(85,295)	(k)		190,913
Legal fees		45,708		16,652		14,455		26,712		-			103,527
Printing and shareholder reports fees		5,285		50,880		28,130		6,102		-			90,397
Registration fees		-		30,590		35,315		29					65,934
Other		22,109		10,863		10,957		11,114		-			55,043

Total expenses before waiver and/or reimbursement and recapture		4,819,334		2,273,364		1,250,879		3,813,192		(124,435)			12,032,334
Expenses waived and/or reimbursed:
Class I3		-		-		-		-		(41,202)	(l)		(41,202)
Class R4		-		-		(206,122)		-		177,152	(l)		(28,970)

Net expenses		4,819,334		2,273,364		1,044,757		3,813,192		11,516			11,962,163

Net investment income (loss)		31,565,596		7,160,621		8,107,790		19,083,639		(18,598,048)			47,319,598

Net realized gain (loss) on:
Allocated from series portfolio		-		1,507,924		1,439,764		-		(2,947,688)	(b)		-
Investments		4,998,589		-		-		3,531,489		-			8,530,078

Net realized gain (loss)		4,998,589		1,507,924		1,439,764		3,531,489		(2,947,688)			8,530,078

Net change in unrealized appreciation (depreciation) on:
Allocated from series portfolio		-		9,804,587		9,414,907		-		(19,219,494)	(b)		-
Investments		32,516,525		-		-		34,540,547		-			67,057,072

Net change in unrealized appreciation (depreciation)		32,516,525		9,804,587		9,414,907		34,540,547		(19,219,494)			67,057,072

Net realized and change in unrealized gain (loss)		37,515,114		11,312,511		10,854,671		38,072,036		(22,167,182)			75,587,150

Net increase (decrease) in net assets resulting from operations	$	69,080,710	$	18,473,132	$	18,962,461	$	57,155,675	$	(40,765,230)		$	122,906,748

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Group Two Reorganization Between:

TRANSAMERICA PARTNERS GOVERNMENT MONEY MARKET

TRANSAMERICA PARTNERS INSTITUTIONAL GOVERNMENT MONEY MARKET

TRANSAMERICA PARTNERS GOVERNMENT MONEY MARKET PORTFOLIO

AND

TRANSAMERICA GOVERNMENT MONEY MARKET

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

Reorganization Between TPP Master and TAF

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

			TPP Master		TAF Destination		Adjustments			Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value		Principal	Value

U.S. Government Agency Obligations - 8.8%
Federal Farm Credit Banks	0.48%	03/29/2017	$10,125,000	$10,121,462	$2,700,000	$2,699,057				$12,825,000	$12,820,519
Federal Farm Credit Banks	0.48%	04/20/2017	350,000	349,858	100,000	99,959				450,000	449,817
Federal Farm Credit Banks	0.49%	02/13/2017	2,410,000	2,409,561	640,000	639,883				3,050,000	3,049,444
Federal Farm Credit Banks	0.50%	04/17/2017	5,950,000	5,949,094	1,580,000	1,579,759				7,530,000	7,528,853
Federal Farm Credit Banks	0.50%	06/22/2017	12,100,000	12,098,807	3,200,000	3,199,684				15,300,000	15,298,491
Federal Farm Credit Banks	0.57%	11/13/2017	12,100,000	12,100,859	3,200,000	3,200,227				15,300,000	15,301,086
Federal Farm Credit Banks	0.58%	08/01/2017	2,740,000	2,740,308	720,000	720,081				3,460,000	3,460,389
Federal Home Loan Banks	0.61%	10/04/2017	24,000,000	24,004,864	6,500,000	6,501,317				30,500,000	30,506,181
Federal Home Loan Banks	0.64%	08/25/2017	9,600,000	9,604,841	2,600,000	2,601,315				12,200,000	12,206,153

Total U.S. Government Agency Obligations				79,379,654		21,241,282		-			100,620,936

				Total Cost ($79,379,654)		Total Cost ($21,241,282)					Total Cost ($100,620,936)
Short-Term U.S. Government Agency Obligations - 49.3%
Federal Agricultural Mortgage Corp.	0.49%	05/09/2017	12,200,000	12,198,943	3,400,000	3,399,705				15,600,000	15,598,648
Federal Agricultural Mortgage Corp. Discount Notes	0.40%	10/11/2016	24,750,000	24,722,651	6,750,000	6,742,541				31,500,000	31,465,192
Federal Agricultural Mortgage Corp. Discount Notes	0.43%	09/08/2016	2,885,000	2,882,678	760,000	759,388				3,645,000	3,642,066
Federal Farm Credit Banks	0.47%	02/15/2017	24,100,000	24,098,467	6,400,000	6,399,593				30,500,000	30,498,060
Federal Farm Credit Discount Notes	0.49%	11/01/2016	24,500,000	24,459,820	6,250,000	6,239,750				30,750,000	30,699,570
Federal Farm Credit Discount Notes	0.50%	11/14/2016	12,100,000	12,077,602	3,200,000	3,194,076				15,300,000	15,271,678
Federal Home Loan Bank Discount Notes	0.30%	07/29/2016	11,228,000	11,225,468	3,013,000	3,012,320				14,241,000	14,237,788
Federal Home Loan Bank Discount Notes	0.31%	07/29/2016	15,583,000	15,579,364	4,182,000	4,181,024				19,765,000	19,760,388
Federal Home Loan Bank Discount Notes	0.33%	08/10/2016	14,750,000	14,744,756	4,100,000	4,098,542				18,850,000	18,843,298
Federal Home Loan Bank Discount Notes	0.33%	08/16/2016	29,700,000	29,687,856	7,400,000	7,396,974				37,100,000	37,084,830
Federal Home Loan Bank Discount Notes	0.33%	08/19/2016	26,000,000	25,988,499	7,000,000	6,996,903				33,000,000	32,985,402
Federal Home Loan Bank Discount Notes	0.35%	07/11/2016	24,100,000	24,097,724	6,400,000	6,399,396				30,500,000	30,497,120
Federal Home Loan Bank Discount Notes	0.35%	07/06/2016	43,800,000	43,797,921	11,375,000	11,374,460				55,175,000	55,172,381
Federal Home Loan Bank Discount Notes	0.40%	09/09/2016	24,000,000	23,981,613	8,000,000	7,993,871				32,000,000	31,975,484
Federal Home Loan Bank Discount Notes	0.46%	09/02/2016	22,500,000	22,482,084	6,200,000	6,195,063				28,700,000	28,677,147
Federal Home Loan Bank Discount Notes	0.55%	11/10/2016	24,000,000	23,952,480	6,500,000	6,487,130				30,500,000	30,439,610
Federal Home Loan Banks	0.39%	07/22/2016	19,300,000	19,300,135	5,100,000	5,100,036				24,400,000	24,400,171
Federal Home Loan Banks	0.41%	09/02/2016	29,400,000	29,400,000	7,900,000	7,900,000				37,300,000	37,300,000
Federal Home Loan Banks	0.47%	06/01/2017	12,200,000	12,198,302	3,400,000	3,399,527				15,600,000	15,597,829
Federal Home Loan Banks	0.47%	01/06/2017	14,900,000	14,900,000	4,000,000	4,000,000				18,900,000	18,900,000
Federal Home Loan Banks	0.48%	08/01/2016	-	-	1,000,000	1,000,091				1,000,000	1,000,091
Federal Home Loan Banks	0.51%	04/19/2017	19,300,000	19,300,000	5,100,000	5,100,000				24,400,000	24,400,000
Federal Home Loan Banks	0.55%	10/12/2016	9,600,000	9,602,284	2,600,000	2,600,619				12,200,000	12,202,903

Total Short-Term U.S. Government Agency Obligations				440,678,647		119,971,009					560,649,656

				Total Cost ($440,678,647)		Total Cost ($119,971,009)					Total Cost ($560,649,656)

			Principal	Value	Principal	Value	Principal	Value		Principal	Value

Repurchase Agreements - 42.1%
Barclays Capital, Inc.	0.38%	08/09/2016	$34,000,000	$34,000,000	$9,200,000	$9,200,000				$43,200,000	$43,200,000
Barclays Capital, Inc.	0.40%	07/01/2016	71,100,000	71,100,000	19,000,000	19,000,000				90,100,000	90,100,000
Goldman Sachs & Co.	0.42%	07/01/2016	35,200,000	35,200,000	9,400,000	9,400,000				44,600,000	44,600,000
ING Financial Markets LLC	0.29%	07/01/2016	80,600,000	80,600,000	22,900,000	22,900,000				103,500,000	103,500,000
Jefferies LLC	0.65%	07/01/2016	46,900,000	46,900,000	12,600,000	12,600,000				59,500,000	59,500,000
Nomura Securities International, Inc.	0.42%	07/01/2016	106,700,000	106,700,000	30,000,000	30,000,000				136,700,000	136,700,000
State Street Bank & Trust Co.	0.03%	07/01/2016	385,031	385,031	360,522	360,522				745,553	745,553

Total Repurchase Agreements				374,885,031		103,460,522					478,345,553

				Total Cost ($374,885,031)		Total Cost ($103,460,522)					Total Cost ($478,345,553)

Total Investments				894,943,332		244,672,813					1,139,616,145

				Total Cost ($894,943,332)		Total Cost ($244,672,813)					Total Cost ($1,139,616,145)

Other Assets and Liabilities - (0.2)%				(116,907)		188,014		(2,354,820)	(a) (c)		(2,283,713)

Net Assets				$894,826,425		$244,860,827		($2,354,820)			$1,137,332,432

VALUATION SUMMARY:

Investments	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
U.S. Government Agency Obligations	$-	$79,379,654	$-	$79,379,654	$-	$21,241,282	$-	$21,241,282	$-	$100,620,936	$-	$100,620,936
Short-Term U.S. Government Agency Obligations	-	440,678,647	-	440,678,647	-	119,971,009	-	119,971,009	-	560,649,656	-	560,649,656
Repurchase Agreements	-	374,885,031	-	374,885,031	-	103,460,522	-	103,460,522	-	478,345,553	-	478,345,553
Total Investments	$-	$894,943,332	$-	$894,943,332	$-	$244,672,813	$-	$244,672,813	$-	$1,139,616,145	$-	$1,139,616,145

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

    As of June 30, 2016, all securities held by the Target Master Portfolio would comply with the investment restrictions of the Destination Fund.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

		TPP Master		TPFG Feeder		TPFG II Feeder		TAF Destination		Adjustments			Combined Pro Forma Destination
Assets:
Investments, at value	$	520,058,301	$	-	$	-	$	141,212,291	$	-		$	661,270,592
Repurchase agreements, at value		374,885,031		-		-		103,460,522		-			478,345,553
Investments in Series Portfolio, at value		-		554,347,664		228,744,559		-		(783,092,223)	(b)		-
Cash		-		-		-		-		-			-
Cash on deposit with broker		-		-		-		-		-			-
Foreign currency, at value		-		-		-		-		-			-
Receivables:		-		-		-		-		-
Shares of beneficial interest sold		-		2,745,611		-		952,742		-			3,698,353
Investments sold		-		-		-		-		-			-
When-issued, delay-delivery, and forward commitment securities sold		-		-		-		-		-			-
Interest		109,018		-		-		29,865		-			138,883
Dividends		-		-		-		-		-			-
Tax reclaims		-		-		-		-		-			-
Net income from securities lending		-		-		-		-		-			-
Due from advisor		-		30,326		27,281		-		-			57,607
Money market waiver due from advisor		-		174,349		15,847		-		-			190,196
Due from distributor		-		-		-		299,039		-			299,039
Variation margin receivable		-		-		-		-		-			-
Other		-		-		-		-		-			-
Prepaid Expenses		3,300		2,378		872		20,999		-			27,549
OTC swap agreements, at value		-		-		-		-		-			-
Unrealized appreciation on forward foreign currency contracts		-		-		-		-		-			-

Total assets	$	895,055,650	$	557,300,328	$	228,788,559	$	245,975,458	$	(783,092,223)		$	1,144,027,772

Liabilities:
Due to custodian		-		-		-		-		-			-
Cash deposit due to broker		-		-		-		-		-			-
Payables and other liabilities:
Shares of beneficial interest redeemed		-		-		4,931,429		565,078		-			5,496,507
Investments purchased		-		-		-		-		-			-
When-issued, delay-delivery, and forward commitment securities purchased		-		-		-		-		-			-
Investment advisory fees		179,432		-		-		-		-			179,432
Investment management fees		-		-		-		36,019		-			36,019
Administration/Investment advisory fees		-		135,958		9,349		-		-			145,307
Administration fees		-		-		-		-		-			-
Distribution and service fees		-		113,299		46,744		471,636		-			631,679
Transfer agent fees		-		-		-		29,355		-			29,355
Trustee, CCO and deferred compensation fees		1,944		1,594		592		46		-			4,176
Audit and tax fees		11,943		10,265		6,995		4,712		-			33,915
Custody and accounting fees		13,973		3,316		3,316		-		-			20,605
Legal fees		12,037		7,444		4,076		1,541		-			25,098
Printing and shareholder reports fees		4,991		2,229		-		-		-			7,220
Registration fees		-		8,408		7,585		5,242		-			21,235
Dividends, interest and fees for borrowings from securities sold short		-		-		-		-		-			-
Interest		-		-		-		-		-			-
Distribution payable to shareholders		-		-		-		247		-			247
Other		4,905		4,149		1,706		755		53,030	(c)		64,545
Collateral for securities on loan		-		-		-		-		-			-
Securities sold short, at value		-		-		-		-		-			-
Written options and swaptions, at value		-		-		-		-		-			-
OTC swap agreements, at value		-		-		-		-		-			-
Unrealized depreciation on forward foreign currency contracts		-		-		-		-		-			-

Total liabilities		229,225		286,662		5,011,792		1,114,631		53,030			6,695,340

Net Assets	$	894,826,425	$	557,013,666	$	223,776,767	$	244,860,827	$	(783,145,253)		$	1,137,332,432

Net Assets Consist of:
Paid-in capital	$	591,563,546		557,192,917		223,975,486		244,861,418	$	(480,260,344)	(d)	$	1,137,333,023
Undistributed (distributions in excess of) net investment income (loss)		303,875,380		(17,846)		(7,010)		-		(303,850,524)	(d)		-
Accumulated net realized gain (loss)		(612,501)		(161,405)		(191,709)		(591)		965,615	(d)		(591)
Net unrealized appreciation (depreciation) on:
Investments		-		-		-		-		-			-
Allocated from Series Portfolio		-		-		-		-		-			-
Securities sold short		-		-		-		-		-			-
Written options and swaptions		-		-		-		-		-			-
Swap agreements		-		-		-		-		-			-
Futures contracts		-		-		-		-		-			-
Translation of assets and liabilities denominated in foreign currencies		-		-		-		-		-			-

Net Assets	$	894,826,425	$	557,013,666	$	223,776,767	$	244,860,827	$	(783,145,253)		$	1,137,332,432

		-		-		-		-		-
Net assets by class:				-		-		-
Class A	$	-	$	-	$	-	$	165,185,193	$	-		$	165,185,193
Class B		-		-		-		1,758,099		-			1,758,099
Class C		-		-		-		26,344,102		-			26,344,102
Class I		-		-		-		21,311,385		-			21,311,385
Class I2		-		-		-		30,262,048		-			30,262,048
Class I3		111,734,202		-		-		-		(53,030)	(c)		111,681,172
Class T		-		-		-		-		-			-
Class R		-		557,013,666		-		-		-			557,013,666
Class R4		-		-		223,776,767		-		-			223,776,767
Class R6		-		-		-		-		-			-
Shares outstanding (unlimited shares, no par value):
Class A		-		-		-		165,184,898		-			165,184,898
Class B		-		-		-		1,757,770		-			1,757,770
Class C		-		-		-		26,340,590		-			26,340,590
Class I		-		-		-		21,312,170		-			21,312,170
Class I2		-		-		-		30,261,663		-			30,261,663
Class I3		111,734,202		-		-		-		-			111,734,202
Class T		-		-		-		-		-			-
Class R		-		557,013,663		-		-		3	(e)		557,013,666
Class R4		-		-		223,776,768		-		(1)	(e)		223,776,767
Class R6		-		-		-		-		-			-
Net asset value per share:
Class A	$	-	$	-	$	-	$	1.00		-		$	1.00
Class B		-		-		-		1.00		-			1.00
Class C		-		-		-		1.00		-			1.00
Class I		-		-		-		1.00		-			1.00
Class I2		-		-		-		1.00		-			1.00
Class I3		1.00		-		-		1.00		(1.00)	(f)		1.00
Class T		-		-		-		-		-			-
Class R		-		1.00		-		1.00		(1.00)	(f)		1.00
Class R4		-		-		1.00		1.00		(1.00)	(f)		1.00
Class R6		-		-		-		-		-			-
Maximum offering price per share:
Class A	$	-	$	-	$	-	$	1.00		-		$	1.00

Investments, at cost	$	520,058,301	$	-	$	-	$	141,212,291		-		$	661,270,592
Securities loaned, at value		-		-		-		-		-			-
Repurchase agreements, at cost		374,885,031		-		-		103,460,522		-			478,345,553
Foreign currency, at cost		-		-		-		-		-			-
Premium received on written options and swaptions		-		-		-		-		-			-

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF OPERATIONS

For the twelve-month period ended June 30, 2016

		TPP Master		TPFG Feeder		TPFG II Feeder		TAF Destination		Adjustments			Combined Pro Forma Destination
Investment Income:

Dividend income	$	-	$	-	$	-	$	-	$	-		$	-
Interest income		3,390,908		2,122,041		892,532		824,335		(3,014,573)	(b)		4,215,243
Net income (loss) from securities lending		-		-		-		-		-			-
Withholding taxes on foreign income		-		-		-		-		-			-
Expenses (net of waiver and/or reimbursement)		-		(1,470,294)		(624,361)		-		2,094,655	(b)		-

Total investment income (loss)		3,390,908		651,747		268,171		824,335		(919,918)			4,215,243

Expenses:
Investment advisory fees		2,142,379		-		-		509,260		44,190	(g)		2,695,829
Investment management fees		-		-		-		275,270		-			275,270
Administration/Investment advisory fees		-		1,602,768		113,513		-		(1,716,281)	(h)		-
Distribution and service fees:
Class A		-		-		-		312,102		(216)	(i)		311,886
Class B		-		-		-		22,333		(24)	(i)		22,309
Class C		-		-		-		237,019		(216)	(i)		236,803
Class I		-		-		-		-		-			-
Class I2		-		-		-		-		-			-
Class I3		-		-		-		-		-			-
Class T		-		-		-		-		-			-
Class R		-		1,335,640		-		-		1,332,092	(i)		2,667,732
Class R4		-		-		567,564		-		(786)	(i)		566,778
Class R6		-		-		-		-		-			-
Administration fees		-		-		-		37,485		(37,485)	(h)		-
Transfer agent fees:
Class A		-		-		-		228,070		-			228,070
Class B		-		-		-		5,929					5,929
Class C		-		-		-		31,698		-			31,698
Class I		-		-		-		45,029					45,029
Class I2		-		-		-		2,590					2,590
Class I3		-		-		-		-					-
Class T		-		-		-		-		-			-
Class R		-		-		-		-					-
Class R4		-		-		-		-					-
Class R6		-		-		-		-					-
Trustee, CCO and deferred compensation fees		14,103		10,471		3,936		2,876		-			31,386
Audit and tax fees		19,944		21,332		12,583		13,320		(23,009)	(j)		44,170
Custody fees		141,314		20,339		20,332		82,070		(117,800)	(k)		146,255
Legal fees		23,787		20,532		7,391		4,282		-			55,992
Printing and shareholder reports fees		2,516		80,994		19,761		18,599		-			121,870
Registration fees		-		37,830		45,574		68,855					152,259
Dividends, interest and fees for borrowings from securities sold short		-		-		-		-					-
Interest		-		-		-		-		-			-
Other		13,439		13,936		6,772		5,790		-			39,937

Total expenses before waiver and/or reimbursement and recapture		2,357,482		3,143,842		797,426		1,902,577		(519,535)			7,681,792
Expenses waived and/or reimbursed:
Series Portfolio		-		47,474		22,008		(266,384)		196,902	(l)		-
Class A		-		-		-		(517,445)		469,298	(l)		(48,147)
Class B		-		-		-		(28,153)		25,441	(l)		(2,712)
Class C		-		-		-		(265,157)		265,157	(l)		-
Class I		-		-		-		(44,249)		28,258	(l)		(15,991)
Class I2		-		-		-		(1,939)		1,939	(l)		-
Class I3		-		-		-		-		(34,183)	(l)		(34,183)
Class T		-		-		-		-		-			-
Class R		-		(2,558,720)		-		-		2,367,826	(l)		(190,894)
Class R4		-		-		(603,322)		-		408,853	(l)		(194,469)
Class R6		-		-		-		-		-			-
Recapture of previously waived and/or reimbursed fees:
Fund level		-		-		-		32,976		-			32,976
Class A		-		-		-		655		-			655
Class B		-		-		-		1		-			1
Class C		-		-		-		589		-			589
Class I		-		-		-		-		-			-
Class I2		-		-		-		-		-			-
Class I3		-		-		-		-		-			-
Class T		-		-		-		-		-			-
Class R		-		36,994		-		-		-			36,994
Class R4		-		-		59,068		-		-			59,068
Class R6		-		-		-		-		-			-

Net expenses		2,357,482		669,590		275,180		813,471		3,209,956			7,325,679

Net investment income (loss)		1,033,426		(17,843)		(7,009)		10,864		(4,129,874)			(3,110,436)

Net realized gain (loss) on:
Allocated from series portfolio		-		15,936		6,554		-		(22,490)	(b)		-
Investments		25,084		-		-		-		-			25,084
Securities sold short		-		-		-		-		-			-
Written options and swaptions		-		-		-		-		-			-
Swap agreements		-		-		-		-		-			-
Futures contracts		-		-		-		-		-			-
Foreign currency transactions		-		-		-		-		-			-

Net realized gain (loss)		25,084		15,936		6,554		-		(22,490)			25,084

Net change in unrealized appreciation (depreciation) on:
Allocated from series portfolio		-		-		-		-		-			-
Investments		-		-		-		-		-			-
Securities sold short		-		-		-		-		-			-
Written options and swaptions		-		-		-		-		-			-
Swap agreements		-		-		-		-		-			-
Futures contracts		-		-		-		-		-			-
Translation of assets and liabilities denominated in foreign cuurencies		-		-		-		-		-			-

Net change in unrealized appreciation (depreciation)		-		-		-		-		-			-

Net realized and change in unrealized gain (loss)		25,084		15,936		6,554		-		(22,490)			25,084

Net increase (decrease) in net assets resulting from operations	$	1,058,510	$	(1,907)	$	(455)	$	10,864	$	(4,152,364)		$	(3,085,352)

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Group Three Reorganization Between:

TRANSAMERICA PARTNERS HIGH YIELD BOND

TRANSAMERICA PARTNERS INSTITUTIONAL HIGH YIELD BOND

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO

AND

TRANSAMERICA HIGH YIELD BOND

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

Reorganization Between TPP Master and TAF

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Corporate Debt Securities - 92.7%
Aerospace & Defense
Bombardier, Inc.	6.00%	10/15/2022	$4,387,000	$3,750,885	$5,145,000	$4,398,975			$9,532,000	$8,149,860
Bombardier, Inc.	6.13%	01/15/2023	930,000	792,825	-	-			930,000	792,825
Bombardier, Inc.	7.50%	03/15/2025	691,000	597,715	-	-			691,000	597,715
Bombardier, Inc.	7.75%	03/15/2020	1,812,000	1,780,290	5,148,000	5,057,910			6,960,000	6,838,200
Triumph Group, Inc.	5.25%	06/01/2022	2,244,000	2,064,480	3,138,000	2,886,960			5,382,000	4,951,440
Airlines
American Airlines Group, Inc.	4.63%	03/01/2020	1,000,000	955,000	1,740,000	1,661,700			2,740,000	2,616,700
American Airlines Group, Inc.	5.50%	10/01/2019	2,874,000	2,845,260	2,980,000	2,950,200			5,854,000	5,795,460
American Airlines Pass-Through Trust	5.60%	01/15/2022	2,087,421	2,150,044	4,532,209	4,668,175			6,619,630	6,818,219
American Airlines Pass-Through Trust	5.63%	01/15/2021	-	-	2,696,668	2,777,568			2,696,668	2,777,568
American Airlines Pass-Through Trust	6.00%	01/15/2017	-	-	1,104,345	1,118,149			1,104,345	1,118,149
American Airlines Pass-Through Trust	6.13%	07/15/2018	7,155,000	7,405,425	2,810,000	2,908,350			9,965,000	10,313,775
Continental Airlines Pass-Through Certificates	6.13%	04/29/2018	3,220,000	3,389,050	2,224,000	2,340,760			5,444,000	5,729,810
Continental Airlines Pass-Through Trust	5.50%	04/29/2022	-	-	832,297	857,266			832,297	857,266
Continental Airlines Pass-Through Trust	6.90%	10/19/2023	588,292	614,060	4,601,888	4,803,451			5,190,180	5,417,511
United Airlines Pass-Through Trust	4.63%	03/03/2024	732,229	734,059	1,017,513	1,020,057			1,749,742	1,754,116
United Continental Holdings, Inc.	6.38%	06/01/2018	1,185,000	1,235,362	661,000	689,092			1,846,000	1,924,454
US Airways Pass-Through Trust	5.45%	06/03/2018	-	-	881,000	898,620			881,000	898,620
US Airways Pass-Through Trust	6.75%	12/03/2022	580,629	621,273	2,367,441	2,533,161			2,948,070	3,154,434
Auto Components
Goodyear Tire & Rubber Co.	5.00%	05/31/2026	1,500,000	1,528,125	2,000,000	2,037,500			3,500,000	3,565,625
Automobiles
Fiat Chrysler Automobiles NV	4.50%	04/15/2020	430,000	434,838	-	-			430,000	434,838
Fiat Chrysler Automobiles NV	5.25%	04/15/2023	1,450,000	1,440,937	2,575,000	2,558,905			4,025,000	3,999,842
Banks
Bank of America Corp.	8.00%	01/30/2018	3,947,000	3,922,331	6,133,000	6,094,669			10,080,000	10,017,000
Barclays PLC	6.63%	09/15/2019	2,336,000	2,084,880	1,765,000	1,575,263			4,101,000	3,660,143
Barclays PLC	8.25%	12/15/2018	1,843,000	1,801,459	3,867,000	3,779,838			5,710,000	5,581,297
BNP Paribas SA	7.63%	03/30/2021	768,000	768,000	1,055,000	1,055,000			1,823,000	1,823,000
CIT Group, Inc.	4.25%	08/15/2017	-	-	1,500,000	1,527,750			1,500,000	1,527,750
CIT Group, Inc.	5.00%	05/15/2017	-	-	450,000	457,313			450,000	457,313
CIT Group, Inc.	5.00%	08/15/2022	385,000	391,738	-	-			385,000	391,738
CIT Group, Inc.	5.25%	03/15/2018	-	1,571,177	1,583,000	1,630,933			1,583,000	3,202,110
CIT Group, Inc.	5.38%	05/15/2020	1,525,000	198,075	-	-			1,525,000	198,075
CIT Group, Inc.	5.50%	02/15/2019	-	2,395,912	1,950,000	2,040,187			1,950,000	4,436,099
Citigroup, Inc.	6.30%	05/15/2024	3,900,000	3,880,110	4,678,000	4,654,142			8,578,000	8,534,252
JPMorgan Chase & Co.	5.00%	07/01/2019	2,852,000	1,926,844	-	-			2,852,000	1,926,844
JPMorgan Chase & Co.	7.90%	04/30/2018	2,015,000	2,909,040	3,576,000	3,647,520			5,591,000	6,556,560
Lloyds Banking Group PLC	7.50%	06/27/2024	2,525,000	2,468,187	3,450,000	3,372,374			5,975,000	5,840,561
Beverages
Cott Beverages, Inc.	5.38%	07/01/2022	4,099,000	4,099,000	5,149,000	5,149,000			9,248,000	9,248,000
Cott Beverages, Inc.	6.75%	01/01/2020	2,484,000	2,589,570	3,825,000	3,987,563			6,309,000	6,577,133
Biotechnology
Concordia International Corp.	7.00%	04/15/2023	1,499,000	1,277,898	2,241,000	1,910,453			3,740,000	3,188,351
Building Products
Associated Materials LLC / AMH New Finance, Inc.	9.13%	11/01/2017	7,646,000	6,804,940	10,018,000	8,916,020			17,664,000	15,720,960
Builders FirstSource, Inc.	7.63%	06/01/2021	2,415,000	2,523,675	-	-			2,415,000	2,523,675
Builders FirstSource, Inc.	10.75%	08/15/2023	4,070,000	4,426,125	5,150,000	5,600,625			9,220,000	10,026,750
Griffon Corp.	5.25%	03/01/2022	1,300,000	1,283,750	2,650,000	2,616,875			3,950,000	3,900,625
Griffon Corp.	5.25%	03/01/2022	3,975,000	3,925,312	4,490,000	4,433,874			8,465,000	8,359,186
Norbord, Inc.	6.25%	04/15/2023	2,237,000	2,292,925	2,691,000	2,758,275			4,928,000	5,051,200
Ply Gem Industries, Inc.	6.50%	02/01/2022	1,605,000	1,580,925	200,000	197,000			1,805,000	1,777,925
Ply Gem Industries, Inc.	6.50%	02/01/2022	1,437,000	1,393,890	3,947,000	3,828,590			5,384,000	5,222,480
Capital Markets
Credit Suisse Group AG	6.25%	12/18/2024	807,000	759,450	543,000	511,005			1,350,000	1,270,455
Credit Suisse Group AG	7.50%	12/11/2023	4,022,000	4,042,110	5,895,000	5,924,475			9,917,000	9,966,585
Deutsche Bank AG	7.50%	04/30/2025	2,200,000	1,839,750	3,400,000	2,843,250			5,600,000	4,683,000
Goldman Sachs Capital II	4.00%	08/01/2016	5,876,000	4,400,654	6,562,000	4,914,413			12,438,000	9,315,067
Morgan Stanley	5.45%	07/15/2019	5,876,000	2,851,200	-	-			5,876,000	2,851,200
Morgan Stanley	5.55%	07/15/2020	320,000	316,992	4,000,000	3,962,400			4,320,000	4,279,392
Chemicals
Hexion, Inc.	6.63%	04/15/2020	6,738,000	5,634,989	10,225,000	8,551,168			16,963,000	14,186,157
Hexion, Inc.	10.00%	04/15/2020	1,201,000	1,122,935	620,000	579,700			1,821,000	1,702,635
Tronox Finance LLC	7.50%	03/15/2022	2,217,000	1,596,240	3,100,000	2,232,000			5,317,000	3,828,240
Commercial Services & Supplies
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.25%	03/15/2025	2,052,000	1,857,060	2,750,000	2,488,750			4,802,000	4,345,810
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.50%	04/01/2023	1,081,000	1,064,785	2,850,000	2,807,250			3,931,000	3,872,035
Construction & Engineering
Abengoa Finance SAU	7.75%	02/01/2020	-	-	1,606,000	68,255			1,606,000	68,255
Abengoa Greenfield SA	6.50%	10/01/2019	1,767,000	70,680	2,490,000	99,600			4,257,000	170,280
Ashton Woods USA LLC / Ashton Woods Finance Co.	6.88%	02/15/2021	4,673,000	4,194,017	6,724,000	6,034,789			11,397,000	10,228,806
Brookfield Residential Properties, Inc.	6.38%	05/15/2025	2,147,000	1,959,138	2,867,000	2,616,138			5,014,000	4,575,276
Brookfield Residential Properties, Inc.	6.50%	12/15/2020	814,000	811,965	-	-			814,000	811,965
K Hovnanian Enterprises, Inc.	7.00%	01/15/2019	1,785,000	1,213,800	3,515,000	2,390,200			5,300,000	3,604,000
K Hovnanian Enterprises, Inc.	7.25%	10/15/2020	1,250,000	1,081,250	5,630,000	4,869,950			6,880,000	5,951,200
K Hovnanian Enterprises, Inc.	8.00%	11/01/2019	1,800,000	1,233,000	1,450,000	993,250			3,250,000	2,226,250
K Hovnanian Enterprises, Inc.	9.13%	11/15/2020	6,000,000	4,080,000	2,977,000	2,024,360			8,977,000	6,104,360
Consumer Finance
Ally Financial, Inc.	3.25%	02/13/2018	872,000	872,000	-	-			872,000	872,000
Ally Financial, Inc.	4.75%	09/10/2018	-	-	2,825,000	2,881,500			2,825,000	2,881,500
Ally Financial, Inc.	5.50%	02/15/2017	1,700,000	1,725,500	-	-			1,700,000	1,725,500
Ally Financial, Inc.	5.75%	11/20/2025	1,366,000	1,369,415	1,761,000	1,765,403			3,127,000	3,134,818
Ally Financial, Inc.	6.25%	12/01/2017	2,830,000	2,964,425	-	-			2,830,000	2,964,425
Ally Financial, Inc.	7.50%	09/15/2020	-	-	2,518,000	2,807,570			2,518,000	2,807,570
Ally Financial, Inc.	8.00%	03/15/2020	282,000	317,250	2,163,000	2,433,375			2,445,000	2,750,625
Ally Financial, Inc.	8.00%	11/01/2031	942,000	1,090,365	1,539,000	1,781,393			2,481,000	2,871,758
Ally Financial, Inc.	8.00%	12/31/2018	375,000	409,688	-	-			375,000	409,688
Altice Financing SA	6.63%	02/15/2023	2,539,000	2,492,968	3,575,000	3,510,185			6,114,000	6,003,153
Altice Financing SA	7.50%	05/15/2026	1,570,000	1,538,600	2,150,000	2,107,000			3,720,000	3,645,600
Altice US Finance I Corp.	5.38%	07/15/2023	980,000	972,650	1,295,000	1,285,288			2,275,000	2,257,938
Navient Corp.	4.88%	06/17/2019	-	-	2,261,000	2,181,865			2,261,000	2,181,865
Navient Corp.	5.00%	10/26/2020	-	-	98,000	91,875			98,000	91,875
Navient Corp.	5.00%	06/15/2018	-	-	1,700,000	1,691,500			1,700,000	1,691,500
Navient Corp.	5.50%	01/15/2019	2,630,000	2,634,997	-	-			2,630,000	2,634,997
Navient Corp.	5.88%	10/25/2024	2,126,000	1,817,730	3,429,000	2,931,795			5,555,000	4,749,525
OneMain Financial Holdings LLC	6.75%	12/15/2019	1,847,000	1,800,825	2,688,000	2,620,800			4,535,000	4,421,625
OneMain Financial Holdings LLC	7.25%	12/15/2021	3,079,000	2,948,142	4,046,000	3,874,044			7,125,000	6,822,186
Springleaf Finance Corp.	6.00%	06/01/2020	3,589,000	3,360,201	3,625,000	3,393,906			7,214,000	6,754,107
Springleaf Finance Corp.	7.75%	10/01/2021	1,987,000	1,912,488	6,772,000	6,518,050			8,759,000	8,430,538
Springleaf Finance Corp.	8.25%	12/15/2020	4,694,000	4,705,735	2,720,000	2,726,800			7,414,000	7,432,535
Containers & Packaging
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.	3.65%	12/15/2019	3,620,000	3,633,575	5,050,000	5,068,938			8,670,000	8,702,513
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.	4.63%	05/15/2023	550,000	541,750	763,000	751,555			1,313,000	1,293,305
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.	7.00%	11/15/2020	774,706	759,212	-	-			774,706	759,212
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.	7.25%	05/15/2024	535,000	546,034	750,000	765,469			1,285,000	1,311,503
Ball Corp.	4.38%	12/15/2020	958,000	1,007,696	1,185,000	1,246,472			2,143,000	2,254,168
Ball Corp.	5.25%	07/01/2025	2,466,000	2,570,805	2,832,000	2,952,360			5,298,000	5,523,165
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc.	5.63%	12/15/2016	645,000	646,613	-	-			645,000	646,613
Coveris Holdings SA	7.88%	11/01/2019	3,200,000	3,108,000	3,955,000	3,841,294			7,155,000	6,949,294

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

Owens-Brockway Glass Container, Inc.	5.88%	08/15/2023	$1,617,000	$1,698,529	$2,263,000	$2,377,100			$3,880,000	$4,075,629
Owens-Brockway Glass Container, Inc.	6.38%	08/15/2025	539,000	563,255	931,000	972,895			1,470,000	1,536,150
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.13%	07/15/2023	955,000	966,937	1,313,000	1,329,412			2,268,000	2,296,349
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	7.00%	07/15/2024	495,000	509,603	681,000	701,090			1,176,000	1,210,693
Diversified Financial Services
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust	3.95%	02/01/2022	-	-	795,000	795,000			795,000	795,000
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust	4.25%	07/01/2020	800,000	814,000	900,000	915,750			1,700,000	1,729,750
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust	4.63%	07/01/2022	1,691,000	1,731,719	275,000	281,622			1,966,000	2,013,341
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust	4.63%	10/30/2020	-	-	300,000	311,025			300,000	311,025
Denali International LLC / Denali Finance Corp.	5.63%	10/15/2020	7,530,000	7,898,970	9,736,000	10,213,064			17,266,000	18,112,034
Glen Meadow Pass-Through Trust	6.51%	02/12/2067	6,373,000	4,588,560	7,316,000	5,267,520			13,689,000	9,856,080
ILFC E-Capital Trust I	3.98%	12/21/2065	4,780,000	3,752,300	6,576,000	5,162,160			11,356,000	8,914,460
ILFC E-Capital Trust II	4.23%	12/21/2065	875,000	691,250	-	-			875,000	691,250
Jefferies Finance LLC / JFIN Co-Issuer Corp.	7.50%	04/15/2021	2,441,000	2,191,652	3,313,000	2,974,577			5,754,000	5,166,229
Diversified Telecommunication Services
CenturyLink, Inc.	6.45%	06/15/2021	594,000	603,653	798,000	812,963			1,392,000	1,416,616
CenturyLink, Inc.	7.50%	04/01/2024	1,430,000	1,442,512	1,975,000	1,992,280			3,405,000	3,434,792
CenturyLink, Inc.	7.60%	09/15/2039	-	-	7,786,000	6,559,705			7,786,000	6,559,705
CenturyLink, Inc.	7.65%	03/15/2042	12,462,000	10,530,390	6,944,000	5,867,680			19,406,000	16,398,070
Frontier Communications Corp.	6.88%	01/15/2025	318,000	266,921	500,000	419,688			818,000	686,609
Frontier Communications Corp.	7.63%	04/15/2024	4,566,000	4,040,910	5,710,000	5,053,350			10,276,000	9,094,260
Frontier Communications Corp.	9.00%	08/15/2031	3,778,000	3,322,279	4,583,000	4,030,176			8,361,000	7,352,455
Frontier Communications Corp.	10.50%	09/15/2022	1,238,000	1,309,959	1,060,000	1,121,613			2,298,000	2,431,572
Frontier Communications Corp.	11.00%	09/15/2025	581,000	601,335	526,000	544,410			1,107,000	1,145,745
Hughes Satellite Systems Corp.	6.50%	06/15/2019	12,462,000	2,201,040	3,021,000	3,262,680			15,483,000	5,463,720
Hughes Satellite Systems Corp.	7.63%	06/15/2021	1,302,000	1,401,115	1,196,000	1,287,046			2,498,000	2,688,161
Intelsat Jackson Holdings SA	7.25%	10/15/2020	4,464,000	3,180,600	570,000	406,125			5,034,000	3,586,725
Intelsat Jackson Holdings SA	7.25%	04/01/2019	-	-	3,575,000	2,609,750			3,575,000	2,609,750
Intelsat Jackson Holdings SA	7.50%	04/01/2021	-	-	633,000	436,770			633,000	436,770
Intelsat Jackson Holdings SA	8.00%	02/15/2024	525,000	517,125	722,000	711,170			1,247,000	1,228,295
Neptune Finco Corp.	6.63%	10/15/2025	752,000	789,600	2,290,000	2,404,500			3,042,000	3,194,100
Neptune Finco Corp.	10.13%	01/15/2023	752,000	842,240	-	-			752,000	842,240
Neptune Finco Corp.	10.88%	10/15/2025	950,000	1,085,964	875,000	1,000,230			1,825,000	2,086,194
Numericable-SFR SA	7.38%	05/01/2026	2,538,000	2,509,447	3,361,000	3,323,188			5,899,000	5,832,635
Sprint Capital Corp.	6.90%	05/01/2019	-	-	3,343,000	3,192,565			3,343,000	3,192,565
Sprint Capital Corp.	8.75%	03/15/2032	1,090,000	931,950	1,386,000	1,185,030			2,476,000	2,116,980
UPCB Finance IV, Ltd.	5.38%	01/15/2025	2,750,000	2,722,500	3,140,000	3,108,600			5,890,000	5,831,100
Virgin Media Finance PLC	5.75%	01/15/2025	3,425,000	3,279,437	3,975,000	3,806,063			7,400,000	7,085,500
Virgin Media Finance PLC	6.38%	04/15/2023	1,820,000	1,820,000	4,035,000	4,035,000			5,855,000	5,855,000
Virgin Media Secured Finance PLC	5.25%	01/15/2026	1,750,000	1,693,125	1,405,000	1,359,338			3,155,000	3,052,463
Virgin Media Secured Finance PLC	5.50%	08/15/2026	675,000	656,438	900,000	875,250			1,575,000	1,531,688
Wind Acquisition Finance SA	4.75%	07/15/2020	2,500,000	2,450,000	2,950,000	2,891,000			5,450,000	5,341,000
Wind Acquisition Finance SA	7.38%	04/23/2021	4,935,000	4,700,587	6,136,000	5,844,539			11,071,000	10,545,126
Windstream Services LLC	7.75%	10/15/2020	-	-	1,927,000	1,888,460			1,927,000	1,888,460
Windstream Services LLC	7.75%	10/01/2021	4,602,000	4,337,385	3,020,000	2,846,350			7,622,000	7,183,735
Electric Utilities
Elwood Energy LLC	8.16%	07/05/2026	2,563,074	2,819,381	3,777,281	4,155,009			6,340,355	6,974,390
Homer City Generation, LP	8.14%	10/01/2019	-	-	2,220,483	1,287,880			2,220,483	1,287,880
Homer City Generation, LP	8.73%	10/01/2026	7,089,700	4,112,026	6,137,938	3,560,004			13,227,638	7,672,030
Red Oak Power LLC	9.20%	11/30/2029	1,325,000	1,371,375	4,740,000	4,905,900			6,065,000	6,277,275
Terraform Global Operating LLC	9.75%	08/15/2022	3,244,000	2,935,820	3,956,000	3,580,180			7,200,000	6,516,000
Electronic Equipment, Instruments & Components
Belden, Inc.	5.50%	09/01/2022	2,514,000	2,532,855	3,250,000	3,274,375			5,764,000	5,807,230
Sanmina Corp.	4.38%	06/01/2019	1,835,000	1,876,288	1,071,000	1,095,098			2,906,000	2,971,386
Energy Equipment & Services
CSI Compressco, LP / Compressco Finance, Inc.	7.25%	08/15/2022	2,453,000	2,011,460	3,349,000	2,746,180			5,802,000	4,757,640
Genesis Energy, LP / Genesis Energy Finance Corp.	6.75%	08/01/2022	3,390,000	3,288,300	3,790,000	3,676,300			7,180,000	6,964,600
Noble Holding International, Ltd.	6.05%	03/01/2041	1,491,000	894,600	2,022,000	1,213,200			3,513,000	2,107,800
Noble Holding International, Ltd.	7.95%	04/01/2045	1,275,000	895,688	1,723,000	1,210,408			2,998,000	2,106,096
NuStar Logistics, LP	4.80%	09/01/2020	3,924,000	3,806,280	4,236,000	4,108,920			8,160,000	7,915,200
NuStar Logistics, LP	6.75%	02/01/2021	42,000	42,420	2,590,000	2,615,900			2,632,000	2,658,320
NuStar Logistics, LP	8.15%	04/15/2018	2,000,000	2,120,000	960,000	1,017,600			2,960,000	3,137,600
Regency Energy Partners, LP / Regency Energy Finance Corp.	5.75%	09/01/2020	-	-	4,165,000	4,372,075			4,165,000	4,372,075
Regency Energy Partners, LP / Regency Energy Finance Corp.	5.88%	03/01/2022	4,470,000	4,781,304	1,783,000	1,907,173			6,253,000	6,688,477
Rowan Cos., Inc.	4.88%	06/01/2022	2,296,000	2,009,000	3,162,000	2,766,750			5,458,000	4,775,750
Sabine Pass Liquefaction LLC	5.63%	02/01/2021	1,615,000	1,631,150	1,794,000	1,811,940			3,409,000	3,443,090
Sabine Pass Liquefaction LLC	5.63%	03/01/2025	1,925,000	1,917,781	3,000,000	2,988,750			4,925,000	4,906,531
Sabine Pass Liquefaction LLC	5.88%	06/30/2026	1,986,000	1,993,447	2,682,000	2,692,057			4,668,000	4,685,504
Transocean, Inc.	8.13%	12/15/2021	3,721,000	3,144,245	5,069,000	4,283,305			8,790,000	7,427,550
Weatherford International LLC	6.80%	06/15/2037	2,144,000	1,581,865	2,326,000	1,716,146			4,470,000	3,298,011
Weatherford International, Ltd.	6.75%	09/15/2040	1,875,000	1,387,500	2,852,000	2,110,480			4,727,000	3,497,980
Food & Staples Retailing
Albertsons Cos. LLC / Safeway, Inc.	6.63%	06/15/2024	711,000	734,108	962,000	993,265			1,673,000	1,727,373
Rite Aid Corp.	6.13%	04/01/2023	1,764,000	1,883,070	1,675,000	1,788,063			3,439,000	3,671,133
Rite Aid Corp.	6.75%	06/15/2021	2,253,000	2,371,282	3,302,000	3,475,354			5,555,000	5,846,636
Food Products
Aramark Services, Inc.	5.75%	03/15/2020	205,000	211,150	174,000	179,220			379,000	390,370
JBS USA LLC / JBS USA Finance, Inc.	5.75%	06/15/2025	1,160,000	1,090,400	330,000	310,200			1,490,000	1,400,600
JBS USA LLC / JBS USA Finance, Inc.	7.25%	06/01/2021	2,140,000	2,214,900	-	-			2,140,000	2,214,900
JBS USA LLC / JBS USA Finance, Inc.	7.25%	06/01/2021	-	-	2,523,000	2,611,305			2,523,000	2,611,305
Pilgrim's Pride Corp.	5.75%	03/15/2025	1,009,000	1,006,477	2,105,000	2,099,737			3,114,000	3,106,214
Post Holdings, Inc.	6.75%	12/01/2021	4,845,000	5,123,587	-	-			4,845,000	5,123,587
Post Holdings, Inc.	7.38%	02/15/2022	827,000	869,384	6,372,000	6,698,565			7,199,000	7,567,949
Post Holdings, Inc.	8.00%	07/15/2025	458,000	507,808	715,000	792,756			1,173,000	1,300,564
Gas Utilities
Ferrellgas, LP / Ferrellgas Finance Corp.	6.75%	06/15/2023	2,516,000	2,207,790	3,432,000	3,011,580			5,948,000	5,219,370
Health Care Equipment & Supplies
Crimson Merger Sub, Inc.	6.63%	05/15/2022	3,330,000	2,747,250	4,556,000	3,758,700			7,886,000	6,505,950
DJO Finco, Inc. / DJO Finance LLC	8.13%	06/15/2021	2,345,000	2,028,425	3,221,000	2,786,165			5,566,000	4,814,590
Hologic, Inc.	5.25%	07/15/2022	2,139,000	2,235,255	2,608,000	2,725,360			4,747,000	4,960,615
Mallinckrodt International Finance SA	4.75%	04/15/2023	3,250,000	2,632,500	3,955,000	3,203,550			7,205,000	5,836,050
Mallinckrodt International Finance SA / Mallinckrodt CB LLC	5.50%	04/15/2025	-	-	2,675,000	2,386,421			2,675,000	2,386,421
Mallinckrodt International Finance SA / Mallinckrodt CB LLC	5.75%	08/01/2022	3,982,000	3,782,900	3,611,000	3,430,450			7,593,000	7,213,350
Health Care Providers & Services
CHS / Community Health Systems, Inc.	6.88%	02/01/2022	7,498,000	6,560,750	7,722,000	6,756,750			15,220,000	13,317,500
CHS / Community Health Systems, Inc.	7.13%	07/15/2020	2,295,000	2,127,672	7,490,000	6,943,904			9,785,000	9,071,576
CHS / Community Health Systems, Inc.	8.00%	11/15/2019	2,104,000	2,059,290	2,900,000	2,838,375			5,004,000	4,897,665
DaVita HealthCare Partners, Inc.	5.75%	08/15/2022	2,229,000	2,332,091	4,835,000	5,058,619			7,064,000	7,390,710
HCA Holdings, Inc.	6.25%	02/15/2021	8,043,000	8,585,902	6,185,000	6,602,487			14,228,000	15,188,389
HCA, Inc.	5.25%	04/15/2025	-	-	2,679,000	2,799,555			2,679,000	2,799,555
HCA, Inc.	5.25%	06/15/2026	-	-	2,415,000	2,507,072			2,415,000	2,507,072
HCA, Inc.	5.88%	02/15/2026	1,270,000	1,317,625	-	-			1,270,000	1,317,625
HCA, Inc.	7.50%	02/15/2022	3,410,000	3,877,170	5,561,000	6,322,857			8,971,000	10,200,027
HealthSouth Corp.	5.75%	11/01/2024	2,295,000	2,304,180	3,893,000	3,908,572			6,188,000	6,212,752
HealthSouth Corp.	5.75%	09/15/2025	1,278,000	1,265,220	1,195,000	1,183,050			2,473,000	2,448,270
LifePoint Health, Inc.	5.38%	05/01/2024	-	-	2,834,000	2,841,085			2,834,000	2,841,085
LifePoint Health, Inc.	5.50%	12/01/2021	3,940,000	4,107,450	1,477,000	1,539,773			5,417,000	5,647,223
LifePoint Health, Inc.	5.88%	12/01/2023	-	-	886,000	921,440			886,000	921,440
Tenet Healthcare Corp.	4.38%	10/01/2021	1,200,000	1,191,000	3,045,000	3,022,163			4,245,000	4,213,163
Tenet Healthcare Corp.	5.00%	03/01/2019	745,000	720,787	2,042,000	1,975,634			2,787,000	2,696,421
Tenet Healthcare Corp.	5.50%	03/01/2019	1,135,000	1,117,975	1,600,000	1,576,000			2,735,000	2,693,975
Tenet Healthcare Corp.	6.00%	10/01/2020	1,410,000	1,487,550	1,293,000	1,364,115			2,703,000	2,851,665
Tenet Healthcare Corp.	6.75%	06/15/2023	1,034,000	990,055	1,367,000	1,308,903			2,401,000	2,298,958
Tenet Healthcare Corp.	8.13%	04/01/2022	4,042,000	4,142,242	4,211,000	4,315,433			8,253,000	8,457,675
Hotels, Restaurants & Leisure
Boyd Gaming Corp.	6.38%	04/01/2026	445,000	465,025	635,000	663,575			1,080,000	1,128,600
Boyd Gaming Corp.	6.88%	05/15/2023	3,145,000	3,349,425	4,633,000	4,934,145			7,778,000	8,283,570
FelCor Lodging, LP	5.63%	03/01/2023	2,680,000	2,680,000	3,655,000	3,655,000			6,335,000	6,335,000
International Game Technology PLC	6.25%	02/15/2022	231,000	234,754	1,479,000	1,503,034			1,710,000	1,737,788

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

International Game Technology PLC	6.50%	02/15/2025	$8,218,000	$8,279,635	$9,162,000	$9,230,715			$17,380,000	$17,510,350
MGM Growth Properties Operating Partnership, LP / MGP Escrow Co-Issuer, Inc.	5.63%	05/01/2024	271,000	286,583	370,000	391,275			641,000	677,858
MGM Resorts International	6.00%	03/15/2023	1,232,000	1,299,760	3,410,000	3,597,550			4,642,000	4,897,310
MGM Resorts International	6.63%	12/15/2021	3,185,000	3,463,687	4,410,000	4,795,874			7,595,000	8,259,561
MGM Resorts International	6.75%	10/01/2020	-	-	2,134,000	2,331,395			2,134,000	2,331,395
MGM Resorts International	7.75%	03/15/2022	3,385,000	3,825,050	-	-			3,385,000	3,825,050
MGM Resorts International	11.38%	03/01/2018	1,911,000	2,173,763	1,331,000	1,514,013			3,242,000	3,687,776
NCL Corp., Ltd.	4.63%	11/15/2020	2,630,000	2,625,056	3,565,000	3,558,298			6,195,000	6,183,354
New Cotai LLC / New Cotai Capital Corp.	10.63%	05/01/2019	2,668,206	1,600,368	-	-			2,668,206	1,600,368
Scientific Games International, Inc.	7.00%	01/01/2022	683,000	686,415	1,050,000	1,055,250			1,733,000	1,741,665
Scientific Games International, Inc.	10.00%	12/01/2022	7,477,000	6,075,062	10,124,000	8,225,750			17,601,000	14,300,812
Studio City Finance, Ltd.	8.50%	12/01/2020	3,325,000	3,358,250	3,820,000	3,858,200			7,145,000	7,216,450
Viking Cruises, Ltd.	6.25%	05/15/2025	1,424,000	1,075,120	3,502,000	2,644,010			4,926,000	3,719,130
Viking Cruises, Ltd.	8.50%	10/15/2022	5,205,000	4,437,262	5,171,000	4,408,277			10,376,000	8,845,539
Waterford Gaming LLC / Waterford Gaming Financial Corp.	8.63%	09/15/2049	1,066,313	-	-	-			1,066,313	-
Household Durables
Beazer Homes USA, Inc.	5.75%	06/15/2019	3,139,000	2,856,490	675,000	614,250			3,814,000	3,470,740
Beazer Homes USA, Inc.	6.63%	04/15/2018	-	-	17,000	17,298			17,000	17,298
Beazer Homes USA, Inc.	7.25%	02/01/2023	925,000	756,187	6,761,000	5,527,117			7,686,000	6,283,304
Beazer Homes USA, Inc.	7.50%	09/15/2021	1,824,000	1,577,760	784,000	678,160			2,608,000	2,255,920
Beazer Homes USA, Inc.	9.13%	05/15/2019	2,020,000	1,994,750	2,812,000	2,776,850			4,832,000	4,771,600
KB Home	7.00%	12/15/2021	1,975,000	1,984,875	2,306,000	2,317,530			4,281,000	4,302,405
KB Home	7.25%	06/15/2018	-	-	2,765,000	2,958,550			2,765,000	2,958,550
KB Home	7.63%	05/15/2023	2,998,000	3,042,970	3,480,000	3,532,200			6,478,000	6,575,170
KB Home	8.00%	03/15/2020	910,000	973,700	990,000	1,059,300			1,900,000	2,033,000
KB Home	9.10%	09/15/2017	1,158,000	1,233,270	-	-			1,158,000	1,233,270
Meritage Homes Corp.	4.50%	03/01/2018	6,072,000	6,163,080	2,098,000	2,129,470			8,170,000	8,292,550
Meritage Homes Corp.	7.00%	04/01/2022	-	-	115,000	124,200			115,000	124,200
Meritage Homes Corp.	7.15%	04/15/2020	-	-	3,883,000	4,164,518			3,883,000	4,164,518
Tempur Sealy International, Inc.	5.50%	06/15/2026	1,300,000	1,277,250	1,861,000	1,828,433			3,161,000	3,105,683
Tempur Sealy International, Inc.	5.63%	10/15/2023	2,136,000	2,200,080	2,797,000	2,880,910			4,933,000	5,080,990
Household Products
Kronos Acquisition Holdings, Inc.	9.00%	08/15/2023	1,740,000	1,705,200	2,365,000	2,317,700			4,105,000	4,022,900
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	-	-	745,000	769,213			745,000	769,213
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	6.88%	02/15/2021	3,693,000	3,803,790	1,210,000	1,246,300			4,903,000	5,050,090
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	7.13%	04/15/2019	2,472,000	2,509,080	-	-			2,472,000	2,509,080
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	9.88%	08/15/2019	2,210,000	2,281,825	6,542,000	6,754,615			8,752,000	9,036,440
Independent Power & Renewable Electricity Producers
Calpine Corp.	5.25%	06/01/2026	1,727,000	1,722,683	2,336,000	2,330,160			4,063,000	4,052,843
Calpine Corp.	5.38%	01/15/2023	370,000	360,750	500,000	487,500			870,000	848,250
Calpine Corp.	5.75%	01/15/2025	1,778,000	1,729,105	2,635,000	2,562,538			4,413,000	4,291,643
Calpine Corp.	6.00%	01/15/2022	2,597,000	2,720,357	3,560,000	3,729,100			6,157,000	6,449,457
NRG Energy, Inc.	6.63%	03/15/2023	-	-	1,500,000	1,477,500			1,500,000	1,477,500
NRG Energy, Inc.	7.25%	05/15/2026	2,906,000	2,891,470	1,223,000	1,216,885			4,129,000	4,108,355
NRG Energy, Inc.	7.88%	05/15/2021	6,278,000	6,497,730	10,746,000	11,122,110			17,024,000	17,619,840
NRG Energy, Inc.	8.25%	09/01/2020	2,045,000	2,114,673	596,000	616,306			2,641,000	2,730,979
Insurance
Genworth Holdings, Inc.	4.80%	02/15/2024	-	-	2,000,000	1,495,000			2,000,000	1,495,000
Genworth Holdings, Inc.	4.90%	08/15/2023	577,000	434,193	1,857,000	1,397,393			2,434,000	1,831,586
Genworth Holdings, Inc.	7.20%	02/15/2021	1,023,000	861,878	3,515,000	2,961,388			4,538,000	3,823,266
Genworth Holdings, Inc.	7.63%	09/24/2021	4,494,000	3,825,517	1,426,000	1,213,882			5,920,000	5,039,399
Lincoln National Corp.	2.99%	05/17/2066	8,111,000	5,596,590	10,839,000	7,478,910			18,950,000	13,075,500
IT Services
First Data Corp.	5.00%	01/15/2024	1,072,000	1,074,680	1,451,000	1,454,628			2,523,000	2,529,308
First Data Corp.	5.75%	01/15/2024	2,320,000	2,302,600	2,000,000	1,985,000			4,320,000	4,287,600
First Data Corp.	6.75%	11/01/2020	6,218,000	6,494,639	7,521,000	7,855,609			13,739,000	14,350,248
First Data Corp.	7.00%	12/01/2023	986,000	998,325	1,355,000	1,371,938			2,341,000	2,370,263
Machinery
CNH Industrial Capital LLC	3.88%	07/16/2018	1,110,000	1,115,550	2,515,000	2,527,575			3,625,000	3,643,125
Meritor, Inc.	6.25%	02/15/2024	1,852,000	1,583,460	2,328,000	1,990,440			4,180,000	3,573,900
Meritor, Inc.	6.75%	06/15/2021	910,000	850,850	1,047,000	978,945			1,957,000	1,829,795
Wise Metals Group LLC / Wise Alloys Finance Corp.	8.75%	12/15/2018	1,616,000	1,486,720	2,192,000	2,016,640			3,808,000	3,503,360
Media
Adelphia Communications Corp.	9.25%	10/01/2049	1,305,000	6,525	-	-			1,305,000	6,525
Adelphia Communications Corp.	10.25%	06/15/2049	840,000	4,200	-	-			840,000	4,200
Adelphia Communications Corp.	10.25%	11/01/2049	620,000	3,100	-	-			620,000	3,100
Cablevision Systems Corp.	5.88%	09/15/2022	1,456,000	1,304,576	3,274,000	2,933,504			4,730,000	4,238,080
Cablevision Systems Corp.	7.75%	04/15/2018	3,805,000	4,073,709	3,999,000	4,281,409			7,804,000	8,355,118
Cablevision Systems Corp.	8.00%	04/15/2020	3,129,000	3,208,821	3,987,000	4,088,708			7,116,000	7,297,529
CCO Holdings LLC / CCO Holdings Capital Corp.	5.13%	02/15/2023	-	-	2,675,000	2,716,489			2,675,000	2,716,489
CCO Holdings LLC / CCO Holdings Capital Corp.	5.25%	09/30/2022	885,000	908,231	-	-			885,000	908,231
CCO Holdings LLC / CCO Holdings Capital Corp.	5.50%	05/01/2026	419,000	425,285	488,000	495,320			907,000	920,605
CCO Holdings LLC / CCO Holdings Capital Corp.	5.75%	01/15/2024	60,000	63,144	-	-			60,000	63,144
CCO Holdings LLC / CCO Holdings Capital Corp.	5.75%	02/15/2026	1,750,000	1,802,500	400,000	412,000			2,150,000	2,214,500
CCO Holdings LLC / CCO Holdings Capital Corp.	5.88%	04/01/2024	-	-	1,000,000	1,037,500			1,000,000	1,037,500
Cequel Communications Holdings I LLC / Cequel Capital Corp.	6.38%	09/15/2020	1,400,000	1,423,520	1,003,000	1,019,850			2,403,000	2,443,370
Cequel Communications Holdings I LLC / Cequel Capital Corp.	7.75%	07/15/2025	500,000	521,250	550,000	573,375			1,050,000	1,094,625
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	2,798,000	2,693,075	4,389,000	4,224,413			7,187,000	6,917,488
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	1,751,000	1,751,000	2,900,000	2,900,000			4,651,000	4,651,000
Clear Channel Worldwide Holdings, Inc.	7.63%	03/15/2020	385,000	351,313	3,071,000	2,802,288			3,456,000	3,153,601
Clear Channel Worldwide Holdings, Inc.	7.63%	03/15/2020	8,431,000	8,022,096	7,827,000	7,447,390			16,258,000	15,469,486
CSC Holdings LLC	6.75%	11/15/2021	185,000	188,700	-	-			185,000	188,700
DISH DBS Corp.	5.00%	03/15/2023	750,000	682,500	2,820,000	2,566,200			3,570,000	3,248,700
DISH DBS Corp.	5.88%	07/15/2022	1,970,000	1,915,825	1,030,000	1,001,675			3,000,000	2,917,500
DISH DBS Corp.	5.88%	11/15/2024	1,904,000	1,770,720	7,719,000	7,178,670			9,623,000	8,949,390
DISH DBS Corp.	6.75%	06/01/2021	3,215,000	3,331,544	-	-			3,215,000	3,331,544
DISH DBS Corp.	7.75%	07/01/2026	1,230,000	1,266,900	913,000	940,390			2,143,000	2,207,290
DISH DBS Corp.	7.88%	09/01/2019	3,253,000	3,586,432	3,950,000	4,354,874			7,203,000	7,941,306
iHeartCommunications, Inc.	9.00%	03/01/2021	250,000	176,250	440,000	310,200			690,000	486,450
iHeartCommunications, Inc.	10.63%	03/15/2023	1,748,000	1,210,490	2,082,000	1,441,785			3,830,000	2,652,275
Regal Entertainment Group	5.75%	02/01/2025	1,893,000	1,864,605	1,657,000	1,632,145			3,550,000	3,496,750
Regal Entertainment Group	5.75%	06/15/2023	345,000	347,588	1,365,000	1,375,238			1,710,000	1,722,826
Unitymedia GmbH	6.13%	01/15/2025	2,106,000	2,158,439	3,076,000	3,152,592			5,182,000	5,311,031
Univision Communications, Inc.	5.13%	02/15/2025	898,000	887,898	1,444,000	1,427,755			2,342,000	2,315,653
Univision Communications, Inc.	6.75%	09/15/2022	9,061,000	9,559,355	8,066,000	8,509,630			17,127,000	18,068,985
Metals & Mining
ArcelorMittal	8.00%	10/15/2039	3,333,000	3,233,010	4,255,000	4,127,350			7,588,000	7,360,360
Constellium NV	5.75%	05/15/2024	2,949,000	2,322,337	3,299,000	2,597,962			6,248,000	4,920,299
Constellium NV	7.88%	04/01/2021	646,000	666,187	908,000	936,374			1,554,000	1,602,561
Constellium NV	8.00%	01/15/2023	1,318,000	1,159,840	2,130,000	1,874,400			3,448,000	3,034,240
FMG Resources Pty, Ltd.	9.75%	03/01/2022	856,000	944,810	946,000	1,044,148			1,802,000	1,988,958
Freeport-McMoRan, Inc.	5.45%	03/15/2043	2,750,000	2,206,875	3,800,000	3,049,500			6,550,000	5,256,375
Novelis, Inc.	8.38%	12/15/2017	2,045,000	2,091,012	700,000	715,750			2,745,000	2,806,762
Novelis, Inc.	8.75%	12/15/2020	307,000	320,048	2,545,000	2,653,163			2,852,000	2,973,211
Teck Resources, Ltd.	3.75%	02/01/2023	691,000	525,160	882,000	670,320			1,573,000	1,195,480
Teck Resources, Ltd.	6.00%	08/15/2040	635,000	444,500	790,000	553,000			1,425,000	997,500
Teck Resources, Ltd.	6.25%	07/15/2041	2,040,000	1,448,400	1,973,000	1,400,830			4,013,000	2,849,230
Teck Resources, Ltd.	8.00%	06/01/2021	415,000	427,450	563,000	579,890			978,000	1,007,340
Teck Resources, Ltd.	8.50%	06/01/2024	415,000	430,563	563,000	584,113			978,000	1,014,676
Multiline Retail
Dollar Tree, Inc.	5.25%	03/01/2020	207,000	213,210	333,000	342,990			540,000	556,200
Dollar Tree, Inc.	5.75%	03/01/2023	1,117,000	1,186,813	1,138,000	1,209,125			2,255,000	2,395,938
Oil, Gas & Consumable Fuels
Antero Resources Corp.	5.38%	11/01/2021	861,000	841,628	1,360,000	1,329,400			2,221,000	2,171,028
Berry Petroleum Co. LLC	6.38%	09/15/2022	1,625,000	560,625	-	-			1,625,000	560,625
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.	7.88%	04/15/2022	3,505,000	701,000	4,169,000	833,800			7,674,000	1,534,800
Carrizo Oil & Gas, Inc.	7.50%	09/15/2020	1,749,000	1,770,862	2,481,000	2,512,012			4,230,000	4,282,874
Chesapeake Energy Corp.	8.00%	12/15/2022	3,216,000	2,725,560	4,383,000	3,714,593			7,599,000	6,440,153
CITGO Holding, Inc.	10.75%	02/15/2020	4,231,000	4,252,155	3,857,000	3,876,285			8,088,000	8,128,440

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value	Principal	Value

CITGO Petroleum Corp.	6.25%	08/15/2022	$1,988,000	$1,903,510	$2,901,000	$2,777,708			$4,889,000	$4,681,218
Concho Resources, Inc.	5.50%	04/01/2023	2,076,000	2,081,190	2,784,000	2,790,960			4,860,000	4,872,150
Continental Resources, Inc.	4.50%	04/15/2023	1,220,000	1,137,650	1,669,000	1,556,343			2,889,000	2,693,993
Continental Resources, Inc.	5.00%	09/15/2022	1,694,000	1,655,885	2,328,000	2,275,620			4,022,000	3,931,505
Denbury Resources, Inc.	5.50%	05/01/2022	1,087,000	733,725	1,105,000	745,875			2,192,000	1,479,600
EnLink Midstream Partners, LP	4.15%	06/01/2025	908,000	836,824	1,240,000	1,142,799			2,148,000	1,979,623
EnLink Midstream Partners, LP	5.05%	04/01/2045	2,391,000	1,953,710	3,302,000	2,698,097			5,693,000	4,651,807
EP Energy LLC / Everest Acquisition Finance, Inc.	9.38%	05/01/2020	867,000	613,403	1,173,000	829,898			2,040,000	1,443,301
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.	6.50%	11/15/2020	766,000	767,624	956,000	958,027			1,722,000	1,725,651
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.	6.75%	02/01/2022	1,284,000	1,258,722	1,783,000	1,747,898			3,067,000	3,006,620
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.	6.88%	02/15/2023	1,279,000	1,234,235	1,777,000	1,714,805			3,056,000	2,949,040
Kinder Morgan, Inc.	7.75%	01/15/2032	-	-	1,922,000	2,163,709			1,922,000	2,163,709
Kinder Morgan, Inc.	8.05%	10/15/2030	2,000,000	2,197,412	486,000	533,971			2,486,000	2,731,383
Linn Energy LLC / Linn Energy Finance Corp.	6.25%	11/01/2019	-	-	6,460,000	1,082,050			6,460,000	1,082,050
Linn Energy LLC / Linn Energy Finance Corp.	6.50%	05/15/2019	-	-	1,350,000	237,938			1,350,000	237,938
Linn Energy LLC / Linn Energy Finance Corp.	7.75%	02/01/2021	4,085,000	694,450	3,333,000	566,610			7,418,000	1,261,060
Linn Energy LLC / Linn Energy Finance Corp.	8.63%	04/15/2020	3,225,000	552,281	-	-			3,225,000	552,281
Oasis Petroleum, Inc.	6.50%	11/01/2021	365,000	333,063	706,000	644,225			1,071,000	977,288
Oasis Petroleum, Inc.	7.25%	02/01/2019	1,613,000	1,544,447	1,411,000	1,351,032			3,024,000	2,895,479
ONEOK, Inc.	7.50%	09/01/2023	2,181,000	2,322,765	3,027,000	3,223,755			5,208,000	5,546,520
Peabody Energy Corp.	6.25%	11/15/2021	420,000	55,650	516,000	68,370			936,000	124,020
Peabody Energy Corp.	6.50%	09/15/2020	1,000,000	132,500	1,440,000	190,800			2,440,000	323,300
Peabody Energy Corp.	10.00%	03/15/2022	1,414,000	187,355	1,992,000	263,940			3,406,000	451,295
Rose Rock Midstream, LP / Rose Rock Finance Corp.	5.63%	11/15/2023	1,495,000	1,300,650	2,018,000	1,755,660			3,513,000	3,056,310
SM Energy Co.	5.63%	06/01/2025	-	-	929,000	798,940			929,000	798,940
SM Energy Co.	6.13%	11/15/2022	3,265,000	2,999,719	-	-			3,265,000	2,999,719
SM Energy Co.	6.50%	11/15/2021	-	-	3,027,000	2,837,813			3,027,000	2,837,813
SM Energy Co.	6.50%	01/01/2023	-	-	723,000	672,390			723,000	672,390
Sunoco, LP / Sunoco Finance Corp.	5.50%	08/01/2020	3,329,000	3,287,387	3,552,000	3,507,599			6,881,000	6,794,986
Sunoco, LP / Sunoco Finance Corp.	6.25%	04/15/2021	621,000	619,448	662,000	660,345			1,283,000	1,279,793
Sunoco, LP / Sunoco Finance Corp.	6.38%	04/01/2023	2,760,000	2,739,300	3,825,000	3,796,313			6,585,000	6,535,613
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	5.00%	01/15/2018	1,545,000	1,572,037	2,142,000	2,179,484			3,687,000	3,751,521
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	6.75%	03/15/2024	1,685,000	1,727,125	1,695,000	1,737,375			3,380,000	3,464,500
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.	6.38%	05/01/2024	1,115,000	1,167,963	1,525,000	1,597,438			2,640,000	2,765,401
Whiting Petroleum Corp.	5.75%	03/15/2021	1,785,000	1,610,962	2,060,000	1,859,149			3,845,000	3,470,111
WPX Energy, Inc.	8.25%	08/01/2023	2,100,000	2,105,250	2,865,000	2,872,163			4,965,000	4,977,413
Paper & Forest Products
Boise Cascade Co.	6.38%	11/01/2020	2,410,000	2,458,200	3,705,000	3,779,100			6,115,000	6,237,300
Personal Products
Revlon Consumer Products Corp.	5.75%	02/15/2021	4,540,000	4,381,100	5,000,000	4,825,000			9,540,000	9,206,100
Pharmaceuticals
Endo, Ltd. / Endo Finance LLC	6.00%	07/15/2023	3,180,000	2,782,500	5,732,000	5,015,500			8,912,000	7,798,000
Valeant Pharmaceuticals International, Inc.	5.63%	12/01/2021	1,150,000	948,750	1,430,000	1,179,750			2,580,000	2,128,500
Valeant Pharmaceuticals International, Inc.	5.88%	05/15/2023	2,853,000	2,303,798	7,787,000	6,288,003			10,640,000	8,591,801
Valeant Pharmaceuticals International, Inc.	6.38%	10/15/2020	5,367,000	4,615,620	3,842,000	3,304,120			9,209,000	7,919,740
Valeant Pharmaceuticals International, Inc.	7.50%	07/15/2021	830,000	731,956	1,453,000	1,281,364			2,283,000	2,013,320
Professional Services
Ceridian HCM Holding, Inc.	11.00%	03/15/2021	3,599,000	3,581,005	4,941,000	4,916,295			8,540,000	8,497,300
Real Estate Investment Trusts
CBL & Associates, LP	5.25%	12/01/2023	3,139,000	2,978,098	4,217,000	4,000,841			7,356,000	6,978,939
Communications Sales & Leasing, Inc. / CSL Capital LLC	8.25%	10/15/2023	1,065,000	1,080,315	1,525,000	1,546,930			2,590,000	2,627,245
Equinix, Inc.	5.88%	01/15/2026	2,127,000	2,216,068	-	-			2,127,000	2,216,068
Iron Mountain US Holdings, Inc.	5.38%	06/01/2026	1,436,000	1,392,920	1,930,000	1,872,100			3,366,000	3,265,020
Iron Mountain, Inc.	4.38%	06/01/2021	875,000	881,562	1,184,000	1,192,879			2,059,000	2,074,441
VEREIT Operating Partnership, LP	4.13%	06/01/2021	940,000	980,533	1,270,000	1,324,762			2,210,000	2,305,295
Road & Rail
Aviation Capital Group Corp.	6.75%	04/06/2021	2,779,000	3,140,270	3,741,000	4,227,330			6,520,000	7,367,600
Hertz Corp.	5.88%	10/15/2020	-	-	2,891,000	2,963,275			2,891,000	2,963,275
Hertz Corp.	6.75%	04/15/2019	-	-	4,050,000	4,134,665			4,050,000	4,134,665
Hertz Corp.	7.38%	01/15/2021	2,724,000	2,812,530	-	-			2,724,000	2,812,530
Hertz Corp.	7.50%	10/15/2018	735,000	748,781	-	-			735,000	748,781
Semiconductors & Semiconductor Equipment
Micron Technology, Inc.	7.50%	09/15/2023	469,000	498,313	639,000	678,938			1,108,000	1,177,251
Software
Ensemble S Merger Sub, Inc.	9.00%	09/30/2023	960,000	948,000	1,150,000	1,135,625			2,110,000	2,083,625
Infor US, Inc.	5.75%	08/15/2020	776,000	812,860	1,288,000	1,349,180			2,064,000	2,162,040
Infor US, Inc.	6.50%	05/15/2022	3,253,000	3,072,068	3,539,000	3,342,161			6,792,000	6,414,229
Specialty Retail
Claire's Stores, Inc.	6.13%	03/15/2020	-	-	600,000	306,000			600,000	306,000
Claire's Stores, Inc.	9.00%	03/15/2019	5,226,000	3,109,470	5,986,000	3,561,670			11,212,000	6,671,140
L Brands, Inc.	6.75%	07/01/2036	2,345,000	2,343,523	3,250,000	3,247,953			5,595,000	5,591,476
L Brands, Inc.	6.88%	11/01/2035	2,176,000	2,203,200	2,968,000	3,005,100			5,144,000	5,208,300
Men's Wearhouse, Inc.	7.00%	07/01/2022	2,494,000	2,094,960	2,505,000	2,104,200			4,999,000	4,199,160
Technology Hardware, Storage & Peripherals
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	5.45%	06/15/2023	1,603,000	1,663,230	2,173,000	2,254,646			3,776,000	3,917,876
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	5.88%	06/15/2021	754,000	768,908	1,031,000	1,051,385			1,785,000	1,820,293
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	7.13%	06/15/2024	754,000	787,493	1,031,000	1,076,798			1,785,000	1,864,291
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.35%	07/15/2046	1,152,000	1,238,526	1,560,000	1,677,170			2,712,000	2,915,696
Diebold, Inc.	8.50%	04/15/2024	2,754,000	2,733,345	3,725,000	3,697,063			6,479,000	6,430,408
Riverbed Technology, Inc.	8.88%	03/01/2023	2,704,000	2,798,640	3,866,000	4,001,310			6,570,000	6,799,950
Seagate HDD	4.88%	06/01/2027	1,445,000	1,046,570	635,000	459,911			2,080,000	1,506,481
Seagate HDD Cayman	4.75%	06/01/2023	2,924,000	2,471,481	3,522,000	2,976,934			6,446,000	5,448,415
Seagate HDD Cayman	4.75%	01/01/2025	1,050,000	830,813	1,350,000	1,068,188			2,400,000	1,899,001
Seagate HDD Cayman	5.75%	12/01/2034	-	-	1,900,000	1,334,750			1,900,000	1,334,750
Western Digital Corp.	7.38%	04/01/2023	1,785,000	1,901,025	2,400,000	2,556,000			4,185,000	4,457,025
Western Digital Corp.	10.50%	04/01/2024	2,357,000	2,521,990	3,222,000	3,447,540			5,579,000	5,969,530
Textiles, Apparel & Luxury Goods
Levi Strauss & Co.	6.88%	05/01/2022	5,431,000	5,763,649	6,209,000	6,589,301			11,640,000	12,352,950
Trading Companies & Distributors
International Lease Finance Corp.	5.88%	04/01/2019	-	-	1,250,000	1,332,813			1,250,000	1,332,813
United Rentals North America, Inc.	5.50%	07/15/2025	7,360,000	7,249,600	4,807,000	4,734,895			12,167,000	11,984,495
United Rentals North America, Inc.	7.63%	04/15/2022	2,188,000	2,335,690	7,970,000	8,507,975			10,158,000	10,843,665
Wireless Telecommunication Services
Sprint Communications, Inc.	6.00%	11/15/2022	2,470,000	1,943,643	-	-			2,470,000	1,943,643
Sprint Communications, Inc.	9.00%	11/15/2018	6,075,000	6,469,875	3,025,000	3,221,625			9,100,000	9,691,500
Sprint Communications, Inc.	9.13%	03/01/2017	995,000	1,025,367	-	-			995,000	1,025,367
Sprint Communications, Inc.	11.50%	11/15/2021	-	-	4,758,000	4,700,904			4,758,000	4,700,904
Sprint Corp.	7.25%	09/15/2021	1,570,000	1,338,425	-	-			1,570,000	1,338,425
Sprint Corp.	7.63%	02/15/2025	2,047,000	1,619,689	-	-			2,047,000	1,619,689
Sprint Corp.	7.88%	09/15/2023	8,612,000	7,040,310	14,065,000	11,498,138			22,677,000	18,538,448
T-Mobile USA, Inc.	6.13%	01/15/2022	-	-	702,000	736,223			702,000	736,223
T-Mobile USA, Inc.	6.63%	04/01/2023	-	-	1,881,000	1,992,694			1,881,000	1,992,694
T-Mobile USA, Inc.	6.63%	04/28/2021	1,360,000	1,421,200	-	-			1,360,000	1,421,200
T-Mobile USA, Inc.	6.73%	04/28/2022	4,671,000	4,911,790	4,939,000	5,193,605			9,610,000	10,105,395
T-Mobile USA, Inc.	6.84%	04/28/2023	455,000	480,594	-	-			455,000	480,594

Total Corporate Debt Securities				744,084,810		958,140,830				1,702,225,640

				Total Cost ($793,385,338)		Total Cost ($1,016,910,219)				Total Cost ($1,810,295,557)
Loan Assignments - 1.2%
Containers & Packaging
Anchor Glass Container Corp.	4.75%	07/01/2022	748,125	745,881	2,593,500	2,585,720			3,341,625	3,331,601
Household Products
KIK Custom Products, Inc.	TBD	08/26/2022	1,300,000	1,279,958	-	-			1,300,000	1,279,958
IT Services
First Data Corp.	4.45%	03/24/2021	1,000,000	995,750	2,650,000	2,638,737			3,650,000	3,634,487
Marine
Commercial Barge Line Co.	9.75%	11/12/2020	1,999,688	1,839,712	2,704,763	2,488,381			4,704,451	4,328,093
Metals & Mining
Atkore International, Inc.	4.50%	04/09/2021	-	-	656,600	650,581			656,600	650,581
Atkore International, Inc.	7.75%	04/28/2023	-	-	580,000	573,475			580,000	573,475

			TPP Master		TAF Destination		Adjustments			Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Principal	Value	Principal	Value	Principal	Value		Principal	Value

Oil, Gas & Consumable Fuels
CITGO Holding, Inc.	9.50%	05/12/2018	$-	$-	$2,261,833	$2,275,026				$2,261,833	$2,275,026
Software
BMC Software Finance, Inc.	TBD	09/10/2020	2,550,000	2,265,517	3,761,111	3,341,514				6,311,111	5,607,031

Total Loan Assignments				7,126,818		14,553,434					21,680,252

				Total Cost ($7,210,692)		Total Cost ($15,080,249)					Total Cost ($22,290,941)

			Shares	Value	Shares	Value				Shares	Value

Common Stocks - 0.0%
IT Services
Unisys Corp.			-	-	61,972	451,156				61,972	451,156
Media
New Cotai LLC / New Cotai Capital Corp.			6	185,250	-	-				6	185,250

Total Common Stocks				185,250	61,972	451,156					636,406

				Total Cost ($185,250)		Total Cost ($1,487,453)					Total Cost ($1,672,703)
Preferred Stock - 1.1%
Banks
GMAC Capital Trust I	6.41%		343,750	8,531,875	476,625	11,829,833				820,375	20,361,708

Total Preferred Stock				8,531,875		11,829,833					20,361,708

				Total Cost ($8,711,435)		Total Cost ($12,232,642)					Total Cost ($20,944,077)
Warrant - 0%
Food Products
American Seafoods Group LLC		5/15/2018	1,265	-	-	-				1,265	-

Total Warrant				-		-					-

				Total Cost ($0)		Total Cost ($0)					Total Cost ($0)
Securities Lending Collateral - 8.0%
State Street Navigator Securities Lending Trust - Prime Portfolio	0.51%		-	-	147,709,993	147,709,993				147,709,993	147,709,993

Total Securities Lending Collateral				-		147,709,993					147,709,993

				Total Cost ($0)		Total Cost ($147,709,993)					Total Cost ($147,709,993)

			Principal	Value	Principal	Value	Principal	Value		Principal	Value

Repurchase Agreement - 2.9%
State Street Bank & Trust Co.	0.03%	07/01/2016	$22,677,282	22,677,282	$29,691,824	29,691,824				$52,369,106	52,369,106

Total Repurchase Agreement				22,677,282		29,691,824					52,369,106

				Total Cost ($22,677,282)		Total Cost ($29,691,824)					Total Cost ($52,369,106)

Total Investments				782,606,035		1,162,377,070					1,944,983,105

				Total Cost ($832,169,997)		Total Cost ($1,223,112,380)					Total Cost ($2,055,282,377)

Other Assets and Liabilities - (5.9)%				9,924,803		(116,065,562)		(3,170,285)	(a) (c)		(109,311,044)

Net Assets				$792,530,838		$1,046,311,508		($3,170,285)			$1,835,672,061

VALUATION SUMMARY:

Investments	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Corporate Debt Securities	$-	$744,084,810	$-	$744,084,810	$-	$958,140,830	$-	$958,140,830	$-	$1,702,225,640	$-	$1,702,225,640
Loan Assignments	-	7,126,818	-	7,126,818	-	14,553,434	-	14,553,434	-	21,680,252	-	21,680,252
Common Stocks	-	-	185,250	185,250	451,156	-	-	451,156	451,156	-	185,250	636,406
Preferred Stock	8,531,875	-	-	8,531,875	11,829,833	-	-	11,829,833	20,361,708	-	-	20,361,708
Warrant	-	-	-	-		-	-	-	-	-	-	-
Securities Lending Collateral	-	-	-	-	147,709,993	-	-	147,709,993	147,709,993	-	-	147,709,993
Repurchase Agreement	-	22,677,282	-	22,677,282	-	29,691,824	-	29,691,824	-	52,369,106	-	52,369,106
Total Investments	$8,531,875	$773,888,910	$185,250	$782,606,035	$159,990,982	$1,002,386,088	$-	$1,162,377,070	$168,522,857	$1,776,274,998	$185,250	$1,944,983,105

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

    As of June 30, 2016, all securities held by the Target Master Portfolio would comply with the investment restrictions of the Destination Fund.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

	TPP Master	TPFG Feeder	TPFG II Feeder	TAF Destination	Adjustments		Combined Pro Forma Destination
Assets:
Investments, at value	$759,928,753	$-	$-	$1,132,685,246	$-		$1,892,613,999
Repurchase agreements, at value	22,677,282	-	-	29,691,824	-		52,369,106
Investments in Series Portfolio, at value	-	117,130,359	336,538,327	-	(453,668,686)	(b)	-
Cash	75,220	-	-	173,174	-		248,394
Cash on deposit with broker	-	-	-	-	-		-
Foreign currency, at value	-	-	-	-	-		-
Receivables:	-	-	-	-	-
Shares of beneficial interest sold	-	13	-	6,053,585	-		6,053,598
Investments sold	2,652,248	-	-	11,607,899	-		14,260,147
When-issued, delay-delivery, and forward commitment securities sold	-	-	-	-	-		-
Interest	13,333,482	-	-	17,023,861	-		30,357,343
Dividends	-	-	-	-	-		-
Tax reclaims	-	-	-	-	-		-
Net income from securities lending	-	-	-	64,327	-		64,327
Due from advisor	-	7,588	14,226	-	-		21,814
Money market waiver due from advisor	-	-	-	-	-		-
Variation margin receivable	-	-	-	-	-		-
Other	-	-	-	15,539	-		15,539
Prepaid Expenses	2,426	433	1,137	1,171	-		5,167
OTC swap agreements, at value	-	-	-	-	-		-
Unrealized appreciation on forward foreign currency contracts	-	-	-	-	-		-

Total assets	$798,669,411	$117,138,393	$336,553,690	$1,197,316,626	$(453,668,686)		$1,996,009,434

Liabilities:
Due to custodian	-	-	-	-	-		-
Cash deposit due to broker	-	-	-	-	-		-
Payables and other liabilities:
Shares of beneficial interest redeemed	-	73,631	2,838,884	1,143,646	-		4,056,161
Investments purchased	2,145,964	-	-	1,324,410	-		3,470,374
When-issued, delay-delivery, and forward commitment securities purchased	3,568,938	-	-	-	-		3,568,938
Investment advisory fees	356,014	-	-	-	-		356,014
Investment management fees	-	-	-	510,318	-		510,318
Administration/Investment advisory fees	-	28,879	13,669	-	-		42,548
Administration fees	-	-	-	-	-		-
Distribution and service fees	-	24,066	68,347	72,361	-		164,774
Transfer agent fees	-	-	-	135,371	-		135,371
Trustee, CCO and deferred compensation fees	1,268	229	519	508	-		2,524
Audit and tax fees	12,115	5,622	8,590	17,566	-		43,893
Custody and accounting fees	29,993	1,831	1,831	51,581	-		85,236
Legal fees	13,869	2,220	6,109	16,579	-		38,777
Printing and shareholder reports fees	5,278	5,604	5,367	-	-		16,249
Registration fees	-	4,796	10,140	22,633	-		37,569
Dividends, interest and fees for borrowings from securities sold short	-	-	-	-	-		-
Interest	-	-	-	-	-		-
Distribution payable to shareholders	-	-	-	-	-		-
Other	5,134	905	2,954	152	89,489	(c)	98,634
Collateral for securities on loan	-	-	-	147,709,993	-		147,709,993
Securities sold short, at value	-	-	-	-	-		-
Written options and swaptions, at value	-	-	-	-	-		-
OTC swap agreements, at value	-	-	-	-	-		-
Unrealized depreciation on forward foreign currency contracts	-	-	-	-	-		-

Total liabilities	6,138,573	147,783	2,956,410	151,005,118	89,489		160,337,373

Net Assets	$792,530,838	$116,990,610	$333,597,280	$1,046,311,508	$(453,758,175)		$1,835,672,061

Net Assets Consist of:
Paid-in capital	$203,584,128	140,125,835	361,489,776	1,126,282,163	$109,095,801	(d)	$1,940,577,703
Undistributed (distributions in excess of) net investment income (loss)	675,630,369	(22,477)	(46,046)	237,142	(675,561,846)	(d)	237,142
Accumulated net realized gain (loss)	(37,119,697)	(16,502,043)	(9,522,168)	(19,472,487)	63,143,908	(d)	(19,472,487)
Net unrealized appreciation (depreciation) on:
Investments	(49,563,962)	-	-	(60,735,310)	49,563,962	(d)	(60,735,310)
Allocated from Series Portfolio	-	(6,610,705)	(18,324,282)	-	-		(24,934,987)
Securities sold short	-	-	-	-	-		-
Written options and swaptions	-	-	-	-	-		-
Swap agreements	-	-	-	-	-		-
Futures contracts	-	-	-	-	-		-
Translation of assets and liabilities denominated in foreign currencies	-	-	-	-	-		-

Net Assets	$792,530,838	$116,990,610	$333,597,280	$1,046,311,508	$(453,758,175)		$1,835,672,061.00

	-	-	-	-	-

Net assets by class:		-	-	-
Class A	$-	$-	$-	$104,904,928	$-		$104,904,928
Class B	-	-	-	2,828,252	-		2,828,252
Class C	-	-	-	50,475,370	-		50,475,370
Class I	-	-	-	123,514,119	-		123,514,119
Class I2	-	-	-	761,898,198	-		761,898,198
Class I3	338,862,152	-	-	-	(89,489)	(c)	338,772,663
Class T	-	-	-	-	-		-
Class R	-	116,990,610	-	-	-		116,990,610
Class R4	-	-	333,597,280	-	-		333,597,280
Class R6	-	-	-	2,690,641	-		2,690,641
Shares outstanding (unlimited shares, no par value):
Class A	-	-	-	12,019,178	-		12,019,178
Class B	-	-	-	323,810	-		323,810
Class C	-	-	-	5,812,258	-		5,812,258
Class I	-	-	-	14,048,124	-		14,048,124
Class I2	-	-	-	86,477,326	-		86,477,326
Class I3	38,463,354	-	-	-	-		38,463,354
Class T	-	-	-	-	-		-
Class R	-	14,215,857	-	-	(936,560)	(e)	13,279,297
Class R4	-	-	40,567,434	-	(2,701,681)	(e)	37,865,753
Class R6	-	-	-	305,328	-		305,328
Net asset value per share:
Class A	$-	$-	$-	$8.73	-		$8.73
Class B	-	-	-	8.73	-		8.73
Class C	-	-	-	8.68	-		8.68
Class I	-	-	-	8.79	-		8.79
Class I2	-	-	-	8.81	-		8.81
Class I3	8.81	-	-	8.81	(8.81)	(f)	8.81
Class T	-	-	-	-	-		-
Class R	-	8.23	-	8.81	(8.23)	(f)	8.81
Class R4	-	-	8.22	8.81	(8.22)	(f)	8.81
Class R6	-	-	-	8.81	-		8.81
Maximum offering price per share:
Class A	$-	$-	$-	$9.17	-		$9.17

Investments, at cost	$809,492,715	$-	$-	$1,193,420,556	-		$2,002,913,271
Securities loaned, at value	-	-	-	144,672,079	-		144,672,079
Repurchase agreements, at cost	22,677,282	-	-	29,691,824	-		52,369,106
Foreign currency, at cost	-	-	-	-	-		-
Premium received on written options and swaptions	-	-	-	-	-		-

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF OPERATIONS

For the twelve-month period ended June 30, 2016

	TPP Master	TPFG Feeder	TPFG II Feeder	TAF Destination	Adjustments		Combined Pro Forma Destination
Investment Income:

Dividend income	$459,681	$70,785	$189,231	$920,277	$(260,016)	(b)	$1,379,958
Interest income	52,397,617	8,076,885	21,552,394	65,939,398	(29,629,279)	(b)	118,337,015
Net income (loss) from securities lending	-	-	-	462,059	-		462,059
Withholding taxes on foreign income	-	-	-	-	-		-
Expenses (net of waiver and/or reimbursement)	-	(699,812)	(1,868,222)	-	2,568,034	(b)	-

Total investment income (loss)	52,857,298	7,447,858	19,873,403	67,321,734	(27,321,261)		120,179,032

Expenses:
Investment advisory fees	4,349,648	-	-	3,622,635	242,632	(g)	8,214,915
Investment management fees	-	-	-	2,040,624	-		2,040,624
Administration/Investment advisory fees	-	365,270	162,551	-	(527,821)	(h)	-
Distribution and service fees:
Class A	-	-	-	283,935	(262)	(i)	283,673
Class B	-	-	-	36,238	(41)	(i)	36,197
Class C	-	-	-	541,127	(538)	(i)	540,589
Class I	-	-	-	-	-		-
Class I2	-	-	-	-	-		-
Class I3	-	-	-	-	-		-
Class T	-	-	-	-	-		-
Class R	-	304,392	-	-	303,517	(i)	607,909
Class R4	-	-	812,756	-	(1,152)	(i)	811,604
Class R6	-	-	-	-	-		-
Administration fees	-	-	-	192,868	(192,868)	(h)	-
Transfer agent fees:
Class A	-	-	-	162,287	-		162,287
Class B	-	-	-	7,005	-		7,005
Class C	-	-	-	61,179	-		61,179
Class I	-	-	-	115,368	-		115,368
Class I2	-	-	-	55,377	-		55,377
Class I3	-	-	-	-	-		-
Class T	-	-	-	-	-		-
Class R	-	-	-	-	-		-
Class R4	-	-	-	-	-		-
Class R6	-	-	-	41	-		41
Trustee, CCO and deferred compensation fees	12,523	2,225	5,947	14,601	-		35,296
Audit and tax fees	25,820	10,149	16,570	32,274	(31,791)	(j)	53,022
Custody fees	110,024	11,267	11,275	153,335	(73,337)	(k)	212,564
Legal fees	26,634	5,155	13,736	34,542	-		80,067
Printing and shareholder reports fees	3,382	13,198	29,927	129,734	-		176,241
Registration fees	-	25,846	33,598	129,782	-		189,226
Dividends, interest and fees for borrowings from securities sold short	-	-	-	-			-
Interest	-	-	-	-	-		-
Other	13,591	3,788	9,748	24,215	-		51,342

Total expenses before waiver and/or reimbursement and recapture	4,541,622	741,290	1,096,108	7,637,167	(281,661)		13,734,526
Expenses waived and/or reimbursed:
Fund level	-	-	-	-	-		-
Class A	-	-	-	-	-		-
Class B	-	-	-	-	-		-
Class C	-	-	-	-	-		-
Class I	-	-	-	-	-		-
Class I2	-	-	-	-	-		-
Class I3	-	-	-	-	(49,254)	(l)	(49,254)
Class T	-	-	-	-	-		-
Class R	-	(101,751)	-	-	84,317	(l)	(17,434)
Class R4	-	-	(200,894)	-	154,343	(l)	(46,551)
Class R6	-	-	-	-	-		-
Recapture of previously waived and/or reimbursed fees:
Fund level	-	-	-	-	-		-
Class A	-	-	-	-	-		-
Class B	-	-	-	-	-		-
Class C	-	-	-	-	-		-
Class I	-	-	-	-	-		-
Class I2	-	-	-	-	-		-
Class I3	-	-	-	-	-		-
Class T	-	-	-	-	-		-
Class R	-	-	-	-	-		-
Class R4	-	-	-	-	-		-
Class R6	-	-	-	-	-		-

Net expenses	4,541,622	639,539	895,214	7,637,167	(92,255)		13,621,287

Net investment income (loss)	48,315,676	6,808,319	18,978,189	59,684,567	(27,229,006)		106,557,745

Net realized gain (loss) on:
Allocated from series portfolio	-	(2,432,826)	(6,529,153)	-	8,961,979	(b)	-
Investments	(15,811,434)	-	-	(16,288,977)	-		(32,100,411)
Securities sold short	-	-	-	-	-		-
Written options and swaptions	-	-	-	-	-		-
Swap agreements	-	-	-	-	-		-
Futures contracts	-	-	-	-	-		-
Foreign currency transactions	-	-	-	-	-		-

Net realized gain (loss)	(15,811,434)	(2,432,826)	(6,529,153)	(16,288,977)	8,961,979		(32,100,411)

Net change in unrealized appreciation (depreciation) on:
Allocated from series portfolio	-	(4,951,137)	(12,349,190)	-	17,300,327	(b)	-
Investments	(31,406,997)	-	-	(44,298,233)	-		(75,705,230)
Securities sold short	-	-	-	-	-		-
Written options and swaptions	-	-	-	-	-		-
Swap agreements	-	-	-	-	-		-
Futures contracts	-	-	-	-	-		-
Translation of assets and liabilities denominated in foreign currencies	-	-	-	-	-		-

Net change in unrealized appreciation (depreciation)	(31,406,997)	(4,951,137)	(12,349,190)	(44,298,233)	17,300,327		(75,705,230)

Net realized and change in unrealized gain (loss)	(47,218,431)	(7,383,963)	(18,878,343)	(60,587,210)	26,262,306		(107,805,641)

Net increase (decrease) in net assets resulting from operations	$1,097,245	$(575,644)	$99,846	$(902,643)	$(966,700)		$(1,247,896)

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Group Four Reorganization Between:

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY

TRANSAMERICA PARTNERS INSTITUTIONAL INTERNATIONAL EQUITY

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY PORTFOLIO

AND

TRANSAMERICA INTERNATIONAL EQUITY

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

Reorganization Between TPP Master and TAF

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Common Stocks -94.5%
Argentina
Arcos Dorados Holdings, Inc.			487,900	$2,327,283	-	$-			487,900	$2,327,283
Australia
Asciano, Ltd.			108,313	718,634	1,598,933	10,608,580			1,707,246	11,327,214
BHP Billiton PLC			84,700	2,149,686	482,869	12,255,215			567,569	14,404,901
Challenger, Ltd.			615,639	4,022,111	4,892,961	31,966,835			5,508,600	35,988,946
Sonic Healthcare, Ltd.			164,400	2,666,094	1,592,700	25,829,007			1,757,100	28,495,101
South32, Ltd.			-	-	15,278,100	17,917,934			15,278,100	17,917,934
Belgium
Groupe Bruxelles Lambert SA			-	-	314,920	25,825,244			314,920	25,825,244
Brazil
Localiza Rent a Car SA			179,300	1,925,676	-	-			179,300	1,925,676
Marfrig Global Foods SA			2,060,000	3,604,022	-	-			2,060,000	3,604,022
Canada
Canadian Imperial Bank of Commerce			17,700	1,329,469	-	-			17,700	1,329,469
Canadian National Railway Co.			73,300	4,328,385	-	-			73,300	4,328,385
Fairfax Financial Holdings, Ltd.			7,600	4,093,276	-	-			7,600	4,093,276
Hudson's Bay Co.			290,300	3,503,059	-	-			290,300	3,503,059
Newalta Corp.			178,300	296,718	-	-			178,300	296,718
Suncor Energy, Inc.			201,300	5,584,266	-	-			201,300	5,584,266
Chile
Banco Santander Chile			137,000	2,653,690	-	-			137,000	2,653,690
China
Fosun International, Ltd.			3,028,536	3,930,597	-	-			3,028,536	3,930,597
Minth Group, Ltd.			600,000	1,941,197	-	-			600,000	1,941,197
PICC Property & Casualty Co., Ltd.			900,000	1,421,321	-	-			900,000	1,421,321
Shenzhen Expressway Co., Ltd.			2,226,000	2,036,921	-	-			2,226,000	2,036,921
Sinotrans, Ltd.			3,050,000	1,361,711	-	-			3,050,000	1,361,711
Czech Republic
Komercni Banka AS			45,000	1,687,233	-	-			45,000	1,687,233
Denmark
TDC A/S			188,800	925,209	1,785,624	8,750,396			1,974,424	9,675,605
France
Arkema SA			46,495	3,554,667	297,294	22,728,918			343,789	26,283,585
Bollore SA			826,900	2,783,772	3,923,500	13,208,525			4,750,400	15,992,297
Engie SA			305,800	4,910,126	2,685,000	43,112,127			2,990,800	48,022,253
Rexel SA			190,024	2,389,056	2,039,934	25,646,844			2,229,958	28,035,900
Sanofi			63,201	5,250,908	560,600	46,576,147			623,801	51,827,055
TOTAL SA			-	-	517,200	24,802,838			517,200	24,802,838
Veolia Environnement SA			200,070	4,320,431	1,895,681	40,936,470			2,095,751	45,256,901
Vivendi SA			151,200	2,828,757	1,692,224	31,659,327			1,843,424	34,488,084
Germany
Allianz SE			19,302	2,753,573	167,300	23,866,585			186,602	26,620,158
Bayer AG			8,231	826,679	78,465	7,880,617			86,696	8,707,296
Deutsche Boerse AG			27,700	2,275,685	334,300	27,464,314			362,000	29,739,999
Merck KGaA			36,000	3,659,145	302,200	30,716,489			338,200	34,375,634
METRO AG			100,524	3,091,724	891,200	27,409,820			991,724	30,501,544
SAP SE			50,900	3,822,851	469,047	35,227,836			519,947	39,050,687
Siemens AG			41,787	4,288,230	381,300	39,129,440			423,087	43,417,670
Talanx AG			-	-	624,951	18,612,915			624,951	18,612,915
TUI AG			137,400	1,560,734	1,852,572	21,043,463			1,989,972	22,604,197
Greece
OPAP SA			263,500	1,836,468	-	-			263,500	1,836,468
Hong Kong
Cheung Kong Property Holdings, Ltd.			437,000	2,759,071	3,919,000	24,743,251			4,356,000	27,502,322
China Mobile, Ltd.			340,000	3,932,863	-	-			340,000	3,932,863
China Resources Beer Holdings Co., Ltd.			1,260,000	2,747,517	-	-			1,260,000	2,747,517
CK Hutchison Holdings, Ltd.			308,000	3,388,141	2,921,100	32,133,439			3,229,100	35,521,580
First Pacific Co., Ltd.			2,650,000	1,913,613	11,815,012	8,531,833			14,465,012	10,445,446
Guangdong Investment, Ltd.			2,322,000	3,562,775	20,990,100	32,206,285			23,312,100	35,769,060
Noble Group, Ltd.			6,990,500	1,058,564	34,084,200	5,161,336			41,074,700	6,219,900
Shun Tak Holdings, Ltd.			1,526,000	482,748	-	-			1,526,000	482,748
India
Cairn India, Ltd.			1,617,457	3,389,542	-	-			1,617,457	3,389,542
Hindustan Zinc, Ltd.			500,000	1,344,532	-	-			500,000	1,344,532
Indonesia
AKR Corporindo Tbk PT			3,250,000	1,578,141	-	-			3,250,000	1,578,141
Ireland
DCC PLC			21,000	1,847,991	171,300	15,074,328			192,300	16,922,319
Ryanair Holdings PLC			34,860	2,424,165	172,912	12,024,300			207,772	14,448,465
Smurfit Kappa Group PLC			195,215	4,298,313	1,115,600	24,563,676			1,310,815	28,861,989
Israel
Teva Pharmaceutical Industries, Ltd.			91,700	4,606,091	940,500	47,241,315			1,032,200	51,847,406
Italy
Azimut Holding SpA			58,700	957,740	1,001,686	16,343,366			1,060,386	17,301,106
Davide Campari			-	-	981,841	9,718,845			981,841	9,718,845
Davide Campari-Milano SpA			-	-	534,648	5,292,261			534,648	5,292,261
Eni SpA			324,215	5,222,186	1,864,900	30,038,261			2,189,115	35,260,447
Mediobanca SpA			428,500	2,468,929	4,252,492	24,501,985			4,680,992	26,970,914
Prysmian SpA			147,638	3,240,528	896,149	19,669,704			1,043,787	22,910,232
Japan
Aisin Seiki Co., Ltd.			92,700	3,775,974	-	-			92,700	3,775,974
Astellas Pharma, Inc.			203,100	3,185,083	2,389,500	37,472,951			2,592,600	40,658,034
Bridgestone Corp.			61,500	1,976,421	681,200	21,891,677			742,700	23,868,098
Coca-Cola East Japan Co., Ltd.			-	-	1,576,200	30,167,775			1,576,200	30,167,775
Daiwa Securities Group, Inc.			620,000	3,266,389	5,338,500	28,125,189			5,958,500	31,391,578
Denka Co., Ltd.			-	-	4,262,300	17,237,041			4,262,300	17,237,041
Electric Power Development Co., Ltd.			62,200	1,449,153	744,300	17,340,910			806,500	18,790,063
FamilyMart Co., Ltd.			-	-	476,100	29,014,138			476,100	29,014,138
FANUC Corp.			22,500	3,660,148	172,600	28,077,401			195,100	31,737,549
FUJIFILM Holdings Corp.			124,200	4,819,012	552,500	21,437,232			676,700	26,256,244
Hitachi, Ltd.			833,800	3,493,501	8,632,800	36,170,183			9,466,600	39,663,684

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Japan Airlines Co., Ltd.			99,500	$3,201,173	756,800	$24,348,219			856,300	$27,549,392
Komatsu, Ltd.			128,900	2,239,208	898,600	15,610,182			1,027,500	17,849,390
Kuraray Co., Ltd.			334,700	3,993,464	2,107,200	25,142,000			2,441,900	29,135,464
Mitsubishi Corp.			-	-	918,600	16,174,092			918,600	16,174,092
Mitsubishi Heavy Industries, Ltd.			615,000	2,473,051	5,628,800	22,634,650			6,243,800	25,107,701
MS&AD Insurance Group Holdings, Inc.			168,700	4,371,036	1,222,500	31,675,112			1,391,200	36,046,148
NEC Corp.			1,533,000	3,571,681	12,222,800	28,477,460			13,755,800	32,049,141
Nippon Telegraph & Telephone Corp.			108,400	5,083,405	457,100	21,435,651			565,500	26,519,056
ORIX Corp.			374,200	4,842,323	2,619,200	33,893,670			2,993,400	38,735,993
Resona Holdings, Inc.			928,400	3,393,221	5,586,300	20,417,436			6,514,700	23,810,657
SoftBank Group Corp.			81,900	4,631,611	745,000	42,131,258			826,900	46,762,869
Sony Corp.			189,900	5,594,829	1,504,400	44,322,590			1,694,300	49,917,419
Square Enix Holdings Co., Ltd.			-	-	414,400	13,452,655			414,400	13,452,655
Sumitomo Mitsui Financial Group, Inc.			109,500	3,161,817	1,003,200	28,967,443			1,112,700	32,129,260
Toyota Motor Corp.			-	-	548,100	27,020,507			548,100	27,020,507
Macau
MGM China Holdings, Ltd.			1,359,572	1,771,670	9,612,200	12,525,741			10,971,772	14,297,411
Mexico
Alpek SAB de CV			1,133,400	1,859,186	-	-			1,133,400	1,859,186
Credito Real SAB de CV SOFOM ENR			808,773	1,548,310	-	-			808,773	1,548,310
Fomento Economico Mexicano SAB de CV			20,000	1,849,800	-	-			20,000	1,849,800
Grupo Aeroportuario del Centro Norte SAB de CV			51,320	305,828	-	-			51,320	305,828
Grupo Televisa SAB			68,000	1,770,720	846,671	22,047,313			914,671	23,818,033
Netherlands
Akzo Nobel NV			-	-	370,794	23,034,007			370,794	23,034,007
Boskalis Westminster			63,294	2,159,757	465,600	15,887,492			528,894	18,047,249
Delta Lloyd NV			296,668	1,042,398	4,924,758	17,304,045			5,221,426	18,346,443
Heineken Holding NV			40,044	3,244,430	454,600	36,832,438			494,644	40,076,868
Koninklijke Philips NV			175,571	4,360,529	1,749,356	43,447,476			1,924,927	47,808,005
Steinhoff International Holdings NV			452,600	2,605,892	-	-			452,600	2,605,892
Steinhoff International Holdings NV			-	-	1,539,137	8,829,523			1,539,137	8,829,523
Nigeria
Guaranty Trust Bank PLC			16,340,000	1,351,753	-	-			16,340,000	1,351,753
Panama
Copa Holdings SA			8,900	465,114	-	-			8,900	465,114
Republic of Korea
Korean Reinsurance Co.			134,102	1,426,681	-	-			134,102	1,426,681
Samsung Electronics Co., Ltd.			-	-	22,000	27,397,725			22,000	27,397,725
SK Telecom Co., Ltd.			18,600	3,494,322	117,750	22,121,311			136,350	25,615,633
Russian Federation
Lukoil PJSC			74,980	3,128,915	-	-			74,980	3,128,915
Singapore
DBS Group Holdings, Ltd.			317,000	3,737,720	3,175,800	37,445,589			3,492,800	41,183,309
Spain
Aena SA			28,700	3,804,197	252,400	33,455,729			281,100	37,259,926
Sweden
Investor AB			164,281	5,519,149	1,000,291	33,605,558			1,164,572	39,124,707
Svenska Cellulosa AB SCA			75,297	2,419,342	506,380	16,270,325			581,677	18,689,667
Telefonaktiebolaget LM Ericsson			458,800	3,524,755	3,981,355	30,586,971			4,440,155	34,111,726
Switzerland
GAM Holding AG			231,177	2,467,897	1,040,800	11,110,914			1,271,977	13,578,811
Nestle SA			60,764	4,707,892	558,762	43,291,932			619,526	47,999,824
Novartis AG			55,815	4,606,886	507,300	41,871,778			563,115	46,478,664
UBS Group AG			291,474	3,782,046	2,229,200	28,925,177			2,520,674	32,707,223
Taiwan
ChipMOS TECHNOLOGIES Bermuda, Ltd.			176,100	3,189,171	-	-			176,100	3,189,171
Mega Financial Holding Co., Ltd.			3,200,000	2,420,388	-	-			3,200,000	2,420,388
Realtek Semiconductor Corp.			700,000	2,183,212	-	-			700,000	2,183,212
Yuanta Financial Holding Co., Ltd.			1,865,510	605,762	-	-			1,865,510	605,762
Thailand
Thai Union Group PCL			4,285,000	2,682,698	-	-			4,285,000	2,682,698
Turkey
Tofas Turk Otomobil Fabrikasi AS			331,535	2,726,010	-	-			331,535	2,726,010
United Kingdom
Aviva PLC			626,375	3,301,801	5,152,526	27,160,431			5,778,901	30,462,232
Barclays PLC			879,600	1,635,955	6,525,900	12,137,421			7,405,500	13,773,376
GKN PLC			971,300	3,511,688	10,225,330	36,969,182			11,196,630	40,480,870
HSBC Holdings PLC			597,200	3,661,305	4,138,600	25,372,868			4,735,800	29,034,173
IG Group Holdings PLC			-	-	1,689,032	18,289,288			1,689,032	18,289,288
Imperial Brands PLC			62,694	3,400,065	536,200	29,079,579			598,894	32,479,644
Inchcape PLC			272,188	2,288,645	2,524,508	21,226,887			2,796,696	23,515,532
Johnson Matthey PLC			73,224	2,746,428	499,473	18,733,842			572,697	21,480,270
Kingfisher PLC			781,120	3,354,975	5,174,901	22,226,625			5,956,021	25,581,600
National Grid PLC			211,784	3,114,352	1,682,046	24,735,027			1,893,830	27,849,379
Savills PLC			-	-	954,991	7,813,920			954,991	7,813,920
Sky PLC			324,060	3,682,435	1,953,200	22,195,061			2,277,260	25,877,496
UBM PLC			-	-	2,449,049	21,003,757			2,449,049	21,003,757
Unilever PLC			68,758	3,294,549	672,158	32,206,544			740,916	35,501,093
Vodafone Group PLC			-	-	9,140,520	27,868,137			9,140,520	27,868,137
United States
Flextronics International, Ltd.			348,100	4,107,580	2,391,897	28,224,385			2,739,997	32,331,965

Total Common Stocks				344,927,522		2,464,291,491				2,809,219,013

				Total Cost ($388,262,037)		Total Cost ($2,683,810,155)				Total Cost ($3,072,072,192)
Preferred Stocks -1.3%
Brazil
Itausa -Investimentos Itau SA	4.43%		615,722	1,454,824	-	-			615,722	1,454,824
Germany
Porsche Automobil Holding SE	2.36%		38,900	1,798,029	182,140	8,418,844			221,040	10,216,873
Republic of Korea
Hyundai Motor Co.	3.31%		34,900	2,875,553	228,630	18,837,753			263,530	21,713,306
Samsung Electronics Co., Ltd.	1.76%		4,186	4,318,223	-	-			4,186	4,318,223

Total Preferred Stocks				10,446,629		27,256,597				37,703,226

				Total Cost ($13,058,585)		Total Cost ($37,227,099)				Total Cost ($50,285,684)
Right -0.1%
Hong Kong
Noble Group, Ltd.			6,990,500	487,747	34,084,200	2,378,152			41,074,700	2,865,899

Total Right				487,747		2,378,152				2,865,899

				Total Cost ($1,328,513)		Total Cost ($6,311,203)				Total Cost ($7,639,716)

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Securities Lending Collateral - 4.0%
State Street Navigator Securities Lending Trust - Prime Portfolio	0.51%		14,566,658	$14,566,658	105,976,380	$105,976,381			120,543,038	$120,543,039

Total Securities Lending Collateral				14,566,658		105,976,381				120,543,039

				Total Cost ($14,566,658)		Total Cost ($105,976,381)				Total Cost ($120,543,039)

			Principal	Value	Principal	Value	Principal	Value	Principal	Value

Repurchase Agreement - 3.8%
State Street Bank & Trust Co.	0.03%	07/01/2016	$3,020,235	3,020,235	$111,217,211	111,217,211			$114,237,446	114,237,446

Total Repurchase Agreement				3,020,235		111,217,211				114,237,446

				Total Cost ($3,020,235)		Total Cost ($111,217,211)				Total Cost ($114,237,446)

Total Investments				373,448,791		2,711,119,832				3,084,568,623

				Total Cost ($420,236,028)		Total Cost ($2,944,542,049)				Total Cost ($3,364,778,077)
Other Assets and Liabilities - (3.7)%				(13,395,143)		(97,354,335)		(326,390)(a)(c)		(111,075,868)

Net Assets				$360,053,648		$2,613,765,497		(326,390)		$2,973,492,755

VALUATION SUMMARY:

Investments	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Common Stocks	$57,050,410	$287,877,112	$-	$344,927,522	$121,792,528	$2,342,498,963	$-	$2,464,291,491	$178,842,938	$2,630,376,075	$-	$2,809,219,013
Preferred Stocks	1,454,824	8,991,805	-	10,446,629		27,256,597	-	27,256,597	1,454,824	36,248,402	-	37,703,226
Right	-	487,747	-	487,747	-	2,378,152	-	2,378,152	-	2,865,899	-	2,865,899
Securities Lending Collateral	14,566,658	-	-	14,566,658	105,976,381	-	-	105,976,381	120,543,039	-	-	120,543,039
Repurchase Agreement	-	3,020,235	-	3,020,235	-	111,217,211	-	111,217,211	-	114,237,446	-	114,237,446
Total Investments	$73,071,892	$300,376,899	$-	$373,448,791	$227,768,909	$2,483,350,923	$-	$2,711,119,832	$300,840,801	$2,783,727,822	$-	$3,084,568,623

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

    As of June 30, 2016, all securities held by the Target Master Portfolio would comply with the investment restrictions of the Destination Fund.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

	TPP Master	TPFG Feeder	TPFG II Feeder	TAF Destination	Adjustments		Combined Pro Forma Destination
Assets:
Investments, at value	$370,428,556	$-	$-	$2,599,902,621	$-		$2,970,331,177
Repurchase agreements, at value	3,020,235	-	-	111,217,211	-		114,237,446
Investments in Series Portfolio, at value	-	138,251,826	40,354,488	-	(178,606,314)	(b)	-
Foreign currency, at value	361,851	-	-	2,055,282	-		2,417,133
Receivables:	-	-	-	-
Shares of beneficial interest sold	-	-	8,743	7,907,360	-		7,916,103
Investments sold	533,551	-	-	7,562,777			8,096,328
Interest	2	-	-	93	-		95
Dividends	640,469	-	-	6,306,578	-		6,947,047
Tax reclaims	841,355	-	-	2,562,502	-		3,403,857
Net income from securities lending	15,209	-	-	146,639	-		161,848
Due from advisor	-	3,688	3,340		-		7,028
Prepaid Expenses	1,146	505	134	81,223	-		83,008
Total assets	$375,842,374	$138,256,019	$40,366,705	$2,737,742,286	$(178,606,314)		$3,113,601,070

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	-	29,685	-	2,745,691	-		2,775,376
Investments purchased	910,985	-	-	13,206,159	-		14,117,144
Investment advisory fees	222,294	-	-	1,588,310	-		1,810,604
Administration/Investment advisory fees	-	34,565	1,698	-	-		36,263
Distribution and service fees	-	28,804	8,489	118,475	-		155,768
Transfer agent fees	-	-	-	213,042	-		213,042
Trustee, CCO and deferred compensation fees	852	318	92	-	-		1,262
Audit and tax fees	20,048	6,125	4,470	18,159	-		48,802
Custody and accounting fees	53,028	1,831	1,831	-	-		56,690
Legal fees	7,780	3,075	912	14,954	-		26,721
Printing and shareholder reports fees	3,127	7,528	1,173	40,276	-		52,104
Registration fees	-	6,544	5,265	47,931	-		59,740
Other	3,954	1,274	257	7,411	198,864	(c)	211,760
Collateral for securities on loan	14,566,658	-	-	105,976,381	-		120,543,039
Total liabilities	15,788,726	119,749	24,187	123,976,789	198,864		140,108,315
Net Assets	$360,053,648	$138,136,270	$40,342,518	$2,613,765,497	$(178,805,178)		$2,973,492,755

Net Assets Consist of:
Paid-in capital	$(163,020,994)	268,479,537	324,959,562	2,799,262,665	$(37,566,771)	(d)	$3,192,113,999
Undistributed (distributions in excess of) net investment income (loss)	309,812,581	96,000	29,865	29,840,836	(309,938,446)	(d)	29,840,836
Accumulated net realized gain (loss)	260,172,690	(145,987,066)	(235,975,034)	18,256,984	121,789,410	(d)	18,256,984
Net unrealized appreciation (depreciation) on:
Investments	(46,787,237)	-	-	(233,422,217)	46,787,237	(d)	(233,422,217)
Allocated from Series Portfolio	-	15,547,799	(48,671,875)	-	-		(33,124,076)
Translation of assets and liabilities denominated in foreign currencies	(123,392)	-	-	(172,771)	123,392	(d)	(172,771)

Net Assets	$360,053,648	$138,136,270	$40,342,518	$2,613,765,497	$(178,805,178)		$2,973,492,755

	-	-	-	-	-
Net assets by class:		-	-	-
Class A	$-	$-	$-	$317,845,170	$-		$317,845,170
Class C	-	-	-	61,787,370	-		61,787,370
Class I	-	-	-	1,404,486,032	-		1,404,486,032
Class I2	-	-	-	821,057,838	-		821,057,838
Class I3	181,447,334	-	-	-	(198,864)	(c)	181,248,470
Class R	-	138,136,270	-	-	-		138,136,270
Class R4	-	-	40,342,518	-	-		40,342,518
Class R6	-	-	-	8,589,087	-		8,589,087
Shares outstanding (unlimited shares, no par value):
Class A	-	-	-	20,416,237	-		20,416,237
Class C	-	-	-	4,024,009	-		4,024,009
Class I	-	-	-	89,008,062	-		89,008,062
Class I2	-	-	-	51,985,928	-		51,985,928
Class I3	11,491,281	-	-	-	-		11,491,281
Class R	-	14,391,652	-	-	(5,643,313)	(e)	8,748,339
Class R4	-	-	6,605,145	-	(4,050,204)	(e)	2,554,941
Class R6	-	-	-	538,892	-		538,892
Net asset value per share:
Class A	$-	$-	$-	$15.57	-		$15.57
Class C	-	-	-	15.35	-		15.35
Class I	-	-	-	15.78	-		15.78
Class I2	-	-	-	15.79	-		15.79
Class I3	15.79	-	-	15.79	(15.81)	(f)	15.77
Class R	-	9.60	-	15.79	(9.60)	(f)	15.79
Class R4	-	-	6.11	15.79	(6.11)	(f)	15.79
Class R6	-	-	-	15.94	-		15.94
Maximum offering price per share:
Class A	$-	$-	$-	$16.48	-		$16.48

Investments, at cost	$417,215,793	$-	$-	$2,833,324,838	-		$3,250,540,631
Securities loaned, at value	13,564,877	-	-	99,304,321	-		112,869,198
Repurchase agreements, at cost	3,020,235	-	-	111,217,211	-		114,237,446
Foreign currency, at cost	396,021	-	-	2,064,580	-		2,460,601

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF OPERATIONS

For the twelve-month period ended June 30, 2016

	TPP Master	TPFG Feeder	TPFG II Feeder	TAF Destination	Adjustments		Combined Pro Forma Destination
Investment Income:

Dividend income	$12,542,731	$4,760,037	$1,368,405	$75,083,174	$(6,128,442)	(b)	$87,625,905
Interest income	41,990	15,720	4,406	19,182	(20,126)	(b)	61,172
Net income (loss) from securities lending	506,634	191,569	54,531	1,719,814	(246,100)	(b)	2,226,448
Withholding taxes on foreign income	(1,290,177)	(489,966)	(140,622)	(6,782,492)	630,588	(b)	(8,072,669)
Expenses (net of waiver and/or reimbursement)	-	(1,247,138)	(353,856)	-	1,600,994	(b)	-
Total investment income (loss)	11,801,178	3,230,222	932,864	70,039,678	(4,163,086)		81,840,856

Expenses:
Investment advisory fees	2,972,905	-	-	9,229,106	480,944	(g)	12,682,955
Investment management fees	-	-	-	6,347,051	-		6,347,051
Administration/Investment advisory fees	-	456,474	21,570	-	(478,044)	(h)	-
Distribution and service fees:
Class A	-	-	-	699,470	(520)	(i)	698,950
Class C	-	-	-	603,562	(527)	(i)	603,035
Class R	-	380,395	-	-	379,280	(i)	759,675
Class R4	-	-	107,851	-	(155)	(i)	107,696
Administration fees	-	-	-	382,681	(382,681)	(h)	-
Transfer agent fees:
Class A	-	-	-	684,679	-		684,679
Class C	-	-	-	93,218	-		93,218
Class I	-	-	-	1,191,358			1,191,358
Class I2	-	-	-	52,108			52,108
Class R6	-	-	-	148			148
Trustee, CCO and deferred compensation fees	6,053	2,768	668	33,389	-		42,878
Audit and tax fees	45,059	11,245	7,533	34,792	(25,923)	(j)	72,706
Custody fees	241,474	11,268	11,265	826,897	(233,920)	(k)	856,984
Legal fees	10,525	6,953	1,105	67,065	-		85,648
Printing and shareholder reports fees	1,730	20,921	2,760	256,772	-		282,183
Registration fees	-	26,436	19,453	221,204			267,093
Other	13,864	4,863	1,662	35,659	-		56,048
Total expenses before waiver and/or reimbursment and recapture	3,291,610	921,323	173,867	20,759,159	(261,545)		24,884,414
Expenses waived and/or reimbursed:
Class A	-	-	-	(94,570)	94,570	(l)	-
Class C	-	-	-	(1,261)	1,261	(l)	-
Class R	-	(35,701)	-	-	35,701	(l)	-
Class R4	-	-	(30,855)	-	30,855	(l)	-
Recapture of previously waived and/or reimbursed fees:
Class A	-	-	-	207,941	-		207,941
Class C	-	-	-	1,261	-		1,261
Net expenses	3,291,610	885,622	143,012	20,872,530	(99,158)		25,093,616

Net investment income (loss)	8,509,568	2,344,600	789,852	49,167,148	(4,063,928)		56,747,240

Net realized gain (loss) on:
Allocated from series portfolio	-	(4,628,865)	(1,348,912)	-	5,977,777	(b)	-
Investments	(12,220,532)	-	-	9,635,379	-		(2,585,153)
Foreign currency transactions	(161,053)	-	-	293,518	-		132,465
Net realized gain (loss)	(12,381,585)	(4,628,865)	(1,348,912)	9,928,897	5,977,777		(2,452,688)

Net change in unrealized appreciation (depreciation) on:
Allocated from series portfolio	-	(17,887,215)	(4,941,088)	-	22,828,303	(b)	-
Investments	(46,914,312)	-	-	(263,837,728)	-		(310,752,040)
Translation of assets and liabilities denominated in foreign cuurencies	(43,477)	-	-	(97,178)	-		(140,655)
Net change in unrealized appreciation (depreciation)	(46,957,789)	(17,887,215)	(4,941,088)	(263,934,906)	22,828,303		(310,892,695)

Net realized and change in unrealized gain (loss)	(59,339,374)	(22,516,080)	(6,290,000)	(254,006,009)	28,806,080		(313,345,383)

Net increase (decrease) in net assets resulting from operations	$(50,829,806)	$(20,171,480)	$(5,500,148)	$(204,838,861)	$24,742,152		$(256,598,143)

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Group Five Reorganization Between:

TRANSAMERICA PARTNERS MID GROWTH

TRANSAMERICA PARTNERS INSTITUTIONAL MID GROWTH

TRANSAMERICA PARTNERS MID GROWTH PORTFOLIO

AND

TRANSAMERICA MID CAP GROWTH

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

Reorganization Between TPP Master and TAF

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination
	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Common Stocks - 98.9%
Aerospace & Defense
B/E Aerospace, Inc.			39,159	$1,808,167	212,184	$9,797,596			251,343	$11,605,763
Spirit Aerosystems Holdings, Inc.			46,963	2,019,409	236,633	10,175,219			283,596	12,194,628
Airlines
JetBlue Airways Corp.			117,541	1,946,479	606,444	10,042,713			723,985	11,989,192
Banks
CIT Group, Inc.			74,412	2,374,487	383,479	12,236,815			457,891	14,611,302
First Republic Bank			22,307	1,561,267	114,139	7,988,589			136,446	9,549,856
SVB Financial Group			15,614	1,485,828	74,062	7,047,740			89,676	8,533,568
Biotechnology
BioMarin Pharmaceutical, Inc.			26,307	2,046,685	134,956	10,499,577			161,263	12,546,262
Chemicals
RPM International, Inc.			44,528	2,224,174	227,214	11,349,339			271,742	13,573,513
Communications Equipment
F5 Networks, Inc.			24,507	2,789,877	128,054	14,577,667			152,561	17,367,544
Motorola Solutions, Inc.			32,388	2,136,636	166,829	11,005,709			199,217	13,142,345
Construction Materials
Eagle Materials, Inc.			28,031	2,162,592	143,303	11,055,827			171,334	13,218,419
Consumer Finance
Ally Financial, Inc.			115,570	1,972,780	627,191	10,706,150			742,761	12,678,930
Discover Financial Services			46,545	2,494,346	239,514	12,835,555			286,059	15,329,901
Diversified Consumer Services
ServiceMaster Global Holdings, Inc.			73,928	2,942,334	385,328	15,336,054			459,256	18,278,388
Diversified Telecommunication Services
Level 3 Communications, Inc.			34,777	1,790,668	188,869	9,724,865			223,646	11,515,533
Food Products
WhiteWave Foods Co.			73,065	3,429,671	373,570	17,535,376			446,635	20,965,047
Health Care Equipment & Supplies
Align Technology, Inc.			31,287	2,520,168	158,215	12,744,218			189,502	15,264,386
Boston Scientific Corp.			102,126	2,386,684	524,760	12,263,641			626,886	14,650,325
DexCom, Inc.			15,736	1,248,337	81,088	6,432,711			96,824	7,681,048
Health Care Providers & Services
Cardinal Health, Inc.			21,681	1,691,335	111,406	8,690,782			133,087	10,382,117
Laboratory Corp. of America Holdings			20,214	2,633,278	103,868	13,530,884			124,082	16,164,162
Team Health Holdings, Inc.			54,507	2,216,799	279,619	11,372,105			334,126	13,588,904
Universal Health Services, Inc.			20,312	2,723,839	104,378	13,997,090			124,690	16,720,929
Hotels, Restaurants & Leisure
Wyndham Worldwide Corp.			41,676	2,968,581	213,083	15,177,902			254,759	18,146,483
Household Durables
Whirlpool Corp.			10,718	1,786,048	55,133	9,187,363			65,851	10,973,411
Insurance
Hartford Financial Services Group, Inc.			47,092	2,089,943	240,773	10,685,506			287,865	12,775,449
Internet Software & Services
IAC/InterActiveCorp			53,815	3,029,784	272,699	15,352,954			326,514	18,382,738
IT Services
Sabre Corp.			108,597	2,909,314	564,515	15,123,357			673,112	18,032,671
Life Sciences Tools & Services
Bio-Techne Corp.			26,791	3,021,221	136,965	15,445,543			163,756	18,466,764
Machinery
Ingersoll-Rand PLC			29,867	1,901,931	162,206	10,329,278			192,073	12,231,209
Media
Starz			74,627	2,232,840	384,580	11,506,634			459,207	13,739,474
Multiline Retail
Dollar General Corp.			39,296	3,693,824	200,529	18,849,726			239,825	22,543,550
Oil, Gas & Consumable Fuels
EQT Corp.			52,076	4,032,245	267,591	20,719,571			319,667	24,751,816
Pharmaceuticals
Mylan NV			72,991	3,156,131	369,879	15,993,568			442,870	19,149,699
Professional Services
Equifax, Inc.			19,886	2,553,362	101,226	12,997,418			121,112	15,550,780
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV			27,519	2,155,838	141,974	11,122,243			169,493	13,278,081
Skyworks Solutions, Inc.			24,527	1,552,069	126,540	8,007,451			151,067	9,559,520
Software
Fortinet, Inc.			73,882	2,333,932	373,929	11,812,417			447,811	14,146,349
Specialty Retail
Foot Locker, Inc.			43,337	2,377,468	226,679	12,435,610			270,016	14,813,078
Signet Jewelers, Ltd.			11,729	966,587	58,126	4,790,164			69,855	5,756,751
Trading Companies & Distributors
Air Lease Corp.			111,475	2,985,301	597,527	16,001,773			709,002	18,987,074

Total Common Stocks				96,352,259		496,484,700				592,836,959

				Total Cost ($92,887,502)		Total Cost ($506,348,618)				Total Cost ($599,236,120)
Securities Lending Collateral - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio	0.51%		6,606,709	6,606,709	30,014,441	30,014,441			36,621,150	36,621,150

Total Securities Lending Collateral				6,606,709		30,014,441				36,621,150

				Total Cost ($6,606,709)		Total Cost ($30,014,441)				Total Cost ($36,621,150)

			Principal	Value	Principal	Value	Principal	Value	Principal	Value

Repurchase Agreement - 0.2%
State Street Bank & Trust Co.	0.03%	07/01/2016	-	-	$1,193,412	1,193,412			$1,193,412	1,193,412

Total Repurchase Agreement				-		1,193,412				1,193,412

				Total Cost ($0)		Total Cost ($1,193,412)				Total Cost ($1,193,412)

Total Investments				102,958,968		527,692,553				630,651,521

				Total Cost ($99,494,211)		Total Cost ($537,556,471)				Total Cost ($637,050,682)

Other Assets and Liabilities - (5.2)%				(5,445,496)		(25,388,521)		(175,717)(a)(c)		(31,009,734)

Net Assets				$97,513,472		$502,304,032		($175,717)		$599,641,787

VALUATION SUMMARY:

Investments	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Common Stocks	$96,352,259	$-	$-	$96,352,259	$496,484,700	$-	$-	$496,484,700	$592,836,959	$-	$-	$592,836,959
Securities Lending Collateral	6,606,709	-	-	6,606,709	30,014,441	-	-	30,014,441	36,621,150	-	-	36,621,150
Repurchase Agreement	-	-	-	-	-	1,193,412	-	1,193,412	-	1,193,412	-	1,193,412
Total Investments	$102,958,968	$-	$-	$102,958,968	$526,499,141	$1,193,412	$-	$527,692,553	$629,458,109	$1,193,412	$-	$630,651,521

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

    As of June 30, 2016, all securities held by the Target Master Portfolio would comply with the investment restrictions of the Destination Fund.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

	TPP Master	TPFG Feeder	TPFG II Feeder	TAF Destination	Adjustments		Combined Pro Forma Destination
Assets:
Investments, at value	$102,958,968	$-	$-	$526,499,141	$-		$629,458,109
Repurchase agreements, at value	-	-	-	1,193,412	-		1,193,412
Investments in Series Portfolio, at value	-	48,668,002	15,771,348	-	(64,439,350)	(b)	-
Cash	-	-	-	52,459	-		52,459
Receivables:
Shares of beneficial interest sold	-	-	2,959	10,003	-		12,962
Investments sold	2,228,701	-	-	4,685,656	-		6,914,357
Dividends	41,882	-	-	214,764	-		256,646
Net income from securities lending	3,633	-	-	8,574	-		12,207
Due from adviser	-	7,002	10,018	-	-		17,020
Prepaid Expenses	286	168	48	1,233	-		1,735
OTC swap agreements, at value	-	-	-	5,521	-		5,521

Total assets	$105,233,470	$48,675,172	$15,784,373	$532,670,763	$(64,439,350)		$637,924,428

Liabilities:
Due to custodian	1,036,516	-	-	-	-		1,036,516
Payables and other liabilities:
Shares of beneficial interest redeemed	-	25,572	-	-	-		25,572
Investment advisory fees	57,633	-	-	-	-		57,633
Investment management fees	-	-	-	311,662	-		311,662
Administration/Investment advisory fees	-	12,189	670	-	-		12,859
Distribution and service fees	-	10,157	3,350	-	-		13,507
Transfer agent fees	-	-	-	3,387	-		3,387
Trustee, CCO and deferred compensation fees	208	115	36	46	-		405
Audit and tax fees	11,936	4,695	4,103	13,976	-		34,710
Custody and accounting fees	2,992	1,831	1,831	-	-		6,654
Legal fees	2,106	1,138	385	1,914	-		5,543
Printing and shareholder reports fees	782	2,903	539	1,562	-		5,786
Registration fees	-	-	-	17,984	-		17,984
Distribution payable to shareholders	-	-	-	1,707	-		1,707
Other	1,116	339	112	52	125,947	(c)	127,566
Collateral for securities on loan	6,606,709	-	-	30,014,441	-		36,621,150

Total liabilities	7,719,998	58,939	11,026	30,366,731	125,947		38,282,641

Net Assets	$97,513,472	$48,616,233	$15,773,347	$502,304,032	$(64,565,297)		$599,641,787

Net Assets Consist of:
Paid-in capital	$(88,762,128)	52,701,678	17,133,624	534,158,736	$121,324,712	(d)	$636,556,622
Undistributed (distributions in excess of) net investment income (loss)	(4,873,857)	(142,301)	(14,377)	(340,973)	5,030,535	(d)	(340,973)
Accumulated net realized gain (loss)	187,684,700	(756,518)	527,605	(21,649,813)	(187,455,787)	(d)	(21,649,813)
Net unrealized appreciation (depreciation) on:
Investments	3,464,757	-	-	(9,863,918)	(3,464,757)	(d)	(9,863,918)
Allocated from Series Portfolio	-	(3,186,626)	(1,873,505)	-	-		(5,060,131)

Net Assets	$97,513,472	$48,616,233	$15,773,347	$502,304,032	$(64,565,297)		$599,641,787

Net assets by class:
Class A	$-	$-	$-	$4,204,545	$-		$4,204,545
Class C	-	-	-	699,823	-		699,823
Class I	-	-	-	395,094	-		395,094
Class I2	-	-	-	497,004,570	-		497,004,570
Class I3	33,074,122	-	-	-	(125,947)	(c)	32,948,175
Class R	-	48,616,233	-	-	-		48,616,233
Class R4	-	-	15,773,347	-	-		15,773,347
Shares outstanding (unlimited shares, no par value):
Class A	-	-	-	382,976	-		382,976
Class C	-	-	-	64,807	-		64,807
Class I	-	-	-	35,805	-		35,805
Class I2	-	-	-	44,940,256	-		44,940,256
Class I3	2,990,427	-	-	-	-		2,990,427
Class R	-	5,480,346	-	-	(1,084,665)	(e)	4,395,681
Class R4	-	-	1,504,918	-	(78,756)	(e)	1,426,162
Net asset value per share:
Class A	$-	$-	$-	$10.98	-		$10.98
Class C	-	-	-	10.80	-		10.80
Class I	-	-	-	11.03	-		11.03
Class I2	-	-	-	11.06	-		11.06
Class I3	11.06	-	-	11.06	(11.09)	(f)	11.03
Class R	-	8.87	-	11.06	(8.88)	(f)	11.05
Class R4	-	-	10.48	11.06	(10.48)	(f)	11.06
Maximum offering price per share:
Class A	$-	$-	$-	$11.62	-		$11.62

Investments, at cost	$99,494,211	$-	$-	$536,363,059	-		$635,857,270
Securities loaned, at value	6,458,330	-	-	29,364,219	-		35,822,549
Repurchase agreements, at cost	-	-	-	1,193,412	-		1,193,412

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF OPERATIONS

For the twelve-month period ended June 30, 2016

	TPP Master	TPFG Feeder	TPFG II Feeder	TAF Destination	Adjustments		Combined Pro Forma Destination
Investment Income:

Dividend income	$847,111	$425,980	$134,199	$3,330,509	$(560,179)	(b)	$4,177,620
Interest income	72	37	12	686	(49)	(b)	758
Net income (loss) from securities lending	39,881	20,048	6,335	90,490	(26,383)	(b)	130,371
Withholding taxes on foreign income	(9,502)	(4,797)	(1,489)	-	6,286	(b)	(9,502)
Expenses (net of waiver and/or reimbursement)	-	(407,174)	(128,185)	(19,841)	535,359	(b)	(19,841)

Total investment income (loss)	877,562	34,094	10,872	3,401,844	(44,966)		4,279,406

Expenses:
Investment advisory fees	776,861	-	-	2,064,249	114,427	(g)	2,955,537
Investment management fees	-	-	-	1,259,453	-		1,259,453
Administration/Investment advisory fees	-	162,686	8,525	-	(171,211)	(h)	-
Distribution and service fees:
Class A	-	-	-	7,157	(5)	(i)	7,152
Class C	-	-	-	8,167	(9)	(i)	8,158
Class R	-	135,572	-	-	135,163	(i)	270,735
Class R4	-	-	42,631	-	(63)	(i)	42,568
Administration fees	-	-	-	84,256	(84,256)	(h)	-
Transfer agent fees:
Class A	-	-	-	4,559	-		4,559
Class C	-	-	-	1,664	-		1,664
Class I	-	-	-	606			606
Class I2	-	-	-	33,788			33,788
Trustee, CCO and deferred compensation fees	1,743	1,018	277	7,257	-		10,295
Audit and tax fees	22,655	8,175	6,860	23,730	(23,234)	(j)	38,186
Custody fees	21,954	11,266	11,264	39,801	(36,404)	(k)	47,881
Legal fees	4,191	2,566	551	13,980	-		21,288
Printing and shareholder reports fees	(19)	8,212	1,318	9,252	-		18,763
Registration fees	-	17,866	17,026	61,523			96,415
Other	1,868	2,033	1,042	7,664	-		12,607

Total expenses before waiver and/or reimbursement and recapture	829,253	349,394	89,494	3,627,106	(65,592)		4,829,655
Expenses waived and/or reimbursed:
Fund level	(20,010)	-	-	-	20,010	(l)	-
Class A	-	-	-	(1)	1	(l)	-
Class I	-	-	-	(230)	230	(l)	-
Class I3	-	-	-	-	(15,967)	(l)	(15,967)
Class R	-	(24,468)	-	-	24,468	(l)	-
Class R4	-	-	(55,680)	-	39,730	(l)	(15,950)
Recapture of previously waived and/or reimbursed fees:
Class A	-	-	-	53	-		53
Class I	-	-	-	178	-		178

Net expenses	809,243	324,926	33,814	3,627,106	2,880		4,797,969

Net investment income (loss)	68,319	(290,832)	(22,942)	(225,262)	(47,846)		(518,563)

Net realized gain (loss) on:
Allocated from series portfolio	-	(542,122)	(168,882)	-	711,004	(b)	-
Investments	(1,055,438)	-	-	(32,402,767)	-		(33,458,205)

Net realized gain (loss)	(1,055,438)	(542,122)	(168,882)	(32,402,767)	711,004		(33,458,205)

Net change in unrealized appreciation (depreciation) on:
Allocated from series portfolio	-	(6,534,560)	(1,933,678)	-	8,468,238	(b)	-
Investments	(12,750,567)	-	-	(19,781,037)	-		(32,531,604)

Net change in unrealized appreciation (depreciation)	(12,750,567)	(6,534,560)	(1,933,678)	(19,781,037)	8,468,238		(32,531,604)

Net realized and change in unrealized gain (loss)	(13,806,005)	(7,076,682)	(2,102,560)	(52,183,804)	9,179,242		(65,989,809)

Net increase (decrease) in net assets resulting from operations	$(13,737,686)	$(7,367,514)	$(2,125,502)	$(52,409,066)	$9,131,396		$(66,508,372)

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Group Six Reorganization Between:

TRANSAMERICA PARTNERS MID VALUE

TRANSAMERICA PARTNERS INSTITUTIONAL MID VALUE

TRANSAMERICA PARTNERS MID VALUE PORTFOLIO

AND

TRANSAMERICA MID CAP VALUE OPPORTUNITIES

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

Reorganization Between TPP Master and TAF

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination
	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Common Stocks - 95.1%
Aerospace & Defense
BWX Technologies, Inc.			61,800	$2,210,586	282,700	$10,112,179			344,500	$12,322,765
Airlines
Alaska Air Group, Inc.			53,600	3,124,344	178,100	10,381,449			231,700	13,505,793
Copa Holdings SA			45,300	2,367,378	142,000	7,420,920			187,300	9,788,298
Banks
CIT Group, Inc.			282,500	9,014,575	642,800	20,511,748			925,300	29,526,323
Citizens Financial Group, Inc.			148,336	2,963,753	-	-			148,336	2,963,753
Fifth Third Bancorp			281,010	4,942,966	-	-			281,010	4,942,966
First Republic Bank			118,606	8,301,234	167,000	11,688,330			285,606	19,989,564
Huntington Bancshares, Inc.			185,819	1,661,222	-	-			185,819	1,661,222
M&T Bank Corp.			56,935	6,731,425	-	-			56,935	6,731,425
SunTrust Banks, Inc.			138,385	5,684,856	-	-			138,385	5,684,856
Zions Bancorporation			42,640	1,071,543	-	-			42,640	1,071,543
Beverages
Constellation Brands, Inc.			23,696	3,919,318	-	-			23,696	3,919,318
Dr. Pepper Snapple Group, Inc.			49,117	4,746,176	-	-			49,117	4,746,176
Molson Coors Brewing Co.			22,200	2,245,086	53,400	5,400,342			75,600	7,645,428
Biotechnology
United Therapeutics Corp.			62,200	6,588,224	155,200	16,438,784			217,400	23,027,008
Building Products
Fortune Brands Home & Security, Inc.			68,721	3,983,756	-	-			68,721	3,983,756
Capital Markets
Ameriprise Financial, Inc.			25,710	2,310,044	-	-			25,710	2,310,044
Invesco, Ltd.			111,062	2,836,523	-	-			111,062	2,836,523
Legg Mason, Inc.			47,279	1,394,258	-	-			47,279	1,394,258
Northern Trust Corp.			50,362	3,336,986	-	-			50,362	3,336,986
Raymond James Financial, Inc.			47,960	2,364,428	-	-			47,960	2,364,428
T. Rowe Price Group, Inc.			63,572	4,638,849	-	-			63,572	4,638,849
Chemicals
Sherwin-Williams Co.			9,318	2,736,417	-	-			9,318	2,736,417
Communications Equipment
ARRIS International PLC			328,900	6,893,744	696,900	14,607,024			1,025,800	21,500,768
CommScope Holding Co., Inc.			101,341	3,144,611	-	-			101,341	3,144,611
EchoStar Corp.			137,824	5,471,613	252,200	10,012,340			390,024	15,483,953
Consumer Finance
Ally Financial, Inc.			137,604	2,348,900	-	-			137,604	2,348,900
Containers & Packaging
Ball Corp.			90,771	6,561,836	73,024	5,278,905			163,795	11,840,741
Bemis Co., Inc.			83,600	4,304,564	290,400	14,952,696			374,000	19,257,260
Rexam PLC			138,488	5,958,446	246,266	10,595,595			384,754	16,554,041
Silgan Holdings, Inc.			89,912	4,626,871	-	-			89,912	4,626,871
WestRock Co.			123,508	4,800,756	-	-			123,508	4,800,756
Distributors
Genuine Parts Co.			45,542	4,611,127	-	-			45,542	4,611,127
Diversified Consumer Services
H&R Block, Inc.			236,000	5,428,000	555,100	12,767,300			791,100	18,195,300
Electric Utilities
Alliant Energy Corp.			278,400	11,052,480	697,400	27,686,780			975,800	38,739,260
Edison International			75,363	5,853,444	-	-			75,363	5,853,444
FirstEnergy Corp.			129,300	4,513,863	323,000	11,275,930			452,300	15,789,793
PPL Corp.			309,400	11,679,850	773,450	29,197,737			1,082,850	40,877,587
Westar Energy, Inc.			67,559	3,789,385	-	-			67,559	3,789,385
Xcel Energy, Inc.			286,454	12,827,410	368,900	16,519,342			655,354	29,346,752
Electrical Equipment
AMETEK, Inc.			87,708	4,054,741	-	-			87,708	4,054,741
Hubbell, Inc.			44,272	4,669,368	-	-			44,272	4,669,368
Regal Beloit Corp.			64,906	3,573,075	-	-			64,906	3,573,075
Electronic Equipment, Instruments & Components
Amphenol Corp.			71,221	4,083,100	-	-			71,221	4,083,100
Arrow Electronics, Inc.			98,611	6,104,021	-	-			98,611	6,104,021
Avnet, Inc.			157,900	6,396,529	394,000	15,960,940			551,900	22,357,469
CDW Corp.			32,731	1,311,858	-	-			32,731	1,311,858
Keysight Technologies, Inc.			81,172	2,361,294	-	-			81,172	2,361,294
Energy Equipment & Services
Nabors Industries, Ltd.			195,600	1,965,780	1,168,463	11,743,053			1,364,063	13,708,833
Food & Staples Retailing
Casey's General Stores, Inc.			19,500	2,564,445	22,100	2,906,371			41,600	5,470,816
Kroger Co.			152,435	5,608,084	-	-			152,435	5,608,084
Rite Aid Corp.			142,559	1,067,767	-	-			142,559	1,067,767
Sysco Corp.			62,100	3,150,954	304,100	15,430,034			366,200	18,580,988
Whole Foods Market, Inc.			277,100	8,872,742	730,010	23,374,920			1,007,110	32,247,662
Food Products
ConAgra Foods, Inc.			95,600	4,570,636	271,100	12,961,291			366,700	17,531,927
Kellogg Co.			83,300	6,801,445	207,300	16,926,045			290,600	23,727,490
TreeHouse Foods, Inc.			17,000	1,745,050	-	-			17,000	1,745,050
Gas Utilities
National Fuel Gas Co.			71,630	4,074,314	-	-			71,630	4,074,314
Questar Corp.			112,211	2,846,793	-	-			112,211	2,846,793
Health Care Equipment & Supplies
DENTSPLY SIRONA, Inc.			86,402	5,360,380	216,095	13,406,534			302,497	18,766,914
Health Care Providers & Services
AmerisourceBergen Corp.			53,347	4,231,484	-	-			53,347	4,231,484
Cardinal Health, Inc.			112,200	8,752,722	279,400	21,795,994			391,600	30,548,716
Cigna Corp.			22,083	2,826,403	-	-			22,083	2,826,403
Henry Schein, Inc.			19,346	3,420,373	-	-			19,346	3,420,373
Humana, Inc.			22,576	4,060,971	-	-			22,576	4,060,971

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination
	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Laboratory Corp. of America Holdings			83,200	$10,838,464	219,300	$28,568,211			302,500	$39,406,675
MEDNAX, Inc.			87,500	6,337,625	240,600	17,426,658			328,100	23,764,283
Universal Health Services, Inc.			23,117	3,099,990	-	-			23,117	3,099,990
Hotels, Restaurants & Leisure
Aramark			125,900	4,207,578	313,900	10,490,538			439,800	14,698,116
Hilton Worldwide Holdings, Inc.			182,036	4,101,271	-	-			182,036	4,101,271
Marriott International, Inc.			40,786	2,710,638	-	-			40,786	2,710,638
Household Durables
Mohawk Industries, Inc.			38,864	7,374,833	-	-			38,864	7,374,833
Newell Brands, Inc.			114,927	5,582,004	-	-			114,927	5,582,004
Household Products
Energizer Holdings, Inc.			41,126	2,117,578	-	-			41,126	2,117,578
Industrial Conglomerates
Carlisle Cos., Inc.			50,491	5,335,889	-	-			50,491	5,335,889
Insurance
Alleghany Corp.			21,425	11,774,751	41,700	22,917,486			63,125	34,692,237
Allstate Corp.			153,000	10,702,350	345,600	24,174,720			498,600	34,877,070
Assured Guaranty, Ltd.			165,700	4,203,809	437,200	11,091,764			602,900	15,295,573
Brown & Brown, Inc.			92,300	3,458,481	148,000	5,545,560			240,300	9,004,041
Chubb, Ltd.			16,713	2,184,556	-	-			16,713	2,184,556
Fairfax Financial Holdings, Ltd.			15,500	8,354,810	30,300	16,332,306			45,800	24,687,116
FNF Group			280,600	10,522,500	527,724	19,789,650			808,324	30,312,150
Hartford Financial Services Group, Inc.			109,642	4,865,912	-	-			109,642	4,865,912
Loews Corp.			409,631	16,831,738	533,400	21,917,406			943,031	38,749,144
Marsh & McLennan Cos., Inc.			86,905	5,949,516	-	-			86,905	5,949,516
Progressive Corp.			344,395	11,537,232	720,600	24,140,100			1,064,995	35,677,332
Unum Group			111,290	3,537,909	-	-			111,290	3,537,909
Willis Towers Watson PLC			64,747	8,048,700	204,819	25,461,050			269,566	33,509,750
WR Berkley Corp.			25,813	1,546,715	-	-			25,813	1,546,715
XL Group PLC			125,876	4,192,930	-	-			125,876	4,192,930
Internet & Catalog Retail
Expedia, Inc.			48,040	5,106,652	-	-			48,040	5,106,652
Liberty Ventures			234,900	8,707,743	587,400	21,774,918			822,300	30,482,661
Internet Software & Services
Match Group, Inc.			90,622	1,366,127	-	-			90,622	1,366,127
IT Services
Amdocs, Ltd.			108,500	6,262,620	243,400	14,049,048			351,900	20,311,668
Jack Henry & Associates, Inc.			58,393	5,095,957	-	-			58,393	5,095,957
Western Union Co.			263,800	5,059,684	637,000	12,217,660			900,800	17,277,344
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.			45,444	6,499,401	86,600	12,385,532			132,044	18,884,933
Machinery
IDEX Corp.			49,418	4,057,218	-	-			49,418	4,057,218
Rexnord Corp.			120,601	2,367,397	-	-			120,601	2,367,397
Snap-on, Inc.			25,262	3,986,849	-	-			25,262	3,986,849
Media
AMC Networks, Inc.			71,200	4,301,904	177,300	10,712,466			248,500	15,014,370
CBS Corp.			49,901	2,716,611	-	-			49,901	2,716,611
Discovery Communications, Inc.			314,900	7,510,365	794,100	18,939,285			1,109,000	26,449,650
DISH Network Corp.			74,155	3,885,722	-	-			74,155	3,885,722
Liberty Braves Group			58,455	856,950	142,623	2,090,853			201,078	2,947,803
Liberty Media Group			116,900	2,217,593	290,150	5,504,146			407,050	7,721,739
Liberty SiriusXM Group			213,200	6,581,484	564,600	17,429,202			777,800	24,010,686
Madison Square Garden Co.			51,933	8,958,962	118,666	20,471,071			170,599	29,430,033
MSG Networks, Inc.			328,600	5,040,724	491,400	7,538,076			820,000	12,578,800
News Corp.			274,800	3,118,980	221,200	2,510,620			496,000	5,629,600
News Corp.			479,500	5,595,765	1,151,400	13,436,838			1,630,900	19,032,603
TEGNA, Inc.			122,361	2,835,104	-	-			122,361	2,835,104
Time, Inc.			66,565	1,095,660	-	-			66,565	1,095,660
Multiline Retail
Kohl's Corp.			124,626	4,725,818	-	-			124,626	4,725,818
Nordstrom, Inc.			63,339	2,410,049	-	-			63,339	2,410,049
Multi-Utilities
CenterPoint Energy, Inc.			234,907	5,637,768	-	-			234,907	5,637,768
CMS Energy Corp.			267,126	12,250,398	458,700	21,035,982			725,826	33,286,380
SCANA Corp.			76,200	5,765,292	187,900	14,216,514			264,100	19,981,806
Sempra Energy			48,060	5,479,801	-	-			48,060	5,479,801
WEC Energy Group, Inc.			197,912	12,923,654	261,400	17,069,420			459,312	29,993,074
Oil, Gas & Consumable Fuels
Columbia Pipeline Group, Inc.			251,918	6,421,390	-	-			251,918	6,421,390
Energen Corp.			171,482	8,267,147	-	-			171,482	8,267,147
EQT Corp.			110,938	8,589,929	-	-			110,938	8,589,929
Marathon Petroleum Corp.			190,400	7,227,584	473,900	17,989,244			664,300	25,216,828
PBF Energy, Inc.			86,963	2,067,980	-	-			86,963	2,067,980
Southwestern Energy Co.			187,239	2,355,467	-	-			187,239	2,355,467
Personal Products
Edgewell Personal Care Co.			43,386	3,662,212	-	-			43,386	3,662,212
Professional Services
Equifax, Inc.			13,138	1,686,919	-	-			13,138	1,686,919
Real Estate Investment Trusts
American Campus Communities, Inc.			54,268	2,869,149	-	-			54,268	2,869,149
American Homes 4 Rent			110,161	2,256,097	-	-			110,161	2,256,097
Annaly Capital Management, Inc.			1,263,000	13,981,410	3,156,900	34,946,883			4,419,900	48,928,293
AvalonBay Communities, Inc.			22,981	4,145,543	-	-			22,981	4,145,543
Boston Properties, Inc.			30,528	4,026,643	-	-			30,528	4,026,643
Brixmor Property Group, Inc.			133,445	3,530,955	-	-			133,445	3,530,955
Crown Castle International Corp.			55,300	5,609,079	146,000	14,808,780			201,300	20,417,859
Essex Property Trust, Inc.			9,257	2,111,429	-	-			9,257	2,111,429
General Growth Properties, Inc.			73,017	2,177,367	-	-			73,017	2,177,367
HCP, Inc.			45,775	1,619,520	-	-			45,775	1,619,520
Kimco Realty Corp.			143,999	4,518,689	-	-			143,999	4,518,689
Outfront Media, Inc.			107,858	2,606,928	-	-			107,858	2,606,928
Rayonier, Inc.			100,031	2,624,813	-	-			100,031	2,624,813
Regency Centers Corp.			35,450	2,968,228	-	-			35,450	2,968,228
Vornado Realty Trust			45,384	4,543,846	-	-			45,384	4,543,846

			TPP Master		TAF Destination		Adjustments			Combined Pro Forma Destination
	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value		Shares	Value

Weyerhaeuser Co.			97,125	$2,891,411	-	$-				97,125	$2,891,411
WP Carey, Inc.			19,249	1,336,266	-	-				19,249	1,336,266
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.			66,741	3,780,210	-	-				66,741	3,780,210
KLA-Tencor Corp.			75,305	5,516,092	-	-				75,305	5,516,092
Lam Research Corp.			38,700	3,253,122	104,700	8,801,082				143,400	12,054,204
Micron Technology, Inc.			352,000	4,843,520	1,178,000	16,209,280				1,530,000	21,052,800
Xilinx, Inc.			30,878	1,424,402	-	-				30,878	1,424,402
Software
CA, Inc.			198,100	6,503,623	483,400	15,870,022				681,500	22,373,645
Citrix Systems, Inc.			37,500	3,003,375	119,800	9,594,782				157,300	12,598,157
Synopsys, Inc.			241,642	13,067,999	309,200	16,721,536				550,842	29,789,535
Specialty Retail
AutoZone, Inc.			5,796	4,601,097	-	-				5,796	4,601,097
Bed Bath & Beyond, Inc.			226,025	9,768,800	364,400	15,749,368				590,425	25,518,168
Best Buy Co., Inc.			122,932	3,761,719	-	-				122,932	3,761,719
Gap, Inc.			163,999	3,480,059	-	-				163,999	3,480,059
Tiffany & Co.			53,081	3,218,832	-	-				53,081	3,218,832
Technology Hardware, Storage & Peripherals
NetApp, Inc.			316,912	7,792,866	702,500	17,274,475				1,019,412	25,067,341
Western Digital Corp.			109,950	5,196,237	274,700	12,982,322				384,650	18,178,559
Textiles, Apparel & Luxury Goods
Fossil Group, Inc.			148,900	4,248,117	336,000	9,586,080				484,900	13,834,197
Michael Kors Holdings, Ltd.			85,600	4,235,488	245,300	12,137,444				330,900	16,372,932
PVH Corp.			40,599	3,825,644	-	-				40,599	3,825,644
VF Corp.			28,318	1,741,274	-	-				28,318	1,741,274
Thrifts & Mortgage Finance
Ocwen Financial Corp.			495,051	846,537	1,204,000	2,058,840				1,699,051	2,905,377
Trading Companies & Distributors
MSC Industrial Direct Co., Inc.			54,835	3,869,158	-	-				54,835	3,869,158

Total Common Stocks				811,425,379		1,013,319,801					1,824,745,180

				Total Cost ($705,951,099)		Total Cost ($943,177,508)					Total Cost ($1,649,128,607)
Securities Lending Collateral - 11.0%
State Street Navigator Securities Lending Trust - Prime Portfolio	0.51%		101,585,922	101,585,922	110,222,008	110,222,008				211,807,930	211,807,930

Total Securities Lending Collateral				101,585,922		110,222,008					211,807,930

				Total Cost ($101,585,922)		Total Cost ($110,222,008)					Total Cost ($211,807,930)

			Principal	Value	Principal	Value	Principal	Value		Principal	Value

Repurchase Agreement - 4.9%
State Street Bank & Trust Co.	0.03%	07/01/2016	$30,157,614	30,157,614	$64,621,092	64,621,092				$94,778,706	94,778,706

Total Repurchase Agreement				30,157,614		64,621,092					94,778,706

				Total Cost ($30,157,614)		Total Cost ($64,621,092)					Total Cost ($94,778,706)

Total Investments				943,168,915		1,188,162,901					2,131,331,816

				Total Cost ($837,694,635)		Total Cost ($1,118,020,608)					Total Cost ($1,955,715,243)

Other Assets and Liabilities - (11.0)%				(99,078,222)		(106,157,628)		(6,890,511	) (a)(c)		(212,126,361)

Net Assets				$844,090,693		$1,082,005,273		($6,890,511)			$1,919,205,455

VALUATION SUMMARY:

Investments	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Common Stocks	$811,425,379	$-	$-	$811,425,379	$1,013,319,801	$-	$-	$1,013,319,801	$1,824,745,180	$-	$-	$1,824,745,180
Securities Lending Collateral	101,585,922	-	-	101,585,922	110,222,008	-	-	110,222,008	211,807,930	-	-	211,807,930
Repurchase Agreement	-	30,157,614	-	30,157,614	-	64,621,092	-	64,621,092	-	94,778,706	-	94,778,706
Total Investments	$913,011,301	$30,157,614	$-	$943,168,915	$1,123,541,809	$64,621,092	$-	$1,188,162,901	$2,036,553,110	$94,778,706	$-	$2,131,331,816

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

    As of June 30, 2016, all securities held by the Target Master Portfolio would comply with the investment restrictions of the Destination Fund.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

	TPP Master	TPFG Feeder	TPFG II Feeder	TAF Destination	Adjustments		Combined Pro Forma Destination
Assets:
Investments, at value	$913,011,301	$-	$-	$1,123,541,809	$-		$2,036,553,110
Repurchase agreements, at value	30,157,614	-	-	64,621,092	-		94,778,706
Investments in Series Portfolio, at value	-	129,093,124	434,614,479	-	(563,707,603)	(b)	-
Cash	201	-	-	-	-		201
Cash on deposit with broker	-	-	-	-	-		-
Foreign currency, at value	-	-	-	-	-		-
Receivables:	-	-	-	-
Shares of beneficial interest sold	-	-	-	2,129,379	-		2,129,379
Investments sold	3,744,816	-	-	347,221	-		4,092,037
When-issued, delay-delivery, and forward commitment securities sold	-	-	-	-	-		-
Interest	25	-	-	54	-		79
Dividends	1,508,934	-	-	2,483,713	-		3,992,647
Tax reclaims	-	-	-	-	-		-
Net income from securities lending	42,692	-	-	19,716	-		62,408
Due from advisor	-	8,497	51,205	-	-		59,702
Money market waiver due from advisor	-	-	-	-	-		-
Variation margin receivable	-	-	-	-	-		-
Other	-	-	-	-	-		-
Prepaid Expenses	2,727	468	1,611	14,630	-		19,436
OTC swap agreements, at value	-	-	-	-	-		-
Unrealized appreciation on forward foreign currency contracts	-	-	-	-	-		-

Total assets	$948,468,310	$129,102,089	$434,667,295	$1,193,157,614	$(563,707,603)		$2,141,687,705

Liabilities:
Due to custodian	-	-	-	-	-		-
Cash deposit due to broker	-	-	-	-	-		-
Payables and other liabilities:
Shares of beneficial interest redeemed	-	48,394	6,602,374	255,893	-		6,906,661
Investments purchased	2,274,932	-	-	-	-		2,274,932
When-issued, delay-delivery, and forward commitment securities purchased	-	-	-	-	-		-
Investment advisory fees	459,543	-	-	607,968	-		1,067,511
Investment management fees	-	-	-	-	-		-
Administration/Investment advisory fees	-	32,186	17,514	-	-		49,700
Administration fees	-	-	-	-	-		-
Distribution and service fees	-	26,822	87,569	13,248	-		127,639
Transfer agent fees	-	-	-	24,446	-		24,446
Trustee, CCO and deferred compensation fees	1,416	276	769	-	-		2,461
Audit and tax fees	12,068	5,892	9,112	15,629	-		42,701
Custody and accounting fees	18,303	1,831	1,831	-	-		21,965
Legal fees	13,839	2,804	6,434	2,158	-		25,235
Printing and shareholder reports fees	5,694	7,648	6,816	4,398	-		24,556
Registration fees	-	-	-	6,481	-		6,481
Dividends, interest and fees for borrowings from securities sold short	-	-	-	-	-		-
Interest	-	-	-	-	-		-
Distribution payable to shareholders	-	-	-	-	-		-
Other	5,900	1,134	3,398	112	89,488	(c)	100,032
Collateral for securities on loan	101,585,922	-	-	110,222,008	-		211,807,930
Securities sold short, at value	-	-	-	-	-		-
Written options and swaptions, at value	-	-	-	-	-		-
OTC swap agreements, at value	-	-	-	-	-		-
Unrealized depreciation on forward foreign currency contracts	-	-	-	-	-		-

Total liabilities	104,377,617	126,987	6,735,817	111,152,341	89,488		222,482,250

Net Assets	$844,090,693	$128,975,102	$427,931,478	$1,082,005,273	$(563,797,091)		$1,919,205,455

Net Assets Consist of:
Paid-in capital	$(5,839,024)	92,687,201	375,222,702	995,599,998	$306,576,935	(d)	$1,764,247,812
Undistributed (distributions in excess of) net investment income (loss)	124,765,100	(163,707)	(528,542)	6,640,166	(124,072,851)	(d)	6,640,166
Accumulated net realized gain (loss)	619,690,337	5,323,109	15,813,449	9,622,815	(640,826,895)	(d)	9,622,815
Net unrealized appreciation (depreciation) on:
Investments	105,474,280	-	-	70,142,294	(105,474,280)	(d)	70,142,294
Allocated from Series Portfolio	-	31,128,499	37,423,869	-	-		68,552,368
Securities sold short	-	-	-	-	-		-
Written options and swaptions	-	-	-	-	-		-
Swap agreements	-	-	-	-	-		-
Futures contracts	-	-	-	-	-		-
Translation of assets and liabilities denominated in foreign currencies	-	-	-	-	-		-

Net Assets	$844,090,693	$128,975,102	$427,931,478	$1,082,005,273	$(563,797,091)		$1,919,205,455

	-	-	-	-	-
Net assets by class:		-	-	-
Class A	$-	$-	$-	$50,417,868	$-		$50,417,868
Class B	-	-	-	-	-		-
Class C	-	-	-	4,020,938	-		4,020,938
Class I	-	-	-	231,896,631	-		231,896,631
Class I2	-	-	-	795,669,836	-		795,669,836
Class I3	280,383,090	-	-	-	(89,488)	(c)	280,293,602
Class T	-	-	-	-	-		-
Class R	-	128,975,102	-	-	-		128,975,102
Class R4	-	-	427,931,478	-	-		427,931,478
Class R6	-	-	-	-	-		-
Shares outstanding (unlimited shares, no par value):
Class A	-	-	-	4,382,734	-		4,382,734
Class B	-	-	-	-	-		-
Class C	-	-	-	351,606	-		351,606
Class I	-	-	-	20,084,673	-		20,084,673
Class I2	-	-	-	68,857,112	-		68,857,112
Class I3	24,254,593	-	-	-	-		24,254,593
Class T	-	-	-	-	-		-
Class R	-	6,038,918	-	-	5,118,098	(e)	11,157,016
Class R4	-	-	24,264,737	-	12,753,557	(e)	37,018,294
Class R6	-	-	-	-	-		-
Net asset value per share:
Class A	$-	$-	$-	$11.50	-		$11.50
Class B	-	-	-		-		-
Class C	-	-	-	11.44	-		11.44
Class I	-	-	-	11.55	-		11.55
Class I2	-	-	-	11.56	-		11.56
Class I3	11.56	-	-	11.56	(11.56)	(f)	11.56
Class T	-	-	-		-		-
Class R	-	21.36	-	11.56	(21.37)	(f)	11.55
Class R4	-	-	17.64	11.56	(17.64)	(f)	11.56
Class R6	-	-	-		-		-
Maximum offering price per share:
Class A	$-	$-	$-	$25.56	-		$25.56

Investments, at cost	$807,537,021	$-	$-	$1,053,399,516	-		$1,860,936,537
Securities loaned, at value	99,214,860	-	-	107,221,846	-		206,436,706
Repurchase agreements, at cost	30,157,614	-	-	64,621,092	-		94,778,706
Foreign currency, at cost	-	-	-	-	-		-
Premium received on written options and swaptions	-	-	-	-	-		-

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF OPERATIONS

For the twelve-month period ended June 30, 2016

	TPP Master	TPFG Feeder	TPFG II Feeder	TAF Destination	Adjustments		Combined Pro Forma Destination
Investment Income:

Dividend income	$16,886,042	$2,834,515	$8,054,623	$17,509,253	$(10,889,138)	(b)	$34,395,295
Interest income	6,959	1,134	3,433	10,779	(4,567)	(b)	17,738
Net income (loss) from securities lending	525,015	87,347	252,924	415,464	(340,271)	(b)	940,479
Withholding taxes on foreign income	(119,810)	(19,915)	(57,707)	(80,608)	77,622	(b)	(200,418)
Expenses (net of waiver and/or reimbursement)	-	(956,474)	(2,738,429)	-	3,694,903	(b)	-

Total investment income (loss)	17,298,206	1,946,607	5,514,844	17,854,888	(7,461,451)		35,153,094

Expenses:
Investment advisory fees	5,540,087	-	-	2,815,951	371,885	(g)	8,727,923
Investment management fees	-	-	-	2,384,407	-		2,384,407
Administration/Investment advisory fees	-	415,439	198,031	-	(613,470)	(h)	-
Distribution and service fees:
Class A	-	-	-	65,456	(30)	(i)	65,426
Class B	-	-	-	-	-		-
Class C	-	-	-	18,990	(10)	(i)	18,980
Class I	-	-	-	-	-		-
Class I2	-	-	-	-	-		-
Class I3	-	-	-	-	-		-
Class T	-	-	-	-	-		-
Class R	-	346,199	-	-	345,200	(i)	691,399
Class R4	-	-	990,156	-	(1,316)	(i)	988,840
Class R6	-	-	-	-	-		-
Administration fees	-	-	-	124,092	(124,092)	(h)	-
Transfer agent fees:
Class A	-	-	-	28,794	-		28,794
Class B	-	-	-	-			-
Class C	-	-	-	2,530	-		2,530
Class I	-	-	-	145,030			145,030
Class I2	-	-	-	54,973			54,973
Class I3	-	-	-	-			-
Class T	-	-	-	-	-		-
Class R	-	-	-	-			-
Class R4	-	-	-	-			-
Class R6	-	-	-	-			-
Trustee, CCO and deferred compensation fees	12,611	2,465	6,413	11,402	-		32,891
Audit and tax fees	15,858	10,768	16,801	27,964	(23,234)	(j)	48,157
Custody fees	97,101	11,268	11,281	53,998	(57,678)	(k)	115,970
Legal fees	30,500	6,208	13,482	21,268	-		71,458
Printing and shareholder reports fees	2,810	19,591	27,841	33,157	-		83,399
Registration fees	-	19,383	41,390	55,651			116,424
Dividends, interest and fees for borrowings from securities sold short	-	-	-	-			-
Interest	-	-	-	-	-		-
Other	13,698	4,501	10,876	11,619	-		40,694

Total expenses before waiver and/or reimbursment and recapture	5,712,665	835,822	1,316,271	5,855,282	(102,745)		13,617,295
Expenses waived and/or reimbursed:
Fund level	-	-	-	-	-		-
Class A	-	-	-	(6)	6	(l)	-
Class B	-	-	-	-	-		-
Class C	-	-	-	-	-		-
Class I	-	-	-	-	-		-
Class I2	-	-	-	-	-		-
Class I3	-	-	-	-	(93,779)	(l)	(93,779)
Class T	-	-	-	-	-		-
Class R	-	(61,270)	-	-	61,270	(l)	-
Class R4	-	-	(490,052)	-	165,463	(l)	(324,589)
Class R6	-	-	-	-	-		-
Recapture of previously waived and/or reimbursed fees:
Fund level	-	-	-	-	-		-
Class A	-	-	-	6	-		6
Class B	-	-	-	-	-		-
Class C	-	-	-	-	-		-
Class I	-	-	-	104	-		104
Class I2	-	-	-	-	-		-
Class I3	-	-	-	-	-		-
Class T	-	-	-	-	-		-
Class R	-	-	-	-	-		-
Class R4	-	-	-	-	-		-
Class R6	-	-	-	-	-		-

Net expenses	5,712,665	774,552	826,219	5,855,386	30,215		13,199,037

Net investment income (loss)	11,585,541	1,172,055	4,688,625	11,999,502	(7,491,666)		21,954,057

Net realized gain (loss) on:
Allocated from series portfolio	-	8,126,319	23,196,631	-	(31,322,950)	(b)	-
Investments	48,420,625	-	-	12,530,431	-		60,951,056
Securities sold short	-	-	-	-	-		-
Written options and swaptions	-	-	-	-	-		-
Swap agreements	-	-	-	-	-		-
Futures contracts	-	-	-	-	-		-
Foreign currency transactions	(2,033)	-	-	(716)	-		(2,749)

Net realized gain (loss)	48,418,592	8,126,319	23,196,631	12,529,715	(31,322,950)		60,948,307

Net change in unrealized appreciation (depreciation) on:
Allocated from series portfolio	-	(3,705,838)	(6,600,336)	-	10,306,174	(b)	-
Investments	(18,152,796)	-	-	69,518,700	-		51,365,904
Securities sold short	-	-	-	-	-		-
Written options and swaptions	-	-	-	-	-		-
Swap agreements	-	-	-	-	-		-
Futures contracts	-	-	-	-	-		-
Translation of assets and liabilities denominated in foreign currencies	328	-	-	374	-		702

Net change in unrealized appreciation (depreciation)	(18,152,468)	(3,705,838)	(6,600,336)	69,519,074	10,306,174		51,366,606

Net realized and change in unrealized gain (loss)	30,266,124	4,420,481	16,596,295	82,048,789	(21,016,776)		112,314,913

Net increase (decrease) in net assets resulting from operations	$41,851,665	$5,592,536	$21,284,920	$94,048,291	$(28,508,442)		$134,268,970

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Group Seven Reorganization Between:

TRANSAMERICA PARTNERS SMALL CORE

TRANSAMERICA PARTNERS INSTITUTIONAL SMALL CORE

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO

AND

TRANSAMERICA SMALL CAP CORE

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

Reorganization Between TPP Master and TAF

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination
	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Common Stocks - 98.6%
Aerospace & Defense
Ducommun, Inc.			27,990	$553,642	11,180	$221,140			39,170	$774,782
Air Freight & Logistics
Atlas Air Worldwide Holdings, Inc.			19,125	792,157	7,640	316,449			26,765	1,108,606
Hub Group, Inc.			20,367	781,482	8,555	328,255			28,922	1,109,737
Auto Components
Cooper Tire & Rubber Co.			25,950	773,829	10,160	302,971			36,110	1,076,800
Dana Holding Corp.			65,360	690,202	27,200	287,232			92,560	977,434
Superior Industries International, Inc.			29,905	800,856	11,945	319,887			41,850	1,120,743
Tower International, Inc.			37,580	773,396	15,330	315,491			52,910	1,088,887
Banks
Banc of California, Inc.			42,050	761,105	16,800	304,080			58,850	1,065,185
Bryn Mawr Bank Corp.			19,694	575,065	7,900	230,680			27,594	805,745
Cathay General Bancorp			27,805	784,101	11,110	313,302			38,915	1,097,403
Central Pacific Financial Corp.			33,585	792,606	13,415	316,594			47,000	1,109,200
Customers Bancorp, Inc.			32,045	805,291	12,550	315,382			44,595	1,120,673
Enterprise Financial Services Corp.			18,485	515,547	7,310	203,876			25,795	719,423
Franklin Financial Network, Inc.			17,935	562,442	7,165	224,694			25,100	787,136
Great Western Bancorp, Inc.			24,990	788,185	10,230	322,654			35,220	1,110,839
Hanmi Financial Corp.			29,110	683,794	11,630	273,189			40,740	956,983
Heartland Financial USA, Inc.			17,270	609,457	6,830	241,031			24,100	850,488
Heritage Financial Corp.			29,795	523,796	11,785	207,180			41,580	730,976
Independent Bank Group, Inc.			16,310	699,862	6,545	280,846			22,855	980,708
LegacyTexas Financial Group, Inc.			29,320	789,001	11,710	315,116			41,030	1,104,117
Pacific Premier Bancorp, Inc.			27,930	670,320	11,435	274,440			39,365	944,760
PacWest Bancorp			20,735	824,838	8,285	329,577			29,020	1,154,415
Preferred Bank			18,535	535,198	7,330	211,654			25,865	746,852
PrivateBancorp, Inc.			20,030	881,921	8,180	360,165			28,210	1,242,086
SVB Financial Group			7,855	747,482	3,120	296,899			10,975	1,044,381
State Bank Financial Corp.			27,800	565,730	10,995	223,748			38,795	789,478
TCF Financial Corp.			62,435	789,803	24,945	315,554			87,380	1,105,357
Biotechnology
AMAG Pharmaceuticals, Inc.			33,110	791,991	13,230	316,462			46,340	1,108,453
Emergent BioSolutions, Inc.			26,305	739,697	10,510	295,541			36,815	1,035,238
Myriad Genetics, Inc.			23,715	725,679	9,285	284,121			33,000	1,009,800
PDL Biopharma, Inc.			266,725	837,516	104,450	327,973			371,175	1,165,489
United Therapeutics Corp.			7,975	844,712	3,185	337,355			11,160	1,182,067
Capital Markets
Legg Mason, Inc.			25,520	752,585	9,580	282,514			35,100	1,035,099
Waddell & Reed Financial, Inc.			43,545	749,845	17,055	293,687			60,600	1,043,532
Chemicals
Cabot Corp.			16,920	772,567	6,560	299,530			23,480	1,072,097
HB Fuller Co.			17,620	775,104	7,040	309,690			24,660	1,084,794
Koppers Holdings, Inc.			27,005	829,863	10,785	331,423			37,790	1,161,286
Minerals Technologies, Inc.			13,645	775,036	5,720	324,896			19,365	1,099,932
Stepan Co.			13,405	798,000	5,455	324,736			18,860	1,122,736
Commercial Services & Supplies
ACCO Brands Corp.			77,170	797,166	30,820	318,371			107,990	1,115,537
Brady Corp.			26,380	806,173	10,540	322,102			36,920	1,128,275
Brink's Co.			27,285	777,350	10,190	290,313			37,475	1,067,663
Ennis, Inc.			37,220	713,879	14,870	285,207			52,090	999,086
Essendant, Inc.			25,950	793,032	10,365	316,754			36,315	1,109,786
Herman Miller, Inc.			25,765	770,116	10,190	304,579			35,955	1,074,695
Pitney Bowes, Inc.			46,000	818,800	18,015	320,667			64,015	1,139,467
Quad/Graphics, Inc.			36,725	855,325	15,190	353,775			51,915	1,209,100
R.R. Donnelley & Sons Co.			49,525	837,963	19,205	324,949			68,730	1,162,912
Steelcase, Inc.			57,705	783,057	22,375	303,629			80,080	1,086,686
Tetra Tech, Inc.			26,270	807,671	10,610	326,204			36,880	1,133,875
Communications Equipment
Brocade Communications Systems, Inc.			86,301	792,243	34,475	316,481			120,776	1,108,724
Digi International, Inc.			53,555	574,645	20,975	225,062			74,530	799,707
Extreme Networks, Inc.			161,755	548,350	66,610	225,807			228,365	774,157
Ixia			80,485	790,363	33,425	328,234			113,910	1,118,597
NETGEAR, Inc.			16,910	803,901	6,755	321,133			23,665	1,125,034
Polycom, Inc.			70,000	787,500	26,305	295,931			96,305	1,083,431
Construction & Engineering
AECOM			24,285	771,535	9,700	308,168			33,985	1,079,703
Aegion Corp.			35,420	691,044	14,150	276,066			49,570	967,110
Chicago Bridge & Iron Co. NV			22,540	780,560	8,915	308,726			31,455	1,089,286
EMCOR Group, Inc.			16,255	800,722	6,345	312,554			22,600	1,113,276
KBR, Inc.			54,775	725,221	21,240	281,218			76,015	1,006,439
MYR Group, Inc.			33,125	797,650	13,905	334,832			47,030	1,132,482
Quanta Services, Inc.			34,185	790,357	13,655	315,704			47,840	1,106,061
Tutor Perini Corp.			34,115	803,408	13,625	320,869			47,740	1,124,277
Consumer Finance
Navient Corp.			66,735	797,483	26,980	322,411			93,715	1,119,894
Nelnet, Inc.			19,835	689,266	7,845	272,614			27,680	961,880
Containers & Packaging
Greif, Inc.			20,585	767,203	8,225	306,546			28,810	1,073,749
Sonoco Products Co.			16,890	838,757	6,690	332,225			23,580	1,170,982
Diversified Consumer Services
American Public Education, Inc.			24,670	693,227	9,855	276,926			34,525	970,153
Capella Education Co.			16,158	850,557	6,505	342,423			22,663	1,192,980
DeVry Education Group, Inc.			39,190	699,150	17,815	317,820			57,005	1,016,970
K12, Inc.			48,427	604,853	18,965	236,873			67,392	841,726
Regis Corp.			53,455	665,515	21,355	265,870			74,810	931,385
Strayer Education, Inc.			16,784	824,598	6,510	319,836			23,294	1,144,434
Diversified Telecommunication Services
Inteliquent, Inc.			38,950	774,715	15,560	309,488			54,510	1,084,203
Vonage Holdings Corp.			141,370	862,357	56,475	344,498			197,845	1,206,855
Electric Utilities
ALLETE, Inc.			13,340	862,164	5,555	359,020			18,895	1,221,184
Electrical Equipment
General Cable Corp.			58,030	737,562	22,850	290,423			80,880	1,027,985
Regal Beloit Corp.			14,045	773,177	5,445	299,747			19,490	1,072,924
Electronic Equipment, Instruments & Components
AVX Corp.			40,985	556,576	17,430	236,699			58,415	793,275
Benchmark Electronics, Inc.			36,795	778,214	14,700	310,905			51,495	1,089,119
Celestica, Inc.			67,865	631,145	27,110	252,123			94,975	883,268
Coherent, Inc.			8,945	820,972	3,470	318,477			12,415	1,139,449
Insight Enterprises, Inc.			30,070	781,820	12,010	312,260			42,080	1,094,080
Methode Electronics, Inc.			25,770	882,107	10,795	369,513			36,565	1,251,620
MTS Systems Corp.			17,145	751,637	6,715	294,386			23,860	1,046,023
Orbotech, Ltd.			31,300	799,715	12,855	328,445			44,155	1,128,160

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination
	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Plexus Corp.			18,300	$790,560	7,310	$315,792			25,610	$1,106,352
Rogers Corp.			13,310	813,241	5,315	324,747			18,625	1,137,988
Sanmina Corp.			29,265	784,595	11,690	313,409			40,955	1,098,004
ScanSource, Inc.			21,320	791,185	8,545	317,105			29,865	1,108,290
SYNNEX Corp.			8,765	831,097	3,500	331,870			12,265	1,162,967
Tech Data Corp.			9,870	709,160	3,940	283,089			13,810	992,249
TTM Technologies, Inc.			102,039	768,354	40,935	308,241			142,974	1,076,595
VeriFone Systems, Inc.			42,265	783,593	16,885	313,048			59,150	1,096,641
Vishay Intertechnology, Inc.			62,555	775,056	24,285	300,891			86,840	1,075,947
Energy Equipment & Services
Diamond Offshore Drilling, Inc.			31,870	775,397	12,730	309,721			44,600	1,085,118
Ensco PLC			76,450	742,330	30,540	296,543			106,990	1,038,873
Matrix Service Co.			43,910	724,076	17,825	293,934			61,735	1,018,010
McDermott International, Inc.			160,660	793,660	64,180	317,049			224,840	1,110,709
Nabors Industries, Ltd.			76,385	767,669	30,515	306,676			106,900	1,074,345
Noble Corp. PLC			89,780	739,787	35,865	295,528			125,645	1,035,315
Rowan Cos. PLC			42,155	744,457	16,840	297,394			58,995	1,041,851
Transocean, Ltd.			72,295	859,588	28,880	343,383			101,175	1,202,971
Food & Staples Retailing
SpartanNash Co.			27,240	832,999	10,565	323,078			37,805	1,156,077
SUPERVALU, Inc.			175,195	826,921	68,605	323,815			243,800	1,150,736
United Natural Foods, Inc.			18,020	843,336	7,200	336,960			25,220	1,180,296
Food Products
Dean Foods Co.			44,675	808,171	17,670	319,650			62,345	1,127,821
Fresh Del Monte Produce, Inc.			14,975	815,089	5,980	325,491			20,955	1,140,580
Lancaster Colony Corp.			6,550	835,845	2,615	333,700			9,165	1,169,545
Sanderson Farms, Inc.			9,940	861,202	3,970	343,961			13,910	1,205,163
Gas Utilities
Southwest Gas Corp.			11,025	867,778	4,405	346,718			15,430	1,214,496
Health Care Equipment & Supplies
Analogic Corp.			9,465	751,900	3,860	306,638			13,325	1,058,538
AngioDynamics, Inc.			41,480	596,068	16,570	238,111			58,050	834,179
Anika Therapeutics, Inc.			16,130	865,374	6,445	345,774			22,575	1,211,148
Haemonetics Corp.			27,315	791,862	10,915	316,426			38,230	1,108,288
ICU Medical, Inc.			7,620	859,155	3,075	346,706			10,695	1,205,861
LeMaitre Vascular, Inc.			35,235	502,803	13,935	198,852			49,170	701,655
Meridian Bioscience, Inc.			43,480	847,860	17,025	331,988			60,505	1,179,848
Merit Medical Systems, Inc.			40,485	802,817	15,700	311,331			56,185	1,114,148
Natus Medical, Inc.			22,550	852,390	9,010	340,578			31,560	1,192,968
OraSure Technologies, Inc.			120,085	709,702	47,025	277,918			167,110	987,620
SurModics, Inc.			24,070	565,164	9,615	225,760			33,685	790,924
Health Care Providers & Services
Aceto Corp.			35,845	784,647	13,900	304,271			49,745	1,088,918
Almost Family, Inc.			16,160	688,578	6,455	275,047			22,615	963,625
Amedisys, Inc.			16,190	817,271	6,465	326,353			22,655	1,143,624
Amsurg Corp.			10,090	782,379	4,140	321,016			14,230	1,103,395
Chemed Corp.			5,932	808,591	2,300	313,513			8,232	1,122,104
Community Health Systems, Inc.			59,335	714,987	23,705	285,645			83,040	1,000,632
HealthSouth Corp.			20,190	783,776	8,140	315,995			28,330	1,099,771
Healthways, Inc.			46,930	542,041	18,745	216,505			65,675	758,546
Kindred Healthcare, Inc.			61,135	690,214	28,410	320,749			89,545	1,010,963
Landauer, Inc.			14,265	587,147	5,700	234,612			19,965	821,759
LHC Group, Inc.			19,210	831,409	7,675	332,174			26,885	1,163,583
LifePoint Health, Inc.			11,950	781,171	4,635	302,990			16,585	1,084,161
Magellan Health, Inc.			11,885	781,676	4,700	309,119			16,585	1,090,795
Molina Healthcare, Inc.			16,095	803,140	6,430	320,857			22,525	1,123,997
Owens & Minor, Inc.			21,750	813,015	8,810	329,318			30,560	1,142,333
PharMerica Corp.			33,880	835,481	13,140	324,032			47,020	1,159,513
Triple-S Management Corp.			27,997	683,967	11,185	273,250			39,182	957,217
US Physical Therapy, Inc.			13,855	834,210	5,535	333,262			19,390	1,167,472
VCA, Inc.			12,175	823,152	4,865	328,923			17,040	1,152,075
WellCare Health Plans, Inc.			7,705	826,592	3,080	330,422			10,785	1,157,014
Health Care Technology
Allscripts Healthcare Solutions, Inc.			60,520	768,604	23,470	298,069			83,990	1,066,673
HMS Holdings Corp.			44,840	789,632	17,915	315,483			62,755	1,105,115
Quality Systems, Inc.			68,225	812,560	27,255	324,607			95,480	1,137,167
Hotels, Restaurants & Leisure
Bob Evans Farms, Inc.			20,765	788,032	8,295	314,795			29,060	1,102,827
Brinker International, Inc.			16,500	751,245	6,525	297,083			23,025	1,048,328
Cheesecake Factory, Inc.			16,700	803,938	6,540	314,836			23,240	1,118,774
Household Durables
Ethan Allen Interiors, Inc.			24,975	825,174	10,535	348,076			35,510	1,173,250
iRobot Corp.			22,785	799,298	9,100	319,228			31,885	1,118,526
La-Z-Boy, Inc.			29,405	818,047	11,900	331,058			41,305	1,149,105
Independent Power & Renewable Electricity Producers
NRG Energy, Inc.			52,805	791,547	20,680	309,993			73,485	1,101,540
Insurance
Aspen Insurance Holdings, Ltd.			16,850	781,503	6,665	309,123			23,515	1,090,626
Employers Holdings, Inc.			27,030	784,411	10,480	304,130			37,510	1,088,541
Hanover Insurance Group, Inc.			9,610	813,198	3,765	318,594			13,375	1,131,792
Old Republic International Corp.			42,970	828,891	16,995	327,834			59,965	1,156,725
United Fire Group, Inc.			16,438	697,464	6,565	278,553			23,003	976,017
Internet & Catalog Retail
Blue Nile, Inc.			25,805	706,541	10,105	276,675			35,910	983,216
Internet Software & Services
Bankrate, Inc.			105,935	792,394	42,320	316,554			148,255	1,108,948
DHI Group, Inc.			99,560	620,259	39,770	247,767			139,330	868,026
EarthLink Holdings Corp.			125,635	804,064	50,190	321,216			175,825	1,125,280
MeetMe, Inc.			173,510	924,808	69,315	369,449			242,825	1,294,257
Monster Worldwide, Inc.			258,335	617,421	103,200	246,648			361,535	864,069
IT Services
Convergys Corp.			28,925	723,125	11,215	280,375			40,140	1,003,500
CSG Systems International, Inc.			19,593	789,794	7,600	306,356			27,193	1,096,150
Hackett Group, Inc.			49,745	689,963	17,550	243,419			67,295	933,382
Leidos Holdings, Inc.			17,385	832,220	6,945	332,457			24,330	1,164,677
ManTech International Corp.			22,230	840,738	8,880	335,842			31,110	1,176,580
Sykes Enterprises, Inc.			25,633	742,332	10,525	304,804			36,158	1,047,136
Teradata Corp.			28,855	723,395	11,525	288,932			40,380	1,012,327
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.			5,740	820,935	2,225	318,219			7,965	1,139,154
Bruker Corp.			33,775	768,043	13,495	306,876			47,270	1,074,919
Cambrex Corp.			16,645	861,046	6,650	344,005			23,295	1,205,051
Charles River Laboratories International, Inc.			9,155	754,738	3,800	313,272			12,955	1,068,010
ICON PLC			12,225	855,872	5,100	357,051			17,325	1,212,923
Luminex Corp.			41,755	844,704	16,350	330,761			58,105	1,175,465
PAREXEL International Corp.			13,620	856,426	5,525	347,412			19,145	1,203,838
Machinery
AGCO Corp.			15,155	714,255	5,875	276,889			21,030	991,144
Alamo Group, Inc.			12,860	848,374	4,785	315,666			17,645	1,164,040
Altra Industrial Motion Corp.			29,175	787,142	12,015	324,165			41,190	1,111,307
Briggs & Stratton Corp.			39,030	826,655	15,285	323,736			54,315	1,150,391
Joy Global, Inc.			36,210	765,479	14,465	305,790			50,675	1,071,269
Kennametal, Inc.			33,410	738,695	13,345	295,058			46,755	1,033,753
Timken Co.			24,900	763,434	9,750	298,935			34,650	1,062,369
Wabash National Corp.			63,335	804,355	24,710	313,817			88,045	1,118,172

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination
	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Metals & Mining
Carpenter Technology Corp.			24,037	$791,538	9,600	$316,128			33,637	$1,107,666
Commercial Metals Co.			49,800	841,620	20,090	339,521			69,890	1,181,141
Haynes International, Inc.			20,895	670,312	8,265	265,141			29,160	935,453
Kaiser Aluminum Corp.			8,940	808,265	3,735	337,681			12,675	1,145,946
Materion Corp.			31,980	791,825	12,775	316,309			44,755	1,108,134
Olympic Steel, Inc.			32,900	898,499	13,145	358,990			46,045	1,257,489
Reliance Steel & Aluminum Co.			10,525	809,373	4,205	323,365			14,730	1,132,738
Schnitzer Steel Industries, Inc.			48,000	844,800	17,995	316,712			65,995	1,161,512
Worthington Industries, Inc.			20,700	875,610	8,270	349,821			28,970	1,225,431
Multi-Utilities
Avista Corp.			19,715	883,232	7,645	342,496			27,360	1,225,728
MDU Resources Group, Inc.			34,730	833,520	13,875	333,000			48,605	1,166,520
Multiline Retail
Big Lots, Inc.			16,730	838,341	7,085	355,028			23,815	1,193,369
Dillard's, Inc.			13,725	831,735	5,480	332,088			19,205	1,163,823
Fred's, Inc.			37,975	611,777	15,170	244,389			53,145	856,166
Oil, Gas & Consumable Fuels
Aegean Marine Petroleum Network, Inc.			119,195	655,572	47,620	261,910			166,815	917,482
Alon USA Energy, Inc.			120,495	780,808	48,135	311,915			168,630	1,092,723
CVR Energy, Inc.			40,675	630,463	18,825	291,788			59,500	922,251
DHT Holdings, Inc.			148,340	746,150	58,090	292,193			206,430	1,038,343
Renewable Energy Group, Inc.			96,055	848,166	38,375	338,851			134,430	1,187,017
Tsakos Energy Navigation, Ltd.			154,630	725,215	61,770	289,701			216,400	1,014,916
World Fuel Services Corp.			17,450	828,700	7,295	346,440			24,745	1,175,140
Paper & Forest Products
Domtar Corp.			22,090	773,371	8,650	302,837			30,740	1,076,208
Mercer International, Inc.			64,395	513,872	25,835	206,163			90,230	720,035
P.H. Glatfelter Co.			32,870	642,937	13,130	256,823			46,000	899,760
Personal Products
Medifast, Inc.			25,105	835,243	10,030	333,698			35,135	1,168,941
Nu Skin Enterprises, Inc.			17,335	800,704	6,925	319,866			24,260	1,120,570
Pharmaceuticals
Impax Laboratories, Inc.			27,175	783,184	10,855	312,841			38,030	1,096,025
SciClone Pharmaceuticals, Inc.			61,370	801,492	25,690	335,511			87,060	1,137,003
Professional Services
FTI Consulting, Inc.			19,640	798,955	7,845	319,135			27,485	1,118,090
ICF International, Inc.			16,780	686,302	6,705	274,235			23,485	960,537
Insperity, Inc.			10,910	842,579	4,360	336,723			15,270	1,179,302
Kelly Services, Inc.			35,010	664,140	13,985	265,295			48,995	929,435
Kforce, Inc.			33,705	569,277	13,330	225,144			47,035	794,421
Resources Connection, Inc.			38,325	566,444	15,975	236,111			54,300	802,555
Real Estate Investment Trusts
Agree Realty Corp.			18,330	884,239	7,325	353,358			25,655	1,237,597
Anworth Mortgage Asset Corp.			149,445	702,391	59,700	280,590			209,145	982,981
ARMOUR Residential REIT, Inc.			38,900	778,000	15,085	301,700			53,985	1,079,700
Ashford Hospitality Trust, Inc.			120,805	648,723	49,740	267,104			170,545	915,827
Capstead Mortgage Corp.			83,890	813,733	32,850	318,645			116,740	1,132,378
CBL & Associates Properties, Inc.			75,380	701,788	29,520	274,831			104,900	976,619
Chesapeake Lodging Trust			35,130	816,772	14,035	326,314			49,165	1,143,086
Corporate Office Properties Trust			29,465	871,280	11,770	348,039			41,235	1,219,319
DiamondRock Hospitality Co.			82,190	742,176	32,215	290,901			114,405	1,033,077
Dynex Capital, Inc.			85,180	591,149	33,690	233,809			118,870	824,958
EPR Properties			10,980	885,866	4,385	353,782			15,365	1,239,648
First Potomac Realty Trust			61,735	567,962	24,665	226,918			86,400	794,880
Geo Group, Inc.			24,335	831,770	9,940	339,749			34,275	1,171,519
Getty Realty Corp.			33,220	712,569	13,270	284,642			46,490	997,211
Gladstone Commercial Corp.			34,225	578,060	14,430	243,723			48,655	821,783
Hersha Hospitality Trust			44,595	764,804	17,465	299,525			62,060	1,064,329
Invesco Mortgage Capital, Inc.			58,520	801,139	23,770	325,411			82,290	1,126,550
Investors Real Estate Trust			111,365	720,532	44,490	287,850			155,855	1,008,382
LaSalle Hotel Properties			33,860	798,419	13,840	326,347			47,700	1,124,766
Medical Properties Trust, Inc.			54,470	828,489	21,760	330,970			76,230	1,159,459
MFA Financial, Inc.			110,835	805,770	42,980	312,465			153,815	1,118,235
National Health Investors, Inc.			11,565	868,416	4,620	346,916			16,185	1,215,332
Piedmont Office Realty Trust, Inc.			40,440	871,078	15,680	337,747			56,120	1,208,825
Resource Capital Corp.			54,335	698,748	21,705	279,126			76,040	977,874
RLJ Lodging Trust			35,300	757,185	13,690	293,651			48,990	1,050,836
Select Income REIT			32,640	848,314	13,405	348,396			46,045	1,196,710
Summit Hotel Properties, Inc.			63,990	847,228	25,560	338,414			89,550	1,185,642
Sunstone Hotel Investors, Inc.			66,250	799,637	26,465	319,433			92,715	1,119,070
Tanger Factory Outlet Centers, Inc.			21,665	870,500	9,110	366,040			30,775	1,236,540
Two Harbors Investment Corp.			96,050	822,188	37,245	318,817			133,295	1,141,005
Road & Rail
ArcBest Corp.			41,411	672,929	16,545	268,856			57,956	941,785
Swift Transportation Co.			51,930	800,241	21,260	327,617			73,190	1,127,858
Semiconductors & Semiconductor Equipment
Alpha & Omega Semiconductor, Ltd.			39,235	546,544	16,395	228,382			55,630	774,926
Cirrus Logic, Inc.			20,110	780,067	8,035	311,678			28,145	1,091,745
FormFactor, Inc.			76,450	687,285	30,540	274,555			106,990	961,840
Kulicke & Soffa Industries, Inc.			58,695	714,318	23,550	286,604			82,245	1,000,922
MaxLinear, Inc.			42,485	763,880	17,700	318,246			60,185	1,082,126
MKS Instruments, Inc.			19,240	828,474	7,685	330,916			26,925	1,159,390
Silicon Laboratories, Inc.			16,255	792,269	6,490	316,323			22,745	1,108,592
Teradyne, Inc.			40,640	800,202	16,235	319,667			56,875	1,119,869
Software
Mentor Graphics Corp.			38,055	809,049	15,050	319,963			53,105	1,129,012
Nuance Communications, Inc.			50,780	793,692	20,285	317,055			71,065	1,110,747
Specialty Retail
Abercrombie & Fitch Co.			42,635	759,329	17,035	303,393			59,670	1,062,722
American Eagle Outfitters, Inc.			53,655	854,724	21,435	341,460			75,090	1,196,184
Caleres, Inc.			34,850	843,719	14,175	343,177			49,025	1,186,896
Chico's FAS, Inc.			74,300	795,753	29,095	311,607			103,395	1,107,360
Children's Place, Inc.			10,740	861,133	4,395	352,391			15,135	1,213,524
Citi Trends, Inc.			30,440	472,733	12,040	186,981			42,480	659,714
DSW, Inc.			37,945	803,675	14,860	314,735			52,805	1,118,410
Express, Inc.			50,525	733,118	19,785	287,080			70,310	1,020,198
Finish Line, Inc.			49,085	991,026	19,610	395,926			68,695	1,386,952
Genesco, Inc.			12,535	806,126	5,270	338,914			17,805	1,145,040
Guess?, Inc.			53,866	810,683	21,520	323,876			75,386	1,134,559
Hibbett Sports, Inc.			23,210	807,476	9,180	319,372			32,390	1,126,848
Kirkland's, Inc.			36,030	528,920	14,250	209,190			50,280	738,110
Pier 1 Imports, Inc.			141,125	725,383	56,380	289,793			197,505	1,015,176
Rent-A-Center, Inc.			65,785	807,840	25,760	316,333			91,545	1,124,173
Shoe Carnival, Inc.			27,750	695,415	11,085	277,790			38,835	973,205
Urban Outfitters, Inc.			30,640	842,600	12,495	343,613			43,135	1,186,213
Vitamin Shoppe, Inc.			26,990	825,084	10,465	319,915			37,455	1,144,999
Williams-Sonoma, Inc.			15,150	789,770	6,195	322,945			21,345	1,112,715
Zumiez, Inc.			55,460	793,633	22,305	319,185			77,765	1,112,818
Technology Hardware, Storage & Peripherals
Cray, Inc.			26,410	790,187	10,340	309,373			36,750	1,099,560

			TPP Master		TAF Destination		Adjustments			Combined Pro Forma Destination
	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value		Shares	Value

Textiles, Apparel & Luxury Goods
Movado Group, Inc.			33,940	$735,819	13,290	$288,127				47,230	$1,023,946
Perry Ellis International, Inc.			27,895	561,248	11,145	224,236				39,040	785,484
Thrifts & Mortgage Finance
First Defiance Financial Corp.			13,725	533,216	5,320	206,682				19,045	739,898
HomeStreet, Inc.			31,100	619,512	12,300	245,016				43,400	864,528
Meta Financial Group, Inc.			11,513	586,703	4,620	235,434				16,133	822,137
Trading Companies & Distributors
Applied Industrial Technologies, Inc.			17,730	800,332	7,080	319,591				24,810	1,119,923
DXP Enterprises, Inc.			48,753	727,882	19,560	292,031				68,313	1,019,913
WESCO International, Inc.			14,195	730,901	5,615	289,116				19,810	1,020,017
Wireless Telecommunication Services
Shenandoah Telecommunications Co.			23,220	906,973	9,275	362,282				32,495	1,269,255

Total Common Stocks				222,621,749		88,922,901					311,544,650

				Total Cost ($217,726,617)		Total Cost ($88,039,200)					Total Cost ($305,765,817)
Master Limited Partnership - 0.3%
Capital Markets
Lazard, Ltd.			22,060	656,947	8,725	259,831				30,785	916,778

Total Master Limited Partnership				656,947		259,831					916,778

				Total Cost ($782,369)		Total Cost ($308,733)					Total Cost ($1,091,102)
Securities Lending Collateral - 15.8%
State Street Navigator Securities Lending Trust - Prime Portfolio	0.51%		39,688,822	39,688,822	10,398,751	10,398,751				50,087,573	50,087,573

Total Securities Lending Collateral				39,688,822		10,398,751					50,087,573

				Total Cost ($39,688,822)		Total Cost ($10,398,751)					Total Cost ($50,087,573)

			Principal	Value	Principal	Value				Principal	Value

Repurchase Agreement - 1.2%
State Street Bank & Trust Co.	0.03%	07/01/2016	$2,625,396	2,625,396	$1,289,842	1,289,842				$3,915,238	3,915,238

Total Repurchase Agreement				2,625,396		1,289,842					3,915,238

				Total Cost ($2,625,396)		Total Cost ($1,289,842)					Total Cost ($3,915,238)

Total Investments				265,592,914		100,871,325					366,464,239

				Total Cost ($260,823,204)		Total Cost ($100,036,526)					Total Cost ($360,859,730)
Other Assets and Liabilities - (15.9)%				(39,703,180)		(10,483,089)		(174,354	) (a) (c)		(50,360,623)

Net Assets				225,889,734		$90,388,236		($174,354)			316,103,616

VALUATION SUMMARY:

Investments	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Common Stocks	$222,621,749	$-	$-	$222,621,749	$88,922,901	$-	$-	$88,922,901	$311,544,650	$-	$-	$311,544,650
Master Limited Partnership	656,947	-	-	656,947	259,831	-	-	259,831	916,778	-	-	916,778
Securities Lending Collateral	39,688,822	-	-	39,688,822	10,398,751	-	-	10,398,751	50,087,573	-	-	50,087,573
Repurchase Agreement	-	2,625,396	-	2,625,396	-	1,289,842	-	1,289,842	-	3,915,238	-	3,915,238
Total Investments	$262,967,518	$2,625,396	$-	$265,592,914	$99,581,483	$1,289,842	$-	$100,871,325	$362,549,001	$3,915,238	$-	$366,464,239

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

    As of June 30, 2016, all securities held by the Target Master Portfolio would comply with the investment restrictions of the Destination Fund.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

	TPP Master	TPFG Feeder	TPFG II Feeder	TAF Destination	Adjustments		Combined Pro Forma Destination
Assets:
Investments, at value	$262,967,518	$-	$-	$99,581,483	$-		$362,549,001
Repurchase agreements, at value	2,625,396	-	-	1,289,842	-		3,915,238
Investments in Series Portfolio, at value	-	62,075,603	12,173,750	-	(74,249,353)	(b)	-
Receivables:	-	-	-	-
Shares of beneficial interest sold	-	1,915	4,845	275	-		7,035
Investments sold	1,509,998	-	-	594,420	-		2,104,418
Interest	2	-	-	1	-		3
Dividends	427,589	-	-	170,687	-		598,276
Net income from securities lending	10,233	-	-	1,755	-		11,988
Due from advisor	-	-	4,260	-	-		4,260
Other	652	-	-	-	-		652
Prepaid Expenses	-	202	20	28	-		250
Total assets	$267,541,388	$62,077,720	$12,182,875	$101,638,491	$(74,249,353)		$369,191,121

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	-	-	-	20,790	-		20,790
Investments purchased	1,780,433	-	-	711,671	-		2,492,104
Investment advisory fees	149,501	-	-	-	-		149,501
Investment management fees	-	-	-	61,507	-		61,507
Administration/Investment advisory fees	-	15,318	508	-	-		15,826
Distribution and service fees	-	12,765	2,538	605	-		15,908
Transfer agent fees	-	-	-	680	-		680
Trustee, CCO and deferred compensation fees	422	124	30	371	-		947
Audit and tax fees	12,012	4,826	4,077	13,058	-		33,973
Custody and accounting fees	11,268	1,831	1,831	18,256	-		33,186
Legal fees	4,742	1,396	497	3,912	-		10,547
Printing and shareholder reports fees	1,846	4,219	909	6,003	-		12,977
Registration fees	-	3,504	4,782	13,558	-		21,844
Distribution payable to shareholders	-	-	-	1,093	-		1,093
Other	2,608	392	102	-	125,947	(c)	129,049
Collateral for securities on loan	39,688,822	-	-	10,398,751	-		50,087,573
Total liabilities	41,651,654	44,375	15,274	11,250,255	125,947		53,087,505
Net Assets	$225,889,734	$62,033,345	$12,167,601	$90,388,236	$(74,375,300)		$316,103,616

Net Assets Consist of:
Paid-in capital	$(748,057,990)	121,309,785	104,236,881	104,641,207	$835,732,950	(d)	$417,862,833
Undistributed (distributions in excess of) net investment income (loss)	52,885,831	(53,323)	(9,117)	106,739	(52,823,391)	(d)	106,739
Accumulated net realized gain (loss)	916,292,183	(20,970,838)	(42,806,196)	(15,194,508)	(852,515,149)	(d)	(15,194,508)
Net unrealized appreciation (depreciation) on:
Investments	4,769,710	-	-	834,798	(4,769,710)	(d)	834,798
Allocated from Series Portfolio	-	(38,252,279)	(49,253,967)	-	-		(87,506,246)

Net Assets	$225,889,734	$62,033,345	$12,167,601	$90,388,236	$(74,375,300)		$316,103,616

Net assets by class:
Class A	$-	$-	$-	$1,335,657	$-		$1,335,657
Class C	-	-	-	394,700	-		394,700
Class I	-	-	-	1,214,499	-		1,214,499
Class I2	-	-	-	87,443,380	-		87,443,380
Class I3	151,640,381	-	-	-	(125,947)	(c)	151,514,434
Class R	-	62,033,345	-	-	-		62,033,345
Class R4	-	-	12,167,601	-	-		12,167,601
Shares outstanding (unlimited shares, no par value):
Class A	-	-	-	136,473	-		136,473
Class C	-	-	-	40,600	-		40,600
Class I	-	-	-	123,787	-		123,787
Class I2	-	-	-	8,908,433	-		8,908,433
Class I3	15,441,994	-	-	-	-		15,441,994
Class R	-	2,319,771	-	-	3,997,270	(e)	6,317,041
Class R4	-	-	859,916	-	379,147	(e)	1,239,063
Net asset value per share:
Class A	$-	$-	$-	$9.79	-		$9.79
Class C	-	-	-	9.72	-		9.72
Class I	-	-	-	9.81	-		9.81
Class I2	-	-	-	9.82	-		9.82
Class I3	9.82	-	-	9.82	(9.83)	(f)	9.81
Class R	-	26.74	-	9.82	(26.76)	(f)	9.80
Class R4	-	-	14.15	9.82	(14.15)	(f)	9.82
Maximum offering price per share:
Class A	$-	$-	$-	$10.36	-		$10.36

Investments, at cost	$258,197,808	$-	$-	$98,746,684	-		$356,944,492
Securities loaned, at value	38,705,043	-	-	10,144,754	-		48,849,797
Repurchase agreements, at cost	2,625,396	-	-	1,289,842	-		3,915,238

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF OPERATIONS

For the twelve-month period ended June 30, 2016

		TPP Master		TPFG Feeder		TPFG II Feeder		TAF Destination		Adjustments			Combined Pro Forma Destination
Investment Income:

Dividend income	$	4,743,595	$	1,289,610	$	258,668	$	2,798,500	$	(1,548,278)	(b)	$	7,542,095
Interest income		522		142		29		456		(171)	(b)		978
Net income (loss) from securities lending		137,272		37,410		7,438		60,908		(44,848)	(b)		198,180
Withholding taxes on foreign income		(11,568)		(3,177)		(625)		(4,895)		3,802	(b)		(16,463)
Expenses (net of waiver and/or reimbursement)		-		(540,786)		(107,888)		-		648,674	(b)		-

Total investment income (loss)		4,869,821		783,199		157,622		2,854,969		(940,821)			7,724,790

Expenses:
Investment advisory fees		1,892,348		-		-		996,430		64,636	(g)		2,953,414
Investment management fees		-		-		-		244,758		-			244,758
Administration/Investment advisory fees		-		193,069		6,432		-		(199,501)	(h)		-
Distribution and service fees:
Class A		-		-		-		1,891		(1)	(i)		1,890
Class C		-		-		-		3,733		(4)	(i)		3,729
Class R		-		160,891		-		-		160,421	(i)		321,312
Class R4		-		-		32,160		-		(46)	(i)		32,114
Administration fees		-		-		-		36,287		(36,287)	(h)		-
Transfer agent fees:
Class A		-		-		-		1,038		-			1,038
Class C		-		-		-		477		-			477
Class I		-		-		-		963					963
Class I2		-		-		-		11,407					11,407
Trustee, CCO and deferred compensation fees		3,610		1,085		176		2,553		-			7,424
Audit and tax fees		21,542		8,351		6,777		22,846		(23,346)	(j)		36,170
Custody fees		55,383		11,266		11,264		60,916		(60,198)	(k)		78,631
Legal fees		8,583		2,739		646		9,228		-			21,196
Printing and shareholder reports fees		669		8,514		2,030		7,115		-			18,328
Registration fees		-		20,745		18,984		29,926					69,655
Other		4,195		2,301		1,052		5,916		-			13,464

Total expenses before waiver and/or reimbursement and recapture		1,986,330		408,961		79,521		1,435,484		(94,326)			3,815,970
Expenses waived and/or reimbursed:
Fund level		-		-		-		-		-			-
Class A		-		-		-		(546)		546	(l)		-
Class C		-		-		-		(172)		172	(l)		-
Class I		-		-		-		(399)		399	(l)		-
Class I3		-		-		-		-		(52,156)	(l)		(52,156)
Class R4		-		-		(45,898)		-		41,687	(l)		(4,211)
Recapture of previously waived and/or reimbursed fees:
Class A		-		-		-		107		-			107
Class C		-		-		-		60		-			60
Class I		-		-		-		147		-			147

Net expenses		1,986,330		408,961		33,623		1,434,681		(103,678)			3,759,917

Net investment income (loss)		2,883,491		374,238		123,999		1,420,288		(837,143)			3,964,873

Net realized gain (loss) on:
Allocated from series portfolio		-		(4,653,616)		(934,090)		-		5,587,706	(b)		-
Investments		(17,144,620)		-		-		(18,713,068)		-			(35,857,688)
Securities sold short		(144)		-		-		-		-			(144)
Foreign currency transactions		(457)		-		-		(11)		-			(468)

Net realized gain (loss)		(17,145,221)		(4,653,616)		(934,090)		(18,713,079)		5,587,706			(35,858,300)

Net change in unrealized appreciation (depreciation) on:
Allocated from series portfolio		-		(43,802)		(5,137)		-		48,939	(b)		-
Investments		(130,173)		-		-		2,463,242		-			2,333,069
Translation of assets and liabilities denominated in foreign currencies		-		-		-		3		-			3

Net change in unrealized appreciation (depreciation)		(130,173)		(43,802)		(5,137)		2,463,245		48,939			2,333,072

Net realized and change in unrealized gain (loss)		(17,275,394)		(4,697,418)		(939,227)		(16,249,834)		5,636,645			(33,525,228)

Net increase (decrease) in net assets resulting from operations	$	(14,391,903)	$	(4,323,180)	$	(815,228)	$	(14,829,546)	$	4,799,502		$	(29,560,354)

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Group Eight Reorganization Between:

TRANSAMERICA PARTNERS SMALL GROWTH

TRANSAMERICA PARTNERS INSTITUTIONAL SMALL GROWTH

TRANSAMERICA PARTNERS SMALL GROWTH PORTFOLIO

AND

TRANSAMERICA SMALL CAP GROWTH

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

Reorganization Between TPP Master and TAF

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

COMMON STOCKS - 97.5%
Auto Components
Dorman Products, Inc.			18,010	$1,030,172	98,570	$5,638,204			116,580	$6,668,376
Drew Industries, Inc.			15,310	1,298,900	83,790	7,108,744			99,100	8,407,644
Motorcar Parts of America, Inc.			35,550	966,249	194,530	5,287,325			230,080	6,253,574
Banks
BancorpSouth, Inc.			27,440	622,614	150,190	3,407,811			177,630	4,030,425
LegacyTexas Financial Group, Inc.			24,385	656,201	133,475	3,591,812			157,860	4,248,013
Pinnacle Financial Partners, Inc.			33,560	1,639,406	183,710	8,974,233			217,270	10,613,639
PrivateBancorp, Inc.			45,540	2,005,126	249,300	10,976,679			294,840	12,981,805
South State Corp.			20,443	1,391,146	111,930	7,616,836			132,373	9,007,982
Texas Capital Bancshares, Inc.			12,395	579,590	67,829	3,171,684			80,224	3,751,274
Biotechnology
Eagle Pharmaceuticals, Inc.			15,880	615,985	86,920	3,371,627			102,800	3,987,612
Repligen Corp.			31,290	856,095	171,250	4,685,400			202,540	5,541,495
Building Products
Advanced Drainage Systems, Inc.			30,910	846,007	169,190	4,630,730			200,100	5,476,737
Trex Co., Inc.			23,460	1,053,823	128,420	5,768,626			151,880	6,822,449
Commercial Services & Supplies
Knoll, Inc.			40,290	978,241	220,535	5,354,590			260,825	6,332,831
Diversified Financial Services
MarketAxess Holdings, Inc.			6,880	1,000,352	37,640	5,472,856			44,520	6,473,208
Diversified Telecommunication Services
Cogent Communications Holdings, Inc.			31,720	1,270,703	173,630	6,955,618			205,350	8,226,321
Food Products
B&G Foods, Inc.			27,090	1,305,738	148,310	7,148,542			175,400	8,454,280
Calavo Growers, Inc.			21,810	1,461,270	119,360	7,997,120			141,170	9,458,390
J&J Snack Foods Corp.			9,391	1,120,065	51,400	6,130,478			60,791	7,250,543
TreeHouse Foods, Inc.			10,710	1,099,381	58,610	6,016,317			69,320	7,115,698
Health Care Equipment & Supplies
Cantel Medical Corp.			17,420	1,197,277	95,350	6,553,405			112,770	7,750,682
Neogen Corp.			22,180	1,247,625	121,430	6,830,437			143,610	8,078,062
Vascular Solutions, Inc.			14,269	594,446	85,504	3,562,097			99,773	4,156,543
Health Care Providers & Services
Aceto Corp.			45,289	991,376	247,910	5,426,750			293,199	6,418,126
Providence Service Corp.			19,281	865,332	105,560	4,737,533			124,841	5,602,865
Health Care Technology
Medidata Solutions, Inc.			29,599	1,387,305	162,020	7,593,877			191,619	8,981,182
Hotels, Restaurants & Leisure
Popeyes Louisiana Kitchen, Inc.			21,648	1,182,847	118,486	6,474,075			140,134	7,656,922
Sonic Corp.			50,342	1,361,751	275,560	7,453,898			325,902	8,815,649
Internet Software & Services
LogMeIn, Inc.			18,680	1,184,872	102,250	6,485,717			120,930	7,670,589
SPS Commerce, Inc.			18,170	1,101,102	99,470	6,027,882			117,640	7,128,984
IT Services
Luxoft Holding, Inc.			38,800	542,465	212,380	2,968,781			251,180	3,511,246
MAXIMUS, Inc.			10,428	2,148,356	57,070	11,759,481			67,498	13,907,837
Life Sciences Tools & Services
Cambrex Corp.			37,079	1,918,096	202,970	10,499,638			240,049	12,417,734
ICON PLC			35,530	1,021,446	194,460	5,590,299			229,990	6,611,745
PRA Health Sciences, Inc.			14,590	1,483,733	79,850	8,120,650			94,440	9,604,383
Oil, Gas & Consumable Fuels
Callon Petroleum Co.			58,309	654,810	319,190	3,584,504			377,499	4,239,314
Matador Resources Co.			31,040	614,592	169,910	3,364,218			200,950	3,978,810
Memorial Resource Development Corp.			41,240	654,891	226,010	3,589,039			267,250	4,243,930
Oasis Petroleum, Inc.			32,710	305,511	179,040	1,672,234			211,750	1,977,745
PDC Energy, Inc.			10,850	625,069	59,410	3,422,610			70,260	4,047,679
Personal Products
Inter Parfums, Inc.			27,150	775,676	148,584	4,245,045			175,734	5,020,721
Pharmaceuticals
Prestige Brands Holdings, Inc.			36,605	2,027,917	200,370	11,100,498			236,975	13,128,415
Supernus Pharmaceuticals, Inc.			95,983	1,955,174	525,370	10,701,787			621,353	12,656,961
Professional Services
CEB, Inc.			15,604	962,455	85,359	5,264,943			100,963	6,227,398
WageWorks, Inc.			35,720	2,136,413	195,540	11,695,247			231,260	13,831,660
Road & Rail
Knight Transportation, Inc.			38,909	1,034,201	212,980	5,661,008			251,889	6,695,209
Saia, Inc.			22,710	570,930	124,290	3,124,651			147,000	3,695,581

			TPP Master		TAF Destination		Adjustments			Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value		Shares	Value

Semiconductors & Semiconductor Equipment
CEVA, Inc.			22,871	$621,405	130,060	$3,533,730				152,931	$4,155,135
Silicon Laboratories, Inc.			20,960	1,021,590	114,700	5,590,478				135,660	6,612,068
Software
BroadSoft, Inc.			19,891	816,128	108,850	4,466,116				128,741	5,282,244
Callidus Software, Inc.			59,000	1,178,820	322,970	6,452,941				381,970	7,631,761
Ellie Mae, Inc.			22,250	2,039,212	121,780	11,161,137				144,030	13,200,349
Pegasystems, Inc.			35,250	949,987	192,940	5,199,733				228,190	6,149,720
Qualys, Inc.			31,760	946,766	173,850	5,182,469				205,610	6,129,235
Specialty Retail
Monro Muffler Brake, Inc.			21,574	1,371,243	118,110	7,507,072				139,684	8,878,315
Textiles, Apparel & Luxury Goods
G-III Apparel Group, Ltd.			38,330	1,752,448	209,820	9,592,970				248,150	11,345,418
Steven Madden, Ltd.			47,740	1,631,753	261,310	8,931,576				309,050	10,563,329

Total Common Stocks				64,672,084		354,433,758					419,105,842

				Total Cost ($57,910,910)		Total Cost ($274,717,913)					Total Cost ($332,628,823)
Securities Lending Collateral - 17.6%
State Street Navigator Securities Lending Trust - Prime Portfolio	0.51%		19,055,166	19,055,166	56,548,558	56,548,558				75,603,724	75,603,724

Total Securities Lending Collateral				19,055,166		56,548,558					75,603,724

				Total Cost ($19,055,166)		Total Cost ($56,548,558)					Total Cost ($75,603,724)

			Principal	Value	Principal	Value	Principal	Value		Principal	Value

Repurchase Agreement - 2.1%
State Street Bank & Trust Co.	0.03%	07/01/2016	$1,073,112	1,073,112	$7,889,156	7,889,156				$8,962,268	8,962,268

Total Repurchase Agreement				1,073,112		7,889,156					8,962,268

				Total Cost ($1,073,112)		Total Cost ($7,889,156)					Total Cost ($8,962,268)

Total Investments				84,800,362		418,871,472					503,671,834

				Total Cost ($78,039,188)		Total Cost ($339,155,627)					Total Cost ($417,194,815)

Other Assets and Liabilities - (17.2)%				(18,462,427)		(55,245,512)		(133,814	) (a) (c)		(73,841,753)

Net Assets				$66,337,935		$363,625,960		($133,814)			$429,830,081

VALUATION SUMMARY:

Investments	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Common Stocks	$64,672,084	$-	$-	$64,672,084	$354,433,758	$-	$-	$354,433,758	$419,105,842	$-	$-	$419,105,842
Securities Lending Collateral	19,055,166	-	-	19,055,166	56,548,558	-	-	56,548,558	75,603,724	-	-	75,603,724
Repurchase Agreement	-	1,073,112	-	1,073,112	-	7,889,156	-	7,889,156	-	8,962,268	-	8,962,268
Total Investments	$83,727,250	$1,073,112	$-	$84,800,362	$410,982,316	$7,889,156	$-	$418,871,472	$494,709,566	$8,962,268	$-	$503,671,834

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

As of June 30, 2016, all securities held by the Target Master Portfolio would comply with the investment restrictions of the Destination Fund.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

		TPP Master		TPFG Feeder		TPFG II Feeder		TAF Destination		Adjustments			Combined Pro Forma Destination
Assets:
Investments, at value	$	83,727,250	$	-	$	-	$	410,982,316	$	-		$	494,709,566
Repurchase agreements, at value		1,073,112		-		-		7,889,156		-			8,962,268
Investments in Series Portfolio, at value		-		38,508,432		10,671,631		-		(49,180,063)	(b)		-
Cash		-		-		-		-		-			-
Cash on deposit with broker		-		-		-		-		-			-
Foreign currency, at value		-		-		-		-		-			-
Receivables:
Shares of beneficial interest sold		-		-		1,007		69,906		-			70,913
Investments sold		879,962		-		-		2,828,274		-			3,708,236
When-issued, delay-delivery, and forward commitment securities sold		-		-		-		-		-			-
Interest		1		-		-		7		-			8
Dividends		23,171		-		-		126,658		-			149,829
Tax reclaims		-		-		-		-		-			-
Net income from securities lending		4,810		-		-		17,795		-			22,605
Due from advisor		-		1,119		7,495		-		-			8,614
Money maarket waiver due from advisor		-		-		-		-		-			-
Variation margin receivable		-		-		-		-		-			-
Other		-		-		-				-			-
Prepaid Expenses		205		137		37		510		-			889
OTC swap agreements, at value		-		-		-		-		-			-
Unrealized appreciation on forward foreign currency contracts		-		-		-		-		-			-

Total assets	$	85,708,511	$	38,509,688	$	10,680,170	$	421,914,622	$	(49,180,063)		$	507,632,928

Liabilities:
Due to custodian		-		-		-		-		-			-
Cash deposit due to broker		-		-		-		-		-			-
Payables and other liabilities:
Shares of beneficial interest redeemed		-		12,835		-		38,399		-			51,234
Investments purchased		253,303		-		-		1,374,397		-			1,627,700
When-issued, delay-delivery, and forward commitment securities purchased		-		-		-		-		-			-
Investment advisory fees		44,885		-		-		-		-			44,885
Investment management fees		-		-		-		256,674		-			256,674
Administration/Investment advisory fees		-		9,388		436		-		-			9,824
Administration fees		-		-		-		-		-			-
Distribution and service fees		-		7,823		2,180		1,998		-			12,001
Transfer agent fees		-		-		-		2,674		-			2,674
Trustee, CCO and deferred compensation fees		130		86		19		599		-			834
Audit and tax fees		11,926		4,438		3,997		12,477		-			32,838
Custody and accounting fees		3,119		1,831		1,831		12,760		-			19,541
Legal fees		1,087		720		188		7,714		-			9,709
Printing and shareholder reports fees		395		1,633		250		11,074		-			13,352
Registration fees		-		4,756		1,400		18,958		-			25,114
Dividends, interest and fees for borrowings from securities sold short		-		-		-		-		-			-
Interest		-		-		-		-		-			-
Distribution payable to shareholders		-		-		-		-		-			-
Other		565		240		70		2,380		89,488	(c)		92,743
Collateral for securities on loan		19,055,166		-		-		56,548,558		-			75,603,724
Securities sold short, at value		-		-		-		-		-			-
Written options and swaptions, at value		-		-		-		-		-			-
OTC swap agreements, at value		-		-		-		-		-			-
Unrealized depreciation on forward foreign currency contracts		-		-		-		-		-			-

Total liabilities		19,370,576		43,750		10,371		58,288,662		89,488			77,802,847

Net Assets	$	66,337,935	$	38,465,938	$	10,669,799	$	363,625,960	$	(49,269,551)		$	429,830,081

Net Assets Consist of:
Paid-in capital	$	(2,398,053)		36,925,907		7,595,904		259,142,072	$	23,111,373	(d)	$	324,377,203
Undistributed (distributions in excess of) net investment income (loss)		(4,873,119)		(180,253)		(28,572)		(842,965)		5,081,944	(d)		(842,965)
Accumulated net realized gain (loss)		66,847,933		2,996,865		856,896		25,611,008		(70,701,694)	(d)		25,611,008
Net unrealized appreciation (depreciation) on:
Investments		6,761,174				-		79,715,845		(6,761,174)	(d)		79,715,845
Allocated from Series Portfolio		-		(1,276,581)		2,245,571		-		-			968,990
Securities sold short		-		-		-		-		-			-
Written options and swaptions		-		-		-		-		-			-
Swap agreements		-		-		-		-		-			-
Futures contracts		-		-		-		-		-			-
Translation of assets and liabilities denominated in foreign currencies		-		-		-		-		-			-

Net Assets	$	66,337,935	$	38,465,938	$	10,669,799	$	363,625,960	$	(49,269,551)		$	429,830,081

		-		-		-		-		-
Net assets by class:				-		-		-
Class A	$	-	$	-	$	-	$	5,137,203	$	-		$	5,137,203
Class B		-		-		-		-		-			-
Class C		-		-		-		1,236,172		-			1,236,172
Class I		-		-		-		1,122,441		-			1,122,441
Class I2		-		-		-		356,130,144		-			356,130,144
Class I3		17,157,872		-		-		-		(89,488)	(c)		17,068,384
Class T		-		-		-		-		-			-
Class R		-		38,465,938		-		-		-			38,465,938
Class R4		-		-		10,669,799		-		-			10,669,799
Class R6		-		-		-		-		-			-
Shares outstanding (unlimited shares, no par value):								-
Class A		-		-		-		425,935		-			425,935
Class B		-		-		-		-		-			-
Class C		-		-		-		105,517		-			105,517
Class I		-		-		-		92,002		-			92,002
Class I2		-		-		-		29,046,949		-			29,046,949
Class I3		1,399,500		-		-		-		-			1,399,500
Class T		-		-		-		-		-			-
Class R		-		2,279,470		-		-		858,045	(e)		3,137,515
Class R4		-		-		555,477		-		314,817	(e)		870,294
Class R6		-		-		-		-		-			-
Net asset value per share:
Class A	$	-	$	-	$	-	$	12.06		-		$	12.06
Class B		-		-		-		-		-			-
Class C		-		-		-		11.72		-			11.72
Class I		-		-		-		12.20		-			12.20
Class I2		-		-		-		12.26		-			12.26
Class I3		12.26		-		-		12.26		(12.30)	(f)		12.22
Class T		-		-		-				-			-
Class R		-		16.87		-		12.26		(16.89)	(f)		12.24
Class R4		-		-		19.21		12.26		(19.21)	(f)		12.26
Class R6		-		-		-				-			-
Maximum offering price per share:
Class A	$	-	$	-	$	-	$	12.76		-		$	12.76

Investments, at cost	$	76,966,076	$	-	$	-	$	331,266,471		-		$	408,232,547
Securities loaned, at value		18,624,241		-		-		55,273,891		-			73,898,132
Repurchase agreements, at cost		1,073,112		-		-		7,889,156		-			8,962,268
Foreign currency, at cost		-		-		-		-		-			-
Premium received on written options and swaptions		-		-		-		-		-			-

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF OPERATIONS

For the twelve-month period ended June 30, 2016

		TPP Master		TPFG Feeder		TPFG II Feeder		TAF Destination		Adjustments			Combined Pro Forma Destination
Investment Income:

Dividend income	$	289,977	$	172,491	$	45,333	$	1,941,042	$	(217,824)	(b)	$	2,231,019
Interest income		395		235		63		2,124		(298)	(b)		2,519
Net income (loss) from securities lending		56,160		33,476		8,761		304,152		(42,237)	(b)		360,312
Withholding taxes on foreign income		-		-		-		-		-			-
Expenses (net of waiver and/or reimbursement)		-		(358,428)		(93,245)		-		451,673	(b)		-

Total investment income (loss)		346,532		(152,226)		(39,088)		2,247,318		191,314			2,593,850

Expenses:
Investment advisory fees		559,640		-		-		2,762,656		73,985	(g)		3,396,281
Investment management fees		-		-		-		1,076,072		-			1,076,072
Administration/Investment advisory fees		-		119,378		5,175		-		(124,553)	(h)		-
Distribution and service fees:
Class A		-		-		-		8,333		(5)	(i)		8,328
Class B		-		-		-		-		-			-
Class C		-		-		-		12,338		(11)	(i)		12,327
Class I		-		-		-		-		-			-
Class I2		-		-		-		-		-			-
Class I3		-		-		-		-		-			-
Class T		-		-		-		-		-			-
Class R		-		99,482		-		-		99,188	(i)		198,670
Class R4		-		-		25,872		-		(38)	(i)		25,834
Class R6		-		-		-		-		-			-
Administration fees		-		-		-		98,181		(98,181)	(h)		-
Transfer agent fees:
Class A		-		-		-		5,942		-			5,942
Class B		-		-		-		-					-
Class C		-		-		-		2,129		-			2,129
Class I		-		-		-		2,494					2,494
Class I2		-		-		-		34,005					34,005
Class I3		-		-		-		-					-
Class T		-		-		-		-		-			-
Class R		-		-		-		-					-
Class R4		-		-		-		-					-
Class R6		-		-		-		-					-
Trustee, CCO and deferred compensation fees		1,136		765		186		6,791		-			8,878
Audit and tax fees		21,156		7,633		6,636		19,737		(23,234)	(j)		31,928
Custody fees		21,251		11,264		11,263		58,371		(38,788)	(k)		63,361
Legal fees		645		1,744		373		16,646		-			19,408
Printing and shareholder reports fees		165		5,816		(254)		22,255		-			27,982
Registration fees		-		18,255		18,479		53,539					90,273
Dividends, interest and fees for borrowings from securities sold short		-		-		-		-					-
Interest		-		-		-		-		-			-
Other		1,147		1,588		851		11,610		-			15,196

Total expenses before waiver and/or reimbursment and recapture		605,140		265,925		68,581		4,191,099		(111,637)			5,019,108
Expenses waived and/or reimbursed:
Fund level		(5,520)		-		-		-		5,520	(l)		-
Class A		-		-		-		-		-			-
Class B		-		-		-		-		-			-
Class C		-		-		-		-		-			-
Class I		-		-		-		-		-			-
Class I2		-		-		-		-		-			-
Class I3		-		-		-		-		-			-
Class T		-		-		-		-		-			-
Class R		-		(7,561)		-		-		7,561	(l)		-
Class R4		-		-		(42,816)		-		42,816	(l)		-
Class R6		-		-		-		-		-			-
Recapture of previously waived and/or reimbursed fees:
Fund level		-		-		-		-		-			-
Class A		-		-		-		-		-			-
Class B		-		-		-		-		-			-
Class C		-		-		-		-		-			-
Class I		-		-		-		-		-			-
Class I2		-		-		-		-		-			-
Class I3		-		-		-		-		-			-
Class T		-		-		-		-		-			-
Class R		-		-		-		-		-			-
Class R4		-		-		-		-		-			-
Class R6		-		-		-		-		-			-

Net expenses		599,620		258,364		25,765		4,191,099		(55,740)			5,019,108

Net investment income (loss)		(253,088)		(410,590)		(64,853)		(1,943,781)		247,054			(2,425,258)

Net realized gain (loss) on:
Allocated from series portfolio		-		4,066,068		1,102,458		-		(5,168,526)	(b)		-
Investments		6,901,179		-		-		36,899,473		-			43,800,652
Securities sold short		-		-		-		-		-			-
Written options and swaptions		-		-		-		-		-			-
Swap agreements		-		-		-		-		-			-
Futures contracts		-		-		-		-		-			-
Foreign currency transactions		-		-		-		-		-			-

Net realized gain (loss)		6,901,179		4,066,068		1,102,458		36,899,473		(5,168,526)			43,800,652

Net change in unrealized appreciation (depreciation) on:
Allocated from series portfolio		-		(4,036,371)		(988,769)		-		5,025,140	(b)		-
Investments		(6,652,622)		-		-		(45,585,214)		-			(52,237,836)
Securities sold short		-		-		-		-		-			-
Written options and swaptions		-		-		-		-		-			-
Swap agreements		-		-		-		-		-			-
Futures contracts		-		-		-		-		-			-
Translation of assets and liabilities denominated in foreign currencies		-		-		-		-		-			-

Net change in unrealized appreciation (depreciation)		(6,652,622)		(4,036,371)		(988,769)		(45,585,214)		5,025,140			(52,237,836)

Net realized and change in unrealized gain (loss)		248,557		29,697		113,689		(8,685,741)		(143,386)			(8,437,184)

Net increase (decrease) in net assets resulting from operations	$	(4,531)	$	(380,893)	$	48,836	$	(10,629,522)	$	103,668		$	(10,862,442)

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Group Nine Reorganization Between:

TRANSAMERICA PARTNERS SMALL VALUE

TRANSAMERICA PARTNERS INSTITUTIONAL SMALL VALUE

TRANSAMERICA PARTNERS SMALL VALUE PORTFOLIO

AND

TRANSAMERICA SMALL CAP VALUE

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

Reorganization Between TPP Master and TAF

PRO FORMA SCHEDULE OF INVESTMENTS

At June 30, 2016

			TPP Master		TAF Destination		Adjustments		Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Common Stocks - 96.2%
Airlines
Hawaiian Holdings, Inc.			12,110	$459,696	55,830	$2,119,307			67,940	$2,579,003
Auto Components
American Axle & Manufacturing Holdings, Inc.			54,147	784,049	250,873	3,632,641			305,020	4,416,690
Banks
1st Source Corp.			17,970	582,048	83,640	2,709,100			101,610	3,291,148
Banc of California, Inc.			15,480	280,188	72,170	1,306,277			87,650	1,586,465
Banner Corp.			17,920	762,317	83,080	3,534,223			101,000	4,296,540
Cardinal Financial Corp.			38,460	843,812	178,030	3,905,978			216,490	4,749,790
Cathay General Bancorp			23,070	650,574	107,050	3,018,810			130,120	3,669,384
Customers Bancorp, Inc.			41,050	1,031,587	191,360	4,808,877			232,410	5,840,464
First Merchants Corp.			22,270	555,191	103,050	2,569,037			125,320	3,124,228
Glacier Bancorp, Inc.			40,390	1,073,566	186,550	4,958,499			226,940	6,032,065
Great Southern Bancorp, Inc.			14,152	523,200	65,591	2,424,899			79,743	2,948,099
Hanmi Financial Corp.			39,470	927,150	182,820	4,294,442			222,290	5,221,592
Investors Bancorp, Inc.			87,530	969,832	403,700	4,472,996			491,230	5,442,828
Popular, Inc.			28,830	844,719	133,510	3,911,843			162,340	4,756,562
TriCo Bancshares			28,053	774,263	132,077	3,645,325			160,130	4,419,588
Building Products
Griffon Corp.			38,650	651,639	178,999	3,017,923			217,649	3,669,562
Capital Markets
Evercore Partners, Inc.			16,360	722,948	75,370	3,330,600			91,730	4,053,548
Chemicals
Cabot Corp.			19,430	887,174	90,290	4,122,641			109,720	5,009,815
Rayonier Advanced Materials, Inc.			46,610	633,430	214,610	2,916,550			261,220	3,549,980
Commercial Services & Supplies
Deluxe Corp.			19,050	1,264,349	88,130	5,849,188			107,180	7,113,537
Multi-Color Corp.			11,400	722,760	52,980	3,358,932			64,380	4,081,692
Construction & Engineering
EMCOR Group, Inc.			24,740	1,218,692	114,830	5,656,526			139,570	6,875,218
Containers & Packaging
Owens-Illinois, Inc.			52,760	950,208	244,350	4,400,744			297,110	5,350,952
Electric Utilities
PNM Resources, Inc.			34,120	1,209,213	158,200	5,606,608			192,320	6,815,821
Electronic Equipment, Instruments & Components ePlus, Inc.			11,329	926,599	52,454	4,290,213			63,783	5,216,812
Orbotech, Ltd.			33,840	864,612	156,710	4,003,941			190,550	4,868,553
Vishay Intertechnology, Inc.			49,360	611,570	228,980	2,837,062			278,340	3,448,632
Energy Equipment & Services
Dril-Quip, Inc.			10,910	637,471	50,210	2,933,770			61,120	3,571,241
Oceaneering International, Inc.			16,800	501,648	77,480	2,313,553			94,280	2,815,201
Rowan Cos. PLC			37,650	664,899	169,390	2,991,427			207,040	3,656,326
Food Products
John B Sanfilippo & Son, Inc.			5,870	250,238	27,318	1,164,566			33,188	1,414,804
Gas Utilities
ONE Gas, Inc.			18,372	1,223,391	84,767	5,644,635			103,139	6,868,026
Southwest Gas Corp.			16,950	1,334,135	78,300	6,162,993			95,250	7,497,128
Health Care Equipment & Supplies
Merit Medical Systems, Inc.			46,110	914,361	212,600	4,215,858			258,710	5,130,219
Health Care Providers & Services
HealthSouth Corp.			17,440	677,021	80,740	3,134,327			98,180	3,811,348
LHC Group, Inc.			18,920	818,857	87,310	3,778,777			106,230	4,597,634
Molina Healthcare, Inc.			13,290	663,171	61,930	3,090,307			75,220	3,753,478
Hotels, Restaurants & Leisure
Bloomin' Brands, Inc.			52,250	933,707	241,860	4,322,038			294,110	5,255,745
Ruth's Hospitality Group, Inc.			52,250	833,388	241,770	3,856,232			294,020	4,689,620
Household Durables
Helen of Troy, Ltd.			9,820	1,009,889	45,520	4,681,277			55,340	5,691,166
Household Products
Central Garden & Pet Co.			36,319	788,486	169,085	3,670,835			205,404	4,459,321
Insurance
American Equity Investment Life Holding Co.			56,590	806,407	262,040	3,734,070			318,630	4,540,477
Employers Holdings, Inc.			40,581	1,177,661	185,805	5,392,061			226,386	6,569,722
Federated National Holding Co.			20,050	381,752	93,020	1,771,101			113,070	2,152,853
Selective Insurance Group, Inc.			27,043	1,033,313	124,917	4,773,079			151,960	5,806,392
Internet Software & Services
j2 Global, Inc.			14,050	887,539	65,140	4,114,894			79,190	5,002,433
IT Services
Convergys Corp.			33,590	839,750	155,729	3,893,225			189,319	4,732,975
Leisure Products
Nautilus, Inc.			48,498	865,204	224,836	4,011,074			273,334	4,876,278
Life Sciences Tools & Services
INC Research Holdings, Inc.			20,300	774,039	93,800	3,576,594			114,100	4,350,633
Machinery
Timken Co.			24,960	765,274	115,130	3,529,886			140,090	4,295,160
Wabash National Corp.			46,480	590,296	214,370	2,722,499			260,850	3,312,795
Multiline Retail
Big Lots, Inc.			14,110	707,052	64,900	3,252,139			79,010	3,959,191
Multi-Utilities
Black Hills Corp.			19,630	1,237,475	91,040	5,739,162			110,670	6,976,637
Paper & Forest Products
Neenah Paper, Inc.			11,580	838,045	53,430	3,866,729			65,010	4,704,774
Pharmaceuticals
Prestige Brands Holdings, Inc.			14,080	780,032	65,070	3,604,878			79,150	4,384,910
Real Estate Investment Trusts
DCT Industrial Trust, Inc.			24,980	1,200,039	115,910	5,568,316			140,890	6,768,355
First Industrial Realty Trust, Inc.			35,810	996,234	166,140	4,622,015			201,950	5,618,249
Monogram Residential Trust, Inc.			94,611	965,978	439,007	4,482,261			533,618	5,448,239
Ryman Hospitality Properties, Inc.			12,880	652,372	59,400	3,008,610			72,280	3,660,982
Starwood Property Trust, Inc.			45,120	934,886	208,820	4,326,750			253,940	5,261,636
STORE Capital Corp.			40,590	1,195,376	188,040	5,537,778			228,630	6,733,154
Sun Communities, Inc.			17,150	1,314,376	77,980	5,976,387			95,130	7,290,763
Urban Edge Properties			38,240	1,141,847	177,450	5,298,657			215,690	6,440,504
Xenia Hotels & Resorts, Inc.			48,280	810,138	223,580	3,751,672			271,860	4,561,810
Road & Rail
Swift Transportation Co.			39,990	616,246	185,510	2,858,709			225,500	3,474,955
Semiconductors & Semiconductor Equipment
Rudolph Technologies, Inc.			61,147	949,613	282,816	4,392,132			343,963	5,341,745
Software
VASCO Data Security International, Inc.			57,160	936,852	264,820	4,340,400			321,980	5,277,252
Specialty Retail
Caleres, Inc.			29,988	726,010	138,742	3,358,944			168,730	4,084,954
Urban Outfitters, Inc.			25,560	702,900	118,610	3,261,775			144,170	3,964,675

			TPP Master		TAF Destination		Adjustments			Combined Pro Forma Destination

	Coupon Rate	Maturity Date	Shares	Value	Shares	Value	Shares	Value		Shares	Value

Thrifts & Mortgage Finance
Dime Community Bancshares, Inc.			33,770	$574,428	157,200	$2,673,972				190,970	$3,248,400
First Defiance Financial Corp.			16,733	650,077	77,461	3,009,360				94,194	3,659,437
Washington Federal, Inc.			47,140	1,143,616	218,640	5,304,206				265,780	6,447,822
Trading Companies & Distributors
Aircastle, Ltd.			43,999	860,620	203,711	3,984,587				247,710	4,845,207
H&E Equipment Services, Inc.			46,430	883,563	216,460	4,119,234				262,890	5,002,797
MRC Global, Inc.			61,500	873,915	284,600	4,044,166				346,100	4,918,081

Total Common Stocks				62,788,973		290,565,099					353,354,072

				Total Cost ($59,997,340)		Total Cost ($269,952,913)					Total Cost ($329,950,253)
Master Limited Partnership - 1.1%
Oil, Gas & Consumable Fuels
Tallgrass Energy Partners, LP			15,210	699,964	69,960	3,219,559				85,170	3,919,523

Total Master Limited Partnership				699,964		3,219,559					3,919,523

				Total Cost ($586,601)		Total Cost ($2,698,347)					Total Cost ($3,284,948)
Securities Lending Collateral - 11.9%
State Street Navigator Securities Lending Trust - Prime Portfolio	0.51%		15,660,316	15,660,316	28,170,078	28,170,078				43,830,394	43,830,394

Total Securities Lending Collateral				15,660,316		28,170,078					43,830,394

				Total Cost ($15,660,316)		Total Cost ($28,170,078)					Total Cost ($43,830,394)

			Principal	Value	Principal	Value	Principal	Value		Principal	Value

Repurchase Agreement - 1.3%
State Street Bank & Trust Co.	0.03%	07/01/2016	$414,591	414,591	$4,539,352	4,539,352				$4,953,943	4,953,943

Total Repurchase Agreement				414,591		4,539,352					4,953,943

				Total Cost ($414,591)		Total Cost ($4,539,352)					Total Cost ($4,953,943)

Total Investments				79,563,844		326,494,088					406,057,932

				Total Cost ($76,658,848)		Total Cost ($305,360,690)					Total Cost ($382,019,538)

Other Assets and Liabilities - (10.5)%				(14,679,696)		(23,800,504)		(162,702)	(a)(c)		(38,642,902)

Net Assets				$64,884,148		$302,693,584		($162,702)			$367,415,030

VALUATION SUMMARY:

Investments	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Common Stocks	$62,788,973	$-	$-	$62,788,973	$290,565,099	$-	$-	$290,565,099	$353,354,072	$-	$-	$353,354,072
Master Limited Partnership	699,964	-	-	699,964	3,219,559	-	-	3,219,559	3,919,523	-	-	3,919,523
Securities Lending Collateral	15,660,316	-	-	15,660,316	28,170,078	-	-	28,170,078	43,830,394	-	-	43,830,394
Repurchase Agreement	-	414,591	-	414,591	-	4,539,352	-	4,539,352	-	4,953,943	-	4,953,943
Total Investments	$79,149,253	$414,591	$-	$79,563,844	$321,954,736	$4,539,352	$-	$326,494,088	$401,103,989	$4,953,943	$-	$406,057,932

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

As of June 30, 2016, all securities held by the Target Master Portfolio would comply with the investment restrictions of the Destination Fund.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2016

		TPP Master		TPFG Feeder		TPFG II Feeder		TAF Destination		Adjustments			Combined Pro Forma Destination
Assets:
Investments, at value	$	79,149,253	$	-	$	-	$	321,954,736	$	-		$	401,103,989
Repurchase agreements, at value		414,591		-		-		4,539,352		-			4,953,943
Investments in Series Portfolio, at value		-		34,471,279		6,558,246		-		(41,029,525)	(b)		-
Cash		-		-		-		-		-			-
Cash on deposit with broker		-		-		-		-		-			-
Foreign currency, at value		-		-		-		-		-			-
Receivables:		-		-		-		-
Shares of beneficial interest sold		-		-		705		1,199		-			1,904
Investments sold		1,229,125		-		-		5,646,787					6,875,912
When-issued, delay-delivery, and forward commitment securities sold		-		-		-		-					-
Interest		-		-		-		4		-			4
Dividends		107,944		-		-		498,905		-			606,849
Tax reclaims		-		-		-		-		-			-
Net income from securities lending		6,589		-		-		21,674		-			28,263
Due from advisor		-		6,682		4,117		-		-			10,799
Money market waiver due from advisor		-		-		-		-		-			-
Variation margin receivable		-		-		-		-		-			-
Other		-		-		-		-		-			-
Prepaid Expenses		200		123		22		192		-			537
OTC swap agreements, at value		-		-		-		-		-			-
Unrealized appreciation on forward foreign currency contracts		-		-		-		-		-			-

Total assets	$	80,907,702	$	34,478,084	$	6,563,090	$	332,662,849	$	(41,029,525)		$	413,582,200

Liabilities:
Due to custodian		-		-		-		-		-			-
Cash deposit due to broker		-		-		-		-		-			-
Payables and other liabilities:
Shares of beneficial interest redeemed		-		11,961		-		46,197		-			58,158
Investments purchased		297,934		-		-		1,476,707		-			1,774,641
When-issued, delay-delivery, and forward commitment securities purchased		-		-		-		-		-			-
Investment advisory fees		42,097		-		-		209,935		-			252,032
Investment management fees		-		-		-		-		-			-
Administration/Investment advisory fees		-		8,557		273		-		-			8,830
Administration fees		-		-		-		-		-			-
Distribution and service fees		-		7,131		1,365		881		-			9,377
Transfer agent fees		-		-		-		2,090		-			2,090
Trustee, CCO and deferred compensation fees		121		72		14		562		-			769
Audit and tax fees		11,928		4,417		3,950		12,289		-			32,584
Custody and accounting fees		8,830		1,831		1,831		21,724		-			34,216
Legal fees		851		750		142		5,702		-			7,445
Printing and shareholder reports fees		454		427		-		10,481		-			11,362
Registration fees		-				5,401		10,415		-			15,816
Dividends, interest and fees for borrowings from securities sold short		-		-		-		-		-			-
Interest		-		-		-		-		-			-
Distribution payable to shareholders		-		-		-		-		-			-
Other		1,023		230		52		2,204		125,947	(c)		129,456
Collateral for securities on loan		15,660,316		-		-		28,170,078		-			43,830,394
Securities sold short, at value		-		-		-		-		-			-
Written options and swaptions, at value		-		-		-		-		-			-
OTC swap agreements, at value		-		-		-		-		-			-
Unrealized depreciation on forward foreign currency contracts		-		-		-		-		-			-

Total liabilities		16,023,554		35,376		13,028		29,969,265		125,947			46,167,170

Net Assets	$	64,884,148	$	34,442,708	$	6,550,062	$	302,693,584	$	(41,155,472)		$	367,415,030

		-		-		-
Net Assets Consist of:
Paid-in capital	$	(20,354,611)		42,504,608		5,159,608		314,415,202	$	39,626,656	(d)	$	381,351,463
Undistributed (distributions in excess of) net investment income (loss)		16,148,937		(29,442)		(3,050)		1,547,534		(16,116,445)	(d)		1,547,534
Accumulated net realized gain (loss)		66,184,826		(1,721,474)		(2,702,665)		(34,402,550)		(61,760,687)	(d)		(34,402,550)
Net unrealized appreciation (depreciation) on:
Investments		2,904,996		-		-		21,133,398		(2,904,996)	(d)		21,133,398
Allocated from Series Portfolio		-		(6,310,984)		4,096,169		-		-			(2,214,815)
Securities sold short		-		-		-		-		-			-
Written options and swaptions		-		-		-		-		-			-
Swap agreements		-		-		-		-		-			-
Futures contracts		-		-		-		-		-			-
Translation of assets and liabilities denominated in foreign currencies		-		-		-		-		-			-

Net Assets	$	64,884,148	$	34,442,708	$	6,550,062	$	302,693,584	$	(41,155,472)		$	367,415,030.00

		-		-		-		-		-
Net assets by class:				-		-		-
Class A	$	-	$	-	$	-	$	1,397,960	$	-		$	1,397,960
Class B		-		-		-		-		-			-
Class C		-		-		-		719,787		-			719,787
Class I		-		-		-		427,313		-			427,313
Class I2		-		-		-		300,148,524		-			300,148,524
Class I3		23,854,623		-		-		-		(125,947)	(c)		23,728,676
Class T		-		-		-		-		-			-
Class R		-		34,442,708		-		-		-			34,442,708
Class R4		-		-		6,550,062		-		-			6,550,062
Class R6		-		-		-		-		-			-
Shares outstanding (unlimited shares, no par value):
Class A		-		-		-		146,541		-			146,541
Class B		-		-		-		-		-			-
Class C		-		-		-		75,805		-			75,805
Class I		-		-		-		44,559		-			44,559
Class I2		-		-		-		31,266,401		-			31,266,401
Class I3		2,484,857		-		-		-		-			2,484,857
Class T		-		-		-		-		-			-
Class R		-		2,271,092		-		-		1,316,690	(e)		3,587,782
Class R4		-		-		317,363		-		364,935	(e)		682,298
Class R6		-		-		-		-		-			-
Net asset value per share:
Class A	$	-	$	-	$	-	$	9.54		-		$	9.54
Class B		-		-		-		-		-			-
Class C		-		-		-		9.50		-			9.50
Class I		-		-		-		9.59		-			9.59
Class I2		-		-		-		9.60		-			9.60
Class I3		9.60		-		-		9.60		(9.64)	(f)		9.56
Class T		-		-		-		-		-			-
Class R		-		15.17		-		9.60		(15.19)	(f)		9.58
Class R4		-		-		20.64		9.60		(20.64)	(f)		9.60
Class R6		-		-		-		-		-			-
Maximum offering price per share:
Class A	$	-	$	-	$	-	$	10.10		-		$	10.10

Investments, at cost	$	76,244,257	$	-	$	-	$	300,821,338		-		$	377,065,595
Securities loaned, at value		15,284,664		-		-		27,572,647		-			42,857,311
Repurchase agreements, at cost		414,591		-		-		4,539,352		-			4,953,943
Foreign currency, at cost		-		-		-		-		-			-
Premium received on written options and swaptions		-		-		-		-		-			-

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

Reorganization Between TPP Master, TPFG Feeder, TPFG II Feeder and TAF Destination

PRO FORMA STATEMENT OF OPERATIONS

For the twelve-month period ended June 30, 2016

		TPP Master		TPFG Feeder		TPFG II Feeder		TAF Destination		Adjustments			Combined Pro Forma Destination
Investment Income:

Dividend income	$	1,261,074	$	681,543	$	125,594	$	7,304,740	$	(807,137)	(b)	$	8,565,814
Interest income		287		156		29		2,039		(185)	(b)		2,326
Net income (loss) from securities lending		68,500		36,873		6,851		500,803		(43,724)	(b)		569,303
Withholding taxes on foreign income		(938)		(509)		(93)		(2,003)		602	(b)		(2,941)
Expenses (net of waiver and/or reimbursement)		-		(316,019)		(58,073)		-		374,092	(b)		-

Total investment income (loss)		1,328,923		402,044		74,308		7,805,579		(476,352)			9,134,502

Expenses:
Investment advisory fees		562,673		-		-		2,366,443		7,246	(g)		2,936,362
Investment management fees		-		-		-		838,814		-			838,814
Administration/Investment advisory fees		-		111,458		3,410		-		(114,868)	(h)		-
Distribution and service fees:
Class A		-		-		-		2,849		(2)	(i)		2,847
Class B		-		-		-		-		-			-
Class C		-		-		-		8,074		(9)	(i)		8,065
Class I		-		-		-		-		-			-
Class I2		-		-		-		-		-			-
Class I3		-		-		-		-		-			-
Class T		-		-		-		-		-			-
Class R		-		92,881		-		-		92,607	(i)		185,488
Class R4		-		-		17,052		-		(24)	(i)		17,028
Class R6		-		-		-		-		-			-
Administration fees		-		-		-		84,046		(84,046)	(h)		-
Transfer agent fees:
Class A		-		-		-		2,312		-			2,312
Class B		-		-		-		-					-
Class C		-		-		-		1,030		-			1,030
Class I		-		-		-		655					655
Class I2		-		-		-		28,826					28,826
Class I3		-		-		-		-					-
Class T		-		-		-		-		-			-
Class R		-		-		-		-					-
Class R4		-		-		-		-					-
Class R6		-		-		-		-					-
Trustee, CCO and deferred compensation fees		1,119		692		120		5,100		-			7,031
Audit and tax fees		22,255		7,581		6,531		18,311		(23,234)	(j)		31,444
Custody fees		29,662		11,264		11,264		65,808		(47,051)	(k)		70,947
Legal fees		6,746		1,700		234		15,272		-			23,952
Printing and shareholder reports fees		219		11,341		3,087		20,629		-			35,276
Registration fees		-		17,686		20,263		52,703					90,652
Dividends, interest and fees for borrowings from securities sold short		-		-		-		-					-
Interest		-		-		-		-		-			-
Other		1,210		1,570		773		11,006		-			14,559

Total expenses before waiver and/or reimbursement and recapture		623,884		256,173		62,734		3,521,878		(169,381)			4,295,288
Expenses waived and/or reimbursed:
Fund level		(40,621)		-		-		-		40,621	(l)		-
Class A		-		-		-		(702)		209	(l)		(493)
Class B		-		-		-		-		-			-
Class C		-		-		-		-		-			-
Class I		-		-		-		-		-			-
Class I2		-		-		-		-		-			-
Class I3		-		-		-		-		(9,896)	(l)		(9,896)
Class T		-		-		-		-		-			-
Class R		-		(14,896)		-		-		14,896	(l)		-
Class R4		-		-		(45,775)		-		43,036	(l)		(2,739)
Class R6		-		-		-		-		-			-
Recapture of previously waived and/or reimbursed fees:
Fund level		-		-		-		-		-			-
Class A		-		-		-		94		-			94
Class B		-		-		-		-		-			-
Class C		-		-		-		-		-			-
Class I		-		-		-		-		-			-
Class I2		-		-		-		-		-			-
Class I3		-		-		-		-		-			-
Class T		-		-		-		-		-			-
Class R		-		-		-		-		-			-
Class R4		-		-		-		-		-			-
Class R6		-		-		-		-		-			-

Net expenses		583,263		241,277		16,959		3,521,270		(80,514)			4,282,255

Net investment income (loss)		745,660		160,767		57,349		4,284,309		(395,838)			4,852,247

Net realized gain (loss) on:
Allocated from series portfolio		-		6,305,307		1,135,468		-		(7,440,775)	(b)		-
Investments		11,577,241		-		-		(46,431,645)		-			(34,854,404)
Securities sold short		-		-		-		-		-			-
Written options and swaptions		-		-		-		-		-			-
Swap agreements		-		-		-		-		-			-
Futures contracts		-		-		-		-		-			-
Foreign currency transactions		(9,054)		-		-		-		-			(9,054)

Net realized gain (loss)		11,568,187		6,305,307		1,135,468		(46,431,645)		(7,440,775)			(34,863,458)

Net change in unrealized appreciation (depreciation) on:
Allocated from series portfolio		-		(11,080,124)		(1,962,166)		-		17,300,327	(b)		4,258,037
Investments		(20,200,184)		-		-		(30,371,424)		-			(50,571,608)
Securities sold short		-		-		-		-		-			-
Written options and swaptions		-		-		-		-		-			-
Swap agreements		-		-		-		-		-			-
Futures contracts		-		-		-		-		-			-
Translation of assets and liabilities denominated in foreign currencies		(35)		-		-		-		-			(35)

Net change in unrealized appreciation (depreciation)		(20,200,219)		(11,080,124)		(1,962,166)		(30,371,424)		17,300,327			(46,313,606)

Net realized and change in unrealized gain (loss)		(8,632,032)		(4,774,817)		(826,698)		(76,803,069)		9,859,552			(81,177,064)

Net increase (decrease) in net assets resulting from operations	$	(7,886,372)	$	(4,614,050)	$	(769,349)	$	(72,518,760)	$	9,463,714		$	(76,324,817)

(a)-(l) See Note 2 of the Notes to the Pro Forma Financial Statements.

THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS REPORT.

NOTES TO THE PRO FORMA FINANCIAL STATEMENTS

NOTE 1 — GENERAL

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed transfer of substantially all of the assets of each Fund listed in the Target Fund column in the table below (each, a “Target Fund”, and together, the “Target Funds”) in exchange for shares of corresponding Fund listed in the Destination Fund & Shares column (each, a “Destination Fund”, and together, the “Destination Funds”) and the assumption by the Destination Fund of all of the liabilities of the Target Fund as described elsewhere in the Proxy Statement/Prospectus and this SAI. The “Pro Forma Funds” as identified in these financial statements represent the combined Destination Funds after the respective Reorganizations. The accounting survivor of each Reorganization grouping for financial reporting purposes is the Destination Fund except as indicated with an asterisk (*) in the table below. Management believes the accounting survivor of each Reorganization grouping is appropriate in light of the attributes of the applicable Destination Fund and Target Funds.

Target Fund	Destination Fund & Shares

Transamerica Partners Core Bond	Transamerica Intermediate Bond Class R
Transamerica Partners Institutional Core Bond*	Transamerica Intermediate Bond Class R4
Transamerica Partners Core Bond Portfolio	Transamerica Intermediate Bond Class I3

Transamerica Partners Government Money Market	Transamerica Government Money Market Class R
Transamerica Partners Institutional Government Money Market	Transamerica Government Money Market Class R4
Transamerica Partners Government Money Market Portfolio	Transamerica Government Money Market Class I3

Transamerica Partners High Yield Bond	Transamerica High Yield Bond Class R
Transamerica Partners Institutional High Yield Bond	Transamerica High Yield Bond Class R4
Transamerica Partners High Yield Bond Portfolio	Transamerica High Yield Bond Class I3

Transamerica Partners International Equity	Transamerica International Equity Class R
Transamerica Partners Institutional International Equity	Transamerica International Equity Class R4
Transamerica Partners International Equity Portfolio	Transamerica International Equity Class I3

Transamerica Partners Mid Growth	Transamerica Mid Cap Growth Class R
Transamerica Partners Institutional Mid Growth	Transamerica Mid Cap Growth Class R4
Transamerica Partners Mid Growth Portfolio	Transamerica Mid Cap Growth Class I3

Transamerica Partners Mid Value	Transamerica Mid Cap Value Opportunities Class R
Transamerica Partners Institutional Mid Value	Transamerica Mid Cap Value Opportunities Class R4
Transamerica Partners Mid Value Portfolio	Transamerica Mid Cap Value Opportunities Class I3

Transamerica Partners Small Core	Transamerica Small Cap Core Class R
Transamerica Partners Institutional Small Core*	Transamerica Small Cap Core Class R4
Transamerica Partners Small Core Portfolio	Transamerica Small Cap Core Class I3

Transamerica Partners Small Growth	Transamerica Small Cap Growth Class R
Transamerica Partners Institutional Small Growth	Transamerica Small Cap Growth Class R4
Transamerica Partners Small Growth Portfolio	Transamerica Small Cap Growth Class I3

Transamerica Partners Small Value	Transamerica Small Cap Value Class R
Transamerica Partners Institutional Small Value*	Transamerica Small Cap Value Class R4
Transamerica Partners Small Value Portfolio	Transamerica Small Cap Value Class I3

Capitalized terms not otherwise defined in the Notes to the financial statements have the meanings accorded to them in the Proxy Statement/Prospectus or this SAI.

For each Reorganization involving a Target Feeder Fund, for federal income tax purposes, no gain or loss is expected to be recognized by holders or, generally, the Target Feeder Fund, as a result of the Reorganization. The Reorganization of each Target Master Portfolio may be a taxable transaction. The exchange of each Target Master Portfolio’s assets for the applicable class of shares of the corresponding Destination Fund and the Destination Fund’s assumption of the Target Master Portfolio’s liabilities is expected, in most cases, to be a taxable exchange for federal income tax purposes, in which the Target Master Portfolio will recognize gains and losses. In such a case, holders of beneficial interests in the applicable Target Master Portfolio will be required to take into account their allocable shares of the gains and losses recognized by the Target Master Portfolio. Holders of beneficial interests in a Target Master Portfolio may also recognize gain or loss in connection with the applicable Destination Fund’s assumption of the Target Master Portfolio’s liabilities or the distribution of the applicable Destination Fund’s shares in liquidation of the Target Master Portfolio.

The unaudited pro forma Schedules of Investments and the unaudited Pro Forma Statements of Assets and Liabilities have been prepared as though the Reorganizations had been effective on June 30, 2016. The unaudited pro forma Statements of Operations have been prepared as though the Reorganizations had been effective June 30, 2016 to report operations for the period ended June 30, 2016.

In preparing the Destination Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Target Funds and the Destination Funds, which are included in the Target Funds’ and Destination Funds’ annual reports dated December 31, 2015 and October 31, 2015, respectively.

NOTE 2 — PRO FORMA ADJUSTMENTS

Group One Reorganizations:

The Pro Forma adjustments below reflect the impact of each Reorganization.

(a) To adjust for Other Assets and Liabilities associated with the Target Feeder Funds.

(b) To adjust the Pro Forma Fund for investment securities, income and/or gains and losses allocated from the Target Master Portfolio to the Target Feeder Funds.

(c) To adjust the Pro Forma Fund for costs associated with the Reorganization.

(d) To adjust the Pro Forma Fund’s Shares of beneficial interest by the Accumulated net realized gain amounts of the Target Funds, as well as consolidating the Target Master Portfolio and Target Feeder Funds’ structure.

(e) To adjust Shares Outstanding of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(f) To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(g) To restate management fees using the Destination Fund management fee rates for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(h) To restate administration fees to remove the administration fees. Effective March 1, 2016, Investment advisory and administrative services fees were combined under the Management Agreement providing for a single management fee.

(i) To restate distribution and service fees using the Destination Fund distribution and service fees for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(j) To remove duplicate Audit fees.

(k) To remove duplicate Custody fees.

(l) To restate expenses waived and/or reimbursed using the Destination Fund expense cap for the Pro Forma Fund at the combined average daily net assets and combined expenses of the Target Funds and Destination Fund.

Group Two Reorganizations:

The Pro Forma adjustments below reflect the impact of each Reorganization.

(a) To adjust for Other Assets and Liabilities associated with the Target Feeder Funds.

(b) To adjust the Pro Forma Fund for investment securities, income and/or gains and losses allocated from the Target Master Portfolio to the Target Feeder Funds.

(c) To adjust the Pro Forma Fund for costs associated with the Reorganization.

(d) To adjust the Pro Forma Fund’s Shares of beneficial interest by the Accumulated net realized gain amounts of the Target Funds, as well as consolidating the Target Master Portfolio and Target Feeder Funds’ structure.

(e) To adjust Shares Outstanding of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(f) To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(g) To restate management fees using the Destination Fund management fee rates for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(h) To restate administration fees to remove the administration fees. Effective March 1, 2016, Investment advisory and administrative services fees were combined under the Management Agreement providing for a single management fee.

(i) To restate distribution and service fees using the Destination Fund distribution and service fees for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(j) To remove duplicate Audit fees.

(k) To remove duplicate Custody fees.

(l) To restate expenses waived and/or reimbursed using the Destination Fund expense cap for the Pro Forma Fund at the combined average daily net assets and combined expenses of the Target Funds and Destination Fund.

Group Three Reorganizations:

The Pro Forma adjustments below reflect the impact of each Reorganization.

(a) To adjust for Other Assets and Liabilities associated with the Target Feeder Funds.

(b) To adjust the Pro Forma Fund for investment securities, income and/or gains and losses allocated from the Target Master Portfolio to the Target Feeder Funds.

(c) To adjust the Pro Forma Fund for costs associated with the Reorganization.

(d) To adjust the Pro Forma Fund’s Shares of beneficial interest by the Accumulated net realized gain amounts of the Target Funds, as well as consolidating the Target Master Portfolio and Target Feeder Funds’ structure.

(e) To adjust Shares Outstanding of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(f) To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(g) To restate management fees using the Destination Fund management fee rates for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(h) To restate administration fees to remove the administration fees. Effective March 1, 2016, Investment advisory and administrative services fees were combined under the Management Agreement providing for a single management fee.

(i) To restate distribution and service fees using the Destination Fund distribution and service fees for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(j) To remove duplicate Audit fees.

(k) To remove duplicate Custody fees.

(l) To restate expenses waived and/or reimbursed using the Destination Fund expense cap for the Pro Forma Fund at the combined average daily net assets and combined expenses of the Target Funds and Destination Fund.

Group Four Reorganizations:

The Pro Forma adjustments below reflect the impact of each Reorganization.

(a) To adjust for Other Assets and Liabilities associated with the Target Feeder Funds.

(b) To adjust the Pro Forma Fund for investment securities, income and/or gains and losses allocated from the Target Master Portfolio to the Target Feeder Funds.

(c) To adjust the Pro Forma Fund for costs associated with the Reorganization.

(d) To adjust the Pro Forma Fund’s Shares of beneficial interest by the Accumulated net realized gain amounts of the Target Funds, as well as consolidating the Target Master Portfolio and Target Feeder Funds’ structure.

(e) To adjust Shares Outstanding of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(f) To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(g) To restate management fees using the Destination Fund management fee rates for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(h) To restate administration fees to remove the administration fees. Effective March 1, 2016, Investment advisory and administrative services fees were combined under the Management Agreement providing for a single management fee.

(i) To restate distribution and service fees using the Destination Fund distribution and service fees for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(j) To remove duplicate Audit fees.

(k) To remove duplicate Custody fees.

(l) To restate expenses waived and/or reimbursed using the Destination Fund expense cap for the Pro Forma Fund at the combined average daily net assets and combined expenses of the Target Funds and Destination Fund.

Group Five Reorganizations:

The Pro Forma adjustments below reflect the impact of each Reorganization.

(a) To adjust for Other Assets and Liabilities associated with the Target Feeder Funds.

(b) To adjust the Pro Forma Fund for investment securities, income and/or gains and losses allocated from the Target Master Portfolio to the Target Feeder Funds.

(c) To adjust the Pro Forma Fund for costs associated with the Reorganization.

(d) To adjust the Pro Forma Fund’s Shares of beneficial interest by the Accumulated net realized gain amounts of the Target Funds, as well as consolidating the Target Master Portfolio and Target Feeder Funds’ structure.

(e) To adjust Shares Outstanding of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(f) To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(g) To restate management fees using the Destination Fund management fee rates for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(h) To restate administration fees to remove the administration fees. Effective March 1, 2016, Investment advisory and administrative services fees were combined under the Management Agreement providing for a single management fee.

(i) To restate distribution and service fees using the Destination Fund distribution and service fees for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(j) To remove duplicate Audit fees.

(k) To remove duplicate Custody fees.

(l) To restate expenses waived and/or reimbursed using the Destination Fund expense cap for the Pro Forma Fund at the combined average daily net assets and combined expenses of the Target Funds and Destination Fund.

Group Six Reorganizations:

The Pro Forma adjustments below reflect the impact of each Reorganization.

(a) To adjust for Other Assets and Liabilities associated with the Target Feeder Funds.

(b) To adjust the Pro Forma Fund for investment securities, income and/or gains and losses allocated from the Target Master Portfolio to the Target Feeder Funds.

(c) To adjust the Pro Forma Fund for costs associated with the Reorganization.

(d) To adjust the Pro Forma Fund’s Shares of beneficial interest by the Accumulated net realized gain amounts of the Target Funds, as well as consolidating the Target Master Portfolio and Target Feeder Funds’ structure.

(e) To adjust Shares Outstanding of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(f) To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(g) To restate management fees using the Destination Fund management fee rates for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(h) To restate administration fees to remove the administration fees. Effective March 1, 2016, Investment advisory and administrative services fees were combined under the Management Agreement providing for a single management fee.

(i) To restate distribution and service fees using the Destination Fund distribution and service fees for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(j) To remove duplicate Audit fees.

(k) To remove duplicate Custody fees.

(l) To restate expenses waived and/or reimbursed using the Destination Fund expense cap for the Pro Forma Fund at the combined average daily net assets and combined expenses of the Target Funds and Destination Fund.

Group Seven Reorganizations:

The Pro Forma adjustments below reflect the impact of each Reorganization.

(a) To adjust for Other Assets and Liabilities associated with the Target Feeder Funds.

(b) To adjust the Pro Forma Fund for investment securities, income and/or gains and losses allocated from the Target Master Portfolio to the Target Feeder Funds.

(c) To adjust the Pro Forma Fund for costs associated with the Reorganization.

(d) To adjust the Pro Forma Fund’s Shares of beneficial interest by the Accumulated net realized gain amounts of the Target Funds, as well as consolidating the Target Master Portfolio and Target Feeder Funds’ structure.

(e) To adjust Shares Outstanding of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(f) To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(g) To restate management fees using the Destination Fund management fee rates for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(h) To restate administration fees to remove the administration fees. Effective March 1, 2016, Investment advisory and administrative services fees were combined under the Management Agreement providing for a single management fee.

(i) To restate distribution and service fees using the Destination Fund distribution and service fees for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(j) To remove duplicate Audit fees.

(k) To remove duplicate Custody fees.

(l) To restate expenses waived and/or reimbursed using the Destination Fund expense cap for the Pro Forma Fund at the combined average daily net assets and combined expenses of the Target Funds and Destination Fund.

Group Eight Reorganizations:

The Pro Forma adjustments below reflect the impact of each Reorganization.

(a) To adjust for Other Assets and Liabilities associated with the Target Feeder Funds.

(b) To adjust the Pro Forma Fund for investment securities, income and/or gains and losses allocated from the Target Master Portfolio to the Target Feeder Funds.

(c) To adjust the Pro Forma Fund for costs associated with the Reorganization.

(d) To adjust the Pro Forma Fund’s Shares of beneficial interest by the Accumulated net realized gain amounts of the Target Funds, as well as consolidating the Target Master Portfolio and Target Feeder Funds’ structure.

(e) To adjust Shares Outstanding of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(f) To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(g) To restate management fees using the Destination Fund management fee rates for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(h) To restate administration fees to remove the administration fees. Effective March 1, 2016, Investment advisory and administrative services fees were combined under the Management Agreement providing for a single management fee.

(i) To restate distribution and service fees using the Destination Fund distribution and service fees for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(j) To remove duplicate Audit fees.

(k) To remove duplicate Custody fees.

(l) To restate expenses waived and/or reimbursed using the Destination Fund expense cap for the Pro Forma Fund at the combined average daily net assets and combined expenses of the Target Funds and Destination Fund.

Group Nine Reorganizations:

The Pro Forma adjustments below reflect the impact of each Reorganization.

(a) To adjust for Other Assets and Liabilities associated with the Target Feeder Funds.

(b) To adjust the Pro Forma Fund for investment securities, income and/or gains and losses allocated from the Target Master Portfolio to the Target Feeder Funds.

(c) To adjust the Pro Forma Fund for costs associated with the Reorganization.

(d) To adjust the Pro Forma Fund’s Shares of beneficial interest by the Accumulated net realized gain amounts of the Target Funds, as well as consolidating the Target Master Portfolio and Target Feeder Funds’ structure.

(e) To adjust Shares Outstanding of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(f) To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

(g) To restate management fees using the Destination Fund management fee rates for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(h) To restate administration fees to remove the administration fees. Effective March 1, 2016, Investment advisory and administrative services fees were combined under the Management Agreement providing for a single management fee.

(i) To restate distribution and service fees using the Destination Fund distribution and service fees for the Pro Forma Fund at the combined average daily net assets of the Target Funds and Destination Fund.

(j) To remove duplicate Audit fees.

(k) To remove duplicate Custody fees.

(l) To restate expenses waived and/or reimbursed using the Destination Fund expense cap for the Pro Forma Fund at the combined average daily net assets and combined expenses of the Target Funds and Destination Fund.

NOTE 3 — INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS

Transamerica Asset Management, Inc. (“TAM”) is the Destination Funds’ investment manager. TAM is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Destination Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Destination Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon, NV.

Certain officers and trustees of the Destination Fund are also officers and/or directors of TAM, TFS, and TCI.

Investment Management Fees

Each Target Fund pays an advisory fee to TAM based on daily average net assets (“ANA”) at the following annual rates:

Target Fund	Rate
Transamerica Partners Core Bond Portfolio	0.35% on the first $2 billion 0.335% in excess of $2 billion
Transamerica Partners Government Money Market Portfolio	0.25% on the first $1 billion 0.24% over $1 billion up to $3 billion 0.23% in excess of $3 billion
Transamerica Partners High Yield Bond Portfolio	0.55% on the first $1.25 billion 0.525% over $1.25 billion up to $2 billion 0.500% in excess of $2 billion
Transamerica Partners International Equity Portfolio	0.74% of the first $500 million 0.72% over $500 million up to $1 billion 0.69% over $1 billion up to $2 billion 0.66% in excess of $2 billion
Transamerica Partners Mid Growth Portfolio	0.72%
Transamerica Partners Mid Value Portfolio	0.67% of the first $750 million 0.665% over $750 million up to $1.5 billion 0.655% over $1.5 billion up to $2 billion 0.6475% over $2 billion
Transamerica Partners Small Core Portfolio	0.80% of the first $300 million 0.77% in excess of $300 million
Transamerica Partners Small Growth Portfolio	0.84% of the first $300 million 0.80% in excess $300 million
Transamerica Partners Small Value Portfolio	0.82% of the first $250 million 0.78% over $250 million up to $500 million 0.75% over $500 million up to $750 million 0.725% in excess of $750 million

TAM provides general investment advice to each Feeder Fund pursuant to the investment advisory agreement. For its services, each Feeder Fund is allocated investment advisory fees based on the interest owned in the corresponding Master Portfolio. The advisory fees are accrued daily on ANA and payable monthly at an annual rate set forth in the above table. Currently, each Feeder Fund invests all of its assets in a corresponding Master Portfolio, and the fees payable to TAM under the investment advisory agreement are reduced completely by the aggregate advisory fees allocated to the Feeder Funds by the corresponding Master Portfolio.

TAM has contractually agreed to waive and/or reimburse expenses of the Target Feeder Funds to the extent that the total operating expenses based on daily ANAs exceed the following stated annual operating expense limits. Fee waivers and/or reimbursements are not subject to recapture by TAM in future years.

Target Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Transamerica Partners Core Bond	1.00%	May 1, 2017
Transamerica Partners Institutional Core Bond	0.65%	May 1, 2017
Transamerica Partners Government Money Market	0.80%	May 1, 2017
Transamerica Partners Institutional Government Money Market	0.50%	May 1, 2017
Transamerica Partners High Yield Bond	1.10%	May 1, 2017
Transamerica Partners Institutional High Yield Bond	0.85%	May 1, 2017
Transamerica Partners International Equity	1.40%	May 1, 2017
Transamerica Partners Institutional International Equity	1.15%	May 1, 2017
Transamerica Partners Mid Growth	1.35%	May 1, 2017
Transamerica Partners Institutional Mid Growth	0.95%	May 1, 2017
Transamerica Partners Mid Value	1.25%	May 1, 2017
Transamerica Partners Institutional Mid Value	0.90%	May 1, 2017
Transamerica Partners Small Core	1.50%	May 1, 2017
Transamerica Partners Institutional Small Core	1.10%	May 1, 2017
Transamerica Partners Small Growth	1.55%	May 1, 2017
Transamerica Partners Institutional Small Growth	1.15%	May 1, 2017
Transamerica Partners Small Value	1.50%	May 1, 2017
Transamerica Partners Institutional Small Value	1.10%	May 1, 2017

TAM has voluntarily agreed to waive and/or reimburse expenses of the Target Master Portfolios to the extent that the total operating expenses based on daily ANAs exceed the following stated annual operating expense limits. These arrangements are voluntary and may be terminated by TAM at any time. Fee waivers and/or reimbursements are not subject to recapture by TAM in future years.

Target Fund	Operating Expense Limit
Transamerica Partners Core Bond Portfolio	0.40%
Transamerica Partners Government Money Market Portfolio	0.30%
Transamerica Partners High Yield Bond Portfolio	0.60%
Transamerica Partners International Equity Portfolio	0.90%
Transamerica Partners Mid Growth Portfolio	0.75%
Transamerica Partners Mid Value Portfolio	0.70%
Transamerica Partners Small Core Portfolio	0.85%
Transamerica Partners Small Growth Portfolio	0.90%
Transamerica Partners Small Value Portfolio	0.85%

Each Destination Fund pays a management fee to TAM based on the daily ANA at the following annual rates:

Destination Fund	Rate
Transamerica Intermediate Bond	0.38% of the first $2 billion 0.365% in excess of $2 billion
Transamerica Government Money Market	0.28% of the first $1 billion 0.27% over $1 billion up to $3 billion 0.26% in excess of $3 billion
Transamerica High Yield Bond	0.58% of the first $1.25 billion 0.555% over $1.25 billion up to $2 billion 0.53% in excess of $2 billion
Transamerica International Equity	0.77% of the first $500 million 0.75% over $500 million up to $1 billion 0.72% over $1 billion up to $2 billion 0.69% in excess of $2 billion
Transamerica Mid Cap Growth	0.75% of the first $1 billion 0.73% in excess of $1 billion
Transamerica Mid Cap Value Opportunities	0.70% of the first $750 million 0.695% over $750 million up to $1.5 billion 0.685% over $1.5 billion up to $2 billion 0.6775% in excess of $2 billion
Transamerica Small Cap Core	0.83% of the first $300 million 0.80% in excess of $300 million
Transamerica Small Cap Growth	0.87% of the first $300 million 0.83% in excess of $300 million
Transamerica Small Cap Value	0.85% of the first $250 million 0.81% over $250 million up to $500 million 0.78% over $500 million up to $750 million 0.755% in excess of $750 million

TAM has contractually agreed to waive fees and/or reimburse Destination Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Destination Funds’ business, exceed the following stated annual operating expense limits to the Destination Funds’ daily ANA.TAM is entitled to recapture expenses paid by the Destination Funds for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Funds operating expenses are less than the stated annual operating expense limit.

Destination Fund	Operating Expense Limit			Operating Expense Limit Effective Through
	Class R	Class R4	Class I3
Transamerica Intermediate Bond	1.00%	0.65%	0.40%	May 1, 2018
Transamerica Government Money Market	0.80%	0.50%	0.30%	May 1, 2018
Transamerica High Yield Bond	1.10%	0.85%	0.60%	May 1, 2018
Transamerica International Equity	1.40%	1.15%	0.90%	May 1, 2018
Transamerica Mid Cap Growth	1.35%	0.95%	0.75%	May 1, 2018
Transamerica Mid Cap Value Opportunities	1.25%	0.90%	0.70%	May 1, 2018
Transamerica Small Cap Core	1.50%	1.10%	0.85%	May 1, 2018
Transamerica Small Cap Growth	1.55%	1.15%	0.90%	May 1, 2018
Transamerica Small Cap Value	1.50%	1.10%	0.85%	May 1, 2018

In addition, TAM or any of its affiliates, on a voluntary basis and in addition to any contractual waivers in effect from time to time, have agreed to waive fees and/or reimburse expenses of Transamerica Partners Government Money Market, Transamerica Partners Institutional Government Money Market and one or more classes of Transamerica Government Money Market to such level(s) as the applicable Trust’s officers have determined or may reasonably determine from time to time in order to prevent a negative yield. Any such waiver or expense reimbursement may be discontinued by TAM or its affiliates at any time. TAM or its affiliates are entitled to reimbursement by a fund of any amounts so waived or reimbursed during the previous 36 months. Any such reimbursement shall not result in the fund’s effective daily yield to be negative. There is no guarantee that a fund will be able to prevent a negative yield.

NOTE 4 — VALUATION PROCEDURES OF THE FUNDS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”), each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Funds’ investments, at June 30, 2016, is disclosed in the Security Valuation section of each Fund’s Pro Forma Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying funds. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are generally categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.The hierarchy classification of inputs used to value the Fund’s investments at October 31, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Rights and warrants: Rights and warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights or warrants are priced at zero. Rights or warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Funds, with the exception of money market funds, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Money market funds value all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 5 — TAX TREATMENT OF THE FUNDS

Each Destination Fund has elected to be treated as a “regulated investment company” for U.S. federal income tax purposes. For the taxable year that includes the closing date of the Reorganizations and for subsequent taxable periods, the Trust reasonably expects that each Destination Fund will meet the requirements of Subchapter M of the Code for qualification as regulated investment companies and will be eligible to, and will, compute its federal income tax under Section 852 of the Code.

NOTE 6 — COSTS ASSOCIATED WITH THE REORGANIZATION

The costs of the Reorganizations will be shared equally by TAM, on the one hand, and, subject to certain limits, the Target Funds and Destination Funds (and ultimately holders of the Target Funds and Destination Funds) on the other in accordance with an allocation methodology approved by the Boards of the Target Funds and Destination Funds. The estimated Fund costs associated with the Reorganizations, which are considered extraordinary expenses of the Funds and, thus, are not subject to the expense limitations of the Funds discussed in Note 3 above, are as follows:

Transamerica Partners Funds Group
Transamerica Partners Core Bond:	$36,458.33
Transamerica Partners Government Money Market:	None
Transamerica Partners High Yield Bond:	None
Transamerica Partners International Equity:	None
Transamerica Partners Mid Growth:	$36,458.33
Transamerica Partners Mid Value:	$36,458.33
Transamerica Partners Small Core:	$36,458.33
Transamerica Partners Small Growth:	$36,458.33
Transamerica Partners Small Value:	$36,458.33
Transamerica Partners Funds Group II
Transamerica Partners Institutional Core Bond:	None

Transamerica Partners Institutional Government Money Market:	None
Transamerica Partners Institutional High Yield Bond:	None
Transamerica Partners Institutional International Equity:	None
Transamerica Partners Institutional Mid Growth:	None
Transamerica Partners Institutional Mid Value:	None
Transamerica Partners Institutional Small Core:	None
Transamerica Partners Institutional Small Growth:	None
Transamerica Partners Institutional Small Value:	None
Transamerica Partners Portfolios
Transamerica Partners Core Bond Portfolio:	$39,772.73
Transamerica Partners Government Money Market Portfolio:	$39,772.73
Transamerica Partners High Yield Bond Portfolio:	$39,772.73
Transamerica Partners International Equity Portfolio:	$149,147.73
Transamerica Partners Mid Growth Portfolio:	$39,772.73
Transamerica Partners Mid Value Portfolio:	$39,772.73
Transamerica Partners Small Core Portfolio:	$39,772.73
Transamerica Partners Small Growth Portfolio:	$39,772.73
Transamerica Partners Small Value Portfolio:	$39,772.73
Transamerica Funds
Transamerica Intermediate Bond:	$13,257.58
Transamerica Government Money Market:	$13,257.58
Transamerica High Yield Bond:	$49,715.91
Transamerica International Equity:	$49,715.91
Transamerica Mid Cap Growth:	$49,715.91
Transamerica Mid Cap Value Opportunities:	$13,257.58
Transamerica Small Cap Core:	$49,715.91
Transamerica Small Cap Growth:	$13,257.58
Transamerica Small Cap Value:	$49,715.91

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

(1)	Amended and Restated Declaration of Trust, filed previously with PEA 212 on December 23, 2015.

(2)	Bylaws, filed previously with PEA 89 on February 28, 2008.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization (See Exhibit A to the Proxy Statement/Prospectus).

(5)	See Exhibits 1 and 2

(6)	(a)	Management Agreement

		(i)	Management Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”) filed previously with PEA 213 on February 25, 2016.

		(ii)	Amended Schedule A to Management Agreement dated July 31, 2016, filed previously with PEA 230 on September 29, 2016.

		(iii)	Amended Schedule A to be filed by subsequent amendment.

	(b)	Sub-Advisory Agreements

		(i)	Sub-Advisory Agreement between TAM and Ranger Investment Management, L.P., filed previously with PEA 159 on August 30, 2012.

			(a)	Amendment to Sub-Advisory Agreement, filed previously with PEA 216 on April 29, 2016.

		(ii)	Sub-Advisory Agreement between TAM and Systematic Financial Management L.P., filed previously with PEA 126 on April 29, 2011.

			(a)	Amendment to Sub-Advisory Agreement, filed previously with PEA 179 on October 31, 2013.

			(b)	Amendment to Sub-Advisory Agreement, filed previously with PEA 216.

		(iv)	Sub-Advisory Agreement between TAM and Boston Advisors, LLC, filed previously with PEA 213.

			(a)	Amendment to Sub-Advisory Agreement, filed previously with PEA 216.

		(iv)	Sub-Advisory Agreement between TAM and Thompson, Siegel & Walmsley LLC, filed previously with PEA 122 on February 28, 2011.

			(a)	Amendment to Sub-Advisory Agreement, filed previously with PEA 183 on February 28, 2014.

			(b)	Amendment to Sub-Advisory Agreement, filed previously with PEA 185 on April 29, 2014.

			(c)	Amendment to Sub-Advisory Agreement, filed previously with PEA 216.

		(v)	Sub-Advisory Agreement between TAM and Quantum Capital Management, filed previously with PEA 179.

			(a)	Amendment to Sub-Advisory Agreement, filed previously with PEA 216.

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(vi) Sub-Advisory Agreement between TAM and Aegon USA Investment Management, LLC, filed previously with PEA 126.

(a) Amendment to Sub-Advisory Agreement, filed previously with PEA 213.

(b) Amendment to Sub-Advisory Agreement, filed previously with PEA 216.

(c) Amendment to Sub-Advisory Agreement, filed previously with PEA 230.

(d) Amendment to Sub-Advisory Agreement, to be filed by subsequent amendment.

(7)	Underwriting Agreement, filed previously with PEA 89.

(a) Updated Schedule I to be filed by subsequent amendment.

(8)	Amended and Restated Board Members Deferred Compensation Plan, filed previously with PEA 108 on February 26, 2010.

(9)	Custodian Agreement between Registrant and State Street Bank and Trust Company, filed previously with PEA 126.

(a) Amendment to Custody Agreement, filed previously with PEA 170 on February 12, 2013.

(b) Amendment to Appendix A-1 of Custody Agreement to be filed by subsequent amendment.

(10)	Plan of Distribution under Rule 12b-1

(a) Amended and Restated Plan of Distribution under Rule 12b-1, filed previously with PEA 197.

(i) Amended Schedule A to be filed by subsequent amendment.

(b) Amended and Restated Plan for Multiple Classes of Shares, filed previously with PEA 230 on September 30, 2016.

(i) Amended Schedule A to be filed by subsequent amendment.

(11)	Form of Opinion of counsel as to the legality of the securities being registered, filed herein.

(12)	Form of Opinion of counsel as to tax matters, filed herein.

(13)	(a) Transfer Agency Agreement between Registrant and Transamerica Fund Services, Inc. (“TFS”), filed previously with PEA 199 on March 30, 2015.

(b) Amended and Restated Expense Limitation Agreement between Registrant and TAM, filed previously with PEA 199.

(i) Amended Schedules A and B to be filed by subsequent amendment.

(c) Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company, filed previously with PEA 170.

(i) Novation Agreement on behalf of Master Sub-Administration Agreement, filed previously with PEA 230.

(14)	Consent of Independent Registered Certified Public Accounting firm, filed herein.

(15)	Not applicable.

(16)	Power of Attorney, filed herein.

(17)	Form of Proxy Card to be filed by subsequent amendment.

All exhibits filed previously are herein incorporated by reference.

Item 17.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, the final opinion of Morgan Lewis & Bockius LLP supporting the tax consequences of the proposed reorganizations as soon as practicable after the closing of the reorganizations.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 13th day of October, 2016.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief Executive Officer	October 13, 2016
Marijn P. Smit

/s/ Sandra N. Bane	Trustee	October 13, 2016
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	October 13, 2016
Leo J. Hill*

/s/ David W. Jennings	Trustee	October 13, 2016
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	October 13, 2016
Russell A. Kimball, Jr.*

/s/ Patricia L. Sawyer	Trustee	October 13, 2016
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	October 13, 2016
John W. Waechter*

/s/ Alan F. Warrick	Trustee	October 13, 2016
Alan F. Warrick*

/s/ Vincent J. Toner	Vice President and Treasurer	October 13, 2016
Vincent J. Toner

* By:	/s/ Tané T. Tyler	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	October 13, 2016
Tané T. Tyler**

**	Attorney-in-fact pursuant to powers of attorney filed herein.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Funds

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(11)	Opinion of counsel as to the legality of the securities being registered

(12)	Form of Opinion of counsel as to tax matters

(14)	Consent of Independent Registered Certified Public Accounting Firm

(16)	Power of Attorney